SECURITIES AND EXCHANGE COMMISSION

                                    Washington, D.C.  20549-1004

                                              Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.  31  (File No. 2-72584)            X
                             ----                              ---

                                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No.  33  (File No. 811-3190)                          X
              ----                                             ---

IDS LIFE MONEYSHARE FUND, INC.
IDS Tower 10, Minneapolis, MN  55440-0010 (612) 330-9283
Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810, Minneapolis, MN  55402-3268

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
     immediately upon filing pursuant to paragraph (b)
  X on October 30, 1997 pursuant to paragraph (b) of rule 485 60 days after filing pursuant to paragraph (a)(i) on (date) pursuant to paragraph (a)(i) 75 days after filing pursuant to paragraph (a)(ii) on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:
_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                        CROSS REFERENCE SHEET

Cross reference sheet showing the location in the prospectus and Statement of Additional Information of the information called for by the items enumerated in Parts A and B of Form N-1A.

Negative answers omitted from prospectus are so indicated.

PART A

Item No.      Location in Prospectus

1             Cover page of prospectus

2             The funds in brief; Sales charge and expenses

3  (a)        Performance
   (b)        NA
   (c)        Performance
   (d)        Performance

4  (a)        The funds in brief; Investment policies and risk;  How the funds are organized
   (b)        Investment policies and risk
   (c)        Investment policies and risk

5  (a)        How the funds are organized
   (b)        How the funds are organized; About AEFC
   (b)(i)     About AEFC
   (b)(ii)    Investment manager
   (c)        Portfolio managers
   (d)        The funds in brief
   (e)        How the funds are organized:  Investment manager
   (f)        NA
   (g)        How the funds are organized:  Investment manager

5A(a)         *
   (b)        *

6  (a)        How the funds are organized:  Shares; Voting rights
   (b)        NA
   (c)        NA
   (d)        NA
   (e)        Cover page
   (f)        Distribution and taxes:  Dividends and capital gain distributions
   (g)        Distribution and taxes:  Taxes
   (h)        NA

7  (a)        NA
   (b)        Performance:  Key terms; Investment policies and their risks:
              Valuing assets
   (c)        NA
   (d)        NA
   (e)        NA
   (f)        NA
   (g)        NA

8  (a)        NA
   (b)        NA
   (c)        NA
   (d)        NA

9             None

PART B

Item No.      Location in Statement of Additional Information
10            Cover page of SAI

11            Table of contents

12            NA

13(a)         Additional Investment Policies; all appendices except Dollar Cost
              Averaging
   (b)        Additional Investment Policies
   (c) Unless changed by the board of directors..." in Additional Investment Policies
   (d)        Portfolio Turnover, last 2 paragraphs of Portfolio Transactions

14(a)         Directors and officers of the fund**; Directors and officers
   (b)        Directors and officers
   (c)        Directors and officers (last paragraph)

15(a)         NA
   (b)        NA
   (c)        Directors and Officers** (last paragraph)

16(a)(i)      How the funds are organized**; About IDS Life and AEFC**
   (a)(ii)    Agreements with IDS Life and AEFC
   (a)(iii)   Agreements with IDS Life and AEFC
   (b)        Agreements with IDS Life and AEFC
   (c)        NA
   (d)        None
   (e)        NA
   (f)        NA
   (g)        NA
   (h)        Custodian; Independent Auditors
   (i)        Custodian

17(a)         Portfolio Transactions
   (b)        Brokerage Commissions Paid to Brokers Affiliated with IDS Life
   (c)        Portfolio Transactions
   (d)        Portfolio Transactions
   (e)        Portfolio Transactions

18(a)         How the fund is organized:  Shares and Voting rights**
   (b)        NA

19(a)         Investing in the Funds
   (b)        Valuing Fund Shares; Investing in the Funds
   (c)        NA

20            Taxes

21(a)         NA
   (b)        NA
   (c)        NA

22(a)         Performance Information:  Calculation of Yield
   (b)        Performance Information:  Calculation of Total Return and/or Yield

23            NA

  *Designates information located in annual report.
**Designates location in the prospectus, which is hereby incorporated by reference in the Statement of Additional Information.

Retirement Annuity Mutual Funds
Prospectus/October 30, 1997


This prospectus describes nine Funds that receive payments from the variable accounts of your variable annuity contract. Each of these Funds has different investment objectives and policies.

IDS Life Capital Resource Fund is a stock fund.

IDS Life Special Income Fund is a bond fund.

IDS Life Managed Fund is a managed fund.

IDS Life Moneyshare Fund is a money market fund. An investment in Moneyshare Fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share.

IDS Life International Equity Fund is an international stock fund.

IDS Life Aggressive Growth Fund is a stock fund investing primarily in common stocks of small-and medium-size companies.

IDS Life Growth Dimensions Fund is a stock fund.

IDS Life Global Yield Fund is a bond fund.

IDS Life Income Advantage Fund is a bond fund.

This prospectus contains facts that can help you decide if the Funds are the right investment for you. Read this along with your variable annuity prospectus before you invest and keep both prospectuses for future reference.

Additional  facts about the Funds are in a Statement of  Additional  Information
(SAI), filed with the Securities and Exchange Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site (http://www.sec.gov). The SAI, dated October 30, 1997, is incorporated here by reference. For a free copy, contact Retirement Annuity Mutual Funds at the address below.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

IDS Life Insurance Company (IDS Life) is not a bank or financial institution, and the securities it offers are not deposits or obligations of, or guaranteed or endorsed by, any bank or financial institution, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

IDS Life Investment Series, Inc.
   IDS Life Capital Resource Fund
   IDS Life International Equity Fund
   IDS Life Aggressive Growth Fund
   IDS Life Growth Dimensions Fund
IDS Life Special Income Fund, Inc.
   IDS Life Special Income Fund
   IDS Life Global Yield Fund
   IDS Life Income Advantage Fund
IDS Life Moneyshare Fund, Inc.
IDS Life Managed Fund, Inc.


Retirement Annuity Mutual Funds
IDS Tower 10
Minneapolis, MN 55440-0010
[612-671-3733]
[800-437-0602]
[TTY: 800-285-8846]
[800-422-3542]
[800-333-3437]

Table of contents

The Funds in brief
Goals and types of Fund investments
Manager and distributor
Variable accounts

Sales charge and expenses
Sales charge
Expenses

Performance
Financial highlights
Total returns
Yield calculation
Key terms

Investment   policies  and  risks
Facts  about   investments  and  their  risks
Alternative investment options
Valuing assets

How to invest,  transfer or redeem  shares
How to invest
How to  transfer  among variable accounts
Redeeming shares

Distributions and taxes
Dividend and capital gain distributions
Taxes

How the Funds are organized
Shares
Voting rights
Shareholder  meetings
Portfolio managers
Directors  and officers
Investment  manager
Administrative  services agreement
Investment advisory agreements

About American Express Financial Corporation
General information

The Funds in brief

Goals and types of Fund investments

Capital Resource Fund's goal is capital appreciation and it invests primarily in U.S. common stocks.

Special Income Fund's goal is to provide a high level of current income while conserving the value of the investment for the longest period of time. It invests primarily in investment-grade bonds.

Managed Fund's goal is maximum total investment return through a combination of capital growth and current income. It invests primarily in stocks, convertible securities, bonds and money market instruments.

Moneyshare Fund's goal is to provide maximum current income consistent with liquidity and conservation of capital. It invests in money market securities.

International Equity Fund's goal is capital appreciation and it invests primarily in common stocks of foreign issuers.

Aggressive Growth Fund's goal is capital appreciation and it invests primarily in common stocks of small- and medium-size companies.

Growth Dimensions Fund's goal is long-term growth of capital and it invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth.

Global Yield Fund's goal is high total return through income and growth of capital, and it invests primarily in debt securities of U.S. and foreign issuers.

Income Advantage Fund's goal is to provide high current income as its primary goal and capital growth as its secondary goal and it invests primarily in long-term, high-yielding, high risk debt securities below investment grade issued by U.S. and foreign corporations.

Because  any  investment   involves  risk,   achieving  these  goals  cannot  be
guaranteed. Only the contract owners can change the goals. See "Voting rights."

Manager and distributor

The Funds are managed by IDS Life, a subsidiary of American Express Financial Corporation (AEFC). AEFC has an agreement with IDS Life to furnish investment advice for the Funds managed by IDS Life.

Variable accounts

You may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity and allocating your purchase payments among the variable accounts that invest in the Funds.

Sales charge and expenses

Sales charge

There is no sales charge for the sale or redemption of fund shares, but there may be charges associated with your redemption (surrender or withdrawal) of your annuity contract. Any charges that apply to the variable accounts and your annuity contract are described in the variable annuity prospectus.

Expenses

The Funds pay IDS Life a fee for managing their investment portfolios. The Funds pay AEFC for administrative and accounting services. The Funds also pay certain nonadvisory expenses. See "Investment manager" and "Administrative services agreement" under "How the Funds are organized."

Performance

Financial highlights

Capital Resource Fund
Financial highlights

Fiscal year ended Aug. 31,
Per share income and capital
changesa

                                  1997       1996     1995     1994     1993     1992      1991       1990     1989       1988


Net asset value, beginning      $25.57     $24.42   $23.43   $24.58   $23.90   $23.15    $17.54     $20.17   $15.06     $17.71
of period
----------------------------- --------- ---------- -------- -------- -------- -------- --------- ---------- -------- ----------
Income from investment
operations:                        .16        .30      .29      .29      .23      .21       .40        .52      .39        .31
Net investment income (loss)

Net gains (losses) on
securities (both realized         6.45       1.22     3.70     1.56     1.89     1.75      6.61     (2.06)     5.38     (2.54)
and unrealized)
----------------------------- --------- ---------- -------- -------- -------- -------- --------- ---------- -------- ----------
Total from investment
operations                        6.61       1.52     3.99     1.85     2.12     1.96      7.01     (1.54)     5.77     (2.23)
----------------------------- --------- ---------- -------- -------- -------- -------- --------- ---------- -------- ----------
Less distributions:
Dividends from net               (.15)      (.29)    (.29)    (.29)    (.23)    (.21)     (.40)      (.52)    (.27)      (.31)
investment income

Distributions from realized     (4.05)      (.07)   (2.71)   (2.71)   (1.21)   (1.00)    (1.00)      (.57)    (.27)      (.11)
gains

Excess distributions from
net                              (.01)      (.01)       --       --       --       --        --         --       --         --
investment income

----------------------------- --------- ---------- -------- -------- -------- -------- --------- ---------- -------- ----------
Total distributions             (4.21)      (.37)   (3.00)   (3.00)   (1.44)   (1.21)    (1.40)     (1.09)    (.66)      (.42)
----------------------------- --------- ---------- -------- -------- -------- -------- --------- ---------- -------- ----------
Net asset value, end of         $27.97     $25.57   $24.42   $23.43   $24.58   $23.90    $23.15     $17.54   $20.17     $15.06
period
----------------------------- --------- ---------- -------- -------- -------- -------- --------- ---------- -------- ----------
Ratios/supplemental data
                                  1997       1996     1995     1994     1993     1992      1991       1990     1989       1988
Net assets (end of period)
  (in millions)                 $4,867     $4,372   $3,845   $2,899   $2,308   $1,681    $1,191       $702     $660       $454

Ratio of expenses to
average                           .67%       .68%     .69%     .68%     .68%     .70%      .70%       .70%     .73%       .69%
daily net assets

Ratio of net income (loss)
to average daily net assets       .61%      1.15%    1.22%    1.20%     .94%     .91%     1.94%      2.69%    2.22%      2.01%

Portfolio turnover rate
(excluding short-term             110%       131%      88%      85%      65%      63%       74%        82%      42%       111%
securities)
----------------------------- --------- ---------- -------- -------- -------- -------- --------- ---------- -------- ----------
Total returnb                   28.47%      6.15%   17.18%    7.61%    8.87%    8.54%    40.68%    (7.79%)   38.72%   (12.59%)

Average brokerage               $.0492     $.0565       --       --       --       --        --         --       --         --
commission ratec
----------------------------- --------- ---------- -------- -------- -------- -------- --------- ---------- -------- ----------

   a  For a share outstanding throughout the period.  Rounded to the nearest cent.
   b Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
   c Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charges. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

Special Income Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital
changesa


                                       1997      1996     1995       1994    1993     1992     1991     1990    1989     1988

Net asset value, beginning of        $11.54    $11.58   $11.05     $12.08  $11.26   $10.72   $10.10   $11.11  $10.88   $11.09
period
----------------------------------- -------- --------- -------- ---------- ------- -------- -------- -------- ------- --------
Income from investment operations:
Net investment income (loss)            .85       .88      .88        .84     .85      .90      .97      .99    1.03     1.03

Net gains (losses) on securities
(both realized and unrealized)          .52     (.07)      .56      (.99)     .82      .54      .62   (1.01)     .23    (.21)
----------------------------------- -------- --------- -------- ---------- ------- -------- -------- -------- ------- --------
Total from investment operations       1.37       .81     1.44      (.15)    1.67     1.44     1.59    (.02)  (1.26)      .82
----------------------------------- -------- --------- -------- ---------- ------- -------- -------- -------- ------- --------
Less distributions:
Dividends from net investment         (.84)     (.85)    (.87)      (.85)   (.85)    (.90)    (.97)    (.99)  (1.03)   (1.03)
income

Distributions from realized gains     (.07)        --    (.02)      (.02)      --       --       --       --      --       --

Excess distributions from net
investment income                     (.01)        --    (.02)      (.01)      --       --       --       --      --       --
----------------------------------- -------- --------- -------- ---------- ------- -------- -------- -------- ------- --------
Total distributions                   (.92)     (.85)    (.91)      (.88)   (.85)    (.90)    (.97)    (.99)  (1.03)   (1.03)
----------------------------------- -------- --------- -------- ---------- ------- -------- -------- -------- ------- --------
Net asset value, end of period       $11.99    $11.54   $11.58     $11.05  $12.08   $11.26   $10.72   $10.10  $11.11   $10.88
----------------------------------- -------- --------- -------- ---------- ------- -------- -------- -------- ------- --------

Ratios/supplemental data
                                       1997      1996     1995       1994    1993     1992     1991     1990    1989     1988
Net assets, end of period
  (in millions)                      $1,923    $1,912   $1,703     $1,559  $1,551   $1,136     $800     $641    $565     $428

Ratio of expenses to average
daily net assets                       .68%      .68%    $.68%       .67%    .69%     .71%     .70%     .71%    .73%     .69%

Ratio of net income to average
daily net assets                      7.18%     7.47%    8.08%      7.20%   7.41%    8.22%    9.31%    9.42%   9.37%    9.45%

Portfolio turnover rate (excluding
short-term securities)                  73%       56%      56%        57%     77%      92%      97%     118%    132%     169%
----------------------------------- -------- --------- -------- ---------- ------- -------- -------- -------- ------- --------
Total returnb                        12.24%     7.08%   13.75%    (1.30)%  15.47%   13.96%   16.54%   (.12)%  12.19%    7.76%



     a  For a share outstanding throughout the period.  Rounded to the nearest cent.
     b Total return does not reflect  payment of the expenses  that apply to the variable accounts or any annuity charges.

Managed Fund
Financial highlights

Fiscal year ended Aug. 31,
Per share income and capital
changesa


                                       1997     1996     1995    1994     1993    1992     1991     1990     1989      1988

Net asset value, beginning of year   $16.00   $14.85   $13.65  $14.32   $13.08  $12.59   $10.93   $12.08    $9.87    $11.34
----------------------------------- -------- -------- -------- ------- -------- ------- -------- -------- -------- ---------
Income from investment operations:
Net investment income                   .46      .46      .40     .47      .49     .56      .58      .65      .48       .42

Net gains (losses) on securities
(both realized and unrealized)         3.93     1.15     1.20   (.26)     1.60     .95     2.11    (.67)     2.25    (1.47)
----------------------------------- -------- -------- -------- ------- -------- ------- -------- -------- -------- ---------
Total from investment operations       4.39     1.61     1.60     .21     2.09    1.51     2.69    (.02)     2.73    (1.05)
----------------------------------- -------- -------- -------- ------- -------- ------- -------- -------- -------- ---------
Less distributions:
Dividends from net investment         (.45)    (.46)    (.40)   (.88)    (.85)  (1.02)   (1.03)   (1.13)    (.52)     (.42)
income

Distributions from realized gains    (1.06)       --       --   (.41)    (.36)   (.46)    (.45)    (.48)    (.04)        --

Excess Distributions from
net investment income                 (.01)       --       --      --       --      --       --       --       --        --
----------------------------------- -------- -------- -------- ------- -------- ------- -------- -------- -------- ---------
Total distributions                  (1.52)    (.46)    (.40)   (.88)    (.85)  (1.02)   (1.03)   (1.13)    (.52)     (.42)
----------------------------------- -------- -------- -------- ------- -------- ------- -------- -------- -------- ---------
Net asset value, end of period       $18.87   $16.00   $14.85  $13.65   $14.32  $13.08   $12.59   $10.93   $12.08     $9.87
----------------------------------- -------- -------- -------- ------- -------- ------- -------- -------- -------- ---------
Ratios/supplemental data
                                       1997     1996     1995    1994     1993    1992     1991     1990     1989      1988

Net assets, end of period
  (in millions)                      $4,445   $3,482   $3,044  $2,499   $1,858  $1,169     $810     $545     $462      $381

Ratio of expenses to average
daily net assets                       .64%     .65%     .68%    .68%     .69%    .71%     .70%     .71%     .73%      .69%

Ratio of net income (loss) to
average daily net assets              2.65%    2.94%    2.96%   3.46%    3.70%   4.35%    4.86%    5.42%    5.06%     4.42%

Portfolio turnover rate (excluding
short-term securities)
                                        72%      85%      72%     79%      58%     50%      52%      37%      69%       62%
----------------------------------- -------- -------- -------- ------- -------- ------- -------- -------- -------- ---------
Total returnb                        28.54%   10.95%   11.94%   1.51%   16.33%  12.14%   25.24%   (.23)%   28.47%   (9.06)%

Average brokerage commission ratec   $.0334  $0.0606       --      --       --      --       --       --       --        --
----------------------------------- -------- -------- -------- ------- -------- ------- -------- -------- -------- ---------

     a  For a share outstanding throughout the period. Rounded to the nearest cent.
     b Total return does not reflect  payment of the expenses  that apply to the variable accounts or any annuity charges.
     c Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which  commissions are charges.  The comparability of this  information may be affected by the fact that commission  rates per share vary significantly among foreign countries.

Moneyshare Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital
changesa


                                       1997    1996    1995     1994    1993     1992    1991    1990    1989     1988

Net asset value, beginning of         $1.00   $1.00   $1.00    $1.00   $1.00    $1.00   $1.00   $1.00   $1.00    $1.00
period
----------------------------------- -------- ------- ------- -------- ------- -------- ------- ------- ------- --------
Income from investment operations:
Net investment income (loss)            .05     .05     .05      .03     .03      .04     .07     .08     .09      .07
----------------------------------- -------- ------- ------- -------- ------- -------- ------- ------- ------- --------
Less distributions:
Dividends from net investment         (.05)   (.05)   (.05)    (.03)   (.03)    (.04)   (.07)   (.08)   (.09)    (.07)
income
----------------------------------- -------- ------- ------- -------- ------- -------- ------- ------- ------- --------
Net asset value, end of period        $1.00   $1.00   $1.00    $1.00   $1.00    $1.00   $1.00   $1.00   $1.00    $1.00
----------------------------------- -------- ------- ------- -------- ------- -------- ------- ------- ------- --------

Ratios/supplemental data
                                       1997    1996    1995     1994    1993     1992    1991    1990    1989     1988
Net assets, end of period
  (in millions)                        $421    $288    $227     $179    $180     $246    $285    $274    $160     $102

Ratio of expenses to average
daily net assets                       .57%    .56%    .59%     .57%    .60%     .60%    .57%    .62%    .54%     .58%

Ratio of net income (loss) to
average daily net assets              4.97%   5.02%   5.23%    3.12%   2.67%    3.93%   6.55%   7.85%   8.68%    6.77%
----------------------------------- -------- ------- ------- -------- ------- -------- ------- ------- ------- --------
Total returnb                         5.06%   5.16%   5.27%    3.15%   2.73%    3.98%   6.77%   8.18%   8.99%    7.01%
----------------------------------- -------- ------- ------- -------- ------- -------- ------- ------- ------- --------


     a  For a share outstanding throughout the period.  Rounded to the nearest cent.
     b Total return does not reflect  payment of the expenses  that apply to the variable accounts or any annuity charges.

International Equity Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital
changesa


                                           1997         1996         1995         1994         1993       1992**

Net asset value, beginning of            $13.30       $12.55       $12.91       $11.60       $10.01       $10.00
period
----------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Income from investment operations:
Net investment income (loss)                .18          .20          .17          .14          .15          .05

Net gains (losses) on securities
(both realized and unrealized              1.06         1.01        (.37)         1.61         1.81          .01
----------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Total from investment operations           1.24         1.21        (.20)         1.75         1.96          .06
----------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Less distributions:
Dividends from net investment             (.17)        (.44)        (.16)        (.08)        (.15)        (.05)
income

Distributions from realized gains         (.28)        (.02)           --        (.29)        (.22)           --

Excess distributions from                    --           --           --        (.07)           --           --
realized gains
----------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Total distributions                       (.45)        (.46)        (.16)        (.44)        (.37)        (.05)
----------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Net asset value, end of period           $14.09       $13.30       $12.55       $12.91       $11.60       $10.01
----------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Ratios/supplemental data
                                           1997         1996         1995         1994         1993        1992b
Net assets, end of period
  (in millions)                          $2,105       $1,874       $1,442       $1,111         $291          $39
----------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Ratio of expenses to average
daily net assets                           .97%         .96%        1.03$         .98%        1.10%       1.57%c

Ratio of net income (loss) to
average daily net assets                  1.30%        1.28%        1.56%        1.09%        1.37%       0.93%c

Portfolio turnover rate (excluding
short-term securities)                      91%          58%          38%          51%          62%          22%
----------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Total returnd                             9.34%        9.64%      (1.77%)       15.11%       19.76%        0.55%

Average brokerage commission ratee       $.0187       $.0186           --           --           --           --
----------------------------------- ------------ ------------ ------------ ------------ ------------ ------------

     a  For a share outstanding throughout the period.  Rounded to the nearest cent.
     b  Commencement of operations.  Period from Jan. 13, 1992 to Aug. 31, 1992.
     c  Adjusted to an annual basis.
     d Total return does not reflect  payment of the expenses  that apply to the variable accounts or any annuity charges. e Effective fiscal year 1996, the
     Fund is required to disclose an average brokerage commission rate per share for security trades on which  commissions are charges.  The comparability of this  information may be affected by the fact that commission  rates per share vary significantly among foreign countries.

Aggressive Growth Fund
Financial highlights

Fiscal period ended Aug. 31,
Per share income and capital
changesa


                                           1997         1996         1995         1994         1993        1992b

Net asset value, beginning of            $16.04       $14.44       $11.46       $11.68        $9.00       $10.00
period
----------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Income from investment operations:
Net investment income (loss)                .08          .10          .08          .01          .02          .02

Net gains (losses) on securities
(both realized and unrealized)             2.84          .60         2.98        (.22)         2.68       (1.00)
----------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Total from investment operations           2.92         1.70         3.06        (.21)         2.70        (.98)
----------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Less distributions:
Dividends from net investment             (.08)        (.10)        (.08)        (.01)        (.02)        (.02)
income

Distributions from realized gains        (1.71)           --           --           --           --           --
----------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Total Distributions                      (1.79)        (.10)        (.08)        (.01)        (.02)        (.02)
----------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
----------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Net asset value, end of period            17.17       $16.04       $14.44       $11.46       $11.68        $9.00
----------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Ratios/supplemental data
                                           1997         1996         1995         1994         1993        1992b

Net assets, end of period
  (in millions)                          $2,427       $1,941       $1,412         $763         $299          $57

Ratio of expenses to average                                                                                   .
daily net assets                           .68%         .69%         .70%         .69%         .75%         98%c

Ratio of net income to average
daily net assets                           .47%         .65%         .72%         .14%         .28%        .21%c

Portfolio turnover rate (excluding
short-term securities)                     218%         189%         116%          59%          55%          28%
----------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Total returnd                            18.60%       11.82%       26.80%      (1.77)%       29.98%      (9.76)%

Average brokerage commission ratee       $.0430       $.0531           --           --           --           --
----------------------------------- ------------ ------------ ------------ ------------ ------------ ------------

     a  For a share outstanding throughout the period.  Rounded to the nearest cent.
     b  Commencement of operations.  Period from Jan. 13, 1992 to Aug. 31, 1992.
     c  Adjusted to an annual basis.
     d Total return does not reflect  payment of the expenses  that apply to the variable accounts or any annuity charges. e Effective fiscal year 1996, the
     Fund is required to disclose an average brokerage commission rate per share for security trades on which  commissions are charges.  The comparability of this  information may be affected by the fact that commission  rates per share vary significantly among foreign countries.

Growth Dimension Fund
Financial highlights


Fiscal period ended Aug. 31,
Per share income and capital changesa


                                             1997       1996b

Net asset value, beginning of period        $9.94      $10.00
----------------------------------------- -------- -----------
Income from investment operations:

Net investment income                         .10         .03

Net gains (losses) on securities
(both realized and unrealized)               3.01       (.06)
----------------------------------------- -------- -----------
Total from investment operations             3.11       (.03)
----------------------------------------- -------- -----------
Less distributions:
Dividends from net investment income        (.10)       (.03)
----------------------------------------- -------- -----------
Net asset value, end of period             $12.95       $9.94
----------------------------------------- -------- -----------
Ratios/supplemental data

                                             1997       1996b

Net assets, end of period (in millions)    $1,307        $171
----------------------------------------- -------- -----------
Ratio of expenses to average
daily net assets                             .72%     1.047%c

Ratio of net income (loss) to average
daily net assets                            1.04%      1.69%c

Portfolio turnover rate (excluding
short-term securities)                        29%          4%
----------------------------------------- -------- -----------
Total returnd                              31.35%      (.22)%

Average brokerage commission ratee         $.0321     $0.0559
----------------------------------------- -------- -----------

a For a share outstanding throughout the period. Rounded to the nearest cent. b Commencement of operations. Period from May 1, 1996 to Aug. 31, 1996.
c  Adjusted to an annual basis.
d Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges. e Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charges. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

Global Yield Fund
Financial highlights


Fiscal period ended Aug. 31,
Per share income and capital changesa


                                             1997       1996b

Net asset value, beginning of period       $10.08      $10.00
----------------------------------------- -------- -----------
Income from investment operations:

Net investment income (loss)                  .51         .12

Net gains on securities
(both realized and unrealized)                .14         .07
----------------------------------------- -------- -----------
Total from investment operations              .65         .19
----------------------------------------- -------- -----------
Less distributions:
Dividends from net investment income        (.41)       (.11)
----------------------------------------- -------- -----------
Net asset value, end of period             $10.32      $10.08
----------------------------------------- -------- -----------
 Ratios/supplemental data

                                             1997       1996b

Net assets, end of period (in millions)      $119         $21
----------------------------------------- -------- -----------
Ratio of expenses to average
daily net assets                             .97%      1.77%c

Ratio of net income to average
daily net assets                            5.66%      4.96%c

Portfolio turnover rate (excluding
short-term securities)                        36%          4%
----------------------------------------- -------- -----------
Total returnd                               6.47%       1.95%
----------------------------------------- -------- -----------


a For a share outstanding throughout the period. Rounded to the nearest cent. b Commencement of operations. Period from May 1, 1996 to Aug. 31, 1996.
c  Adjusted to an annual basis.
d Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

Income Advantage Fund
Financial highlights


Fiscal period ended Aug. 31,
Per share income and capital changesa


                                             1997       1996b

Net asset value, beginning of period        $9.77      $10.00
----------------------------------------- -------- -----------
Income from investment operations:

Net investment income (loss)                  .88         .18

Net gains (losses) on securities
(both realized and unrealized)                .62       (.23)
----------------------------------------- -------- -----------
Total from investment operations             1.50       (.05)
----------------------------------------- -------- -----------
Less distributions:
Dividends from net investment income          .88       (.18)
----------------------------------------- -------- -----------
Net asset value, end of period             $10.39       $9.77
----------------------------------------- -------- -----------
Ratios/supplemental data

                                             1997       1996b

Net assets, end of period (in millions)      $320         $49
----------------------------------------- -------- -----------
Ratio of expenses to average
daily net assets                             .69%      1.53%c

Ratio of net income to average
daily net assets                            8.88%      8.14%c

Portfolio turnover rate (excluding
short-term securities)                       104%         22%
----------------------------------------- -------- -----------
Total returnd                              16.78%      (.48)%
----------------------------------------- -------- -----------


a For a share outstanding throughout the period. Rounded to the nearest cent. b Commencement of operations. Period from May 1, 1996 to Aug. 31, 1996.
c  Adjusted to an annual basis.
d Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

The information in these tables has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Funds is contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Total returns


Average annual total returns as of Aug. 31, 1997

Purchase                    1 year            5 years              10 years
made                        ago               ago                  ago
--------------------------- ----------------- -------------------- ------------

Capital Resource Fund       +28.47%           +13.36%              +12.32%

S&P 500                     +40.63%           +19.73%              +13.86%

Cumulative total returns as of Aug. 31, 1997

Purchase                    1 year            5 years              10 years
made                        ago               ago                  ago
--------------------------- ----------------- -------------------- ------------


Capital Resource Fund       +28.47%           +  87.21%            +219.62%

S&P 500                     +40.63%           +146.03%             +266.31%

Average annual total returns as of Aug. 31, 1997

Purchase                    1 year            5 years              10 years
made                        ago               ago                  ago
--------------------------- ----------------- -------------------- ------------

Special Income Fund         +12.24%           +9.28%               +9.59%

Lehman Aggregate Bond
Index                       +10.01%           +6.80%               +9.05%

Cumulative total returns as of Aug. 31, 1997

Purchase                    1 year            5 years              10 years
made                        ago               ago                  ago
--------------------------- ----------------- -------------------- ------------

Special Income Fund         +12.24%           +55.81%              +149.87%

Lehman Aggregate Bond
Index                       +10.01%           +38.92%              +137.89%

Average annual total returns as of Aug. 31, 1997

Purchase                    1 year            5 years              10 years
made                        ago               ago                  ago
--------------------------- ----------------- -------------------- ------------

Managed Fund                +28.54%           +13.51%              +11.93%

S&P 500                     +40.63%           +19.73%              +13.86%

Cumulative total returns as of Aug. 31, 1997

Purchase                    1 year            5 years              10 years
made                        ago               ago                  ago
--------------------------- ----------------- -------------------- ------------

Managed Fund                +28.54%           +  88.52%            +208.61%

S&P 500                     +40.63%           +146.03%             +266.31%

Average annual total returns as of Aug. 31, 1997

                                                                   Since
Purchase                    1 year            5 years              inception
made                        ago               ago                  Jan. 13, 1992
--------------------------- ----------------- -------------------- ------------

International
Equity Fund                 +  9.34%          +10.22%              +  9.12%

Morgan Stanley
Capital International
World Index                 +22.84%           +14.98%              +12.88%*

Cumulative total returns as of Aug. 31, 1997

                                                                   Since
Purchase                    1 year            5 years              inception
made                        ago               ago                  Jan. 13, 1992
--------------------------- ----------------- -------------------- ------------

International
Equity Fund                 +  9.34%          +  62.68%            +63.58%

Morgan Stanley
Capital International
World Index                 +22.84%           +100.93%             +97.13%*

Average annual total returns as of Aug. 31, 1997

                                                                   Since
Purchase                    1 year            5 years              inception
made                        ago               ago                  Jan. 13, 1992
--------------------------- ----------------- -------------------- ------------

Aggressive Growth Fund      +18.60%           +16.51%              +12.45%

S&P 500                     +40.63%           +19.73%              +18.08%*

Cumulative total returns as of Aug. 31, 1997

                                                                   Since
Purchase                    1 year            5 years              inception
made                        ago               ago                  Jan. 13, 1992
--------------------------- ----------------- -------------------- ------------

Aggressive Growth Fund      +18.60%           +114.71%             +  93.75%

S&P 500                     +40.63%           +146.03%             +153.88%*

Average annual total returns as of Aug. 31, 1997

Purchase                    1 year            Since inception
made                        ago               May 1, 1996
--------------------------- ----------------- ---------------------------------

Growth Dimensions           +31.35%           +22.47%

S&P 500                     +40.63%           +28.81%

Lipper Growth Fund Index    +34.46%           +22.62%

Cumulative total returns as of Aug. 31, 1997

Purchase                    1 year            Since inception
made                        ago               May 1, 1996
--------------------------- ----------------- ---------------------------------

Growth Dimensions           +31.35%           +31.06%

S&P 500                     +40.63%           +41.32%

Lipper Growth Fund Index    +34.46%           +31.97%

Average annual total returns as of Aug. 31, 1997

Purchase                    1 year            Since inception
made                        ago               May 1, 1996
--------------------------- ----------------- ---------------------------------

Global Yield                +6.47%            +6.34%

Salomon Brothers Global
Govt. Bond Composite Index  +0.68%            +2.86%

Lipper Global
Income Fund Index           +7.66%            +8.16%

Cumulative total returns as of Aug. 31, 1997

Purchase                    1 year            Since inception
made                        ago               May 1, 1996
--------------------------- ----------------- ---------------------------------

Global Yield                +6.47%            +  8.55%

Salomon Brothers Global
Govt. Bond Composite Index  +0.68%            +  3.85%

Lipper Global
Income Fund Index           +7.66%            +11.13%

Average annual total returns as of Aug. 31, 1997

Purchase                    1 year            Since inception
made                        ago               May 1, 1996
--------------------------- ----------------- ---------------------------------

Income Advantage            +16.78%           +11.92%

Lehman Aggregate Bond
Index                       +10.01%           +  8.34%

Cumulative total returns as of Aug. 31, 1997

Purchase                    1 year            Since inception
made                        ago               May 1, 1996
--------------------------- ----------------- ---------------------------------

Income Advantage            +16.78%           +16.22%

Lehman Aggregate Bond
Index                       +10.01%           +11.39%

* Measurement period began Jan. 31, 1992


These examples show total returns from hypothetical investments in each Fund. These returns are compared to those of popular indexes for the same periods. The results do not reflect the expenses that apply to the variable accounts or the annuity contract. Inclusion of these charges would reduce total return for all periods shown.

For purposes of calculation, information about each Fund assumes the deduction of applicable fund expenses, makes no adjustments for taxes that may have been paid on the reinvested income and capital gains and covers a period of widely fluctuating securities prices. Returns shown should not be considered a representation of the Fund's future performance.

Each Fund's investments may be different from those in the indexes. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.


Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Morgan Stanley Capital International World Index, compiled from a composite of securities listed on the markets of North America, Europe, Australasia and the Far East is widely recognized by investors as the measurement index for portfolios that invest in the major markets of the world.

Lehman Aggregate Bond Index is made up of an unmanaged representative list of government and corporate bonds as well as asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in Special Income or Income Advantage Funds. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


Lipper  Growth Fund Index,  an unmanaged  index  published by Lipper  Analytical
Services, Inc., includes 30 funds that are generally similar to Growth Dimensions Fund, although some funds in the index may have somewhat different investment policies or objectives.


Salomon Brothers Global Government Bond Composite Index is a representative list of government bonds of 17 countries throughout the world. The index is a general measure of government bond performance.

Performance is expressed in the U.S. dollar as well as the currencies of governments making up the index. The bonds included in the index may not be the same as those in the Global Yield Fund.


Lipper Global Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to Global Yield Fund, although some funds in the index may have somewhat different investment policies or objectives.

Yield calculation

Special Income, Global Yield and Income Advantage Funds may calculate a 30-day annualized yield by dividing:

o    net investment income per share deemed earned during a 30-day period by

o    the net asset value per share on the last day of the period, and

o    converting the result to a yearly equivalent figure.

This yield calculation does not include any annuity charges or contingent deferred sales charges, which would reduce the yield quoted.

A fund's yield varies from day to day, mainly because share values and net asset values (which are calculated daily) vary in response to changes in interest rates. Net investment income normally changes much less in the short run. Thus, when interest rates rise and share values fall, yield tends to rise.
When interest rates fall, yield tends to follow.

Moneyshare Fund calculates annualized simple and compound yields based on a seven-day period.

Past yields should not be considered an indicator of future yields.

Key terms

Average annual total return - The annually compounded rate of return over a given time period (usually two or more years) -- total return for the period converted to an equivalent annual figure.

Capital gains or losses - Increase or decrease in value of the securities the funds hold. Gains are realized when securities that have increased in value are sold. A fund also may have unrealized gains or losses when securities increase or decrease in value but are not sold.

Close of business - Normally 3 p.m. Central time each business day (any day the New York Stock Exchange is open).

Distributions - Payments to the variable accounts of two types: investment income (dividends) and realized net long-term capital gains (capital gains distributions).

Investment income - Dividends and interest earned on securities held by the funds.

Net asset value (NAV) - Value of a single fund share. It is the total market value of all of a fund's investments and other assets, less any liabilities, divided by the number of shares outstanding.

The NAV is the price the variable account receives when it sells shares. It usually changes from day to day and is calculated at the close of business. For Special Income, Global Yield and Income Advantage Funds, NAV generally declines as interest rates increase and rises as interest rates decline.

Total return - Sum of all returns for a given period, assuming reinvestment of all distributions. Calculated by taking the total value of shares at the end of the period (including shares acquired by reinvestment), less the price of shares purchased at the beginning of the period.

Variable accounts - The separate accounts or subaccounts, each of which invests in shares of one of the funds.

Yield - Net investment income earned per share for a specified time period, divided by the net asset value at the end of the period.

Investment policies and risks

Capital Resource Fund - Under normal market conditions, Capital Resource Fund invests primarily in U.S. common stocks and other securities convertible into common stock. The portfolio manager selects investments believed to have potential for capital growth.

The Fund also may invest in preferred stocks, bonds, debt securities, foreign securities, money market instruments and derivative instruments.

Special Income Fund - Under normal market conditions, Special Income Fund invests primarily in debt securities. At least 50% of its net assets are invested in corporate bonds of the four highest ratings, in other corporate bonds the investment manager believes have the same investment qualities and in government bonds.

The Fund also may invest in corporate bonds with lower ratings, convertible securities, preferred stocks, derivative instruments, money market instruments and foreign bonds.

Managed Fund - Under normal market conditions, Managed Fund invests at least 50% of its total assets in common stocks. The Fund also invests in preferred stocks, convertible securities, warrants, bonds and money market instruments. Ordinarily, investments other than common stock would constitute 50% or less of the Fund's portfolio. However, under unusual market conditions, the Fund may invest any portion of its assets in securities other than common stocks. This allows the investment manager flexibility to best achieve the Fund's goal. This might occur, for example, when interest rates are high but are expected to decline significantly.

The Fund also may invest in derivative instruments and foreign securities.

Moneyshare Fund - Under normal market conditions, Moneyshare Fund invests primarily in high-quality, short-term, debt securities and other money market instruments denominated in U.S. dollars. The Fund intends to maintain a constant net asset value of $1 per share, although there is no assurance it will be able to do so. The Fund will not purchase any security with a remaining maturity of more than 13 months and will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Fund also may invest in foreign securities. For a description of money market securities, see Appendix C in the SAI.

International Equity Fund - Under normal market conditions, International Equity Fund invests at least 65% of its total assets in foreign equity securities having a potential for superior growth. Superior means fund performance better than the Morgan Stanley Capital International World Index.

The Fund's investments will be primarily in common stocks and securities convertible into common stocks of foreign issuers. However, if the investment manager believes they have more potential for capital growth, the Fund may invest in bonds issued or guaranteed either by countries that are members of the Organization for Economic Cooperation and Development (OECD) or by international agencies such as the World Bank or the European Investment Bank. These bonds will not be purchased unless, in the judgment of the investment manager, they are comparable in quality to bonds rated AA by Standard & Poor's Corporation (S&P).

The percentage of fund assets invested in particular countries or regions of the world will change according to their political stability and economic condition. Ordinarily, the Fund will invest in companies domiciled in at least three foreign countries.

Normally, investments in U.S. issuers will constitute less than 20% of the Fund's portfolio. However, as a temporary measure, the Fund may invest any portion of its assets in securities of U.S. issuers that appear to have greater potential for superior growth than foreign securities. U.S. investments would include common stocks, convertible securities and corporate and government bonds.

The bonds must bear one of the four highest ratings given by Moody's Investors Service, Inc. (Moody's) or S&P or must be of comparable quality. The Fund also may invest in money market instruments and derivative instruments. No more than 5% of the Fund's total assets may be invested in options on individual securities.

Aggressive Growth Fund - Under normal market conditions, Aggressive Growth Fund invests primarily in common stocks of U.S. and foreign companies that are small- and medium-size growth companies. Many of these companies emphasize technological innovation or productivity improvements.

The Fund invests in warrants to purchase common stock, debt securities or in securities of large, well-established companies when the portfolio manager believes those investments offer the best opportunity for capital growth. The Fund also may invest in foreign securities, derivative instruments and money market instruments.

Growth Dimensions Fund - Under normal market conditions, Growth Dimensions Fund invests primarily in common stocks of U.S. and foreign corporations showing potential for significant growth. These companies usually operate in areas where dynamic economic and technological changes are occurring. They also may exhibit excellence in technology, marketing or management. Other investments include debt securities, preferred stocks, derivative instruments and money market instruments.

Global Yield Fund - Global Yield Fund invests primarily in debt securities of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be investment-grade corporate or government debt securities including money market instruments of issuers located in at least three different countries.

The Fund also invests in debt securities below investment grade, convertible securities, common stocks and derivative instruments. The Fund may not purchase securities rated lower than B by Moody's or S&P.

Since the Fund is a non-diversified mutual fund, it may concentrate its investments in securities of fewer issuers than would a diversified fund. Accordingly, the Fund may have more risk than funds that have broader diversification.

Income Advantage Fund - Under normal market conditions, Income Advantage Fund invests primarily in debt securities below investment grade issued by U.S. and foreign corporations. Most of these will be rated BBB, BB or B by S&P or Moody's equivalent. However, the Fund may invest in debt securities with lower ratings, including those in default. Other investments include investment-grade bonds, convertible securities, stocks, derivative instruments and money market instruments. The Fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

The various types of investments the portfolio managers use to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Common stocks: Stock prices are subject to market fluctuations. Stocks of smaller or foreign companies or stocks of companies experiencing significant growth and operating in areas of financial and technological change may be subject to more abrupt or erratic price movements than stocks of larger, established companies or the stock market as a whole. Also, small companies often have limited product lines, smaller markets or fewer financial resources. Therefore, some of the securities in which a fund invests involve substantial risk and may be considered speculative.

Preferred stocks: If a company earns a profit, it generally must pay its preferred stockholders a dividend at a pre-established rate.

Convertible securities: These securities generally are preferred stocks or bonds that can be exchanged for other securities, usually common stock, at prestated prices. When the trading price of the common stock makes the exchange likely, the convertible securities trade more like common stock.

Debt securities: The price of an investment grade bond fluctuates as interest rates change or if its credit rating is upgraded or downgraded.

Debt securities below investment grade: The price of these bonds may react more to the ability of a company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations, are more likely to experience a default and sometimes are referred to as "junk bonds." Reduced market liquidity for these bonds may occasionally make it more difficult to value them. In valuing bonds, a fund relies both on independent rating agencies and the investment manager's credit analysis.

Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the fund's investment manager believes it is advantageous to do so.

Bond ratings and holdings for fiscal year ended Aug. 31, 1997

                                         For Special Income Fund

                                                                                  Percent of
                                                                                  net assets
                                                                                  in unrated
                            S&P Rating                 Protection of              securities
Percent of                  (or Moody's                principal and              assessed by
net assets                  equivalent)                interest                   AEFC


29.76%                      AAA                        Highest quality            0.79%
  3.78                      AA                         High quality                 --
11.28                       A                          Upper medium grade         0.02
13.32                       BBB                        Medium grade               0.10
15.43                       BB                         Moderately speculative     1.04
  9.36                      B                          Speculative                0.92
 0.74                       CCC                        Highly speculative         0.17
   --                       CC                         Poor quality                 --
 0.01                       C                          Lowest quality               --
   --                       D                          In default                   --
 4.91                       Unrated                    Unrated securities         1.87


Bond ratings and holdings for fiscal year ended Aug. 31, 1997

                                             For Managed Fund

                                                                                  Percent of
                                                                                  net assets
                                                                                  in unrated
                            S&P Rating                 Protection of              securities
Percent of                  (or Moody's                principal and              assessed by
net assets                  equivalent)                interest                   AEFC


12.77%                      AAA                        Highest quality            0.08%
  1.20                      AA                         High quality                 --
  3.62                      A                          Upper medium grade           --
  4.45                      BBB                        Medium grade               0.03
  3.53                      BB                         Moderately speculative     0.03
  2.20                      B                          Speculative                0.13
  0.10                      CCC                        Highly speculative         0.07
    --                      CC                         Poor quality                 --
    --                      C                          Lowest quality               --
    --                      D                          In default                   --
  2.16                      Unrated                    Unrated securities         1.82

Bond ratings and holdings for fiscal year ended Aug. 31, 1997


                                          For Global Yield Fund

                                                                                  Percent of
                                                                                  net assets
                                                                                  in unrated
                            S&P Rating                 Protection of              securities
Percent of                  (or Moody's                principal and              assessed by
net assets                  equivalent)                interest                   AEFC


54.30%                      AAA                        Highest quality            0.64%
  4.73                      AA                         High quality                 --
  2.65                      A                          Upper medium grade         0.09
  3.43                      BBB                        Medium grade                 --
12.08                       BB                         Moderately speculative       --
  0.57                      B                          Speculative                  --
    --                      CCC                        Highly speculative           --
    --                      CC                         Poor quality                 --
    --                      C                          Lowest quality               --
    --                      D                          In default                   --
  1.88                      Unrated                    Unrated securities         1.15

Bond ratings and holdings for fiscal year ended Aug. 31, 1997


                                        For Income Advantage Fund

                                                                                  Percent of
                                                                                  net assets
                                                                                  in unrated
                            S&P Rating                 Protection of              securities
Percent of                  (or Moody's                principal and              assessed by
net assets                  equivalent)                interest                   AEFC


  0.73%                     AAA                        Highest quality            0.08%
  0.03                      AA                         High quality                 --
    --                      A                          Upper medium grade           --
  0.71                      BBB                        Medium grade                 --
18.16                       BB                         Moderately speculative     0.36
58.59                       B                          Speculative                1.71
  5.45                      CCC                        Highly speculative         2.16
  0.15                      CC                         Poor quality                 --
    --                      C                          Lowest quality               --
    --                      D                          In default                   --
  9.83                      Unrated                    Unrated securities         5.52


(See Appendix to the SAI for further information regarding ratings.)

Debt securities sold at a deep discount: Some bonds are sold at deep discounts because they do not pay interest until maturity. They include zero coupon bonds and PIK (pay-in-kind) bonds. To comply with tax laws, a fund has to recognize a computed amount of interest income and pay dividends to shareholders even though no cash has been received. In some instances, a fund may have to sell securities to have sufficient cash to pay the dividends.

Mortgage-backed securities: All Funds except Moneyshare may invest in U.S. government securities representing part ownership of pools of mortgage loans. A pool, or group, of mortgage loans issued by such lenders as mortgage bankers, commercial banks and savings and loan associations, is assembled and mortgage pass-through certificates are offered to investors through securities dealers.

In pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate. Prepayments on underlying mortgages result in a loss of anticipated interest, and the actual yield (or total return) to the Fund, which is influenced by both stated interest rates and market conditions, may be different than the quoted yield on the certificates.

Foreign investments: Securities of foreign companies and governments may be traded in the United States, but often they are traded only on foreign markets. Frequently, there is less information about foreign companies and less government supervision of foreign markets. Foreign investments are subject to political and economic risks of the countries in which the investments are made including the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely. If an investment is made in a foreign market, the local currency may be purchased using a forward contract in which the price of the foreign currency in U.S. dollars is established on the date the trade is made, but delivery of the currency is not made until the securities are received. As long as the fund holds foreign currencies or securities valued in foreign currencies, the price of a fund share will be affected by changes in the value of the currencies relative to the U.S. dollar. Because of the limited trading volume in some foreign markets, efforts to buy or sell a security may change the price of the security and it may be difficult to complete the transaction. Each Fund, except International Equity and Global Yield Funds may invest up to 25% (Growth Dimensions may invest up to 30%) of its total assets at the time of purchase in securities of foreign issuers.


The Fund may invest in foreign securities that are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts also involve the risks of other investments in foreign securities.


Derivative instruments: For all Funds except Moneyshare, the portfolio managers may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow a portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. A fund will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's obligations to the extent such obligations are not covered. No more than 5% of each Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. For further information, see the options and futures appendixes in the SAI.

Securities and derivative instruments that are illiquid: Illiquid means the security or derivative instrument cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. All securities and derivative instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. Each portfolio manager will follow guidelines established by the board of directors and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of each Fund's net assets (zero for Moneyshare) will be held in securities and derivative instruments that are illiquid.

Money market instruments: For all Funds except Moneyshare, short-term debt securities rated in the top two grades are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Generally, less than 25% of each of Capital Resource, International Equity, Aggressive Growth, Special Income, Managed, Growth Dimensions, Global Yield and Income Advantage Fund's total assets are in these money market instruments. However, for temporary defensive purposes these investments could exceed that amount for a limited period of time.

The investment policies described above may be changed by the board of directors.

Lending portfolio securities: Each Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of a Fund's net assets.

Alternative investment options

In the future, the board of the Funds may determine for operating efficiencies to use a master/feeder structure. Under that structure, the Fund's investment portfolio would be managed by another investment company with the same goal as the Fund, rather than investing directly in a portfolio of securities.

Valuing assets

Moneyshare Fund's securities are valued at amortized cost. In valuing assets of Capital Resource, International Equity, Aggressive Growth, Special Income, Managed, Growth Dimensions, Global Yield and Income Advantage Funds:


o Securities (except bonds) and assets with available market values are valued on that basis.


o    Securities maturing in 60 days or less are valued at amortized cost.


o    Bonds are valued according to methods selected by the board.

o Assets without readily available market values are valued according to methods selected in good faith by the board.


o Assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at a rate of exchange set as near to the close of the day as practicable.

How to invest, transfer or redeem shares

How to invest

You may invest in the Funds only by buying a variable annuity contract. For further information concerning maximum and minimum payments and submitting and acceptance of your application, see your annuity prospectus.

How to transfer among variable accounts

You can transfer all or part of your value in a variable account to one or more of the other variable accounts with different investment objectives. Please refer to your variable annuity prospectus for more information about transfers.

Redeeming shares

The Funds will buy  (redeem)  any shares  presented  by the  variable  accounts.
Surrender  or  withdrawal   details  are  described  in  your  variable  annuity
prospectus.

Payment generally will be mailed within seven days of the redemption request. The amount may be more or less than the amount invested. Shares will be redeemed at net asset value at the close of business on the day the request is accepted at the Minneapolis office. If the request arrives after the close of business, the price per share will be the net asset value at the close of business on the next business day.

Distributions and taxes

The Funds distribute to shareholders (the variable accounts) net investment income and net capital gains. They do so to qualify as regulated investment companies and to avoid paying corporate income and excise taxes.

Dividend and capital gain distributions

Capital Resource, International Equity, Aggressive Growth, Managed and Growth Dimensions Funds distribute their net investment income (dividends and interest earned on securities held by the Fund, less operating expenses) to shareholders (the variable accounts) at the end of each calendar quarter. For Special Income, Moneyshare, Global Yield and Income Advantage Funds, net investment income is distributed monthly. Net realized capital gains, if any, from selling securities are distributed at the end of the calendar year. Before they are distributed, both net investment income and net capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. (Since the distributions are reinvested, the total value of the holdings will not change.) The reinvestment price is the net asset value at close of business on the day the distribution is paid.

Taxes

The Internal Revenue Service has issued final regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Each Fund intends to comply with these requirements.

Federal income taxation of variable accounts, life insurance companies and annuities is discussed in your annuity prospectus.

Income received by International Equity and Global Yield Funds may be subject to foreign tax and withholding. Tax conventions between certain countries and the United States may reduce or eliminate those taxes.

How the Funds are organized

IDS Life Investment Series, Inc., formerly known as IDS Life Capital Resource Fund, Inc., is a series mutual fund. It has four series of stock representing four separate, diversified funds - Capital Resource, International Equity, Aggressive Growth and Growth Dimensions Funds. IDS Life Investment Series, Inc. was incorporated in Nevada on April 27, 1981, but changed its state of incorporation to Minnesota on June 13, 1986. IDS Life Special Income Fund, Inc. is a series mutual fund. It has three series of stock representing two separate, diversified funds - Special Income and Income Advantage Funds and one separate non-diversified fund - Global Yield Fund. IDS Life Special Income Fund, Inc. and IDS Life Moneyshare Fund, Inc. were originally incorporated in Nevada on April 27, 1981, but changed their state of incorporation to Minnesota on June 13, 1986. IDS Life Managed Fund, Inc. was incorporated in Minnesota on March 5, 1985.

Each Fund is an open-end investment company or series of an open-end investment company registered under the Investment Company Act of 1940, as amended. The headquarters of the Funds is IDS Tower 10, Minneapolis, MN 55440-0010. The Funds are part of the IDS MUTUAL FUND GROUP, a family of funds that began in 1940.

Shares

A fund is owned by the variable accounts, its shareholders. All shares issued by each Fund are of the same class -- capital stock. Par value is 1 cent per share ($.001 for Managed Fund). Both full and fractional shares can be issued.

Voting rights

For a discussion of the rights of annuity contract owners concerning the voting of shares held by the variable accounts, please see your annuity prospectus. All shares have equal voting rights. In any matter requiring the vote of shareholders (the fund's management and fundamental policies), IDS Life and its affiliates will ask for instructions from the person with voting rights. The number of votes you have is in proportion to the amount you have allocated to each variable account. Your instructions will be weighted in the same proportion and IDS Life and its affiliates will vote them that way. We will vote those shares for which we do not receive instructions, and those shares for which we have voting rights, in the same proportion as the shares for which we have received instructions.

Shareholder meetings

The Funds do not hold annual shareholder meetings. However, the directors may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove directors. Meetings of the shareholders also may be called on demand by the holders of 3% or more of the outstanding shares of each Fund if no meeting has been held during the preceding 15 months.

Portfolio managers

Capital Resource Fund


Joe Barsky joined AEFC in 1979 and serves as senior portfolio manager. He served as portfolio manager of IDS Equity Select Fund from 1983 to 1997. He also serves as vice president and senior portfolio manager of IDS Equity Advisors, a division of IDS Advisory Group, Inc.


Special Income Fund

Steve Merrell joined AEFC in 1988 as a quantitative investment analyst. He became portfolio manager of this Fund in January 1995. From 1990 to 1991, Steve worked for JP Morgan Futures, Inc. marketing futures-based investment strategies. He rejoined AEFC in 1991 as a portfolio manager. He has served as debt securities specialist for the assets of Total Return Portfolio and its predecessor fund since December 1995.

Managed Fund

Alfred A. Henderson joined AEFC in 1996 and serves as senior portfolio manager. From 1995-1996 he was a portfolio manager at Montgomery Asset Management. From 1992-1995 he was a senior portfolio manager at Husic Capital Management. Prior to that he was vice president and portfolio manager at Alliance Capital Management Corporation.

Deb Pederson joined AEFC in 1986 and serves as portfolio manager. She has managed the fixed income portfolio of this Fund since January 1994. She also manages the fixed income portfolio of IDS Life Series Fund, Inc. - Managed Portfolio and the low grade invested assets of IDS Life, IDS Life Insurance Company of New York and American Enterprise Life Insurance Company.

Moneyshare Fund


Terry Fettig joined AEFC in 1986. He serves as portfolio manager for this Fund, IDS Cash Management Fund, IDS Intermediate Tax-Exempt Fund, IDS Life Money Market Portfolio and IDS Tax-Free Money Fund. From 1986 to 1992 he was a fixed income securities analyst. From 1992 to 1993 he was an associate portfolio manager.


International Equity Fund


Peter Lamaison joined AEFC in 1984 and began serving as portfolio manager of this fund in September 1997. In addition, he is chief investment officer of IDS International Inc. and chairman of IDS Fund Management Ltd., both based in London.


Aggressive Growth Fund

Marty Hurwitz joined AEFC in 1987 and serves as portfolio manager. He was appointed to manage this Fund in January 1995. He has managed IDS Life Series Fund, Inc. - Equity Portfolio since July 1993 and also manages accounts for IDS Advisory Portfolio Management Group.

Growth Dimensions Fund

Gordon Fines joined AEFC in 1981 and serves as portfolio manager of this Fund and has served as vice president and senior portfolio manager of Growth Trends Portfolio and its predecessor fund since 1991. Mr. Fines also leads the Growth Team for AEFC. From 1985 to 1991, he was portfolio manager of IDS Managed Retirement Fund.

Global Yield Fund

Ray Goodner joined AEFC in 1977 and serves as portfolio manager of this Fund and as vice president and senior portfolio manager of World Income Portfolio. He began his career in portfolio management in 1980. He has managed the assets of World Income Portfolio and its predecessor fund since 1989. Since 1985 he also has served as portfolio manager of Quality Income Portfolio and its predecessor fund.

Income Advantage Fund

Jack Utter joined AEFC in 1962 and serves as senior portfolio manager. He also has managed the assets of High Yield Portfolio and its predecessor fund since 1985.


Directors and officers


Shareholders elect a board who oversee the operations of the Funds and choose its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. The directors also serve on the boards of all of the other funds in the IDS MUTUAL FUND GROUP. On Aug. 31, 1997, the Fund's directors and officers did not own any shares of the Funds.

Independent board members and officers


Chairman of the Board


William R. Pearce*
Chairman of the board, Board Services Corporation (provides administrative services to boards including the boards of the IDS and IDS Life funds and Master Trust portfolios).

H. Brewster Atwater, Jr.
Former chairman and chief executive officer, General Mills, Inc.


Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.


Alan K. Simpson
Former United States senator for Wyoming.


Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.


Officer

Vice president, general counsel and secretary

Leslie L. Ogg*
Presidentt, treasurer and corporate secretary of Board Services Corporation.

Board members and officers associated with AEFC

President

John R. Thomas*
Senior vice president, AEFC.

David R. Hubers*
President and chief executive officer, AEFC.

James A. Mitchell*
Executive vice president, AEFC.

Officers associated with AEFC

Vice president

Peter J. Anderson*
Senior vice president, AEFC.

Treasurer

Melinda S. Urion*
Senior vice president and chief financial officer, AEFC.

   Refer to the SAI for the directors' and officers' biographies.
* Interested persons as defined by the Investment Company Act of 1940.

Investment manager


Each Fund pays IDS Life for managing its portfolio and serving as transfer agent.

Under its Investment Management Services Agreement, IDS Life determines which securities will be purchased, held or sold (subject to the direction and control of the Fund's board of directors). Under the current agreement, the Funds pay IDS Life a fee for these services based on the average daily net assets of each Fund, as follows:

Capital Resource Fund

      Assets               Annual rate at
    (billions)            each asset level
   First $1                    0.630%
   Next $1                     0.615
   Next $1                     0.600
   Next $3                     0.585
   Over $6                     0.570

Special Income Fund

      Assets               Annual rate at
    (billions)            each asset level
   First $1                    0.610%
   Next $1                     0.595
   Next $1                     0.580
   Next $3                     0.565
   Next $3                     0.550
   Over $9                     0.535

Managed Fund

      Assets               Annual rate at
    (billions)            each asset level
   First $0.5                  0.630%
   Next $0.5                   0.615
   Next $   1                  0.600
   Next $   1                  0.585
   Next $   3                  0.570
   Over $   6                  0.550

Moneyshare Fund

      Assets               Annual rate at
    (billions)            each asset level
   First $    1                0.510%
   Next $0.5                   0.493
   Next $0.5                   0.475
   Next $0.5                   0.458
   Over $2.5                   0.440

International Equity Fund

      Assets               Annual rate at
    (billions)            each asset level
   First $0.25                 0.870%
   Next $0.25                  0.855
   Next $0.25                  0.840
   Next $0.25                  0.825
   Next $     1                0.810
   Over $     2                0.795

Aggressive Growth Fund

      Assets               Annual rate at
    (billions)            each asset level
   First $0.25                 0.650%
   Next $0.25                  0.635
   Next $0.25                  0.620
   Next $0.25                  0.605
   Next $     1                0.590
   Over $     2                0.575

Growth Dimensions Fund

      Assets               Annual rate at
    (billions)            each asset level
   First $1                    0.630%
   Next $1                     0.615
   Next $1                     0.600
   Next $3                     0.585
   Over $6                     0.570

Global Yield Fund

      Assets               Annual rate at
    (billions)            each asset level
   First $0.25                 0.840%
   Next $0.25                  0.825
   Next $0.25                  0.810
   Next $0.25                  0.795
   Over $     1                0.780

Income Advantage Fund

      Assets               Annual rate at
    (billions)            each asset level
   First $1                    0.620%
   Next $1                     0.605%
   Next $1                     0.590%
   Next $3                     0.575%
   Next $3                     0.560%
   Over $9                     0.545%


For the fiscal year ended Aug. 31, 1997, Capital Resource Fund paid IDS Life a total investment management fee of 0.60% of its average daily net assets. Special Income Fund paid 0.60%, Managed Fund paid 0.59%, Moneyshare Fund paid 0.51%, International Equity Fund paid 0.83%, Aggressive Growth Fund paid 0.61%, Growth Dimensions Fund paid 0.63%, Global Yield Fund paid 0.84% and Income Advantage Fund paid 0.62%. Under this Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses. Total fees and expenses for fiscal year 1997 were 0.67% for Capital Resource Fund, 0.68% for Special Income Fund, 0.64% for Managed Fund, 0.57% for Moneyshare Fund, 0.97% for International Equity Fund, 0.68% for Aggressive Growth Fund, 0.72% for Growth Dimensions Fund, 0.97% for Global Yield Fund and 0.69% for Income Advantage Fund.


Administrative Services Agreement

Under  an   Administrative   Services   Agreement,   each  Fund  pays  AEFC  for
administration and accounting services as follows:

Capital Resource Fund

      Assets               Annual rate at
    (billions)            each asset level
   First $1                    0.050%
   Next $1                     0.045
   Next $1                     0.040
   Next $3                     0.035
   Over $6                     0.030

Special Income Fund

      Assets               Annual rate at
    (billions)            each asset level
   First $1                    0.050%
   Next $1                     0.045
   Next $1                     0.040
   Next $3                     0.035
   Next $3                     0.030
   Over $9                     0.025

Managed Fund

      Assets               Annual rate at
    (billions)            each asset level
   First $0.5                  0.040
   Next $0.5                   0.035
   Next $   1                  0.030
   Next $   1                  0.025
   Next $   3                  0.020
   Over $   6                  0.020

Moneyshare Fund

      Assets               Annual rate at
    (billions)            each asset level
   First $    1                0.030%
   Next $0.5                   0.027
   Next $0.5                   0.025
   Next $0.5                   0.022
   Over $2.5                   0.020

International Equity Fund

      Assets               Annual rate at
    (billions)            each asset level
   First $0.25                 0.060%
   Next $0.25                  0.055
   Next $0.25                  0.050
   Next $0.25                  0.045
   Next $     1                0.040
   Over $     2                0.035

Aggressive Growth Fund

      Assets               Annual rate at
    (billions)            each asset level
   First $0.25                 0.060%
   Next $0.25                  0.055
   Next $0.25                  0.050
   Next $0.25                  0.045
   Next $     1                0.040
   Over $     2                0.035

Growth Dimensions Fund

      Assets               Annual rate at
    (billions)            each asset level
   First $1                    0.050%
   Next $1                     0.045
   Next $1                     0.040
   Next $3                     0.035
   Over $6                     0.030

Global Yield Fund

      Assets               Annual rate at
    (billions)            each asset level
   First $0.25                 0.060%
   Next $0.25                  0.055
   Next $0.25                  0.050
   Next $0.25                  0.045
   Over $     1                0.040

Income Advantage Fund

      Assets               Annual rate at
    (billions)            each asset level
     First $1                  0.050%
      Next $1                  0.045
      Next $1                  0.040
      Next $3                  0.035
      Next $3                  0.030
      Over $9                  0.025

Investment advisory agreements

IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for International Equity Fund and 0.25% for each remaining fund.

AEFC has a Sub-investment Advisory Agreement with American Express Asset International Inc. (International), a wholly-owned subsidiary of AEFC.


International's principal place of business is located at IDS Tower 10, Minneapolis, MN 55440-0010, while it also conducts investment advisory business in London, England. International has had assets under management since 1981. International determines the securities that will be purchased, held or sold and executes purchases and sales for International Equity Fund as directed by AEFC. For its services, AEFC pays International a fee equal on an annual basis to 0.50% of International Equity Fund's average daily net assets.

About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


Besides managing investments for all publicly offered funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life. Total assets under management on Aug. 31, 1997 were more than $165 billion.


IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and located at IDS Tower 10, Minneapolis, MN 55440-0010. IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York.

Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Funds may pay brokerage commissions to broker-dealer affiliates of American Express and AEFC.

Retirement Annuity Mutual Funds
IDS Tower 10
Minneapolis, MN
55440-0010

Managed by IDS Life Insurance Company

Retirement Annuity Mutual Funds
Prospectus/October 30, 1997


This prospectus describes six Funds that receive payments from the variable accounts of your variable annuity contract. Each of these Funds has different investment objectives and policies.

IDS Life Capital Resource Fund is a stock fund.

IDS Life Special Income Fund is a bond fund.

IDS Life Managed Fund is a managed fund.

IDS Life Moneyshare Fund is a money market fund. An investment in Moneyshare Fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share.

IDS Life International Equity Fund is an international stock fund.

IDS Life Aggressive Growth Fund is a stock fund investing primarily in common stocks of small-and medium-size companies.

This prospectus contains facts that can help you decide if the Funds are the right investment for you. Read this along with your variable annuity prospectus before you invest and keep both prospectuses for future reference.

Additional  facts about the Funds are in a Statement of  Additional  Information
(SAI), filed with the Securities and Exchange Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site (http://www.sec.gov). The SAI, dated October 30, 1997, is incorporated here by reference. For a free copy, contact Retirement Annuity Mutual Funds at the address below.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

IDS Life Insurance Company (IDS Life) is not a bank or financial institution, and the securities it offers are not deposits or obligations of, or guaranteed or endorsed by, any bank or financial institution, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

IDS Life Investment Series, Inc.
   IDS Life Capital Resource Fund
   IDS Life International Equity Fund
   IDS Life Aggressive Growth Fund

IDS Life Special Income Fund, Inc.
IDS Life Moneyshare Fund, Inc.
IDS Life Managed Fund, Inc.


Retirement Annuity Mutual Funds
IDS Tower 10
Minneapolis, MN 55440-0010
800-633-4003
TTY: 800-285-8846

Table of contents

The Funds in brief
Goals and types of Fund investments
Manager and distributor
Variable accounts

Sales charge and expenses
Sales charge
Expenses

Performance
Financial highlights
Total returns
Yield calculation
Key terms

Investment   policies  and  risks
Facts  about   investments  and  their  risks
Alternative investment options
Valuing assets

How to invest,  transfer or redeem  shares
How to invest
How to  transfer  among variable accounts
Redeeming shares

Distributions and taxes
Dividend and capital gain distributions
Taxes

How the Funds are organized
Shares
Voting rights
Shareholder  meetings
Portfolio managers
Directors  and officers
Investment  manager
Administrative  services agreement
Investment advisory agreements

About American Express Financial Corporation
General information

The Funds in brief

Goals and types of Fund investments

Capital Resource Fund's goal is capital appreciation and it invests primarily in U.S. common stocks.

Special Income Fund's goal is to provide a high level of current income while conserving the value of the investment for the longest period of time. It invests primarily in investment-grade bonds.

Managed Fund's goal is maximum total investment return through a combination of capital growth and current income. It invests primarily in stocks, convertible securities, bonds and money market instruments.

Moneyshare Fund's goal is to provide maximum current income consistent with liquidity and conservation of capital. It invests in money market securities.

International Equity Fund's goal is capital appreciation and it invests primarily in common stocks of foreign issuers.

Aggressive Growth Fund's goal is capital appreciation and it invests primarily in common stocks of small- and medium-size companies.

Because  any  investment   involves  risk,   achieving  these  goals  cannot  be
guaranteed. Only the contract owners can change the goals. See "Voting rights."

Manager and distributor

The Funds are managed by IDS Life, a subsidiary of American Express Financial Corporation (AEFC). AEFC has an agreement with IDS Life to furnish investment advice for the Funds managed by IDS Life.

Variable accounts

You may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity and allocating your purchase payments among the variable accounts that invest in the Funds.

Sales charge and expenses

Sales charge

There is no sales charge for the sale or redemption of fund shares, but there may be charges associated with your redemption (surrender or withdrawal) of your annuity contract. Any charges that apply to the variable accounts and your annuity contract are described in the variable annuity prospectus.

Expenses

The Funds pay IDS Life a fee for managing their investment portfolios. The Funds pay AEFC for administrative and accounting services. The Funds also pay certain nonadvisory expenses. See "Investment manager" and "Administrative services agreement" under "How the Funds are organized."

Performance

Financial highlights

Capital Resource Fund
Financial highlights

Fiscal period ended Aug. 31,

Per share income and capital changesa


                            1997    1996     1995    1994    1993    1992    1991     1990    1989     1988

Net asset value,
beginning of period       $25.57  $24.42   $23.43  $24.58  $23.90  $23.15  $17.54   $20.17  $15.06   $17.71
------------------------- ------- ------- -------- ------- ------- ------- ------- -------- ------- --------
Income from investment
operations:
Net investment (loss)        .16     .30      .29     .29     .23     .21     .40      .52     .39      .31

Net gains (losses) on
securities (both            6.45    1.22     3.70    1.56    1.89    1.75    6.61   (2.06)    5.38   (2.54)
realized and unrealized)
------------------------- ------- ------- -------- ------- ------- ------- ------- -------- ------- --------
Total from investment
operations                  6.61    1.52     3.99    1.85    2.12    1.96    7.01   (1.54)    5.77   (2.23)
------------------------- ------- ------- -------- ------- ------- ------- ------- -------- ------- --------
Less distributions:
Dividends from net
investment income          (.15)   (.29)    (.29)   (.29)   (.23)   (.21)   (.40)    (.52)   (.39)    (.31)

Distributions from
realized gains            (4.05)   (.07)   (2.71)  (2.71)  (1.21)  (1.00)  (1.00)    (.57)   (.27)    (.11)

Excess distributions
from net investment        (.01)   (.01)       --      --      --      --      --       --      --       --
income
------------------------- ------- ------- -------- ------- ------- ------- ------- -------- ------- --------
Total distributions       (4.21)   (.37)   (3.00)  (3.00)  (1.44)  (1.21)  (1.40)   (1.09)   (.66)    (.42)
------------------------- ------- ------- -------- ------- ------- ------- ------- -------- ------- --------
Net asset value, end of   $27.97  $25.57   $24.42  $23.43  $24.58  $23.90  $23.15   $17.54  $20.17   $15.06
period
------------------------- ------- ------- -------- ------- ------- ------- ------- -------- ------- --------
Ratios/supplemental data
                            1997    1996     1995    1994    1993    1992    1991     1990    1989     1988
Net assets (end of
period)                    4,867  $4,372   $3,845  $2,899  $2,308  $1,681  $1,191     $702    $660     $454
  (in millions)

Ratio of expenses to
average daily net assets    .67%    .68%     .69%    .68%    .68%    .70%    .70%     .70%    .73%     .69%

Ratio of net income to
average daily net assets    .61%   1.15%    1.22%   1.20%    .94%    .91%   1.94%    2.69%   2.22%    2.01%

Portfolio turnover rate
(excluding short-term
securities)                 110%    131%      88%     85%     65%     63%     74%      82%     42%     111%
------------------------- ------- ------- -------- ------- ------- ------- ------- -------- ------- --------
Total returnb             28.47%   6.15%   17.18%   7.61%   8.87%   8.54%  40.68%  (7.79%)  38.72%  (12.59%)
------------------------- ------- ------- -------- ------- ------- ------- ------- -------- ------- --------
Average brokerage
commission ratec          $.0492  $0.0565      --      --      --      --      --       --      --       --
------------------------- ------- ------- -------- ------- ------- ------- ------- -------- ------- --------

a    For a share outstanding throughout the period.  Rounded to the nearest cent.
b    Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
c    Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged.  The comparability of this information may be affected by the fact that  commission  rates per share  vary  significantly  among  foreign countries.

Special Income Fund
Financial highlights

Fiscal period ended Aug. 31,

Per share income and capital
changesa


                            1997    1996    1995    1994     1993    1992    1991    1990    1989     1988

Net asset value,
beginning of period        $11.54  $11.58  $11.05   $12.08  $11.26  $10.72   $10.10  $11.11  $10.88  $11.09
-------------------------- ------- ------- ------- -------- ------- ------- -------- ------ -------- -------
Income from investment
operations:
Net investment income         .85     .88     .88      .84     .85     .90      .97    .99     1.03    1.03
(loss)

Net gains (losses) on
securities (both              .52   (.07)     .56    (.99)     .82     .54      .62  (1.01)     .23   (.21)
realized and unrealized)
-------------------------- ------- ------- ------- -------- ------- ------- -------- ------ -------- -------
Total from investment        1.37     .81    1.44    (.15)    1.67    1.44     1.59  (.02)   (1.26)     .82
operations
-------------------------- ------- ------- ------- -------- ------- ------- -------- ------ -------- -------
Less distributions:
Dividends from net
investment income           (.84)   (.85)   (.87)    (.85)   (.85)   (.90)    (.97)  (.99)   (1.03)  (1.03)

Distributions from
realized gains              (.07)      --   (.02)    (.02)      --      --       --     --       --      --
Excess distributions
from net investment         (.01)      --   (.02)    (.01)      --      --       --     --       --      --
income
-------------------------- ------- ------- ------- -------- ------- ------- -------- ------ -------- -------
Total distributions         (.92)   (.85)   (.91)    (.88)   (.85)   (.90)    (.97)  (.99)   (1.03)  (1.03)
-------------------------- ------- ------- ------- -------- ------- ------- -------- ------ -------- -------
Net asset value, end of    $11.99  $11.54  $11.58   $11.05  $12.08  $11.26   $10.72  $10.10  $11.11  $10.88
period
-------------------------- ------- ------- ------- -------- ------- ------- -------- ------ -------- -------

Ratios/supplemental data
                            1997    1996    1995    1994     1993    1992    1991    1990    1989     1988
Net assets' end of period
  (in millions)            $1.923  $1,912  $1,703   $1,559  $1,551  $1,136     $800   $641     $565    $428

Ratio of expenses to
average daily net assets     .68%    .68%   $.68%     .67%    .69%    .71%     .70%   .71%     .73%    .69%

Ratio of net income to
average daily net assets    7.18%   7.47%   8.08%    7.20%   7.41%   8.22%    9.31%  9.42%    9.37%   9.45%

Portfolio turnover rate
(excluding short-term         73%     56%     56%      57%     77%     92%      97%   118%     132%    169%
securities)
-------------------------- ------- ------- ------- -------- ------- ------- -------- ------ -------- -------
Total returnb              12.24%   7.08%  13.75%  (1.30)%  15.47%  13.96%   16.54%  (.12)%  12.19%   7.76%


a    For a share outstanding throughout the period.  Rounded to the nearest cent
b    Total  return  does not  reflect  payment  of the  expenses  that apply to the variable accounts or any annuity charges.

Managed Fund
Financial highlights

Fiscal year ended Aug. 31,

Per share income and capital
changesa


                            1997     1996    1995     1994    1993    1992     1991   1990     1989    1988

Net asset value,
beginning of year         $16.00   $14.85  $13.65   $14.32  $13.08  $12.59   $10.93  $12.08   $9.87  $11.34
------------------------- ------- -------- ------- -------- ------- ------- -------- ------ -------- -------
Income from investment
operations:
Net investment income        .46      .46     .40      .47     .49     .56      .58    .65      .48     .42
(loss)

Net gains (losses) on
securities (both            3.93     1.15    1.20    (.26)    1.60     .95     2.11  (.67)     2.25  (1.47)
realized and unrealized)
------------------------- ------- -------- ------- -------- ------- ------- -------- ------ -------- -------
Total from investment
operations                  4.39     1.61    1.60      .21    2.09    1.51     2.69  (.02)     2.73  (1.05)
------------------------- ------- -------- ------- -------- ------- ------- -------- ------ -------- -------
Less distributions:
Dividends from net
investment income          (.45)    (.46)   (.40)    (.47)   (.49)   (.56)    (.58)  (.65)    (.48)   (.42)

Distributions from
realized gains            (1.06)       --      --    (.41)   (.36)   (.46)    (.45)  (.48)    (.04)      --

Excess Distributions
from net investment        (.01)
income
------------------------- ------- -------- ------- -------- ------- ------- -------- ------ -------- -------
Total distributions       (1.52)    (.46)   (.40)    (.88)   (.85)  (1.02)   (1.03)  (1.13)   (.52)   (.42)
------------------------- ------- -------- ------- -------- ------- ------- -------- ------ -------- -------
Net asset value, end of   $18.87   $16.00  $14.85   $13.65  $14.32  $13.08   $12.59  $10.93  $12.08   $9.87
period
------------------------- ------- -------- ------- -------- ------- ------- -------- ------ -------- -------
Ratios/supplemental data
                            1997     1996    1995     1994    1993    1992     1991   1990     1989    1988

Net assets, end of
period                    $4,445   $3,482  $3,044   $2,499  $1,858  $1,169     $810   $545     $462    $381
  (in millions)

Ratio of expenses to
average daily net assets    .64%     .65%    .68%     .68%    .69%    .71%     .70%   .71%     .73%    .69%

Ratio of net income
(loss) to average daily    2.65%    2.94%   2.96%    3.46%   3.70%   4.35%    4.86%  5.42%    5.06%   4.42%
net assets

Portfolio turnover rate
(excluding short-term
securities)                  72%      85%     72%      79%     58%     50%      52%    37%      69%     62%
------------------------- ------- -------- ------- -------- ------- ------- -------- ------ -------- -------
Total returnb             28.54%   10.95%  11.94%    1.51%  16.33%  12.14%   25.24%  (.23)%  28.47%  (9.06)%

Average brokerage
commission ratec          $.0334  $0.0606      --       --      --      --       --     --       --      --
------------------------- ------- -------- ------- -------- ------- ------- -------- ------ -------- -------

a    For a share outstanding throughout the period. Rounded to the nearest cent.
b    Total  return  does not  reflect  payment  of the  expenses  that apply to the variable accounts or any annuity charges.
c    Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged.  The comparability of this information may be affected by the fact that  commission  rates per share  vary  significantly  among  foreign countries.

Moneyshare Fund
Financial highlights

Fiscal period ended Aug. 31,

Per share income and capital
changesa


                            1997    1996     1995    1994    1993     1992    1991    1990    1989     1988

Net asset value,
beginning of period        $1.00   $1.00    $1.00   $1.00   $1.00    $1.00   $1.00   $1.00   $1.00    $1.00
------------------------- ------- ------- -------- ------- ------- -------- ------- ------- ------- --------
Income from investment
operations:
Net investment income                .05      .05     .03     .03      .04     .07     .08     .09      .07
(loss)
------------------------- ------- ------- -------- ------- ------- -------- ------- ------- ------- --------
Less distributions:
Dividends from net
investment income          (.05)   (.05)    (.05)   (.03)   (.03)    (.04)   (.07)   (.08)   (.09)    (.07)
------------------------- ------- ------- -------- ------- ------- -------- ------- ------- ------- --------
Net asset value, end of    $1.00   $1.00    $1.00   $1.00   $1.00    $1.00   $1.00   $1.00   $1.00    $1.00
period
------------------------- ------- ------- -------- ------- ------- -------- ------- ------- ------- --------

Ratios/supplemental data
                            1997    1996     1995    1994    1993     1992    1991    1990    1989     1988
Net assets' end of
period                     $4.21    $288     $227    $179    $180     $246    $285    $274    $160     $102
  (in millions)

Ratio of expenses to
average daily net assets    .57%    .56%     .59%    .57%    .60%     .60%    .57%    .62%    .54%     .58%

Ratio of net income
(loss) to average daily    4.97%   5.02%    5.23%   3.12%   2.67%    3.93%   6.55%   7.85%   8.68%    6.77%
net assets
------------------------- ------- ------- -------- ------- ------- -------- ------- ------- ------- --------
Total returnb              5.06%   5.16%    5.27%   3.15%   2.73%    3.98%   6.77%   8.18%   8.99%    7.01%
------------------------- ------- ------- -------- ------- ------- -------- ------- ------- ------- --------


a    For a share outstanding throughout the period.  Rounded to the nearest cent.
b    Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

International Equity Fund
Financial highlights

Fiscal period ended Aug. 31,

Per share income and capital changesa


                                      1997         1996         1995         1994         1993        1992b

Net asset value, beginning          $13.30       $12.55       $12.91       $11.60       $10.01       $10.00
of period
------------------------------ ------------ ------------ ------------ ------------ ------------ ------------
Income from investment
operations:                            .18          .20          .17          .14          .15          .05
Net investment income (loss)

Net gains (losses) on
securities (both realized             1.06         1.01        (.37)         1.61         1.81          .01
and unrealized)
------------------------------ ------------ ------------ ------------ ------------ ------------ ------------
Total from investment                 1.24         1.21        (.20)         1.75         1.96          .06
operations
------------------------------ ------------ ------------ ------------ ------------ ------------ ------------
Less distributions:
Dividends from net                   (.17)        (.44)        (.16)        (.08)        (.15)        (.05)
investment income

Distributions from realized          (.28)        (.02)           --        (.29)        (.22)           --
gains

Excess distributions from
realized gains                          --           --           --        (.07)           --           --
------------------------------ ------------ ------------ ------------ ------------ ------------ ------------
Total distributions                  (.45)        (.46)        (.16)        (.44)        (.37)        (.05)
------------------------------ ------------ ------------ ------------ ------------ ------------ ------------
Net asset value, end of             $14.09       $13.30       $12.55       $12.91       $11.60       $10.01
period
------------------------------ ------------ ------------ ------------ ------------ ------------ ------------
Ratios/supplemental data
                                      1997         1996         1995         1994         1993        1992b
Net assets, end of period
  (in millions)                     $2,105       $1,874       $1,442       $1,111         $291          $39
------------------------------ ------------ ------------ ------------ ------------ ------------ ------------
Ratio of expenses to average
daily net assets                      .97%         .96%        1.03$         .98%        1.10%       1.57%c

Ratio of net income (loss)
to average                           1.30%        1.28%        1.56%        1.09%        1.37%       0.93%c
daily net assets

Portfolio turnover rate
(excluding short-term                  91%          58%          38%          51%          62%          22%
securities)
------------------------------ ------------ ------------ ------------ ------------ ------------ ------------
Total returnd                        9.34%        9.64%      (1.77%)       15.11%       19.76%         .55%

Average brokerage commission        $.0187      $0.0186           --           --           --           --
ratee
------------------------------ ------------ ------------ ------------ ------------ ------------ ------------

a    For a share outstanding throughout the period.  Rounded to the nearest cent.
b    Commencement of operations.  Period from Jan. 13, 1992 to Aug. 31, 1992.
c    Adjusted to an annual basis.
d    Total  return does not reflect  payment of the  expenses  that apply to the variable accounts or any annuity charges.
e    Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged.  The comparability of this information may be affected by the fact that  commission  rates per share  vary  significantly  among  foreign countries.

Aggressive Growth Fund
Financial highlights

Fiscal period ended Aug. 31,

Per share income and capital
changesa


                                      1997         1996         1995         1994         1993        1992b

Net asset value, beginning          $16.04       $14.44       $11.46       $11.68        $9.00       $10.00
of period
------------------------------ ------------ ------------ ------------ ------------ ------------ ------------
Income from investment
operations:                            .08          .10          .08          .01          .02          .02
Net investment income(loss)

Net gains (losses) on
securities                            2.84         1.60         2.98        (.22)         2.68       (1.00)
(both realized and
unrealized)
------------------------------ ------------ ------------ ------------ ------------ ------------ ------------
Total from investment                 2.92         1.70         3.06        (.21)         2.70        (.98)
operations
------------------------------ ------------ ------------ ------------ ------------ ------------ ------------
Less distributions:
Dividends from net                   (.08)        (.10)        (.08)        (.01)        (.02)        (.02)
investment income

Distribution from realized          (1.71)           --           --           --           --           --
gains
------------------------------ ------------ ------------ ------------ ------------ ------------ ------------
Total distributions                 (1.79)           --           --           --           --           --
------------------------------ ------------ ------------ ------------ ------------ ------------ ------------
Net asset value, end of             $17.17       $16.04       $14.44       $11.46       $11.68        $9.00
period
------------------------------ ------------ ------------ ------------ ------------ ------------ ------------
Ratios/supplemental data
                                      1997         1996         1995         1994         1993        1992b

Net assets, end of period
  (in millions)                     $2,427       $1,941       $1,412         $763         $299          $57
------------------------------ ------------ ------------ ------------ ------------ ------------ ------------
Ratio of expenses to average
daily net assets                      .68%         .69%         .70%         .69%         .75%        .98%c

Ratio of net income (loss)
to average daily net assets           .47%         .65%         .72%         .14%         .28%        .21%c

Portfolio turnover rate
(excluding short-term                 218%         189%         116%          59%          55%          28%
securities)
------------------------------ ------------ ------------ ------------ ------------ ------------ ------------
Total returnd                       18.60%       11.82%       26.80%      (1.77)%       29.98%      (9.76)%

Average brokerage commission        $.0430       $.0531           --           --           --           --
ratee
------------------------------ ------------ ------------ ------------ ------------ ------------ ------------

a    For a share outstanding throughout the period.  Rounded to the nearest cent.
b    Commencement of operations.  Period from Jan. 13, 1992 to Aug. 31, 1992.
c    Adjusted to an annual basis.
d    Total  return does not reflect  payment of the  expenses  that apply to the variable accounts or any annuity charges.
e    Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged.  The comparability of this information may be affected by the fact that  commission  rates per share  vary  significantly  among  foreign countries.


The information in these tables has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Funds is contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Total returns


Average annual total returns as of Aug. 31, 1997

Purchase                    1 year            5 years              10 years
made                        ago               ago                  ago
--------------------------- ----------------- -------------------- ------------
                            +28.47%           +13.36%              +12.32%
Capital Resource Fund

S&P 500                     +40.63%           +19.73%              +13.86%

Cumulative total returns as of Aug. 31, 1997

Purchase                    1 year            5 years              10 years
made                        ago               ago                  ago
--------------------------- ----------------- -------------------- ------------
                            +28.47%           +87.21%              +219.62%
Capital Resource Fund

S&P 500                     +40.63%           +146.03%             +266.31%

Average annual total returns as of Aug. 31, 1997

Purchase                    1 year            5 years              10 years
made                        ago               ago                  ago
--------------------------- ----------------- -------------------- ------------
                            +12.24%           +9.28%               +9.59%
Special Income Fund

Lehman Aggregate Bond       +10.01%           +6.80%               +9.05%
Index

Cumulative total returns as of Aug. 31, 1997

Purchase                    1 year            5 years              10 years
made                        ago               ago                  ago
--------------------------- ----------------- -------------------- -----------
                            +12.24%           +55.81%              +149.87%
Special Income Fund

Lehman Aggregate Bond       +10.01%           +38.92%              +137.89%
Index

Average annual total returns as of Aug. 31, 1997

Purchase                    1 year            5 years              10 years
made                        ago               ago                  ago
--------------------------- ----------------- -------------------- ------------
                            +28.54%           +13.51%              +11.93%
Managed Fund

S&P 500                     +40.63%           +19.73%              +13.86%

Cumulative total returns as of Aug. 31, 1997

Purchase                    1 year            5 years              10 years
made                        ago               ago                  ago
--------------------------- ----------------- -------------------- ------------
                            +28.54%           +88.52%              +208.61%
Managed Fund

S&P 500                     +40.63%           +146.03%             +266.31%

Average annual total returns as of Aug. 31, 1997

                                                                   Since
Purchase                    1 year            5 years              inception
made                        ago               ago                  Jan. 13, 1992
--------------------------- ----------------- -------------------- -------------

International
Equity Fund                 +9.34%            +10.22%              +9.12%

Morgan Stanley
Capital International
World Index                 +22.84%           +14.98%              +12.87%*

Cumulative total returns as of Aug. 31, 1997

                                                                   Since
Purchase                    1 year            5 years              inception
made                        ago               ago                  Jan. 13, 1992
--------------------------- ----------------- -------------------- -------------

International
Equity Fund                 +9.34%            +62.68%              +63.58%

Morgan Stanley
Capital International
World Index                 +22.84%           +100.93%             +97.13%*

Average annual total returns as of Aug. 31, 1997

                                                                   Since
Purchase                    1 year            5 years              inception
made                        ago               ago                  Jan. 13, 1992
--------------------------- ----------------- -------------------- -------------

Aggressive Growth Fund      +18.60%           +16.51%              +12.45%

S&P 500                     +40.63%           +19.73%              +18.08%*

Cumulative total returns as of Aug. 31, 1997

                                                                   Since
Purchase                    1 year            5 years              inception
made                        ago               ago                  Jan. 13, 1992
--------------------------- ----------------- -------------------- ------------

Aggressive Growth Fund      +18.60%           +114.71%             +93.75%

S&P 500                     +40.63%           +146.03%             +153.88%*

* Measurement period started Jan. 31, 1992.


These examples show total returns from hypothetical investments in each Fund. These returns are compared to those of popular indexes for the same periods. The results do not reflect the expenses that apply to the variable accounts or the annuity contract. Inclusion of these charges would reduce total return for all periods shown.

For purposes of calculation, information about each Fund assumes the deduction of applicable fund expenses, makes no adjustments for taxes that may have been paid on the reinvested income and capital gains and covers a period of widely fluctuating securities prices. Returns shown should not be considered a representation of the Fund's future performance.

Each Fund's investments may be different from those in the indexes. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.


Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Morgan Stanley Capital International World Index, compiled from a composite of securities listed on the markets of North America, Europe, Australasia and the Far East is widely recognized by investors as the measurement index for portfolios that invest in the major markets of the world.


Lehman Aggregate Bond Index is made up of an unmanaged representative list of government and corporate bonds as well as asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in Special Income or Income Advantage Funds. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


Yield calculation

Special Income Fund may calculate a 30-day annualized yield by dividing:

o    net investment income per share deemed earned during a 30-day period by

o    the net asset value per share on the last day of the period, and

o    converting the result to a yearly equivalent figure.

This yield calculation does not include any annuity charges or contingent deferred sales charges, which would reduce the yield quoted.

A fund's yield varies from day to day, mainly because share values and net asset values (which are calculated daily) vary in response to changes in interest rates. Net investment income normally changes much less in the short run. Thus, when interest rates rise and share values fall, yield tends to rise.
When interest rates fall, yield tends to follow.

Moneyshare Fund calculates annualized simple and compound yields based on a seven-day period.

Past yields should not be considered an indicator of future yields.

Key terms

Average annual total return - The annually compounded rate of return over a given time period (usually two or more years) -- total return for the period converted to an equivalent annual figure.

Capital gains or losses - Increase or decrease in value of the securities the funds hold. Gains are realized when securities that have increased in value are sold. A fund also may have unrealized gains or losses when securities increase or decrease in value but are not sold.

Close of business - Normally 3 p.m. Central time each business day (any day the New York Stock Exchange is open).

Distributions - Payments to the variable accounts of two types: investment income (dividends) and realized net long-term capital gains (capital gains distributions).

Investment income - Dividends and interest earned on securities held by the funds.

Net asset value (NAV) - Value of a single fund share. It is the total market value of all of a fund's investments and other assets, less any liabilities, divided by the number of shares outstanding.


The NAV is the price the variable account receives when it sells shares. It usually changes from day to day and is calculated at the close of business. For Special Income, Global Yield and Income Advantage funds, NAV generally declines as interest rates increase and rises as interest rates decline.


Total return - Sum of all returns for a given period, assuming reinvestment of all distributions. Calculated by taking the total value of shares at the end of the period (including shares acquired by reinvestment), less the price of shares purchased at the beginning of the period.

Variable accounts - The separate accounts or subaccounts, each of which invests in shares of one of the funds.

Yield - Net investment income earned per share for a specified time period, divided by the net asset value at the end of the period.

Investment policies and risks

Capital Resource Fund - Under normal market conditions, Capital Resource Fund invests primarily in U.S. common stocks and other securities convertible into common stock. The portfolio manager selects investments believed to have potential for capital growth.

The Fund also may invest in preferred stocks, bonds, debt securities, foreign securities, money market instruments and derivative instruments.

Special Income Fund - Under normal market conditions, Special Income Fund invests primarily in debt securities. At least 50% of its net assets are invested in corporate bonds of the four highest ratings, in other corporate bonds the investment manager believes have the same investment qualities and in government bonds.

The Fund also may invest in corporate bonds with lower ratings, convertible securities, preferred stocks, derivative instruments, money market instruments and foreign bonds.

Managed Fund - Under normal market conditions, Managed Fund invests at least 50% of its total assets in common stocks. The Fund also invests in preferred stocks, convertible securities, warrants, bonds and money market instruments. Ordinarily, investments other than common stock would constitute 50% or less of the Fund's portfolio. However, under unusual market conditions, the Fund may invest any portion of its assets in securities other than common stocks. This allows the investment manager flexibility to best achieve the Fund's goal. This might occur, for example, when interest rates are high but are expected to decline significantly.

The Fund also may invest in derivative instruments and foreign securities.

Moneyshare Fund - Under normal market conditions, Moneyshare Fund invests primarily in high-quality, short-term, debt securities and other money market instruments denominated in U.S. dollars. The Fund intends to maintain a constant net asset value of $1 per share, although there is no assurance it will be able to do so. The Fund will not purchase any security with a remaining maturity of more than 13 months and will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Fund also may invest in foreign securities. For a description of money market securities, see Appendix C in the SAI.

International Equity Fund - Under normal market conditions, International Equity Fund invests at least 65% of its total assets in foreign equity securities having a potential for superior growth. Superior means fund performance better than the Morgan Stanley Capital International World Index.

The Fund's investments will be primarily in common stocks and securities convertible into common stocks of foreign issuers. However, if the investment manager believes they have more potential for capital growth, the Fund may invest in bonds issued or guaranteed either by countries that are members of the Organization for Economic Cooperation and Development (OECD) or by international agencies such as the World Bank or the European Investment Bank. These bonds will not be purchased unless, in the judgment of the investment manager, they are comparable in quality to bonds rated AA by Standard & Poor's Corporation (S&P).

The percentage of fund assets invested in particular countries or regions of the world will change according to their political stability and economic condition. Ordinarily, the Fund will invest in companies domiciled in at least three foreign countries.

Normally, investments in U.S. issuers will constitute less than 20% of the Fund's portfolio. However, as a temporary measure, the Fund may invest any portion of its assets in securities of U.S. issuers that appear to have greater potential for superior growth than foreign securities. U.S. investments would include common stocks, convertible securities and corporate and government bonds.

The bonds must bear one of the four highest ratings given by Moody's Investors Service, Inc. (Moody's) or S&P or must be of comparable quality. The Fund also may invest in money market instruments and derivative instruments. No more than 5% of the Fund's total assets may be invested in options on individual securities.

Aggressive Growth Fund - Under normal market conditions, Aggressive Growth Fund invests primarily in common stocks of U.S. and foreign companies that are small- and medium-size growth companies. Many of these companies emphasize technological innovation or productivity improvements.

The Fund invests in warrants to purchase common stock, debt securities or in securities of large, well-established companies when the portfolio manager believes those investments offer the best opportunity for capital growth. The Fund also may invest in foreign securities, derivative instruments and money market instruments.

The various types of investments the portfolio managers use to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Common stocks: Stock prices are subject to market fluctuations. Stocks of smaller or foreign companies or stocks of companies experiencing significant growth and operating in areas of financial and technological change may be subject to more abrupt or erratic price movements than stocks of larger, established companies or the stock market as a whole. Also, small companies often have limited product lines, smaller markets or fewer financial resources. Therefore, some of the securities in which a fund invests involve substantial risk and may be considered speculative.

Preferred stocks: If a company earns a profit, it generally must pay its preferred stockholders a dividend at a pre-established rate.

Convertible securities: These securities generally are preferred stocks or bonds that can be exchanged for other securities, usually common stock, at prestated prices. When the trading price of the common stock makes the exchange likely, the convertible securities trade more like common stock.

Debt securities: The price of an investment grade bond fluctuates as interest rates change or if its credit rating is upgraded or downgraded.

Debt securities below investment grade: The price of these bonds may react more to the ability of a company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations, are more likely to experience a default and sometimes are referred to as "junk bonds." Reduced market liquidity for these bonds may occasionally make it more difficult to value them. In valuing bonds, a fund relies both on independent rating agencies and the investment manager's credit analysis.

Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the fund's investment manager believes it is advantageous to do so.



                      Bond ratings and holdings for fiscal year ended Aug. 31, 1997
                                         For Special Income Fund


                                                                                  Percent of
                                                                                  net assets
                                                                                  in unrated
                            S&P Rating                 Protection of              securities
Percent of                  (or Moody's                principal and              assessed by
net assets                  equivalent)                interest                   AEFC


29.76%                      AAA                        Highest quality            0.79%
  3.78                      AA                         High quality                 --
11.28                       A                          Upper medium grade         0.02
13.32                       BBB                        Medium grade               0.10
15.43                       BB                         Moderately speculative     1.04
  9.36                      B                          Speculative                0.92
  0.74                      CCC                        Highly speculative         0.17
    --                      CC                         Poor quality                 --
  0.01                      C                          Lowest quality               --
    --                      D                          In default                   --
  4.91                      Unrated                    Unrated securities         1.87

Bond ratings and holdings for fiscal year ended Aug. 31, 1997
                                             For Managed Fund


                                                                                  Percent of
                                                                                  net assets
                                                                                  in unrated
                            S&P Rating                 Protection of              securities
Percent of                  (or Moody's                principal and              assessed by
net assets                  equivalent)                interest                   AEFC


12.77%                      AAA                        Highest quality            0.08%
  1.20                      AA                         High quality                 --
  3.62                      A                          Upper medium grade           --
  4.45                      BBB                        Medium grade               0.03
  3.53                      BB                         Moderately speculative     0.03
  2.20                      B                          Speculative                0.13
  0.10                      CCC                        Highly speculative         0.07
    --                      CC                         Poor quality                 --
    --                      C                          Lowest quality               --
    --                      D                          In default                   --
  2.16                      Unrated                    Unrated securities         1.82


(See Appendix to the SAI for further information regarding ratings.)

Debt securities sold at a deep discount: Some bonds are sold at deep discounts because they do not pay interest until maturity. They include zero coupon bonds and PIK (pay-in-kind) bonds. To comply with tax laws, a fund has to recognize a computed amount of interest income and pay dividends to shareholders even though no cash has been received. In some instances, a fund may have to sell securities to have sufficient cash to pay the dividends.

Mortgage-backed securities: All Funds except Moneyshare may invest in U.S. government securities representing part ownership of pools of mortgage loans. A pool, or group, of mortgage loans issued by such lenders as mortgage bankers, commercial banks and savings and loan associations, is assembled and mortgage pass-through certificates are offered to investors through securities dealers.

In pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate. Prepayments on underlying mortgages result in a loss of anticipated interest, and the actual yield (or total return) to the Fund, which is influenced by both stated interest rates and market conditions, may be different than the quoted yield on the certificates.

Foreign investments: Securities of foreign companies and governments may be traded in the United States, but often they are traded only on foreign markets. Frequently, there is less information about foreign companies and less government supervision of foreign markets. Foreign investments are subject to political and economic risks of the countries in which the investments are made including the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely. If an investment is made in a foreign market, the local currency may be purchased using a forward contract in which the price of the foreign currency in U.S. dollars is established on the date the trade is made, but delivery of the currency is not made until the securities are received. As long as the fund holds foreign currencies or securities valued in foreign currencies, the price of a fund share will be affected by changes in the value of the currencies relative to the U.S. dollar. Because of the limited trading volume in some foreign markets, efforts to buy or sell a security may change the price of the security and it may be difficult to complete the transaction. Each Fund, except International Equity Fund may invest up to 25% of its total assets at the time of purchase in securities of foreign issuers.


The Fund may invest in foreign securities that are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts also involve the risks of other investments in foreign securities.


Derivative instruments: For all Funds except Moneyshare, the portfolio managers may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow a portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. A fund will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's obligations to the extent such obligations are not covered. No more than 5% of each Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. For further information, see the options and futures appendixes in the SAI.

Securities and derivative instruments that are illiquid: Illiquid means the security or derivative instrument cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. All securities and derivative instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. Each portfolio manager will follow guidelines established by the board of directors and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of each Fund's net assets (zero for Moneyshare) will be held in securities and derivative instruments that are illiquid.

Money market instruments: For all Funds except Moneyshare, short-term debt securities rated in the top two grades are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Generally, less than 25% of each of Capital Resource, International Equity, Aggressive Growth, Special Income and Managed Fund's total assets are in these money market instruments. However, for temporary defensive purposes these investments could exceed that amount for a limited period of time.

The investment policies described above may be changed by the board of directors.

Lending portfolio securities: Each Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of a Fund's net assets.

Alternative investment options

In the future, the board of the Funds may determine for operating efficiencies to use a master/feeder structure. Under that structure, the Fund's investment portfolio would be managed by another investment company with the same goal as the Fund, rather than investing directly in a portfolio of securities.

Valuing assets

Moneyshare Fund's securities are valued at amortized cost. In valuing assets of Capital Resource, International Equity, Aggressive Growth, Special Income and Managed Funds:


o Securities (except bonds) and assets with available market values are valued on that basis.


o    Securities maturing in 60 days or less are valued at amortized cost.

o    Bonds are valued according to methods selected by the board.

o Assets without readily available market values are valued according to methods selected in good faith by the board.


o Assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at a rate of exchange set as near to the close of the day as practicable.

How to invest, transfer or redeem shares

How to invest

You may invest in the Funds only by buying a variable annuity contract. For further information concerning maximum and minimum payments and submitting and acceptance of your application, see your annuity prospectus.

How to transfer among variable accounts

You can transfer all or part of your value in a variable account to one or more of the other variable accounts with different investment objectives. Please refer to your variable annuity prospectus for more information about transfers.

Redeeming shares

The Funds will buy  (redeem)  any shares  presented  by the  variable  accounts.
Surrender  or  withdrawal   details  are  described  in  your  variable  annuity
prospectus.

Payment generally will be mailed within seven days of the redemption request. The amount may be more or less than the amount invested. Shares will be redeemed at net asset value at the close of business on the day the request is accepted at the Minneapolis office. If the request arrives after the close of business, the price per share will be the net asset value at the close of business on the next business day.

Distributions and taxes

The Funds distribute to shareholders (the variable accounts) net investment income and net capital gains. They do so to qualify as regulated investment companies and to avoid paying corporate income and excise taxes.

Dividend and capital gain distributions

Capital Resource, International Equity, Aggressive Growth and Managed Funds distribute their net investment income (dividends and interest earned on securities held by the Fund, less operating expenses) to shareholders (the variable accounts) at the end of each calendar quarter. For Special Income and Moneyshare Funds, net investment income is distributed monthly. Net realized capital gains, if any, from selling securities are distributed at the end of the calendar year. Before they are distributed, both net investment income and net capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. (Since the distributions are reinvested, the total value of the holdings will not change.) The reinvestment price is the net asset value at close of business on the day the distribution is paid.

Taxes

The Internal Revenue Service has issued final regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Each Fund intends to comply with these requirements.

Federal income taxation of variable accounts, life insurance companies and annuities is discussed in your annuity prospectus.

Income received by International Equity Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the United States may reduce or eliminate those taxes.

How the Funds are organized

IDS Life Investment Series, Inc., formerly known as IDS Life Capital Resource Fund, Inc., is a series mutual fund. It has three series of stock representing three separate, diversified funds - Capital Resource, International Equity and Aggressive Growth Funds. IDS Life Investment Series, Inc. was incorporated in Nevada on April 27, 1981, but changed its state of incorporation to Minnesota on June 13, 1986. IDS Life Special Income Fund, Inc. and IDS Life Moneyshare Fund Inc. were originally incorporated in Nevada on April 27, 1981, but changed their state of incorporation to Minnesota on June 13, 1986. IDS Life Managed Fund, Inc. was incorporated in Minnesota on March 5, 1985.

Each Fund is an open-end investment company or series of an open-end investment company registered under the Investment Company Act of 1940, as amended. The headquarters of the Funds is IDS Tower 10, Minneapolis, MN 55440-0010. The Funds are part of the IDS MUTUAL FUND GROUP, a family of funds that began in 1940.

Shares

A fund is owned by the variable accounts, its shareholders. All shares issued by each Fund are of the same class -- capital stock. Par value is 1 cent per share ($.001 for Managed Fund). Both full and fractional shares can be issued.

Voting rights

For a discussion of the rights of annuity contract owners concerning the voting of shares held by the variable accounts, please see your annuity prospectus. All shares have equal voting rights. In any matter requiring the vote of shareholders (the fund's management and fundamental policies), IDS Life and its affiliates will ask for instructions from the person with voting rights. The number of votes you have is in proportion to the amount you have allocated to each variable account. Your instructions will be weighted in the same proportion and IDS Life and its affiliates will vote them that way. We will vote those shares for which we do not receive instructions, and those shares for which we have voting rights, in the same proportion as the shares for which we have received instructions.

Shareholder meetings

The Funds do not hold annual shareholder meetings. However, the directors may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove directors. Meetings of the shareholders also may be called on demand by the holders of 3% or more of the outstanding shares of each Fund if no meeting has been held during the preceding 15 months.

Portfolio managers

Capital Resource Fund


Joe Barsky joined AEFC in 1979 and serves as senior portfolio manager. He served as portfolio manager of IDS Equity Select Fund from 1983 to 1997. He also serves as vice president and senior portfolio manager of IDS Equity Advisors, a division of IDS Advisory Group, Inc.


Special Income Fund

Steve Merrell joined AEFC in 1988 as a quantitative investment analyst. He became portfolio manager of this Fund in January 1995. From 1990 to 1991, Steve worked for JP Morgan Futures, Inc. marketing futures-based investment strategies. He rejoined AEFC in 1991 as a portfolio manager. He has served as debt securities specialist for the assets of Total Return Portfolio and its predecessor fund since December 1995.

Managed Fund

Alfred A. Henderson joined AEFC in 1996 and serves as senior portfolio manager. From 1995-1996 he was a portfolio manager at Montgomery Asset Management. From 1992-1995 he was a senior portfolio manager at Husic Capital Management. Prior to that he was vice president and portfolio manager at Alliance Capital Management Corporation.

Deb Pederson joined AEFC in 1986 and serves as portfolio manager. She has managed the fixed income portfolio of this Fund since January 1994. She also manages the fixed income portfolio of IDS Life Series Fund, Inc. - Managed Portfolio and the low grade invested assets of IDS Life, IDS Life Insurance Company of New York and American Enterprise Life Insurance Company.

Moneyshare Fund


Terry Fettig joined AEFC in 1986. He serves as portfolio manager for this Fund, IDS Cash Management Fund, IDS Intermediate Tax-Exempt Fund, IDS Life Money Market Portfolio and IDS Tax-Free Money Fund. From 1986 to 1992 he was a fixed income securities analyst. From 1992 to 1993 he was an associate portfolio manager.


International Equity Fund

Peter Lamaison joined AEFC in 1981 and serves as president and chief executive officer of IDS International, Inc. and senior portfolio manager. He has managed this Fund since 1992. He also serves as portfolio manager of IDS International Fund.

Aggressive Growth Fund

Marty Hurwitz joined AEFC in 1987 and serves as portfolio manager. He was appointed to manage this Fund in January 1995. He has managed IDS Life Series Fund, Inc. - Equity Portfolio since July 1993 and also manages accounts for IDS Advisory Portfolio Management Group.

Directors and officers


Shareholders elect a board who oversee the operations of the Funds and choose its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. The directors also serve on the boards of all of the other funds in the IDS MUTUAL FUND GROUP. On Aug. 31, 1997, the Fund's directors and officers did not own any shares of the Funds.

Independent board Members and officers

Chairman of the Board

William R. Pearce*
Chairman of the board, Board Services Corporation (provides administrative services to boards including the boards of the IDS and IDS Life funds and Master Trust portfolios).


H. Brewster Atwater, Jr.
Former chairman and chief executive officer, General Mills, Inc.

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.


Alan K. Simpson
Former United States senator for Wyoming.


Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.

Officer

Vice President, general counsel and secretary

Leslie L. Ogg
President, treasurer and corporate secretary of Board Services Corporation.


Board members and officers associated with AEFC

President

John R. Thomas*
Senior vice president, AEFC.

David R. Hubers*
President and chief executive officer, AEFC.

James A. Mitchell*
Executive vice president, AEFC.


Officers associated with AEFC

Vice President

Peter J. Anderson*
Senior vice president, AEFC.

Treasurer

Melinda S. Urion*
Senior vice president and chief financial officer, AEFC.

  Refer to the SAI for the directors' and officers' biographies.

*Interested persons as defined by the Investment Company Act of 1940.

Investment manager


Each Fund pays IDS Life for managing its portfolio and serving as transfer agent.

Under its Investment Management Services Agreement, IDS Life determines which securities will be purchased, held or sold (subject to the direction and control of the Fund's board of directors). Under the current agreement, the Funds pay IDS Life a fee for these services based on the average daily net assets of each Fund, as follows:

Capital Resource Fund

      Assets               Annual rate at
    (billions)            each asset level
     First $1                  0.630%
      Next $1                  0.615
      Next $1                  0.600
      Next $3                  0.585
      Over $6                  0.570

Special Income Fund

      Assets               Annual rate at
    (billions)            each asset level
     First $ 1                 0.610%
      Next $1                  0.595
      Next $1                  0.580
      Next $3                  0.565
      Next $3                  0.550
      Over $9                  0.535

Managed Fund

      Assets               Annual rate at
    (billions)            each asset level
    First $0.5                 0.630%
     Next $0.5                 0.615
     Next $ 1                  0.600
     Next $ 1                  0.585
     Next $ 3                  0.570
     Over $ 6                  0.550

Moneyshare Fund

      Assets               Annual rate at
    (billions)            each asset level
     First $ 1                 0.510%
     Next $0.5                 0.493
     Next $0.5                 0.475
     Next $0.5                 0.458
     Over $2.5                 0.440

International Equity Fund

      Assets               Annual rate at
    (billions)            each asset level
    First $0.25                0.870%
    Next $0.25                 0.855
    Next $0.25                 0.840
    Next $0.25                 0.825
     Next $ 1                  0.810
     Over $ 2                  0.795

Aggressive Growth Fund

      Assets               Annual rate at
    (billions)            each asset level
    First $0.25                0.650%
    Next $0.25                 0.635
    Next $0.25                 0.620
    Next $0.25                 0.605
     Next $ 1                  0.590
     Over $ 2                  0.575


For the fiscal year ended Aug. 31, 1997, Capital Resource Fund paid IDS Life a total investment management fee of 0.60% of its average daily net assets. Special Income Fund paid 0.60%, Managed Fund paid 0.59%, Moneyshare Fund paid 0.51%, International Equity Fund paid 0.83% and Aggressive Growth Fund paid 0.61%. Under this Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses. Total fees and expenses for fiscal year 1997 were 0.67% for Capital Resource Fund, 0.68% for Special Income Fund, 0.64% for Managed Fund, 0.57% for Moneyshare Fund, 0.97% for International Equity Fund and 0.68% for Aggressive Growth Fund.


Administrative Services Agreement

Under  an   Administrative   Services   Agreement,   each  Fund  pays  AEFC  for
administration and accounting services as follows:

Capital Resource Fund

      Assets               Annual rate at
    (billions)            each asset level
     First $1                  0.050%
      Next $1                  0.045
      Next $1                  0.040
      Next $3                  0.035
      Over $6                  0.030

Special Income Fund

      Assets               Annual rate at
    (billions)            each asset level
     First $1                  0.050%
      Next $1                  0.045
      Next $1                  0.040
      Next $3                  0.035
      Next $3                  0.030
      Over $9                  0.025

Managed Fund

      Assets               Annual rate at
    (billions)            each asset level
    First $0.5                 0.040
     Next $0.5                 0.035
     Next $ 1                  0.030
     Next $ 1                  0.025
     Next $ 3                  0.020
     Over $ 6                  0.020

Moneyshare Fund

      Assets               Annual rate at
    (billions)            each asset level
     First $ 1                 0.030%
     Next $0.5                 0.027
     Next $0.5                 0.025
     Next $0.5                 0.022
     Over $2.5                 0.020

International Equity Fund

      Assets               Annual rate at
    (billions)            each asset level
    First $0.25                0.060%
    Next $0.25                 0.055
    Next $0.25                 0.050
    Next $0.25                 0.045
     Next $ 1                  0.040
     Over $ 2                  0.035

Aggressive Growth Fund

      Assets               Annual rate at
    (billions)            each asset level
    First $0.25                0.060%
    Next $0.25                 0.055
    Next $0.25                 0.050
    Next $0.25                 0.045
     Next $ 1                  0.040
     Over $ 2                  0.035

Investment advisory agreements

IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for International Equity Fund and 0.25% for each remaining fund.

AEFC has a Sub-investment Advisory Agreement with American Express Asset International Inc. (International), a wholly owned subsidiary of AEFC.


International's principal place of business is located at IDS Tower 10, Minneapolis, MN 55440-0010, while it also conducts investment advisory business in London, England. International has had assets under management since 1981. International determines the securities that will be purchased, held or sold and executes purchases and sales for International Equity Fund as directed by AEFC. For its services, AEFC pays International a fee equal on an annual basis to 0.50% of International Equity Fund's average daily net assets.

About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


Besides managing investments for all publicly offered funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life. Total assets under management on Aug. 31, 1997 were more than $165 billion.


IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and located at IDS Tower 10, Minneapolis, MN 55440-0010. IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York.

Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Funds may pay brokerage commissions to broker-dealer affiliates of American Express and AEFC.

Retirement Annuity Mutual Funds
IDS Tower 10
Minneapolis, MN
55440-0010

Managed by IDS Life Insurance Company

                                   STATEMENT OF ADDITIONAL INFORMATION

                                                   FOR

                           IDS Life Investment Series, Inc.
                                 IDS Life Capital Resource Fund
                                 IDS Life International Equity Fund
                                 IDS Life Aggressive Growth Fund
                                 IDS Life Growth Dimensions Fund
                           IDS Life Special Income Fund, Inc.
                                 IDS Life Special Income Fund
                                 IDS Life Global Yield Fund
                                 IDS Life Income Advantage Fund
                           IDS Life Moneyshare Fund, Inc.
                           IDS Life Managed Fund, Inc.


                                              Oct. 30, 1997



This Statement of Additional Information (SAI), is not a prospectus. It should be read together with the Funds' prospectus and the financial statements contained in the Funds' Annual Report which, if not included with your prospectus, may be obtained without charge.


This SAI is dated Oct. 30, 1997, and it is to be used with the Funds' prospectus dated Oct. 30, 1997. It is also to be used with the Funds' Annual Report for the fiscal year ended Aug. 31, 1997.



IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN  55440-0010
[(612) 671-3733]
[(800) 437-0602]
[(800) 422-3542]
[(800) 333-3437]

                                            TABLE OF CONTENTS

Goals and Investment Policies                                 See Prospectus

Additional Investment Policies                                          p. 4

Portfolio Transactions                                                 p. 27

Brokerage Commissions Paid to Brokers
Affiliated with IDS Life                                               p. 31

Performance Information                                                p. 32

Valuing Each Fund's Shares                                             p. 35

Investing in the Funds                                                 p. 38

Redeeming Shares                                                       p. 38

Capital Loss Carryover                                                 p. 39

Taxes                                                                  p. 39

Agreements with IDS Life and American Express Financial
Corporation                                                            p. 39

Directors and Officers                                                 p. 47

Custodian                                                              p. 54

Independent Auditors                                                   p. 54

Financial Statements                             See Annual Report and p. 54

Prospectus                                                             p. 54

Appendix A:       Description of Corporate Bond Ratings and
                  Additional Information on Investment Policies
                  for Investments of Capital Resource, Special
                  Income, Global Yield and Income Advantage
                  Funds                                                p. 55

Appendix B:       Foreign Currency Transactions for Investments
                  of all funds except Moneyshare                       p. 57

Appendix C:       Description of Money Market Securities               p. 61

Appendix D:       Options and Stock Index Futures Contracts for
                  Investments of Capital Resource, International
                  Equity, Aggressive Growth, Managed, Growth
                  Dimensions and Global Yield Funds                    p. 63

Appendix E:       Options and Interest Rate Futures Contracts
                  for Investments of Special Income, Managed,
                  Global Yield and Income Advantage Funds              p. 69

Appendix F:       Mortgage-backed securities and Additional
                  Information on Investment Policies for all
                  Funds except Moneyshare.                             p. 74

Appendix G:       Dollar-Cost Averaging                                p. 77

ADDITIONAL INVESTMENT POLICIES

In addition to the investment goals and policies presented in the prospectus, each Fund has the investment policies stated below.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Capital Resource agree to a change, Capital Resource will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, American Express Financial Corporation (AEFC) and IDS Life Insurance Company (IDS Life) hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.


'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.


'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the fund's total assets.

Unless changed by the board of directors, Capital Resource will not:


'Buy on margin or sell short, except the Fund may enter into stock index futures contracts.


'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 10% of its total assets in securities of investment companies.


'Invest more than 5% of its net assets in warrants.


'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit
(CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of International Equity agree to a change, International Equity will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.


'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

'Issue senior securities, except to the extent that borrowing from banks, lending its securities, or entering into repurchase agreements or options or futures contracts may be deemed to constitute issuing a senior security.

Unless changed by the board of directors, International Equity will not:


'Buy on margin or sell short, except the Fund may enter into stock index futures contracts.


'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 5% of its net assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.


'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

'Invest more than 5% of its net assets in warrants.

'Invest in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission. If any such investment is ever made, not more than 10% of the Fund's net assets, at market, will be so invested.

To the extent the Fund were to make such investments, the shareholders may be subject to duplicate advisory, administrative and distribution fees.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. On a day-to-day basis, the Fund also may maintain a portion of its assets in currencies of countries other than the United States, Canada and the United Kingdom. As a temporary investment, during periods of weak or declining market values for the securities the Fund invests in, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to short-term debt securities. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may invest in short-term obligations of the U.S. government (and its agencies and instrumentalities) and of the Canadian and United Kingdom governments. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund also may purchase high grade notes and obligations of U.S. banks (including their branches located outside of the United States and U.S. branches of foreign banks). The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Aggressive Growth agree to a change, Aggressive Growth will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.


'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.


'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

Unless changed by the board of directors, Aggressive Growth will not:


'Buy on margin or sell short, except the Fund may enter into stock index futures contracts.


'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.


'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

'Invest more than 5% of its net assets in warrants.


'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit
(CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Special Income agree to a change, Special Income will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.


'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.


'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

Unless changed by the board of directors, Special Income will not:


'Buy on margin or sell short, except the Fund may enter into interest rate futures contracts.


'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 10% of its total assets in securities of investment companies.


'Invest more than 5% of its net assets in warrants.


'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss if the borrower defaults or becomes insolvent and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit
(CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Moneyshare agree to a change, Moneyshare will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities.

'Buy on margin or sell short.

'Invest in a company to control or manage it.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.


'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.


'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds. 'Make cash loans. However, the Fund does make short-term investments which it may have an agreement with the seller to reacquire (See Appendix C).

'Invest in an investment company beyond 5% of its total assets taken at market and then only on the open market where the dealer's or sponsor's profit is limited to the regular commission. However, the Fund will not purchase or retain the securities of other open-end investment companies.

'Buy or sell real estate, commodities or commodity contracts.

'Intentionally invest more than 25% of the Fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

Unless changed by the board of directors, Moneyshare will not:

'Invest in securities that are not readily marketable (whether or not registration or the filing of a notification under the Securities Act of 1933, or the taking of similar action under other securities laws relating to the sale of securities is required).

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The fund may invest in bank obligations including negotiable certificates of deposit
(CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired. The security acquired by the Fund in a repurchase agreement can be any security the Fund can purchase directly and it may have a maturity of more than 13 months.

The Fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the board of directors to be of comparable quality. The Fund also may invest up to 5% of its assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Managed agree to a change, Managed will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.


'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.


'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

'Issue senior securities, except to the extent that borrowing from banks, lending its securities, or entering into repurchase agreements or options or futures contracts may be deemed to constitute issuing a senior security.

Unless changed by the board of directors, Managed will not:

'Buy on margin or sell short, except it may enter into stock index futures and interest rate futures contracts.

'Invest in a company to control or manage it.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.


'Invest more than 5% of its net assets in warrants.


'Invest in a company if its investments would result in the total holdings of all the funds in the IDS MUTUAL FUND GROUP being in excess of 15% of that company's issued shares.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss if the borrower defaults or becomes insolvent and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit
(CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Growth Dimensions agree to a change, Growth Dimensions will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make a loan of any part of its assets to AEFC, to the directors and officers of AEFC or to its own directors and officers.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all directors and officers of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.


'Lend portfolio securities in excess of 30% of its net assets. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

Unless changed by the board of directors, Growth Dimensions, will not:


'Buy on margin or sell short, but the Fund may make margin payments in connection with transactions in stock index futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For the purpose of this policy, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.


'Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

'Invest more than 10% of its assets in securities of investment companies.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.


'Invest more than 5% of its net assets in warrants.


'Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the fund may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to the limitations on foreign investments described in the prospectus. The Fund also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

Unless a holder of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Global Yield agree to change, Global Yield will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no present intention to borrow.

'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make a loan of any part of its assets to American Express Financial Corporation
(AEFC), to the directors and officers of AEFC or to its own directors and officers.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all directors and officers of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Lend portfolio securities in excess of 30% of its net assets. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

'Issue senior securities, except to the extent that borrowing from banks and using options, foreign currency forward contracts or future contracts (as discussed elsewhere in the Fund's prospectus and SAI) may be deemed to constitute issuing a senior security.

Unless changed by the board of directors, Global Yield, will not:


'Buy on margin or sell short, but the Fund may make margin payments in connection with transactions in futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.


'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.


'Invest more than 5% of its net assets in warrants.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.


In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Fund may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations (rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent) of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired. As a temporary investment, during periods of weak or declining market values for the securities in which the Fund invests, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to the kinds of short-term debt securities discussed in this paragraph.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Income Advantage agree to change, Income Advantage will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Lend portfolio securities in excess of 30% of its net assets. The current policy of the Fund's board of directors (the "board") is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

'Issue senior securities, except this restriction shall not be deemed to prohibit the Fund from borrowing from banks, using options or futures contracts, lending its securities or entering into repurchase agreements.

'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

Unless changed by the board of directors, Income Advantage, will not:


'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.


'Invest more than 10% of its total assets in securities of investment companies.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

'Invest in a company to control or manage it.


'Buy on margin or sell short, except the Fund may enter into interest rate future contracts.


'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all directors and officers of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the fund will not purchase securities of that issuer.


'Invest more than 5% of its net assets in warrants.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participation, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.


'In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities. The investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

'In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participation and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participation involve a risk of insolvency of the lender or other financial intermediary.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Fund may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to the limitations on foreign investments described in the prospectus. The Fund also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

For a discussion on corporate bond ratings and additional information on investment policies, see Appendix A. For a discussion on foreign currency transactions, see Appendix B. For a discussion on money market securities, see Appendix C. For a discussion on options and stock index futures contracts, see Appendix D. For a discussion on options and interest rate futures contracts, see Appendix E. For a discussion on dollar-cost averaging, see Appendix F.

PORTFOLIO TRANSACTIONS

Subject to policies set by the board of directors, AEFC, IDS International, Inc. (International) and IDS Life are authorized to determine, consistent with the Funds' investment goals and policies, which securities will be purchased, held or sold. In determining where buy and sell orders are to be placed, AEFC, International and IDS Life have been directed to use their best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board of directors. IDS Life intends to direct AEFC and International to execute trades and negotiate commissions on its behalf. These services are covered by the Investment Advisory Agreement between AEFC and IDS Life and the Sub-Investment Advisory Agreement between AEFC and International. When AEFC and International act on IDS Life's behalf for the Funds, they follow the rules described here for IDS Life.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager. AEFC carefully monitors compliance with its Code of Ethics.

On occasion, it may be desirable for Capital Resource, International Equity, Aggressive Growth, Special Income, Managed, Growth Dimensions, Global Yield or Income Advantage funds to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The boards of directors have adopted a policy authorizing IDS Life to do so to the extent authorized by law, if IDS Life determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or IDS Life's, AEFC's or International's overall responsibilities to the funds in the IDS MUTUAL FUND GROUP.

Research provided by brokers supplements AEFC's and International's own research activities. Research services include economic data on, and analysis of: the U.S. economy and specific industries within the economy; information about specific companies, including earning estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which includes the research, portfolio management and trading functions and such other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, IDS Life must follow procedures authorized by the board of directors. To date, three procedures have been authorized. One procedure permits IDS Life to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits IDS Life, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in the security. The commission paid generally includes compensation for research services. The third procedure permits IDS Life, in order to obtain research and brokerage services, to cause each fund to pay a commission in excess of the amount another broker might have charged.

IDS Life has advised the Funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as: handling of large orders; willingness of a broker to risk its own money by taking a position in a security; and specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but IDS Life believes it may obtain better overall execution. IDS Life has assured the Funds that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if, in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by IDS Life, AEFC and International in providing advice to all the funds in the IDS MUTUAL FUND GROUP and other accounts advised by IDS Life, AEFC and International, even though it is not possible to relate the benefits to any particular fund or account.

Normally, the securities of Special Income and Moneyshare Funds are traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

Each investment decision made for each fund is made independently from any decision made for another fund in the IDS MUTUAL FUND GROUP or other account advised by AEFC or any AEFC subsidiary.

When a fund buys or sells the same security as another fund or account, AEFC or International carries out the purchase or sale in a way the fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by a fund, the fund hopes to gain an overall advantage in execution. AEFC and International have assured the Funds they will continue to seek ways to reduce brokerage costs.

On a periodic basis, AEFC and International make a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

The Funds have paid the following brokerage commissions:

Fiscal year       Capital    International Aggressive    Special                  Growth      Income
ended Aug. 31,    Resource     Equity        Growth       Income     Managed    Dimensions   Advantage
---------------- ----------- ------------ ------------- ----------- ----------- ----------- ------------

1995              7,692,690    2,466,949     2,171,645      34,918   3,072,774          --           --
1996             13,416,430    3,551,512     5,313,285      23,608   3,683,714     124,863           --
1997              9,778,626    6,013,492     7,958,360     168,718   3,490,303     657,014        1,668

Transactions amounting to $196,046,000, $82,868,000 and $96,952,000 with related commissions of $345,738, $147,390 and $120,222 were directed to brokers by Capital Resource, Aggressive Growth and Managed Funds, respectively, because of research services received for the fiscal year ended Aug. 31, 1997.

Capital Resource Fund's acquisition during the fiscal year ended Aug. 31, 1997, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                                       Value of Securities
                                                         Owned at End of
Name of Issuer                                             Fiscal Year
Bank of America                                              $14,510,291
First Chicago                                                  6,978,282
Merrill Lynch                                                  8,349,859
Morgan Stanley                                                50,059,625
Travelers Group                                               60,325,000

Aggressive Growth Fund's acquisition during the fiscal year ended Aug. 31, 1997, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                                        Value of Securities
                                                          Owned at End of
Name of Issuer                                             Fiscal Year
Bank of America                                              $10,336,119
Merrill Lynch                                                  6,162,991
Charles Schwab                                                16,975,000

Special Income Fund's acquisition during the fiscal year ended Aug. 31, 1997, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                                        Value of Securities
                                                          Owned at End of
Name of Issuer                                              Fiscal Year
Goldman Sachs                                                $ 8,067,825
J. P. Morgan                                                  12,991,300
Morgan Stanley                                                 8,241,669
Salomon Brothers                                               5,054,450

Moneyshare Fund's acquisition during the fiscal year ended Aug. 31, 1997, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                            Value of Securities
                                              Owned at End of
Name of Issuer                                  Fiscal Year
Bank of America                                $21,111,291
First Chicago                                    6,978,282
Goldman Sachs                                   19,450,863
Merrill Lynch                                   19,175,447
J. P. Morgan                                     1,999,458
Morgan Stanley                                  24,933,626

Managed Fund's acquisition during the fiscal year ended Aug. 31, 1997, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                              Value of Securities
                                                Owned at End of
Name of Issuer                                    Fiscal Year
Bank of America                                 $  3,594,809
Goldman Sachs                                      3,884,508
J. P. Morgan                                       4,847,500
Morgan Stanley                                    67,943,525
Salomon Brothers                                   3,905,000
Travelers Group                                  103,325,000

Growth Dimensions Fund's acquisition during the fiscal year ended Aug. 31, 1997 of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                                      Value of Securities
                                                         Owned at End of
Name of Issuer                                             Fiscal Year
Bank of America                                              $ 6,436,462
Morgan Stanley                                                20,552,613
Travelers Group                                               19,234,150

International Equity Fund's acquisition during the fiscal year ended Aug. 31, 1997 of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                                       Value of Securities
                                                          Owned at End of
Name of Issuer                                             Fiscal Year
Bank of America                                              $13,503,843
Morgan Stanley                                                19,063,711
Nations Bank                                                   7,531,326
Credit Suisse First Boston                                    31,161,934

Global Yield Fund's acquisition during the fiscal year ended Aug. 31, 1997 of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                                       Value of Securities
                                                          Owned at End of
Name of Issuer                                             Fiscal Year
Lehman Brothers                                               $1,171,832
J. P. Morgan                                                     969,500

Income Advantage Fund did not acquire securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities during the fiscal year ended Aug. 31, 1997.

The portfolio turnover rate for Capital Resource Fund was 110% in fiscal year ended Aug. 31, 1997 and 131% in fiscal year ended Aug. 31, 1996. The portfolio turnover rate for Managed Fund was 72% in fiscal year ended Aug. 31, 1997 and 85% in fiscal year ended Aug. 31, 1996.

The portfolio turnover rate for International Equity Fund was 91% in fiscal year ended Aug. 31, 1997 and 58% in fiscal year ended Aug. 31, 1996. The portfolio turnover rate for Aggressive Growth Fund was 218% in fiscal year ended Aug. 31, 1997 and 189% in fiscal year ended Aug. 31, 1996.

The portfolio turnover rate for Special Income Fund was 73% in fiscal year ended Aug. 31, 1997 and 56% in fiscal year ended Aug. 31, 1996. The portfolio turnover rate for Growth Dimensions Fund was 29% in fiscal year ended Aug. 31, 1997 and 4% in fiscal year ended Aug. 31, 1996.

The portfolio turnover rate for Global Yield fund was 36% in fiscal year ended Aug. 31, 1997 and 4% in fiscal year ended Aug. 31, 1996. The portfolio turnover rate for Income Advantage Fund was 104% in fiscal year ended Aug. 31, 1997 and 22% in fiscal year ended Aug. 31, 1996.


BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH IDS LIFE

Affiliates of American Express Company (American Express) (of which IDS Life is a wholly owned indirect subsidiary) may engage in brokerage and other securities transactions on behalf of Capital Resource, International Equity, Aggressive Growth, Special Income, Managed, Growth Dimensions, Global Yield and Income Advantage funds in accordance with procedures adopted by the Funds' boards of directors and to the extent consistent with applicable provisions of the federal securities laws. IDS Life will use an American Express affiliate only if (i) IDS Life determines that a fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of

Sloan Financial Group. New Africa Advisors will send research to AEFC and in turn American Express Financial Corporation will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.


No brokerage commissions were paid by Moneyshare Fund to brokers affiliated with IDS Life for the fiscal year ended Aug. 31, 1997.

Information about brokerage commissions paid by the Funds to American Enterprise Investment Services, Inc., a wholly-owned subsidiary of AEFC, for the last three fiscal years are contained in the following table:


                                    For the Fiscal Year Ended Aug. 31,


                                        1997                                1996              1995
                                                      Percentage of
                                                        Aggregate
                Aggregate Dollar      Percent of      Dollar Amount       Aggregate         Aggregate
                    Amount of         Aggregate      of Transactions    Dollar Amount     Dollar Amount
                Commissions Paid      Brokerage         Involving       of Commissions    of Commissions
Fund                to Broker        Commissions       Payment of       Paid to Broker    Paid to Broker
                                                       Commissions
Capital
Resource            $817,190            8.36%             15.58%           $841,159          $829,258

International
Equity.               None               None              None              None              None

Aggressive
Growth               183,327             2.31              3.89            245,269           222,443

Special Income        None               None              None              None              None

Managed              227,619             6.64              8.05             76,269           131,456

Growth
Dimensions           20,404              3.15              2.84              212               None

Global Yield          None               None              None              None              None

Income
Advantage             None               None              None              None              None



PERFORMANCE INFORMATION

Each Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations used by a fund are based on standardized methods of computing performance as required by the SEC. An explanation of these and any other methods used by each Fund to compute performance follows below.

Average annual total return

Each Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                              P(1+T)n = ERV

where:             P =     a hypothetical initial payment of $1,000
                   T =     average annual total return
                   n =     number of years
                 ERV = ending  redeemable  value of a hypothetical  $1,000
                           payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

Each Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in a fund over a specified period of time according to the following formula:

                                                 ERV - P
                                                    P

where:           P  =     a hypothetical initial payment of $1,000
               ERV  =     ending redeemable value of a hypothetical $1,000
                          payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield and Distribution yield

Special Income, Global Yield and Income Advantage Funds may calculate an annualized yield by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                                        Yield = 2[(a-b + 1)6 - 1]
                                                    cd

where:             a =     dividends and interest earned during the period
                   b =     expenses accrued for the period (net of
                           reimbursements)
                   c =     the average daily number of shares outstanding
                           during the period that were entitled to receive dividends
                   d =     the maximum offering price per share on the last
                           day of the period


Special Income Fund's annualized yield was 6.76%, Global Yield Fund's was 3.04% and Income Advantage Fund's was 8.63% for the 30-day period ended Aug. 31, 1997.

The Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the Fund's securities. It is not necessarily indicative of the amount which was or may be paid to the contract owners. Actual amounts paid to contract owners are reflected in the distribution yield.

Distribution yield is calculated according to the following formula:

                                                 D x F = DY
                                                  NAV 30

where:            D  =     sum of dividends for 30 day period
                NAV  =     beginning of period net asset value
                  F  =     annualizing factor
                 DY  =     distribution yield


Special Income Fund's distribution yield was 7.23%, Global Yield Fund's was 3.19% and Income Advantage Fund's was 9.30% for the 30-day period ended Aug. 31, 1997.


Moneyshare Fund calculates annualized simple and compound yields based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.

Moneyshare Fund calculates its compound yield according to the following formula:

Compound Yield = (return for seven day period + 1) 365/7 - 1


Moneyshare Fund's simple annualized yield was 5.11% and its compound yield was 5.24% for the seven days ended Aug. 31, 1997, the last business day of the Fund's fiscal year. The Fund's simple yield was 5.11% and the compound yield was 5.24% for the seven days ended Sept. 30, 1997.


Yield, or rate of return, on Moneyshare Fund shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider each fund's investment policies, including the types of investments permitted.

REMEMBER THAT THESE YIELDS ARE THE RETURN TO THE SHAREHOLDER (THE VARIABLE ACCOUNTS), NOT TO THE VARIABLE ANNUITY CONTRACT OWNER. SEE YOUR ANNUITY PROSPECTUS FOR A DISCUSSION OF THE DIFFERENCES.


In sales material and other communications, the Funds may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


VALUING EACH FUND'S SHARES


On Aug. 31, 1997, the computation of the value of an individual share looked like this:

Capital Resource Fund
                                                                       Net asset value
Net assets                          Shares outstanding                 of one share
$4,866,591,077        divided by   173,988,176                =        $27.97

International Equity Fund
                                                                       Net asset value
Net assets                          Shares outstanding                 of one share
$2,104,975,232        divided by   149,447,811                =        $14.09

Aggressive Growth Fund
                                                                       Net asset value
Net assets                          Shares outstanding                 of one share
$2,427,427,425        divided by   141,403,480                =        $17.17

Special Income Fund
                                                                       Net asset value
Net assets                          Shares outstanding                 of one share
$1,923,317,614        divided by   160,398,174                =        $11.99

Managed Fund
                                                                       Net asset value
Net assets                          Shares outstanding                 of one share
$4,444,602,312        divided by   235,535,537                =        $18.87

Growth Dimensions Fund
                                                                       Net asset value
Net assets                          Shares outstanding                 of one share
$1,306,826,984        divided by   100,887,023                =        $12.95



Global Yield Fund
                                                                       Net asset value
Net assets                          Shares outstanding                 of one share
$119,177,723          divided by   11,553,714                 =        $10.32

Income Advantage Fund
                                                                       Net asset value
Net assets                          Shares outstanding                 of one share
$320,317,296          divided by   30,819,905                 =        $10.39


Capital Resource, International Equity, Aggressive Growth, Special Income, Managed, Growth Dimensions, Global Yield and Income Advantage Funds' portfolio securities are valued as follows as of the close of business of the New York Stock Exchange:

'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and if none exists, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System, are valued at the mean of the closing bid and asked prices.

'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete which is usually different from the close of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the funds' boards of directors.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the boards of directors. The boards of directors are responsible for selecting methods they believe provide fair value. When possible, bonds are valued by a pricing service independent from a fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

Moneyshare Fund intends to use its best efforts to maintain a constant net asset value of $1 per share although there is no assurance it will be able to do so. Accordingly, the Fund uses the amortized cost method in valuing its portfolio.

Short-term securities maturing in 60 days or less are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses. All of the securities in the Fund's portfolio will be valued at their amortized cost.

In addition, Moneyshare Fund must abide by certain conditions. It must only invest in securities of high quality which present minimal credit risks as determined by the board of directors. This means that the rated commercial paper in the Fund's portfolio will be issues that have been rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one if only one rating is assigned) and in unrated paper determined by the Fund's board of directors to be comparable. The fund must also purchase securities with original or remaining maturities of 13 months or less, and maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, the board of directors must establish procedures designed to stabilize the Fund's price per share for purposes of sales and redemptions at $1 to the extent that it is reasonably possible to do so. These procedures include review of the Fund's portfolio securities by the Board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using the available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears, and if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the board determines that a deviation exists that may result in a material dilution of the holdings of the variable accounts or investors, or in other unfair consequences for such people, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions in kind, and selling portfolio securities before maturity in order to realize capital gain or loss or to shorten average portfolio maturity.

In other words, while the amortized cost method provides certainty and consistency in portfolio valuation, it may, from time to time, result in valuations of portfolio securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates, the yield on Moneyshare Fund's shares may be higher than if valuations of portfolio securities were made based on actual market prices and estimates of market prices. Accordingly, if use of the amortized cost method were to result in a lower portfolio value at a given time, a prospective investor in the Fund would be able to obtain a somewhat higher yield than if portfolio valuation were based on actual market values. The Variable Accounts, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.


The  Exchange,  AEFC,  IDS Life and the Funds  will be  closed on the  following
holidays:   New  Year's  Day,   Memorial  Day,   Independence  Day,  Labor  Day,
Thanksgiving Day and Christmas Day.


INVESTING IN THE FUNDS

You cannot buy shares of the Funds directly. The only way you can invest in the Funds at the current time is by buying an annuity contract and directing the allocation of part or all of your net purchase payment to the variable accounts, which will invest in shares of Capital Resource, International Equity, Aggressive Growth, Special Income, Moneyshare, Managed, Growth Dimensions, Global Yield or Income Advantage funds. Please read the Funds' prospectus along with your annuity prospectus for further information.

Sales Charges and Surrender or Withdrawal Charges

The Funds do not assess sales charges, either when they sell or when they redeem securities. The surrender or withdrawal charges that may be assessed under your annuity contract are described in your annuity prospectus, as are the other charges that apply to your annuity contract and to the variable accounts.

REDEEMING SHARES

The Funds will redeem any shares presented by a shareholder (variable account) for redemption. The variable accounts' policies on when or whether to buy or redeem fund shares are described in your annuity prospectus.

During an emergency, the boards of directors can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Funds to redeem shares for more than 7 days. Such emergency situations would occur if:

'The New York Stock Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted,

'Disposal of a Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

'The Securities and Exchange Commission, under the provisions of the Investment Company Act of 1940, as amended, declares a period of emergency to exist.

Should a Fund stop selling shares, the directors may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all contract owners.

Shares of the Fund may not be held by persons who are residents of, or domiciled in, Brazil. The Fund reserves the right to redeem accounts of shareholders who establish residence or domicile in Brazil.

CAPITAL LOSS CARRYOVER


For federal income tax purposes, Growth Dimensions Fund had capital loss carryover at Aug. 31, 1997 of $11,186,489 which, if not offset by subsequent capital gains, will expire in 2004 to 2006. It is unlikely the board of directors will authorize a distribution of any net realized capital gain for these Funds until the capital loss carryover has been offset or expires except as required by IRS rules.


TAXES

International Equity Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or if 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

AGREEMENTS WITH IDS LIFE AND AMERICAN EXPRESS FINANCIAL CORPORATION

Investment Management Services Agreement

Each Fund has an Investment Management Services Agreement with IDS Life. The Funds have retained IDS Life to, among other things, counsel and advise the Funds and their directors in connection with the formulation of investment programs designed to accomplish the Funds' investment objectives, and to determine, consistent with the Funds' investment objectives and policies, which securities in IDS Life's discretion shall be purchased, held or sold, subject always to the direction and control of the boards of directors.

The Funds do not maintain their own research departments or record-keeping services. These services are provided by IDS Life under the Investment Management Services Agreement.

The Agreement provides that, in addition to paying its own management fee, brokerage costs and certain taxes, each Fund pays IDS Life an amount equal to the cost of certain expenses incurred and paid by IDS Life in connection with the Fund's operations.

For its services, IDS Life is paid a fee based on the following schedules:

Capital Resource

      assets               Annual rate at
    (billions)            each asset level
     First $1                  0.063%
      Next $1                  0.615
      Next $1                  0.600
      Next $3                  0.585
      Over $6                  0.570

International Equity

      assets               Annual rate at
    (billions)            each asset level
    First $0.25                0.870%
    Next $0.25                 0.855
    Next $0.25                 0.840
    Next $0.25                 0.825
      Next $1                  0.810
      Over $2                  0.795

Aggressive Growth

      assets               Annual rate at
    (billions)            each asset level
    First $0.25                0.650%
    Next $0.25                 0.635
    Next $0.25                 0.620
    Next $0.25                 0.605
      Next $1                  0.590
      Over $2                  0.575

Special Income

      assets               Annual rate at
    (billions)            each asset level
     First $1                  0.610%
      Next $1                  0.595
      Next $1                  0.580
      Next $3                  0.565
      Next $3                  0.550
      Over $9                  0.535

Moneyshare

      assets               Annual rate at
    (billions)            each asset level
     First $1                  0.510%
     Next $0.5                 0.493
     Next $0.5                 0.475
     Next $0.5                 0.458
     Over $2.5                 0.440

Managed

      assets               Annual rate at
    (billions)            each asset level
    First $0.5                 0.630%
     Next $0.5                 0.615
      Next $1                  0.600
      Next $1                  0.585
      Next $3                  0.570
      Over $6                  0.550

Growth Dimensions

      assets               Annual rate at
    (billions)            each asset level
     First $1                  0.630%
      Next $1                  0.615
      Next $1                  0.600
      Next $3                  0.585
      Over $9                  0.570

Global Yield

      assets               Annual rate at
    (billions)            each asset level
    First $.25                 0.840%
     Next $.25                 0.825
     Next $.25                 0.810
     Next $.25                 0.795
      Over $1                  0.780

Income Advantage

      assets               Annual rate at
    (billions)            each asset level
     First $1                  0.620%
      Next $1                  0.605
      Next $1                  0.590
      Next $3                  0.575
      Next $3                  0.560
      Over $9                  0.545


On Aug. 31, 1997, the daily rate applied to the Fund's assets on an annual basis, was 0.603% for Capital Resource, 0.827% for International Equity, 0.603% for Aggressive Growth, 0.603% for Special Income, 0.510% for Moneyshare, 0.592% for Managed, 0.626% for Growth Dimensions, 0.811% for Global Yield and 0.620% for Income Advantage. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the prior and current agreements, the total amount paid for Capital Resource was $27,562,075 for the fiscal year ended Aug. 31, 1997, $26,046,720 for the fiscal year ended 1996, and $20,450,401 for the fiscal year 1995.

Under the prior and current agreements, the total amount paid for International Equity was $16,844,405 for the fiscal year ended Aug. 31, 1997, $13,990,974 for the fiscal year ended 1996, and $10,869,439 for the fiscal year 1995.

Under the prior and current agreements, the total amount paid for Aggressive Growth was $13,049,949 for the fiscal year ended Aug. 31, 1997, $10,459,512 for the fiscal year ended 1996, and $6,579,414 for the fiscal year 1995.

Under the prior and current agreements, the total amount paid for Special Income was $11,582,416 for the fiscal year ended Aug. 31, 1997, $11,311,856 for the fiscal year ended 1996 and $9,542,823 for the fiscal year 1995.

Under the prior and current agreements, the total amount paid for Moneyshare was $1,845,243 for the fiscal year ended Aug. 31, 1997, $1,283,789 for the fiscal year ended 1996, and $1,041,050 for the fiscal year 1995.

Under the prior and current agreements, the total amount paid for Managed was $23,778,006 for the fiscal year ended Aug. 31, 1997, $19,987,805 for the fiscal year ended 1996, and $16,720,930 for the fiscal year 1995.

Under the prior and current agreements, the total amount paid for Growth Dimensions was $4,581,562 for the fiscal year ended Aug. 31, 1997, and $153,340 for the fiscal year ended 1996.

Under the prior and current agreements, the total amount paid for Global Yield was $576,997 for the fiscal year ended Aug. 31, 1997, and $26,039 for the fiscal year ended 1996.

Under the prior and current agreements, the total amount paid for Income Advantage was $1,070,942 for the fiscal year ended Aug. 31, 1997, and $44,245 for the fiscal year ended 1996.


Under the current Agreement, the expenses of IDS Life that each Fund has agreed to reimburse are: taxes, brokerage commissions, custodian fees and expenses, audit expenses, cost of items sent to contract owners, postage, fees and expenses paid to directors who are not officers or employees of IDS Life or AEFC fees and expenses of attorneys, costs of fidelity and surety bonds, SEC registration fees, expenses of preparing prospectuses and of printing and distributing prospectuses to existing contract owners, losses due to theft or other wrong doing or due to liabilities not covered by bond or agreement, expenses incurred in connection with lending portfolio securities of the funds and expenses properly payable by the funds, approved by the boards of directors. All other expenses are borne by IDS Life.

Under a current and prior agreement:


Capital Resource paid nonadvisory expenses of $1,216,304 for the fiscal year ended Aug. 31, 1997, $1,237,584 for the fiscal year ended 1996, and $1,289,211 for the fiscal year 1995.

International Equity paid nonadvisory expenses of $1,971,367 for the fiscal year ended Aug. 31, 1997, $1,439,851 for the fiscal year ended 1996, and $1,758,233 for the fiscal year 1995.

Aggressive Growth paid nonadvisory expenses of $595,678 for the fiscal year ended Aug. 31, 1997, $555,212 for the fiscal year ended 1996, and $397,865 for the fiscal year 1995.

Special Income paid nonadvisory expenses of $470,062 for the fiscal year ended Aug. 31, 1997, $534,757 for the fiscal year ended 1996, and $527,883 for the fiscal year 1995.

Moneyshare paid nonadvisory expenses of $112,930 for the fiscal year ended Aug. 31, 1997, $134,008 for the fiscal year ended 1996, and $68,790 for the fiscal year 1995.

Managed paid nonadvisory expenses of $781,442 for the fiscal year ended Aug. 31, 1997, $857,900 for the fiscal year ended 1996, and $1,006,486 for the fiscal year 1995.

Growth Dimensions paid nonadvisory expenses of $311,923 for the fiscal year ended Aug. 31, 1997, and $88,000 for the fiscal year ended 1996.

Global Yield paid nonadvisory expenses of $53,806 for the fiscal year ended Aug. 31, 1997, and $26,994 for the fiscal year ended 1996.

Income Advantage paid nonadvisory expenses of $29,848 for the fiscal year ended Aug. 31, 1997, and $61,600 for the fiscal year ended 1996.


Administrative Services Agreement

The Funds have an Administrative Services Agreement with AEFC. Under this agreement, the Funds pay AEFC for providing administration and accounting services. The fee is calculated as follows:

Capital Resource

      assets               Annual rate at
    (billions)            each asset level
     First $1                  0.050%
      Next $1                  0.045
      Next $1                  0.040
      Next $3                  0.035
      Over $6                  0.030

International Equity

      assets               Annual rate at
    (billions)            each asset level
    First $0.25                0.060%
    Next $0.25                 0.055
    Next $0.25                 0.050
    Next $0.25                 0.045
      Next $1                  0.040
      Over $2                  0.035

Aggressive Growth

      assets               Annual rate at
    (billions)            each asset level
    First $0.25                0.060%
    Next $0.25                 0.055
    Next $0.25                 0.050
    Next $0.25                 0.045
      Next $1                  0.040
      Over $2                  0.035

Special Income

      assets               Annual rate at
    (billions)            each asset level
     First $1                  0.050%
      Next $1                  0.045
      Next $1                  0.040
      Next $3                  0.035
      Next $3                  0.030
      Over $9                  0.025

Moneyshare

      assets               Annual rate at
    (billions)            each asset level
     First $1                  0.030%
     Next $0.5                 0.027
     Next $0.5                 0.025
     Next $0.5                 0.022
     Over $2.5                 0.020

Managed

      assets               Annual rate at
    (billions)            each asset level
    First $0.5                 0.040%
     Next $0.5                 0.035
      Next $1                  0.030
      Next $1                  0.025
      Next $3                  0.020
      Over $6                  0.020

Growth Dimensions

      assets               Annual rate at
    (billions)            each asset level
     First $1                  0.050%
      Next $1                  0.045
      Next $1                  0.040
      Next $3                  0.035
      Over $6                  0.030

Global Yield

      assets               Annual rate at
    (billions)            each asset level
    First $.25                 0.060%
     Next $.25                 0.055
     Next $.25                 0.050
     Next $.25                 0.045
      Over $1                  0.040

Income Advantage

      assets               Annual rate at
    (billions)            each asset level
     First $1                  0.050%
      Next $1                  0.045
      Next $1                  0.040
      Next $3                  0.035
      Next $3                  0.030
      Over $9                  0.025


On Aug. 31, 1997, the daily rate applied to Capital Resource was equal to 0.041% on an annual basis.

On Aug. 31, 1997, the daily rate applied to International Equity was equal to 0.046% on an annual basis.

On Aug. 31, 1997, the daily rate applied to Aggressive Growth was equal to 0.044% on an annual basis.

On Aug. 31, 1997, the daily rate applied to Special Income was equal to 0.048% on an annual basis.

On Aug. 31, 1997, the daily rate applied to Moneyshare was equal to 0.030% on an annual basis.

On Aug. 31, 1997, the daily rate applied to Managed was equal to 0.027% on an annual basis.

On Aug. 31, 1997 the daily rate applied to Growth Dimensions was equal to 0.049% on an annual basis.

On Aug. 31, 1997 the daily rate applied to Global Yield was equal to 0.050% on an annual basis.

On Aug. 31, 1997 the daily rate applied to Income Advantage was equal to 0.050% on an annual basis.


Investment Advisory Agreements

IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for International Equity Fund and 0.25% for each remaining fund.


AEFC has a Sub-Investment Advisory Agreement with American Express Asset International Inc. under which AEFC pays American Express Asset International Inc. a fee equal on an annual basis to 0.50% of International Equity Fund's daily net assets for providing investment advice for the Fund.

For the fiscal year ended Aug. 31, 1997, IDS Life paid AEFC $11,405,895 for its services in connection with Capital Resource Fund. For fiscal year 1996, the amount was $10,767,468 and for fiscal year 1995 it was $8,118,175.

For the fiscal period ended Aug. 31, 1997, IDS Life paid AEFC $7,127,500 for its services in connection with International Equity Fund. For fiscal year 1996, the amount was $5,895,097 and for fiscal year 1995 it was $4,947,617.

For the fiscal period ended Aug. 31, 1997, IDS Life paid AEFC $5,385,048 for its services in connection with Aggressive Growth Fund. For fiscal year 1996, the amount was $4,281,869 and for fiscal year 1995 it was $2,589,057.

For the fiscal year ended Aug. 31, 1997, IDS Life paid AEFC $4,808,246 for its services in connection with Special Income Fund. For fiscal year 1996, the amount was $4,698,757 and for fiscal year 1995 it was $3,806,813.

For the fiscal year ended Aug. 31, 1997, IDS Life paid AEFC $907,423 for its services in connection with Moneyshare Fund. For fiscal year 1996, the amount was $621,885 and for fiscal year 1995 it was $494,845.

For the fiscal year end Aug. 31, 1997, IDS Life paid AEFC $10,013,842 for its services in connection with Managed Fund. For fiscal year 1996, the amount was $8,355,352 and for fiscal year 1995 it was $6,674,716.

For fiscal year ended Aug. 31, 1997, IDS Life paid AEFC $1,821,928 for its services in connection with Growth Dimensions Fund. For fiscal year 1996, the amount was $61,016.

For fiscal year ended Aug. 31, 1997, IDS Life paid AEFC $172,596 for its services in connection with Global Yield Fund. For fiscal year 1996, the amount was $7,771.

For fiscal year ended Aug. 31, 1997, IDS Life paid AEFC $431,464 for its services in connection with Income Advantage Fund. For fiscal year 1996, the amount was $17,890.


Information concerning other funds advised by IDS Life or AEFC is contained in the prospectus.

DIRECTORS AND OFFICERS


The following is a list of the Fund's directors. They serve 15 Master Trust Portfolios and 47 IDS and IDS Life funds. All shares have cumulative voting rights when voting on the election of directors.

H. Brewster Atwater, Jr.
Born in 1931.
4900 IDS Tower
Minneapolis, MN

Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Lynne V. Cheney'
Born in 1941.
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.



Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, Union Pacific Resources and FPL Group, Inc. (holding company for Florida Power and Light).


Robert F. Froehlke+
Born in 1922.
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943.
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC. Previously, senior vice president, finance and chief financial officer of AEFC.

Heinz F. Hutter+'
Born in 1929.
P.O. Box 5724
Minneapolis, MN

Former president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935.
5716 Bent Branch Rd.
Bethesda, MD

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland,  Asbill & Brennan.  Director,  Motorola, Inc. and C-Cor Electronics,
Inc.


James A. Mitchell**
Born in 1941.
2900 IDS Tower
Minneapolis, MN

Executive Vice President, AEFC. Director, chairman of the board and chief executive officer, IDS Life.

William R. Pearce+*
Born in 1927.
901 S. Marquette Ave.
Minneapolis, MN


Chairman of the board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Former vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Alan K. Simpson'
Born in 1931.
1201 Sunshine Ave.
Cody, WY

Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, Pacific Corp. (electric power).

Edson W. Spencer+
Born in 1926.
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937.
2900 IDS Tower
Minneapolis, MN


Senior vice president AEFC.


Wheelock Whitney+
Born in 1926.
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).


C. Angus Wurtele'
Born in 1934.
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN


Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers) and General Mills, Inc.
(consumer foods).

+    Member of executive committee.
'    Member of joint audit committee.
*    Interested person by reason of being an officer of the funds.
** Interested person by reason of being an officer, director, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.


In addition to Mr. Pearce, who is chairman, and Mr. Thomas, who is president, the fund's other officer is:


Leslie L. Ogg
Born in 1938.
901 S. Marquette Ave.
Minneapolis, MN

President, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Funds.


Officers who also are officers and/or employees of AEFC:

Peter J. Anderson
Born in 1942.
IDS Tower 10
Minneapolis, MN


Director    and    senior    vice    president-investments    of   AEFC.    Vice
president-investments for the Funds.


Melinda S. Urion
Born in 1953.
IDS Tower 10
Minneapolis, MN


Director, senior vice president and chief financial officer of AEFC. Director, Executive vice president and controller of IDS Life Insurance Company. Treasurer for the Funds.


Members of the board who are not officers of the Fund or of AEFC receive an annual fee of $3,200 for IDS Life Capital Resource Fund, $1,500 for IDS Life International Equity Fund and IDS Life Aggressive Growth Fund, $1,400 for IDS Life Special Income Fund, $200 for IDS Life Moneyshare Fund, $2,600 for IDS Life Managed Fund and $100 for IDS Life Growth Dimensions Fund, IDS Life Global Yield Fund and IDS Life Income Advantage Fund. The Chair of the Contracts Committee receives an additional $90. Board Members receive a $50 per day attendance fee for board meetings. The attendance fee for meetings of the Contracts and Investment Review Committee is $50; for meetings of the Audit Committee and Personnel Committee $25 and for traveling from out-of-state $8. Expenses for attending meetings are reimbursed.

The Fund pays no fees or expenses to board members until the assets of the Fund reach $20 million.


During the fiscal year that ended Aug. 31, 1997, the members of the board, for attending up to 32 meetings, received the following compensation, in total, from all funds in the IDS MUTUAL FUND GROUP.

Life Capital Resource

                                            Board compensation

                                            Pension or                                 Total Cash
                       Aggregate            Retirement benefits   Estimated annual     compensation from
Board member           compensation from    accrued as fund       benefit on           the IDS MUTUAL FUND
                       the fund             expenses*             retirement           GROUP
-------------------------------------------------------------------------------------------------------------

H. Brewster Atwater, Jr.     $3,331                  $0                    $0                $ 83,100
  (part of year)              4,097                   0                     0                   96,600
Lynne V. Cheney
Robert F. Froehlke            4,131                   0                     0                 103,800
Heinz F. Hutter               4,166                   0                     0                 105,500
Anne P. Jones                 4,383                   0                     0                 110,800
Melvin R. Laird               4,113                   0                     0                   97,800
Alan K. Simpson               2,670                   0                     0                   62,400
  (part of year)
Edson W. Spencer              4,527                   0                     0                 127,000
Wheelock Whitney              4,216                   0                     0                 108,700
C. Angus Wurtele              4,241                   0                     0                 109,900


Life International Equity

                               Board compensation


                                            Pension or                                 Total Cash
                       Aggregate            Retirement benefits   Estimated annual     compensation from
Board member           compensation from    accrued as fund       benefit on           the IDS MUTUAL FUND
                       the fund             expenses*             retirement           GROUP
-------------------------------------------------------------------------------------------------------------
H. Brewster Atwater,         $1,965                  $0                   $0                  $83,100
Jr.
  (part of year)              2,330                  0                     0                  96,600
Lynne V. Cheney
Robert F. Froehlke             2,427                  0                     0                 103,800
Heinz F. Hutter                2,462                  0                     0                 105,500
Anne P. Jones                  2,585                  0                     0                 110,800
Melvin R. Laird                2,346                  0                     0                   97,800
Alan K. Simpson                1,524                  0                     0                   62,400
  (part of year)
Edson W. Spencer               2,824                  0                     0                 127,000
Wheelock Whitney               2,512                  0                     0                 108,700
C. Angus Wurtele               2,537                  0                     0                 109,900


Life Aggressive Growth

                               Board compensation


                                            Pension or                                 Total Cash
                       Aggregate            Retirement benefits   Estimated annual     compensation from
Board member           compensation from    accrued as fund       benefit on           the IDS MUTUAL FUND
                       the fund             expenses*             retirement           GROUP
-------------------------------------------------------------------------------------------------------------
H. Brewster Atwater,         $1,965                  $0                   $0                  $83,100
Jr.
  (part of year)              2,317                  0                     0                   96,600
Lynne V. Cheney
Robert F. Froehlke             2,415                  0                     0                 103,800
Heinz F. Hutter                2,450                  0                     0                 105,500
Anne P. Jones                  2,572                  0                     0                 110,800
Melvin R. Laird                2,333                  0                     0                   97,800
Alan K. Simpson                1,524                  0                     0                   62,400
  (part of year)
Edson W. Spencer               2,811                  0                     0                 127,000
Wheelock Whitney               2,500                  0                     0                 108,700
C. Angus Wurtele               2,525                  0                     0                 109,900

Life Special Income

                               Board compensation

                                            Pension or                                 Total Cash
                       Aggregate            Retirement benefits   Estimated annual     compensation from
Board member           compensation from    accrued as fund       benefit on           the IDS MUTUAL FUND
                       the fund             expenses*             retirement           GROUP
-------------------------------------------------------------------------------------------------------------

H. Brewster Atwater, Jr.      $1,881                  $0                   $0                  $83,100
  (part of year)              2,246                  0                     0                   96,600
Lynne V. Cheney
Robert F. Froehlke             2,347                  0                     0                 103,800
Heinz F. Hutter                2,382                  0                     0                 105,500
Anne P. Jones                  2,498                  0                     0                 110,800
Melvin R. Laird                2,262                  0                     0                   97,800
Alan K. Simpson                1,453                  0                     0                   62,400
  (part of year)
Edson W. Spencer               2,743                  0                     0                 127,000
Wheelock Whitney               2,432                  0                     0                 108,700
C. Angus Wurtele               2,457                  0                     0                 109,900


Life Moneyshare

                               Board compensation


                                            Pension or                                 Total Cash
                       Aggregate            Retirement benefits   Estimated annual     compensation from
Board member           compensation from    accrued as fund       benefit on           the IDS MUTUAL FUND
                       the fund             expenses*             retirement           GROUP
-------------------------------------------------------------------------------------------------------------
H. Brewster Atwater,          $ 869                  $0                   $0                  $83,100
Jr.
  (part of year)                 953                 0                     0                   96,600
Lynne V. Cheney
Robert F. Froehlke             1,102                  0                     0                 103,800
Heinz F. Hutter                1,137                  0                     0                 105,500
Anne P. Jones                  1,182                  0                     0                 110,800
Melvin R. Laird                  969                  0                     0                   97,800
Alan K. Simpson                  593                  0                     0                   62,400
  (part of year)
Edson W. Spencer               1,498                  0                     0                 127,000
Wheelock Whitney               1,187                  0                     0                 108,700
C. Angus Wurtele               1,212                  0                     0                 109,900


Life Managed

                               Board compensation


                                            Pension or                                 Total Cash
                       Aggregate            Retirement benefits   Estimated annual     compensation from
Board member           compensation from    accrued as fund       benefit on           the IDS MUTUAL FUND
                       the fund             expenses*             retirement           GROUP
-------------------------------------------------------------------------------------------------------------
H. Brewster Atwater,         $2,757                  $0                   $0                  $83,100
Jr.
  (part of year)              3,383                  0                     0                   96,600
Lynne V. Cheney
Robert F. Froehlke             3,445                  0                     0                 103,800
Heinz F. Hutter                3,480                  0                     0                 105,500
Anne P. Jones                  3,655                  0                     0                 110,800
Melvin R. Laird                3,399                  0                     0                   97,800
Alan K. Simpson                2,169                  0                     0                   62,400
  (part of year)
Edson W. Spencer               3,841                  0                     0                 127,000
Wheelock Whitney               3,530                  0                     0                 108,700
C. Angus Wurtele               3,555                  0                     0                 109,900

Growth Dimensions

                               Board compensation

                                            Pension or                                 Total Cash
                       Aggregate            Retirement benefits   Estimated annual     compensation from
Board member           compensation from    accrued as fund       benefit on           the IDS MUTUAL FUND
                       the fund             expenses*             retirement           GROUP
-------------------------------------------------------------------------------------------------------------

H. Brewster Atwater, Jr.        $784                   $0                   $0                  $83,100
  (part of year)                 839                 0                     0                   96,600
Lynne V. Cheney
Robert F. Froehlke               993                  0                     0                 103,800
Heinz F. Hutter                1,018                  0                     0                 105,500
Anne P. Jones                  1,066                  0                     0                 110,800
Melvin R. Laird                  856                  0                     0                   97,800
Alan K. Simpson                  522                  0                     0                   62,400
  (part of year)
Edson W. Spencer               1,379                  0                     0                 127,000
Wheelock Whitney               1,068                  0                     0                 108,700
C. Angus Wurtele               1,093                  0                     0                 109,900


Global Yield

                               Board compensation


                                            Pension or                                 Total Cash
                       Aggregate            Retirement benefits   Estimated annual     compensation from
Board member           compensation from    accrued as fund       benefit on           the IDS MUTUAL FUND
                       the fund             expenses*             retirement           GROUP
-------------------------------------------------------------------------------------------------------------
H. Brewster Atwater,          $784                   $0                   $0                  $83,100
Jr.
  (part of year)                 839                 0                     0                   96,600
Lynne V. Cheney
Robert F. Froehlke               993                  0                     0                 103,800
Heinz F. Hutter                1,018                  0                     0                 105,500
Anne P. Jones                  1,066                  0                     0                 110,800
Melvin R. Laird                  856                  0                     0                   97,800
Alan K. Simpson                  522                  0                     0                   62,400
  (part of year)
Edson W. Spencer               1,379                  0                     0                 127,000
Wheelock Whitney               1,068                  0                     0                 108,700
C. Angus Wurtele               1,093                  0                     0                 109,900


Income Advantage

                               Board compensation


                                            Pension or                                 Total Cash
                       Aggregate            Retirement benefits   Estimated annual     compensation from
Board member           compensation from    accrued as fund       benefit on           the IDS MUTUAL FUND
                       the fund             expenses*             retirement           GROUP
-------------------------------------------------------------------------------------------------------------
H. Brewster Atwater,          $784                   $0                   $0                  $83,100
Jr.
  (part of year)                 839                 0                     0                   96,600
Lynne V. Cheney
Robert F. Froehlke               993                  0                     0                 103,800
Heinz F. Hutter                1,018                  0                     0                 105,500
Anne P. Jones                  1,066                  0                     0                 110,800
Melvin R. Laird                  856                  0                     0                   97,800
Alan K. Simpson                  522                  0                     0                   62,400
  (part of year)
Edson W. Spencer               1,379                  0                     0                 127,000
Wheelock Whitney               1,068                  0                     0                 108,700
C. Angus Wurtele               1,093                  0                     0                 109,900


On Aug. 31, 1997, the Fund's directors and officers as a group owned less than 1% of the outstanding shares.

*The Fund had a retirement plan for its independent board members. The plan was terminated April 30, 1996.

CUSTODIAN

The Funds' securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN, 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities with sub-custodians or in central depository systems as allowed by federal law.

INDEPENDENT AUDITORS


The Funds' financial statements contained in their Annual Report, as of and for the year ended Aug. 31, 1997, are audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. IDS Life has agreed that it will send a copy of this report and the Semiannual Report to every annuity contract owner having an interest in the funds. The independent auditors also provide other accounting and tax-related services as requested by the Funds.


FINANCIAL STATEMENTS


The Independent Auditors' Report and Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the 1997 Annual Report to the shareholders of Capital Resource, International Equity, Aggressive Growth, Special Income, Moneyshare, Managed, Growth Dimensions, Global Yield and Income Advantage Funds, pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, are hereby incorporated in this Statement of Additional Information by reference. No other portion of the Annual Report, however, is incorporated by reference.


PROSPECTUS


The prospectus dated Oct. 30, 1997, is hereby incorporated in this Statement of Additional Information by reference.

APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS AND ADDITIONAL INFORMATION ON INVESTMENT POLICIES FOR INVESTMENTS OF CAPITAL RESOURCE, SPECIAL INCOME, GLOBAL YIELD AND INCOME ADVANTAGE FUNDS

Bond ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price. Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C and D. Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB, B, CCC, CC, C and D.

Aaa/AAA - Judged to be of the best quality and carry the smallest degree of investment risk. Interest and principal are secure.

Aa/AA - Judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities.

A - Considered upper-medium grade. Protection for interest and principal is deemed adequate but may be susceptible to future impairment.

Baa/BBB - Considered medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations may have certain speculative characteristics.

Ba/BB - Considered to have speculative elements. The protection of interest and principal payments may be very moderate.

B - Lack characteristics of the desirable investments. There may be small assurance over any long period of time of the payment of interest and principal.

Caa/CCC - Are of poor standing. Such issues may be in default or there may be risk with respect to principal or interest.

Ca/CC - Represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C - Are obligations with a higher degree of speculation. These securities have major risk exposures to default.

D - Are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Fund's objectives and policies. When assessing the risk involved in each non-rated security, the Fund will consider the financial condition of the issuer or the protection afforded by the terms of the security.

Definitions of Zero-Coupon and Pay-In-Kind Securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

APPENDIX B

FOREIGN CURRENCY TRANSACTIONS FOR INVESTMENTS OF ALL FUNDS EXCEPT MONEYSHARE

Since investments in foreign companies usually involve currencies of foreign countries, and since the Fund may hold cash and cash-equivalent investments in foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies.

Spot Rates and Forward Contracts. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements. No commissions are charged at any stage for trades.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may suffer a substantial decline against another currency. It may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of such securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although such forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy put and write covered call options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium.

Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for the purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options

The Fund may enter into currency futures contracts to sell currencies. It also may buy put and write covered call options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations, including the limitation on the percentage of assets that may be used, described in the prospectus. All futures contracts are aggregated for purposes of the percentage limitations. Global Yield and Income Advantage funds may enter into currency futures contracts to buy currencies.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the values of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will not use leverage in its options and futures strategies. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

APPENDIX C

DESCRIPTION OF MONEY MARKET SECURITIES

Certificates of Deposit -- A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited, plus interest, on the date specified on the certificate.

Time Deposit -- A time deposit is a non-negotiable deposit in a bank for a fixed period of time.

Bankers' Acceptances -- A bankers' acceptance arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. It is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Commercial  Paper  --  Commercial  paper  is  generally   defined  as  unsecured
short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from one day to nine months.

Commercial  paper rated A by  Standard & Poor's  Corporation  has the  following characteristics: Liquidity ratios are better than the industry average. Long-term senior debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services Inc. Issuers rated Prime are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following: (1) management; (2) economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas; (3) competition and customer acceptance of products; (4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Letters of Credit -- A letter of credit is a short-term note issued in bearer form with a bank letter of credit which provides that the bank pay to the bearer the amount of the note upon presentation.

U.S. Treasury Bills -- Treasury bills are issued with maturities of any period up to one year. Three-month and six-month bills are currently offered by the Treasury on 13-week and 26-week cycles respectively and are auctioned each week by the Treasury. Treasury bills are issued in book entry form and are sold only on a discount basis, i.e. the difference between the purchase price and the maturity value constitutes interest income for the investor. If they are sold before maturity, a portion of the income received may be a short-term capital gain.

U.S.  Government  Agency  Securities  --  Federal  agency  securities  are  debt
obligations  which  principally   result  from  lending  programs  of  the  U.S.
government. Housing and agriculture have traditionally been the principal beneficiaries of Federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

Repurchase Agreements -- A repurchase agreement involves the acquisition of securities by the Portfolio, with the concurrent agreement by a bank (or securities dealer if permitted by law or regulation), to reacquire the securities at the portfolio's cost, plus interest, within a specified time. The Portfolio thereby receives a fixed rate of return on this investment, one that is insulated from market and rate fluctuations during the holding period. In these transactions, the securities acquired by the Portfolio have a total value equal to or in excess of the value of the repurchase agreement and are held by the Portfolio's custodian until required. Pursuant to guidelines established by the Fund's board of directors, the creditworthiness of the other party to the transaction is considered and the value of those securities held as collateral is monitored to ensure that such value is maintained at the required level.

If AEFC becomes aware that a security owned by a Fund is downgraded below the second highest rating, AEFC will either sell the security or recommend to the Fund's board of directors why it should not be sold.

APPENDIX D

OPTIONS AND STOCK INDEX FUTURES CONTRACTS FOR INVESTMENTS OF CAPITAL RESOURCE, INTERNATIONAL EQUITY, AGGRESSIVE GROWTH, MANAGED, GROWTH DIMENSIONS AND GLOBAL YIELD FUNDS

Capital Resource, International Equity, Aggressive Growth, Managed, Growth Dimensions and Global Yield funds may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Fund may enter into stock index futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures and on stock indexes. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses. Managed and Global Yield Funds also may enter into interest rate futures contracts - see Appendix E.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit a fund and its shareholders by improving the fund's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. They also may be used for investment. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, a fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by a fund for investment purposes. Options permit a fund to experience the change in the value of a security with a relatively small initial cash investment. The risk a fund assumes when it buys an option is the loss of the premium. To be beneficial to a fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and subsequent sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. Each Fund will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with each Fund's goal.

'All options written by a Fund will be covered. For covered call options, if a decision is made to sell the security, each Fund will attempt to terminate the option contract through a closing purchase transaction.

'Each Fund will deal only in standard option contracts traded on national securities exchanges or those that may be quoted on NASDAQ (a system of price quotations developed by the National Association of Securities Dealers, Inc.)

'Each Fund will write options only as permitted under applicable laws or regulations, such as those that limit the amount of total assets subject to the options. Some regulations also affect the Custodian. When a covered option is written, the Custodian segregates the underlying securities, and issues a receipt. There are certain rules regarding banks issuing such receipts that may restrict the amount of covered call options written. Furthermore, each fund is limited to pledging not more than 15% of the cost of its total assets.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since each Fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Fund. The premium received upon writing the option is added to the proceeds received from the sale of the security. The Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis. Premiums received from writing outstanding options are included as a deferred credit in the Statement of Assets and Liabilities and adjusted daily to the current market value.

Options on many securities are listed on options exchanges. If a Fund writes listed options, it will follow the rules of the options exchange. The Custodian will segregate the underlying securities and issue a receipt. There are certain rules regarding issuing such receipts that may restrict the amount of covered call options written. Further the Funds are limited to pledging not more than 15% of the cost of their total assets. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

STOCK INDEX FUTURES CONTRACTS. Stock index futures contracts are commodity contracts listed on commodity exchanges. They currently include contracts on the Standard & Poor's 500 Stock Index (S&P 500 Index) and other broad stock market indexes such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index, as well as narrower sub-indexes such as the S&P 100 Energy Stock Index and the New York Stock Exchange Utilities Stock Index. A stock index assigns relative values to common stocks included in the index and the index fluctuates with the value of the common stocks so included.

A futures contract is a legal agreement between a buyer or seller and the clearinghouse of a futures exchange in which the parties agree to make a cash settlement on a specified future date in an amount determined by the stock index on the last trading day of the contract. The amount is a specified dollar amount (usually $100 or $500) multiplied by the difference between the index value on the last trading day and the value on the day the contract was struck.

For example, the S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500). Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. For example, excluding any transaction costs, if a fund enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the fund will gain $500 x (154-150) or $2,000. If the fund enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, the fund will lose $500 x (152-150) or $1,000.

Unlike the purchase or sale of an equity security, no price would be paid or received by the Fund upon entering into stock index futures contracts. However, the Fund would be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract value. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve borrowing funds by the Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good-faith deposit on the contract that is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called variation margin, to and from the broker would be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the contract more or less valuable, a process known as marking to market. For example, when a fund enters into a contract in which it benefits from a rise in the value of an index and the price of the underlying stock index has risen, the fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, if the price of the underlying stock index declines, the fund would be required to make a variation margin payment to the broker equal to the decline in value.

How These Funds Would Use Stock Index Futures Contracts. The Funds intend to use stock index futures contracts and related options for hedging and not for speculation. Hedging permits a fund to gain rapid exposure to or protect itself from changes in the market. For example, a fund may find itself with a high cash position at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, the Fund can obtain immediate exposure to the market and benefit from the beginning stages of a rally. The buying program can then proceed and once it is completed (or as it proceeds), the contracts can be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by entering into stock index futures contracts to sell units of an index and individual stocks can be sold over a longer period under cover of the resulting short contract position.

A Fund may enter into contracts with respect to any stock index or sub-index. To hedge the Fund's portfolio successfully, however, the fund must enter into contracts with respect to indexes or sub-indexes whose movements will have a significant correlation with movements in the prices of the Fund's individual portfolio securities.

Special Risks of Transactions in Stock Index Futures Contracts.

1. Liquidity. Each Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the fund. The Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to the Fund, and the Fund realizes a gain or a loss.

Positions in stock index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. For example, futures contracts transactions can currently be entered into with respect to the S&P 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Stock Index on the New York Futures Exchange and the Value Line Composite Stock Index on the Kansas City Board of Trade.

Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures contract position, and in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin. Such price movements, however, will be offset all or in part by the price movements of the securities subject to the hedge. Of course, there is no guarantee the price of the securities will correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

2. Hedging Risks. There are several risks in using stock index futures contracts as a hedging device. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions. Because of price distortion in the futures market and because of imperfect correlation between movements in stock indexes and movements in prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a short period.

Another risk arises because of imperfect correlation between movements in the value of the stock index futures contracts and movements in the value of securities subject to the hedge. If this occurred, a fund could lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, the investment manager believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indexes and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indexes whose movements it believes will have a significant correlation with movements in the value of the fund's portfolio securities sought to be hedged. It is also possible that if the Fund has hedged against a decline in the value of the stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stock which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS. Options on stock index futures contracts are similar to options on stock except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. If the option is closed instead of exercised, the holder of the option receives an amount that represents the amount by which the market price of the contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If the option does not appreciate in value prior to the exercise date, the fund will suffer a loss of the premium paid.

OPTIONS ON STOCK INDEXES. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Such options would be used in the same manner as options on futures contracts.

SPECIAL RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON STOCK INDEXES. As with options on stocks, the holder of an option on a stock index futures contract or on a stock index may terminate a position by selling an option covering the same contract or index and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. The funds will not purchase options unless the market for such options has developed sufficiently, so that the risks in connection with options are not greater than the risks in connection with stock index futures contracts transactions themselves. Compared to using futures contracts, purchasing options involves less risk to the funds because the maximum amount at risk is the premium paid for the options (plus transaction costs). There may be circumstances, however, when using an option would result in a greater loss to a fund than using a futures contract, such as when there is no movement in the level of the stock index.

TAX TREATMENT. As permitted under federal income tax laws, each Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and stock indexes is currently unclear, although the Funds' tax advisers currently believe marking to market is not required. Depending on developments, a fund may seek Internal Revenue Service (IRS) rulings clarifying questions concerning such treatment. Certain provisions of the Internal Revenue Code may also limit a fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, a fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

APPENDIX E

OPTIONS AND INTEREST RATE FUTURES CONTRACTS FOR INVESTMENTS OF SPECIAL INCOME, MANAGED, GLOBAL YIELD AND INCOME ADVANTAGE FUNDS

The Funds may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Fund may enter into interest rate futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses. Managed and Global Yield Funds also may enter into stock index futures contracts - see Appendix D.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a stock at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market value of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit a fund and its shareholders by improving the fund's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. They also may be used for investment. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by a fund for investment purposes. Options permit the fund to experience the change in the value of a security with a relatively small initial cash investment. The risk the fund assumes when it buys an option is the loss of the premium. To be beneficial to the fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. A fund will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the fund's goal.

'All options written by the fund will be covered. For covered call options if a decision is made to sell the security, the fund will attempt to terminate the option contract through a closing purchase transaction.

'The fund will write options only as permitted under applicable laws or regulations, such as those that limit the amount of total assets subject to the options.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since a fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the fund. The fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. They have been established by boards of trade which have been designated contract markets by the Commodity Futures Trading Commission (CFTC). Futures contracts trade on these markets in a manner similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through mortgage-backed securities, three-month

U.S. Treasury bills and bank certificates of deposit. While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the fund immediately is paid the difference and realizes a gain. If the offsetting purchase price exceeds the sale price, the fund pays the difference and realizes a loss. Similarly, closing out a futures contract purchase is effected by the fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the fund realizes a gain, and if the offsetting sale price is less than the purchase price, the fund realizes a loss. At the time a futures contract is made, a good-faith deposit called initial margin is set up within a segregated account at the fund's custodian bank. The initial margin deposit is approximately 1.5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the fund would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract, in the case of a portfolio holding long-term debt securities, is to gain the benefit of changes in interest rates without actually buying or selling long-term debt securities. For example, if a fund owned long-term bonds and interest rates were expected to increase, it might enter into futures contracts to sell securities which would have much the same effect as selling some of the long-term bonds it owned. Futures contracts are based on types of debt securities referred to above, which have historically reacted to an increase or decline in interest rates in a fashion similar to the debt securities the fund owns. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the fund from declining as much as it otherwise would have. If, on the other hand, the fund held cash reserves and interest rates were expected to decline, the fund might enter into interest rate futures contracts for the purchase of securities. If short-term rates were higher than long-term rates, the ability to continue holding these cash reserves would have a very beneficial impact on the fund's earnings. Even if short-term rates were not higher, the fund would still benefit from the income earned by holding these short-term investments. At the same time, by entering into futures contracts for the purchase of securities, the fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the fund's cash reserves could then be used to buy long-term bonds on the cash market. The fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish the same result more easily and more quickly. Successful use of futures contracts depends on the investment manager's ability to predict the future direction of interest rates. If the investment manager's prediction is incorrect, the fund would have been better off had it not entered into futures contracts.

OPTIONS ON FUTURES CONTRACTS. Options give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the fund.

Risks. There are risks in engaging in each of the management tools described above. The risk a fund assumes when it buys an option is the loss of the premium paid for the option. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

The risk involved in writing options on futures contracts the fund owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The fund could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the fund's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, the fund might not be able to close the option because of insufficient activity in the options market.

A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the fund's portfolio securities. The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

Another risk is that the fund's investment manager could be incorrect in anticipating as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and interest rates declined instead, the fund would lose money on the sale.

TAX TREATMENT. As permitted under federal income tax laws, each fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against. Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes is currently unclear, although the funds' tax advisers currently believe marking to market is not required. Depending on developments, a fund may seek Internal Revenue Service (IRS) rulings clarifying questions concerning such treatment. Certain provisions of the Internal Revenue Code may also limit a fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, a fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

APPENDIX F

MORTGAGE-BACKED SECURITIES AND ADDITIONAL INFORMATION ON INVESTMENT POLICIES FOR ALL FUNDS EXCEPT MONEYSHARE

GNMA Certificates

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. GNMA certificates are mortgage-backed securities of the modified pass-through type, which means that both interest and principal payments (including prepayments) are passed through monthly to the holder of the certificate. Each certificate evidences an interest in a specific pool of mortgage loans insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these certificates. GNMA is empowered to borrow without limitation from the U.S. Treasury, if necessary, to make such payments.

Underlying Mortgages of the Pool. Pools consist of whole mortgage loans or participation in loans. The majority of these loans are made to purchasers of 1-4 member family homes. The terms and characteristics of the mortgage instruments generally are uniform within a pool but may vary among pools. For example, in addition to fixed-rate fixed-term mortgages, the Fund may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types.

All servicers apply standards for qualification to local lending institutions which originate mortgages for the pools. Servicers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Average Life of GNMA Certificates. The average life of GNMA certificates varies with the maturities of the underlying mortgage instruments which have maximum maturities of 30 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments or refinancing of such mortgages. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest.

As prepayment rates vary widely, it is not possible to accurately predict the average life of a particular pool. It is customary in the mortgage industry in quoting yields on a pool of 30-year mortgages to compute the yield as if the pool were a single loan that is amortized according to a 30-year schedule and that is prepaid in full at the end of the 12th year. For this reason, it is standard practice to treat GNMA certificates as 30-year mortgage-backed securities which prepay fully in the 12th year.

Calculation of Yields. Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption.

Actual pre-payment experience may cause the yield to differ from the assumed average life yield. When mortgage rates drop, pre-payments will increase, thus reducing the yield. Reinvestment of pre-payments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a fund. The compounding effect from reinvestments of monthly payments received by the fund will increase the yield to shareholders compared to bonds that pay interest semi-annually. The yield also may be affected if the certificate was issued at a premium or discount, rather than at par. This also applies after issuance to certificates trading in the secondary market at a premium or discount.

"When-Issued" GNMA Certificates. Some U.S. government securities may be purchased on a "when-issued" basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to the fund. Payment and interest terms, however, are fixed at the time the purchaser enters into the commitment. However, the yield on a comparable GNMA certificate when the transaction is consummated may vary from the yield on the GNMA certificate at the time that the when-issued transaction was made. A fund does not pay for the securities or start earning interest on them until the contractual settlement date. When-issued securities are subject to market fluctuations and they may affect the fund's gross assets the same as owned securities.

Market for GNMA Certificates. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA certificates a highly liquid instrument. Prices of GNMA certificates are readily available from securities dealers and depend on, among other things, the level of market interest rates, the certificate's coupon rate and the prepayment experience of the pool of mortgages underlying each certificate.

Stripped mortgage-backed securities. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including repayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

Managed, Special Income, Global Yield and Income Advantage Funds may invest in securities called "inverse floaters". Inverse floaters are created by underwriters using the interest payments on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. What is left over, less a servicing fee, is paid to holders of the inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

All Funds except Moneyshare may purchase some securities in advance of when they are issued. Price and rate of interest are set on the date the commitments are given but no payment is made or interest earned until the date the securities are issued, usually within two months, but other terms may be negotiated. The commitment requires the Fund to buy the security when it is issued so the commitment is valued daily the same way as owning a security would be valued. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. The Fund may sell the commitment just like it can sell a security. Frequently, the Fund has the opportunity to sell the commitment back to the institution that plans to issue the security and at the same time enter into a new commitment to purchase a when-issued security in the future. For rolling its commitment forward, the Fund realizes a gain or loss on the sale of the current commitment or receives a fee for entering into the new commitment.

Managed, Special Income, Growth Dimensions, Global Yield and Income Advantage Funds may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. MBS spread options are traded in the OTC market and are of short duration, typically one to two months. The portfolio would buy or sell covered MBS call spread options in situations where mortgage-backed securities are expected to under perform like-duration Treasury securities.

APPENDIX G

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the unit value or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more units will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the units lower than the average price of units purchased, although there is no guarantee.

While this technique does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many contract owners who can continue investing through changing market conditions, including times when the price of their units falls or the market declines, to accumulate units to meet long term goals.

Dollar-cost averaging

------------  ------------------------ -----------------------
  Regular       Market Value of an            Accumulation
Investment       Accumulation Unit           Units Acquired
------------  ------------------------ -----------------------
    $100              $   6                      16.7
     100                  4                      25.0
     100                  4                      25.0
     100                  6                      16.7
     100                  5                      20.0
    $500               $ 25                     103.4

Average market price of an accumulation unit over 5 periods:
$5 ($25 divided by 5).
The average price you paid for each accumulation unit:
$4.84 ($500 divided by 103.4).

                                   STATEMENT OF ADDITIONAL INFORMATION

                                                   FOR

                              IDS Life Investment Series, Inc.
                                     IDS Life Capital Resource Fund
                                     IDS Life International Equity Fund
                                     IDS Life Aggressive Growth Fund
                              IDS Life Special Income Fund, Inc.
                                     IDS Life Special Income Fund
                              IDS Life Moneyshare Fund, Inc.
                              IDS Life Managed Fund, Inc.


                                              Oct. 30, 1997


This Statement of Additional Information (SAI), is not a prospectus. It should be read together with the Funds' prospectus and the financial statements contained in the Funds' Annual Report which, if not included with your prospectus, may be obtained without charge.


This SAI is dated Oct. 30, 1997, and it is to be used with the Funds' prospectus dated Oct. 30, 1997. It is also to be used with the Funds' Annual Report for the fiscal year ended Aug. 31, 1997.



IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN  55440-0010
800-633-4003

                                            TABLE OF CONTENTS

Goals and Investment Policies                                    See Prospectus

Additional Investment Policies                                             p. 4

Portfolio Transactions                                                    p. 18

Brokerage Commissions Paid to Brokers
Affiliated with IDS Life                                                  p. 22

Performance Information                                                   p. 23

Valuing Each Fund's Shares                                                p. 26

Investing in the Funds                                                    p. 28

Redeeming Shares                                                          p. 29

Taxes                                                                     p. 29

Agreements with IDS Life and American Express Financial
Corporation                                                               p. 29

Directors and Officers                                                    p. 35

Custodian                                                                 p. 40

Independent Auditors                                                      p. 41

Financial Statements                                See Annual Report and p. 41

Prospectus                                                                p. 41

Appendix A:    Description of Corporate Bond Ratings and
               Additional Information on Investment Policies
               for Investments of Capital Resource and Special
               Income Funds                                               p. 42

Appendix B:    Foreign Currency Transactions for Investments
               of all Funds except Moneyshare                             p. 44

Appendix C:    Description of Money Market Securities                     p. 48

Appendix D:    Options and Stock Index Futures Contracts for
               Investments of Capital Resource, International
               Equity, Aggressive Growth and Managed Funds                p. 50

Appendix E:    Options and Interest Rate Futures Contracts for
               Investments of Special Income and Managed Funds            p. 56

Appendix F:    Mortgage-backed securities and Additional
               Information on Investment Policies for all
               Funds except Moneyshare                                    p. 61

Appendix G:    Dollar-Cost Averaging                                      p. 64

ADDITIONAL INVESTMENT POLICIES

In addition to the investment goals and policies presented in the prospectus, each Fund has the investment policies stated below.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Capital Resource agree to a change, Capital Resource will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, American Express Financial Corporation (AEFC) and IDS Life Insurance Company (IDS Life) hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.


'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.


'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the fund's total assets.

Unless changed by the board of directors, Capital Resource will not:


'Buy on margin or sell short, except the Fund may enter into stock index futures contracts.


'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral programs.

'Invest more than 10% of its total assets in securities of investment companies.


'Invest more than 5% of its net assets in warrants.


'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit
(CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of International Equity agree to a change, International Equity will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

'Issue senior securities, except to the extent that borrowing from banks, lending its securities, or entering into repurchase agreements or options or futures contracts may be deemed to constitute issuing a senior security.

Unless changed by the board of directors, International Equity will not:

'Buy on margin or sell short, except the Fund may enter into stock index futures contracts.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral programs.

'Invest more than 5% of its net assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

'Invest more than 5% of its net assets in warrants.

'Invest in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission. If any such investment is ever made, not more than 10% of the Fund's net assets, at market, will be so invested.

To the extent the Fund were to make such investments, the shareholders may be subject to duplicate advisory, administrative and distribution fees.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. On a day-to-day basis, the Fund also may maintain a portion of its assets in currencies of countries other than the United States, Canada and the United Kingdom. As a temporary investment, during periods of weak or declining market values for the securities the Fund invests in, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to short-term debt securities. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may invest in short-term obligations of the U.S. government (and its agencies and instrumentalities) and of the Canadian and United Kingdom governments. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund also may purchase high grade notes and obligations of U.S. banks (including their branches located outside of the United States and U.S. branches of foreign banks). The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Aggressive Growth agree to a change, Aggressive Growth will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

Unless changed by the board of directors, Aggressive Growth will not:


'Buy on margin or sell short, except the Fund may enter into stock index futures contracts.


'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral programs.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.


'Invest more than 5% of its net assets in warrants.


'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit
(CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Special Income agree to a change, Special Income will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

Unless changed by the board of directors, Special Income will not:


'Buy on margin or sell short, except the Fund may enter into interest rate futures contracts.


'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral programs.

'Invest more than 10% of its total assets in securities of investment companies.


'Invest more than 5% of its net assets in warrants.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss if the borrower defaults or becomes insolvent and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit
(CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Moneyshare agree to a change, Moneyshare will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities.

'Buy on margin or sell short.

'Invest in a company to control or manage it.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Invest in exploration or development programs, such as oil, gas or mineral programs.

'Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds. 'Make cash loans. However, the Fund does make short-term investments which it may have an agreement with the seller to reacquire (See Appendix C).

'Invest in an investment company beyond 5% of its total assets taken at market and then only on the open market where the dealer's or sponsor's profit is limited to the regular commission. However, the Fund will not purchase or retain the securities of other open-end investment companies.

'Buy or sell real estate, commodities or commodity contracts.

'Intentionally invest more than 25% of the Fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

Unless changed by the board of directors, Moneyshare will not:

'Invest in securities that are not readily marketable (whether or not registration or the filing of a notification under the Securities Act of 1933, or the taking of similar action under other securities laws relating to the sale of securities is required).

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The fund may invest in bank obligations including negotiable certificates of deposit
(CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired. The security acquired by the Fund in a repurchase agreement can be any security the Fund can purchase directly and it may have a maturity of more than 13 months.

The Fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the board of directors to be of comparable quality. The Fund also may invest up to 5% of its assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Managed agree to a change, Managed will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets. 'Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

'Issue senior securities, except to the extent that borrowing from banks, lending its securities, or entering into repurchase agreements or options or futures contracts may be deemed to constitute issuing a senior security.

Unless changed by the board of directors, Managed will not:

'Buy on margin or sell short, except it may enter into stock index futures and interest rate futures contracts.

'Invest in a company to control or manage it.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.


'Invest more than 5% of its net assets in warrants.


'Invest in a company if its investments would result in the total holdings of all the funds in the IDS MUTUAL FUND GROUP being in excess of 15% of that company's issued shares.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss if the borrower defaults or becomes insolvent and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit
(CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

For a discussion on corporate bond ratings and additional information on investment policies, see Appendix A. For a discussion on foreign currency transactions, see Appendix B. For a discussion on money market securities, see Appendix C. For a discussion on options and stock index futures contracts, see Appendix D. For a discussion on options and interest rate futures contracts, see Appendix E. For a discussion on dollar-cost averaging, see Appendix F.

PORTFOLIO TRANSACTIONS

Subject to policies set by the board of directors, AEFC, IDS International, Inc. (International) and IDS Life are authorized to determine, consistent with the Funds' investment goals and policies, which securities will be purchased, held or sold. In determining where buy and sell orders are to be placed, AEFC, International and IDS Life have been directed to use their best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board of directors. IDS Life intends to direct AEFC and International to execute trades and negotiate commissions on its behalf. These services are covered by the Investment Advisory

Agreement between AEFC and IDS Life and the Sub-Investment Advisory Agreement between AEFC and International. When AEFC and International act on IDS Life's behalf for the Funds, they follow the rules described here for IDS Life.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager. AEFC carefully monitors compliance with its Code of Ethics.

On occasion, it may be desirable for Capital Resource, International Equity, Aggressive Growth, Special Income or Managed Funds to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The boards of directors have adopted a policy authorizing IDS Life to do so to the extent authorized by law, if IDS Life determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or IDS Life's, AEFC's or International's overall responsibilities to the funds in the IDS MUTUAL FUND GROUP.

Research provided by brokers supplements AEFC's and International's own research activities. Research services include economic data on, and analysis of: the U.S. economy and specific industries within the economy; information about specific companies, including earning estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which includes the research, portfolio management and trading functions and such other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, IDS Life must follow procedures authorized by the board of directors. To date, three procedures have been authorized. One procedure permits IDS Life to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits IDS Life, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in the security. The commission paid generally includes compensation for research services. The third procedure permits IDS Life, in order to obtain research and brokerage services, to cause each fund to pay a commission in excess of the amount another broker might have charged.

IDS Life has advised the Funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as: handling of large orders; willingness of a broker to risk its own money by taking a position in a security; and specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but IDS Life believes it may obtain better overall execution. IDS Life has assured the Funds that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if, in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by IDS Life, AEFC and International in providing advice to all the funds in the IDS MUTUAL FUND GROUP and other accounts advised by IDS Life, AEFC and International, even though it is not possible to relate the benefits to any particular fund or account.

Normally, the securities of Special Income and Moneyshare Funds are traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

Each investment decision made for each fund is made independently from any decision made for another fund in the IDS MUTUAL FUND GROUP or other account advised by AEFC or any AEFC subsidiary.

When a fund buys or sells the same security as another fund or account, AEFC or International carries out the purchase or sale in a way the fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by a fund, the fund hopes to gain an overall advantage in execution. AEFC and International have assured the Funds they will continue to seek ways to reduce brokerage costs.

On a periodic basis, AEFC and International make a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

The Funds have paid the following brokerage commissions:

Fiscal year           Capital          International     Aggressive      Special
ended Aug. 31,        Resource         Equity            Growth          Income       Managed
--------------------- ---------------- ----------------- --------------- ------------ --------------


        1995            7,692,690      2,466,949         2,171,645         34,918     3,072,774

        1996          13,416,430       3,551,512         5,313,285         23,608     3,683,714

        1997            9,778,626      6,013,492         7,958,360       168,718      3,490,303

Transactions amounting to $196,046,000, $82,868,000 and $96,952,000 with related commissions of $345,738, $147,390 and $120,222 were directed to brokers by Capital Resource, Aggressive Growth and Managed Funds, respectively, because of research services received for the fiscal year ended Aug. 31, 1997.

Capital Resource Fund's acquisition during the fiscal year ended Aug. 31, 1997, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                               Value of Securities Owned at End
Name of Issuer                                 of Fiscal Year
--------------------------                     --------------------------


Bank of America                                        $14,510,291
First Chicago                                            6,978,282
Merrill Lynch                                            8,349,859
Morgan Stanley                                          50,059,625
Travelers Group                                         60,325,000

International Equity Fund's acquisition during the fiscal year ended Aug. 31, 1997 of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                               Value of Securities Owned at End
Name of Issuer                                 of Fiscal Year
--------------------------                     --------------------------------

Bank of America                                               $13,503,843
Morgan Stanley                                                 19,063,711
Nations Bank                                                    7,531,326
Credit Suisse First Boston                                     31,161,934

Aggressive Growth Fund's acquisition during the fiscal year ended Aug. 31, 1997, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                               Value of Securities Owned at End
Name of Issuer                                 of Fiscal Year
--------------------------                     --------------------------------

Bank of America                                               $10,336,119
Merrill Lynch                                                   6,162,991
Charles Schwab                                                 16,975,000

Special Income Fund's acquisition during the fiscal year ended Aug. 31, 1997, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                               Value of Securities Owned at End
Name of Issuer                                 of Fiscal Year
--------------------------                     --------------------------------

J. P. Morgan                                                  $12,991,300
Goldman Sachs                                                   8,067,825
Morgan Stanley                                                  8,241,669
Salomon Brothers                                                5,054,450

Moneyshare Fund's acquisition during the fiscal year ended Aug. 31, 1997, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                               Value of Securities Owned at End
Name of Issuer                                 of Fiscal Year
--------------------------                     --------------------------------

Bank of America                                               $21,111,291
First Chicago                                                   4,864,001
Goldman Sachs                                                  19,450,863
Merrill Lynch                                                  19,175,447
J. P. Morgan                                                    1,999,458
Morgan Stanley                                                 24,933,626

Managed Fund's acquisition during the fiscal year ended Aug. 31, 1997, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                               Value of Securities Owned at End
Name of Issuer                                 of Fiscal Year
--------------------------                     --------------------------------

Bank of America                                                $3,594,809
Goldman Sachs                                                   3,884,508
J. P. Morgan                                                    4,847,500
Morgan Stanley                                                 67,943,525
Solomon Brothers                                                3,905,000
Travelers Group                                               103,325,000

The portfolio turnover rate for Capital Resource Fund was 110% in fiscal year ended Aug. 31, 1997 and 131% in fiscal year ended Aug. 31, 1996. The portfolio turnover rate for Managed Fund was 72% in fiscal year ended Aug. 31, 1997 and 85% in fiscal year ended Aug. 31, 1996.

The portfolio turnover rate for International Equity Fund was 91% in fiscal year ended Aug. 31, 1997 and 58% in fiscal year ended Aug. 31, 1996. The portfolio turnover rate for Aggressive Growth Fund was 218% in fiscal year ended Aug. 31, 1997 and 189% in fiscal year ended Aug. 31, 1996.

The Portfolio turnover rate for Special Income was 73% in fiscal year ended Aug. 31, 1997 and 56% in fiscal year ended Aug. 31, 1996.


BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH IDS LIFE

Affiliates of American Express Company (American Express) (of which IDS Life is a wholly owned indirect subsidiary) may engage in brokerage and other securities transactions on behalf of Capital Resource, International Equity, Aggressive Growth, Special Income and Managed Funds in accordance with procedures adopted by the Funds' boards of directors and to the extent consistent with applicable provisions of the federal securities laws. IDS Life will use an American Express affiliate only if (i) IDS Life determines that a fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to AEFC and in turn American Express Financial Corporation will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.


No brokerage commissions were paid by Moneyshare Fund to brokers affiliated with IDS Life for the fiscal year ended Aug. 31, 1997.


Information about brokerage commissions paid by the Funds to American Enterprise Investment Services, Inc., a wholly-owned subsidiary of AEFC, for the last three fiscal years is contained in the following table:

                                        For the Fiscal Year Ended Aug. 31,


                                        1997                               1996               1995
                                                      Percentage of
                                                        Aggregate
                Aggregate Dollar      Percent of      Dollar Amount       Aggregate         Aggregate
                    Amount of         Aggregate      of Transactions    Dollar Amount     Dollar Amount
                Commissions Paid      Brokerage         Involving       of Commissions    of Commissions
Fund                to Broker        Commissions       Payment of       Paid to Broker    Paid to Broker
                                                       Commissions

Capital             $817,190            8.36%             15.58%           $841,159          $829,258
Resource

International         None               None              None              None              None
Equity.

Aggressive           183,327             2.31              3.89            245,269           222,443
Growth

Special Income        None               None              None              None              None

Managed              227,619             6.64              8.05             76,269           131,456


PERFORMANCE INFORMATION

Each Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations used by a fund are based on standardized methods of computing performance as required by the SEC. An explanation of these and any other methods used by each Fund to compute performance follows below.

Average annual total return

Each Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                            P(1+T)n = ERV

where:  P = a hypothetical initial payment of $1,000
        T = average annual total return
        n = number of years
      ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

Each Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in a fund over a specified period of time according to the following formula:

                                            ERV - P
                                                P

where:     P  =  a hypothetical initial payment of $1,000
        ERV   = ending  redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield and Distribution yield

Special Income Fund may calculate an annualized yield by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                                      Yield = 2[(a-b + 1)6 - 1]
                                                 cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
        d = the maximum offering price per share on the last day of the period


The Fund's annualized yield was 6.76% for the 30-day period ended Aug. 31, 1997.


The Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the Fund's securities. It is not necessarily indicative of the amount which was or may be paid to the contract owners. Actual amounts paid to contract owners are reflected in the distribution yield.

Distribution yield is calculated according to the following formula:

                                      D   x   F   =  DY
                                     NAV   30

where:        D  =  sum of dividends for 30 day period
            NAV  =  beginning of period net asset value
              F  =  annualizing factor
             DY  =  distribution yield


The Fund's distribution yield was 7.23% for the 30-day period ended Aug. 31, 1997.


Moneyshare Fund calculates annualized simple and compound yields based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.

Moneyshare Fund calculates its compound yield according to the following formula:

Compound Yield = (return for seven day period + 1) 365/7 - 1


Moneyshare Fund's simple annualized yield was 5.11% and its compound yield was 5.24% for the seven days ended Aug. 31, 1997, the last business day of the Fund's fiscal year. The Fund's simple yield was 5.11% and the compound yield was 5.24% for the seven days ended Sept. 30, 1997.


Yield, or rate of return, on Moneyshare Fund shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider each fund's investment policies, including the types of investments permitted.

REMEMBER THAT THESE YIELDS ARE THE RETURN TO THE SHAREHOLDER (THE VARIABLE ACCOUNTS), NOT TO THE VARIABLE ANNUITY CONTRACT OWNER. SEE YOUR ANNUITY PROSPECTUS FOR A DISCUSSION OF THE DIFFERENCES.


In sales material and other communications, the Funds may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Morningstar, Market Fund Report,

Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

VALUING EACH FUND'S SHARES


On Aug. 31, 1997, the computation of the value of an individual share looked like this:


Capital Resource Fund

     Net assets                        Shares outstanding              Net asset value of one share

$4,866,591,077         divided by      173,988,176               =     $27.97

International Equity Fund

     Net assets                        Shares outstanding              Net asset value of one share
$2,104,975,232         divided by      149,447,811               =     $14.09

Aggressive Growth Fund

     Net assets                        Shares outstanding              Net asset value of one share
$2,427,427,425         divided by      141,403,480               =     $17.17

Special Income Fund

     Net assets                        Shares outstanding              Net asset value of one share
$1,923,317,614         divided by      160,398,174               =     $11.99

Managed Fund

     Net assets                        Shares outstanding              Net asset value of one share
$4,444,602,312         divided by      235,535,537               =     $18.87


Capital Resource, International Equity, Aggressive Growth, Special Income and Managed Funds' portfolio securities are valued as follows as of the close of business of the New York Stock Exchange:

'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and if none exists, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System, are valued at the mean of the closing bid and asked prices.

'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete which is usually different from the close of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the funds' boards of directors.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the boards of directors. The boards of directors are responsible for selecting methods they believe provide fair value. When possible, bonds are valued by a pricing service independent from a fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

Moneyshare Fund intends to use its best efforts to maintain a constant net asset value of $1 per share although there is no assurance it will be able to do so. Accordingly, the Fund uses the amortized cost method in valuing its portfolio.

Short-term securities maturing in 60 days or less are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses. All of the securities in the Fund's portfolio will be valued at their amortized cost.

In addition, Moneyshare Fund must abide by certain conditions. It must only invest in securities of high quality which present minimal credit risks as determined by the board of directors. This means that the rated commercial paper in the Fund's portfolio will be issues that have been rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one if only one rating is assigned) and in unrated paper determined by the Fund's board of directors to be comparable. The fund must also purchase securities with original or remaining maturities of 13 months or less, and maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, the board of directors must establish procedures designed to stabilize the Fund's price per share for purposes of sales and redemptions at $1 to the extent that it is reasonably possible to do so. These procedures include review of the Fund's portfolio securities by the Board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using the available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears, and if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the board determines that a deviation exists that may result in a material dilution of the holdings of the variable accounts or investors, or in other unfair consequences for such people, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions in kind, and selling portfolio securities before maturity in order to realize capital gain or loss or to shorten average portfolio maturity.

In other words, while the amortized cost method provides certainty and consistency in portfolio valuation, it may, from time to time, result in valuations of portfolio securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates, the yield on Moneyshare Fund's shares may be higher than if valuations of portfolio securities were made based on actual market prices and estimates of market prices. Accordingly, if use of the amortized cost method were to result in a lower portfolio value at a given time, a prospective investor in the Fund would be able to obtain a somewhat higher yield than if portfolio valuation were based on actual market values. The Variable Accounts, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.


The  Exchange,  AEFC,  IDS Life and the Funds  will be  closed on the  following
holidays:   New  Year's  Day,   Memorial  Day,   Independence  Day,  Labor  Day,
Thanksgiving Day and Christmas Day.


INVESTING IN THE FUNDS

You cannot buy shares of the Funds directly. The only way you can invest in the Funds at the current time is by buying an annuity contract and directing the allocation of part or all of your net purchase payment to the variable accounts, which will invest in shares of Capital Resource, International Equity, Aggressive Growth, Special Income, Moneyshare or Managed Funds. Please read the Funds' prospectus along with your annuity prospectus for further information.

Sales Charges and Surrender or Withdrawal Charges

The Funds do not assess sales charges, either when they sell or when they redeem securities. The surrender or withdrawal charges that may be assessed under your annuity contract are described in your annuity prospectus, as are the other charges that apply to your annuity contract and to the variable accounts.

Shares of the Fund may not be held by persons who are residents of, or domiciled in, Brazil. The Fund reserves the right to redeem accounts of shareholders who establish residence or domicile in Brazil.

REDEEMING SHARES

The Funds will redeem any shares presented by a shareholder (variable account) for redemption. The variable accounts' policies on when or whether to buy or redeem fund shares are described in your annuity prospectus.

During an emergency, the boards of directors can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Funds to redeem shares for more than 7 days. Such emergency situations would occur if:

'The New York Stock Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted,

'Disposal of a Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

'The Securities and Exchange Commission, under the provisions of the Investment Company Act of 1940, as amended, declares a period of emergency to exist.

Should a Fund stop selling shares, the directors may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all contract owners.

TAXES

International Equity Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or if 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

AGREEMENTS WITH IDS LIFE AND AMERICAN EXPRESS FINANCIAL CORPORATION

Investment Management Services Agreement

Each Fund has an Investment Management Services Agreement with IDS Life. The Funds have retained IDS Life to, among other things, counsel and advise the Funds and their directors in connection with the formulation of investment programs designed to accomplish the Funds' investment objectives, and to determine, consistent with the Funds' investment objectives and policies, which securities in IDS Life's discretion shall be purchased, held or sold, subject always to the direction and control of the boards of directors. The Funds do not maintain their own research departments or record-keeping services. These services are provided by IDS Life under the Investment Management Services Agreement.

The Agreement provides that, in addition to paying its own management fee, brokerage costs and certain taxes, each Fund pays IDS Life an amount equal to the cost of certain expenses incurred and paid by IDS Life in connection with the Fund's operations.

For its services, IDS Life is paid a fee based on the following schedules:

Capital Resource

assets                  Annual rate at
(billions)              each asset level
-----------------       ---------------------
First  $1               0.630%
Next  $1                0.615
Next  $1                0.600
Next  $3                0.585
Over  $6                0.570

International Equity

assets                  Annual rate at
(billions)              each asset level
-----------------       ---------------------
First  $0.25            0.870%
Next  $0.25             0.855
Next  $0.25             0.840
Next  $0.25             0.825
Next  $1                0.810
Next  $2                0.795

Aggressive Growth

assets                  Annual rate at
(billions)              each asset level
-----------------       ---------------------
First  $0.25            0.650%
Next  $0.25             0.635
Next  $0.25             0.620
Next  $0.25             0.605
Next  $1                0.590
Over  $2                0.575

Special Income

assets                  Annual rate at
(billions)              each asset level
-----------------       ---------------------
First  $1               0.610%
Next  $1                0.595
Next  $1                0.580
Next  $3                0.565
Next  $3                0.550
Over  $9                0.535

Moneyshare

assets                  Annual rate at
(billions)              each asset level
-----------------       ---------------------
First  $1               0.510%
Next  $0.5              0.493
Next  $0.5              0.475
Next  $0.5              0.458
Over $2.5               0.440

Managed

assets                  Annual rate at
(billions)              each asset level
-----------------       ---------------------
First  $0.5             0.630%
Next  $0.5              0.615
Next  $1                0.600
Next  $1                0.585
Next  $3                0.570
Over  $6                0.550


On Aug. 31, 1997 the daily rate applied to the Fund's assets on an annual basis, was 0.603% for Capital Resource, 0.827% for International Equity, 0.603% for Aggressive Growth, 0.603% for Special Income, 0.510% for Moneyshare and 0.592% for Managed. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the prior and current agreements, the total amount paid for Capital Resource was $27,562,075 for the fiscal year ended Aug. 31, 1997, $26,046,720 for the fiscal year ended 1996 and $20,450,401 for the fiscal year 1995.

Under the prior and current agreements, the total amount paid for International Equity was $16,844,405 for the fiscal year ended Aug. 31, 1997, $13,990,974 for the fiscal year ended 1996, $10,869,439 for the fiscal year 1995.

Under the prior and current agreements, the total amount paid for Aggressive Growth was $13,049,949 for the fiscal year ended Aug. 31, 1997, $10,459,512 for the fiscal year ended 1996, and $6,579,414 for the fiscal year 1995.

Under the prior and current agreements, the total amount paid for Special Income was $11,582,416 for the fiscal year ended Aug. 31, 1997, $11,311,856 for the fiscal year ended 1996, and $9,542,823 for the fiscal year 1995.

Under the prior and current agreements, the total amount paid for Moneyshare was $1,845,243 for the fiscal year ended Aug. 31, 1997, $1,283,789 for the fiscal year ended 1996, and $1,041,050 for the fiscal year 1995.

Under the prior and current agreements, the total amount paid for Managed was $23,778,006 for the fiscal year ended Aug. 31, 1997, $19,987,805 for the fiscal year ended 1996, and $16,720,930 for the fiscal year 1995.

Under the current Agreement, the expenses of IDS Life that each Fund has agreed to reimburse are: taxes, brokerage commissions, custodian fees and expenses, audit expenses, cost of items sent to contract owners, postage, fees and expenses paid to directors who are not officers or employees of IDS Life or AEFC fees and expenses of attorneys, costs of fidelity and surety bonds, SEC registration fees, expenses of preparing prospectuses and of printing and distributing prospectuses to existing contract owners, losses due to theft or other wrong doing or due to liabilities not covered by bond or agreement, expenses incurred in connection with lending portfolio securities of the funds and expenses properly payable by the funds, approved by the boards of directors. All other expenses are borne by IDS Life.

Under a current and prior agreement:


Capital Resource paid nonadvisory expenses of $1,216,304 for the fiscal year ended Aug. 31, 1997, 1,237,584 for the fiscal year ended 1996, and $1,289,211 for the fiscal year 1995.

International Equity paid nonadvisory expenses of $1,971,367 for the fiscal year ended Aug. 31, 1997, $1,439,851 for the fiscal year ended 1996, and $1,758,233 for the fiscal year 1995.

Aggressive Growth paid nonadvisory expenses of $595,678 for the fiscal year ended Aug. 31, 1997, $555,212 for the fiscal year ended 1996, and $397,865 for the fiscal year 1995.

Special Income paid nonadvisory expenses of $470,062 for the fiscal year ended Aug. 31, 1997, $534,757 for the fiscal year ended 1996, and $527,883 for the fiscal year 1995.

Moneyshare paid nonadvisory expenses of $112,930 for the fiscal year ended Aug. 31, 1997, $134,008 for the fiscal year ended 1996, and $68,790 for the fiscal year 1995.

Managed paid nonadvisory expenses of $781,442 for the fiscal year ended Aug. 31, 1997, $857,900 for the fiscal year ended 1996, and $1,006,486 for the fiscal year 1995.


Administrative Services Agreement

The Funds have an Administrative Services Agreement with AEFC. Under this agreement, the Funds pay AEFC for providing administration and accounting services. The fee is calculated as follows:

Capital Resource

assets                  Annual rate at
(billions)              each asset level
-----------------       ---------------------
First  $1               0.050%
Next  $1                0.045
Next  $1                0.040
Next  $3                0.035
Over  $6                0.030

International Equity

assets                  Annual rate at
(billions)              each asset level
-----------------       ---------------------
First $0.25             0.060%
Next $0.25              0.055
Next $0.25              0.050
Next $0.25              0.045
Next $1                 0.040
Over $2                 0.035

Aggressive Growth

assets                  Annual rate at
(billions)              each asset level
-----------------       ---------------------
First $0.25             0.060%
Next $0.25              0.055
Next $0.25              0.050
Next $0.25              0.045
Next $1                 0.040
Over $2                 0.035

Special Income

assets                  Annual rate at
(billions)              each asset level
-----------------       ---------------------
First  $1               0.050%
Next  $1                0.045
Next  $1                0.040
Next  $3                0.035
Next  $3                0.030
Over  $9                0.025

Moneyshare

assets                  Annual rate at
(billions)              each asset level
-----------------       ---------------------
First  $1               0.030%
Next  $0.5              0.027
Next  $0.5              0.025
Next  $0.5              0.022
Over  $2.5              0.020

Managed

assets                  Annual rate at
(billions)              each asset level
-----------------       ---------------------
First  $0.5             0.040%
Next  $0.5              0.035
Next  $1                0.030
Next  $1                0.025
Next  $3                0.020
Over  $6                0.020


On Aug. 31, 1997, the daily rate applied to Capital Resource was equal to 0.041% on an annual basis.

On Aug. 31, 1997, the daily rate applied to International Equity was equal to 0.046% on an annual basis.

On Aug. 31, 1997, the daily rate applied to Aggressive Growth was equal to 0.044% on an annual basis.

On Aug. 31, 1997, the daily rate applied to Special Income was equal to 0.048% on an annual basis.

On Aug. 31, 1997, the daily rate applied to Moneyshare was equal to 0.030% on an annual basis.

On Aug. 31, 1997, the daily rate applied to Managed was equal to 0.027% on an annual basis.


Investment Advisory Agreements

IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for International Equity Fund and 0.25% for each remaining fund.


AEFC has a Sub-Investment Advisory Agreement with American Express Asset International Inc. under which AEFC pays American Express Asset International Inc. a fee equal on an annual basis to 0.50% of International Equity Fund's daily net assets for providing investment advice for the Fund.

For the fiscal year ended Aug. 31, 1997, IDS Life paid AEFC $11,405,895 for its services in connection with Capital Resource Fund. For fiscal year 1996, the amount was $10,767,468 and for fiscal year 1995 it was $8,118,175.

For the fiscal period ended Aug. 31, 1997, IDS Life paid AEFC $7,127,500 for its services in connection with International Equity Fund. For fiscal year 1996, the amount was $5,895,097 and for fiscal year 1995 it was $4,947,617.

For the fiscal period ended Aug. 31, 1997, IDS Life paid AEFC $5,385,048 for its services in connection with Aggressive Growth Fund. For fiscal year 1996, the amount was $4,281,869 and for fiscal year 1995 it was $2,589,057.

For the fiscal year ended Aug. 31, 1997, IDS Life paid AEFC $4,808,246 for its services in connection with Special Income Fund. For fiscal year 1996, the amount was $4,698,757 and for fiscal year 1995 it was $3,806,813.

For the fiscal year ended Aug. 31, 1997, IDS Life paid AEFC $907,423 for its services in connection with Moneyshare Fund. For fiscal year 1996, the amount was $621,885 and for the fiscal year 1995 it was $494,845.

For the fiscal year end Aug. 31, 1997, IDS Life paid AEFC $10,013,842 for its services in connection with Managed Fund. For fiscal year 1996, the amount was $8,355,352, and for the fiscal year 1995 it was $6,674,716.


Information concerning other funds advised by IDS Life or AEFC is contained in the prospectus.

DIRECTORS AND OFFICERS


The following is a list of the Fund's directors. They serve 15 Master Trust Portfolios and 47 IDS and IDS Life funds. All shares have cumulative voting rights when voting on the election of directors.

H. Brewster Atwater, Jr.
Born in 1931.
4900 IDS Tower
Minneapolis, MN

Retired chairman and chief executive officer, General Mills, Inc.
Director, Merck & Co., Inc. and Darden Restaurants, Inc.


Lynne V. Cheney'
Born in 1941.
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, Union Pacific Resources and FPL Group, Inc. (holding company for Florida Power and Light) and the Interpublic Group of Companies, Inc. (advertising).

Robert F. Froehlke+
Born in 1922.
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943.
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC. Previously, senior vice president, finance and chief financial officer of AEFC.

Heinz F. Hutter+'
Born in 1929.
P.O. Box 5724
Minneapolis, MN

Former president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935.
5716 Bent Branch Rd.
Bethesda, MD

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland,  Asbill & Brennan.  Director,  Motorola, Inc. and C-Cor Electronics,
Inc.


James A. Mitchell**
Born in 1941.
2900 IDS Tower
Minneapolis, MN

Executive Vice President, AEFC. Director, chairman of the board and chief executive officer, IDS Life.

William R. Pearce+*
Born in 1927.
901 S. Marquette Ave.
Minneapolis, MN


Chairman of the Board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Former vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Alan K. Simpson'
Born in 1931.
1201 Sunshine Ave.
Cody, WY

Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, Pacific Corp. (electric power).


Edson W. Spencer+
Born in 1926.
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937.
2900 IDS Tower
Minneapolis, MN


Senior vice president AEFC.


Wheelock Whitney+
Born in 1926.
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).


C. Angus Wurtele'
Born in 1934.
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers) and General Mills, Inc.
(consumer foods).


+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer of the funds.
**Interested person by reason of being an officer, director, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is chairman, and Mr. Thomas, who is president, the fund's other officers are:

Leslie L. Ogg
Born in 1938.
901 S. Marquette Ave.
Minneapolis, MN

President, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the funds.

Peter J. Anderson
Born in 1942.
IDS Tower 10
Minneapolis, MN

Director    and    senior    vice    president-investments    of   AEFC.    Vice
president-investments for the funds.

Melinda S. Urion
Born in 1953.
IDS Tower 10
Minneapolis, MN

Director, senior vice president and chief financial officer of AEFC. Director, Executive vice president and controller of IDS Life Insurance Company. Treasurer for the Funds.


Members of the board who are not officers of the Fund or of AEFC receive an annual fee of $3,200 for IDS Life Capital Resource Fund, $1,500 for IDS Life International Equity Fund and IDS Life Aggressive Growth Fund, $1,400 for IDS Life Special Income Fund, $200 for IDS Life Moneyshare Fund and $2,600 for IDS Life Managed Fund and the Chair of the Contracts Committee receives an additional $90. Board members receive a $50 per day attendance fee for board meetings. The attendance fee for meetings of the Contracts and Investment Review Committee is $50; for meetings of the Audit Committee and Personnel Committee $25 and for traveling from out-of-state $8. Expenses for attending meetings are reimbursed.

During the fiscal year that ended Aug. 31, 1997, the members of the board, for attending up to 32 meetings, received the following compensation, in total, from all funds in the IDS MUTUAL FUND GROUP.

Life Capital Resource

                                        Board Compensation

                                        Pension or             Estimated            Total Cash
                       Aggregate        Retirement             annual               compensation
                       compensation     benefits accrued       benefit on           from the IDS
Board member           from the fund    as Fund expenses*      retirement           MUTUAL FUND GROUP
---------------------- ---------------- ---------------------- -------------------- -------------------------
H. Brewster Atwater,    $3,331           $0                     $0                   $ 83,100
Jr.
     (part of year)     4 ,097            0                      0                     96,600
Lynne V. Cheney
Robert F. Froehlke      4,131             0                      0                   103,800
Heinz F. Hutter         4,166             0                      0                   105,500
Anne P. Jones           4,383             0                      0                   110,800
Melvin R. Laird         4,113             0                      0                     97,800
Alan K. Simpson         2,670             0                      0                     62,400
     (part of year)
Edson W. Spencer        4,527             0                      0                   127,000
Wheelock Whitney        4,216             0                      0                   108,700
C. Angus Wurtele        4,241             0                      0                   109,900

Life International Equity

                                        Board Compensation

                                        Pension or             Estimated            Total Cash
                       Aggregate        Retirement             annual               compensation
                       compensation     benefits accrued       benefit on           from the IDS
Board member           from the fund    as Fund expenses*      retirement           MUTUAL FUND GROUP
---------------------- ---------------- ---------------------- -------------------- -------------------------
H. Brewster Atwater,   $1,965           $0                     $0                   $ 83,100
Jr.
     (part of year)      2,330            0                      0                     96,600
Lynne V. Cheney
Robert F. Froehlke       2,427            0                      0                   103,800
Heinz F. Hutter          2,462            0                      0                   105,500
Anne P. Jones            2,585            0                      0                   110,800
Melvin R. Laird          2,346            0                      0                     97,800
Alan K. Simpson          1,524            0                      0                     62,400
     (part of year)
Edson W. Spencer         2,824            0                      0                   127,000
Wheelock Whitney         2,512            0                      0                   108,700
C. Angus Wurtele         2,537            0                      0                   109,900

Life Aggressive Growth

                                        Board Compensation

                                        Pension or             Estimated            Total Cash
                       Aggregate        Retirement             annual               compensation
                       compensation     benefits accrued       benefit on           from the IDS
Board member           from the fund    as Fund expenses*      retirement           MUTUAL FUND GROUP
---------------------- ---------------- ---------------------- -------------------- -------------------------
H. Brewster Atwater,   $1,965           $0                     $0                   $ 83,100
Jr.
     (part of year)      2,317            0                      0                     96,600
Lynne V. Cheney
Robert F. Froehlke       2,415            0                      0                   103,800
Heinz F. Hutter          2,450            0                      0                   105,500
Anne P. Jones            2,572            0                      0                   110,800
Melvin R. Laird          2,333            0                      0                     97,800
Alan K. Simpson          1,524            0                      0                     62,400
     (part of year)
Edson W. Spencer         2,811            0                      0                   127,000
Wheelock Whitney         2,500            0                      0                   108,700
C. Angus Wurtele         2,525            0                      0                   109,900

Life Special Income

                                        Board Compensation

                                        Pension or             Estimated            Total Cash
                       Aggregate        Retirement             annual               compensation
                       compensation     benefits accrued       benefit on           from the IDS
Board member           from the fund    as Fund expenses*      retirement           MUTUAL FUND GROUP
---------------------- ---------------- ---------------------- -------------------- -------------------------
H. Brewster Atwater,   $1,881           $0                     $0                   $ 83,100
Jr.
     (part of year)      2,246            0                      0                     96,600
Lynne V. Cheney
Robert F. Froehlke       2,347            0                      0                   103,800
Heinz F. Hutter          2,382            0                      0                   105,500
Anne P. Jones            2,498            0                      0                   110,800
Melvin R. Laird          2,262            0                      0                     97,800
Alan K. Simpson          1,453            0                      0                     62,400
     (part of year)
Edson W. Spencer         2,743            0                      0                   127,000
Wheelock Whitney         2,432            0                      0                   108,700
C. Angus Wurtele         2,457            0                      0                   109,900

Life Moneyshare

                                        Board Compensation

                                        Pension or             Estimated            Total Cash
                       Aggregate        Retirement             annual               compensation
                       compensation     benefits accrued       benefit on           from the IDS
Board member           from the fund    as Fund expenses*      retirement           MUTUAL FUND GROUP
---------------------- ---------------- ---------------------- -------------------- -------------------------
H. Brewster Atwater,   $   869          $0                     $0                   $ 83,100
Jr.
     (part of year)         953           0                      0                     96,600
Lynne V. Cheney
Robert F. Froehlke       1,102            0                      0                   103,800
Heinz F. Hutter          1,137            0                      0                   105,500
Anne P. Jones            1,182            0                      0                   110,800
Melvin R. Laird             969           0                      0                     97,800
Alan K. Simpson             593           0                      0                     62,400
     (part of year)
Edson W. Spencer         1,498            0                      0                   127,000
Wheelock Whitney         1,187            0                      0                   108,700
C. Angus Wurtele         1,212            0                      0                   109,900

Life Managed

                                        Board Compensation

                                        Pension or             Estimated            Total Cash
                       Aggregate        Retirement             annual               compensation
                       compensation     benefits accrued       benefit on           from the IDS
Board member           from the fund    as Fund expenses*      retirement           MUTUAL FUND GROUP
---------------------- ---------------- ---------------------- -------------------- -------------------------
H. Brewster Atwater,   $2,757           $0                     $0                   $ 83,100
Jr.
     (part of year)      3,383            0                      0                     96,600
Lynne V. Cheney
Robert F. Froehlke       3,445            0                      0                   103,800
Heinz F. Hutter          3,480            0                      0                   105,500
Anne P. Jones            3,655            0                      0                   110,800
Melvin R. Laird          3,399            0                      0                     97,800
Alan K. Simpson          2,169            0                      0                     62,400
     (part of year)
Edson W. Spencer         3,841            0                      0                   127,000
Wheelock Whitney         3,530            0                      0                   108,700
C. Angus Wurtele         3,555            0                      0                   109,900

On Aug. 31, 1997, the Fund's directors and officers as a group owned less than 1% of the outstanding shares.


*The Fund had a retirement plan for its independent board members. The plan was terminated April 30, 1996.

CUSTODIAN

The Funds' securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN, 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities with sub-custodians or in central depository systems as allowed by federal law.

INDEPENDENT AUDITORS


The Funds' financial statements contained in their Annual Report, as of and for the year ended Aug. 31, 1997, are audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. IDS Life has agreed that it will send a copy of this report and the Semiannual Report to every annuity contract owner having an interest in the funds. The independent auditors also provide other accounting and tax-related services as requested by the Funds.


FINANCIAL STATEMENTS


The Independent Auditors' Report and Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the 1997 Annual Report to the shareholders of Capital Resource, International Equity, Aggressive Growth, Special Income, Moneyshare and Managed Funds, pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, are hereby incorporated in this Statement of Additional Information by reference. No other portion of the Annual Report, however, is incorporated by reference.


PROSPECTUS


The prospectus dated Oct. 30, 1997, is hereby incorporated in this Statement of Additional Information by reference.

APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS AND ADDITIONAL INFORMATION ON INVESTMENT POLICIES FOR INVESTMENTS OF CAPITAL RESOURCE AND SPECIAL INCOME FUNDS

Bond ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price. Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C and D. Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB, B, CCC, CC, C and D.

Aaa/AAA - Judged to be of the best quality and carry the smallest degree of investment risk. Interest and principal are secure.

Aa/AA - Judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities.

A - Considered upper-medium grade. Protection for interest and principal is deemed adequate but may be susceptible to future impairment.

Baa/BBB - Considered medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations may have certain speculative characteristics.

Ba/BB - Considered to have speculative elements. The protection of interest and principal payments may be very moderate.

B - Lack characteristics of the desirable investments. There may be small assurance over any long period of time of the payment of interest and principal.

Caa/CCC - Are of poor standing. Such issues may be in default or there may be risk with respect to principal or interest.

Ca/CC - Represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C - Are obligations with a higher degree of speculation. These securities have major risk exposures to default.

D - Are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Fund's objectives and policies. When assessing the risk involved in each non-rated security, the Fund will consider the financial condition of the issuer or the protection afforded by the terms of the security.

Definitions of Zero-Coupon and Pay-In-Kind Securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

APPENDIX B

FOREIGN CURRENCY TRANSACTIONS FOR INVESTMENTS OF ALL FUNDS EXCEPT MONEYSHARE

Since investments in foreign companies usually involve currencies of foreign countries, and since the Fund may hold cash and cash-equivalent investments in foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies.

Spot Rates and Forward Contracts. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements. No commissions are charged at any stage for trades.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may suffer a substantial decline against another currency. It may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of such securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although such forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy put and write covered call options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium.

Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for the purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options

The Fund may enter into currency futures contracts to sell currencies. It also may buy put and write covered call options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations, including the limitation on the percentage of assets that may be used, described in the prospectus. All futures contracts are aggregated for purposes of the percentage limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the values of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will not use leverage in its options and futures strategies. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

APPENDIX C

DESCRIPTION OF MONEY MARKET SECURITIES

Certificates of Deposit -- A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited, plus interest, on the date specified on the certificate.

Time Deposit -- A time deposit is a non-negotiable deposit in a bank for a fixed period of time.

Bankers' Acceptances -- A bankers' acceptance arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. It is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Commercial  Paper  --  Commercial  paper  is  generally   defined  as  unsecured
short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from one day to nine months.

Commercial  paper rated A by  Standard & Poor's  Corporation  has the  following characteristics: Liquidity ratios are better than the industry average. Long-term senior debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services Inc. Issuers rated Prime are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following: (1) management; (2) economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas; (3) competition and customer acceptance of products; (4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Letters of Credit -- A letter of credit is a short-term note issued in bearer form with a bank letter of credit which provides that the bank pay to the bearer the amount of the note upon presentation.

U.S. Treasury Bills -- Treasury bills are issued with maturities of any period up to one year. Three-month and six-month bills are currently offered by the Treasury on 13-week and 26-week cycles respectively and are auctioned each week by the Treasury. Treasury bills are issued in book entry form and are sold only on a discount basis, i.e. the difference between the purchase price and the maturity value constitutes interest income for the investor. If they are sold before maturity, a portion of the income received may be a short-term capital gain.

U.S.  Government  Agency  Securities  --  Federal  agency  securities  are  debt
obligations  which  principally   result  from  lending  programs  of  the  U.S.
government. Housing and agriculture have traditionally been the principal beneficiaries of Federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

Repurchase Agreements -- A repurchase agreement involves the acquisition of securities by the Portfolio, with the concurrent agreement by a bank (or securities dealer if permitted by law or regulation), to reacquire the securities at the portfolio's cost, plus interest, within a specified time. The Portfolio thereby receives a fixed rate of return on this investment, one that is insulated from market and rate fluctuations during the holding period. In these transactions, the securities acquired by the Portfolio have a total value equal to or in excess of the value of the repurchase agreement and are held by the Portfolio's custodian until required. Pursuant to guidelines established by the Fund's board of directors, the creditworthiness of the other party to the transaction is considered and the value of those securities held as collateral is monitored to ensure that such value is maintained at the required level.

If AEFC becomes aware that a security owned by a Fund is downgraded below the second highest rating, AEFC will either sell the security or recommend to the Fund's board of directors why it should not be sold.

APPENDIX D

OPTIONS AND STOCK INDEX FUTURES CONTRACTS FOR INVESTMENTS OF CAPITAL RESOURCE, INTERNATIONAL EQUITY, AGGRESSIVE GROWTH AND MANAGED FUNDS

Capital Resource, International Equity, Aggressive Growth and Managed Funds may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The fund may enter into stock index futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures and on stock indexes. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses. Managed Fund also may enter into interest rate futures contracts - see Appendix E.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit a fund and its shareholders by improving the fund's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. They also may be used for investment. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, a fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by a fund for investment purposes. Options permit a fund to experience the change in the value of a security with a relatively small initial cash investment. The risk a fund assumes when it buys an option is the loss of the premium. To be beneficial to a fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and subsequent sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. Each Fund will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with each fund's goal.

'All options written by a fund will be covered. For covered call options, if a decision is made to sell the security, each fund will attempt to terminate the option contract through a closing purchase transaction.

'Each Fund will deal only in standard option contracts traded on national securities exchanges or those that may be quoted on NASDAQ (a system of price quotations developed by the National Association of Securities Dealers, Inc.)

'Each Fund will write options only as permitted under applicable laws or regulations, such as those that limit the amount of total assets subject to the options. Some regulations also affect the Custodian. When a covered option is written, the Custodian segregates the underlying securities, and issues a receipt. There are certain rules regarding banks issuing such receipts that may restrict the amount of covered call options written. Furthermore, each fund is limited to pledging not more than 15% of the cost of its total assets.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since each Fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Fund. The premium received upon writing the option is added to the proceeds received from the sale of the security. The Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis. Premiums received from writing outstanding options are included as a deferred credit in the Statement of Assets and Liabilities and adjusted daily to the current market value.

Options on many securities are listed on options exchanges. If a Fund writes listed options, it will follow the rules of the options exchange. The Custodian will segregate the underlying securities and issue a receipt. There are certain rules regarding issuing such receipts that may restrict the amount of covered call options written. Further the Funds are limited to pledging not more than 15% of the cost of their total assets. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

STOCK INDEX FUTURES CONTRACTS. Stock index futures contracts are commodity contracts listed on commodity exchanges. They currently include contracts on the Standard & Poor's 500 Stock Index (S&P 500 Index) and other broad stock market indexes such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index, as well as narrower sub-indexes such as the S&P 100 Energy Stock Index and the New York Stock Exchange Utilities Stock Index. A stock index assigns relative values to common stocks included in the index and the index fluctuates with the value of the common stocks so included.

A futures contract is a legal agreement between a buyer or seller and the clearinghouse of a futures exchange in which the parties agree to make a cash settlement on a specified future date in an amount determined by the stock index on the last trading day of the contract. The amount is a specified dollar amount (usually $100 or $500) multiplied by the difference between the index value on the last trading day and the value on the day the contract was struck.

For example, the S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500). Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. For example, excluding any transaction costs, if a fund enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the fund will gain $500 x (154-150) or $2,000. If the fund enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, the fund will lose $500 x (152-150) or $1,000.

Unlike the purchase or sale of an equity security, no price would be paid or received by the Fund upon entering into stock index futures contracts. However, the Fund would be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract value. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve borrowing funds by the Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good-faith deposit on the contract that is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called variation margin, to and from the broker would be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the contract more or less valuable, a process known as marking to market. For example, when a fund enters into a contract in which it benefits from a rise in the value of an index and the price of the underlying stock index has risen, the fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, if the price of the underlying stock index declines, the fund would be required to make a variation margin payment to the broker equal to the decline in value.

How These Funds Would Use Stock Index Futures Contracts. The Funds intend to use stock index futures contracts and related options for hedging and not for speculation. Hedging permits a fund to gain rapid exposure to or protect itself from changes in the market. For example, a fund may find itself with a high cash position at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, the Fund can obtain immediate exposure to the market and benefit from the beginning stages of a rally. The buying program can then proceed and once it is completed (or as it proceeds), the contracts can be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by entering into stock index futures contracts to sell units of an index and individual stocks can be sold over a longer period under cover of the resulting short contract position.

A Fund may enter into contracts with respect to any stock index or sub-index. To hedge the Fund's portfolio successfully, however, the fund must enter into contracts with respect to indexes or sub-indexes whose movements will have a significant correlation with movements in the prices of the Fund's individual portfolio securities.

Special Risks of Transactions in Stock Index Futures Contracts.

1. Liquidity. Each Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the fund. The Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to the Fund, and the Fund realizes a gain or a loss.

Positions in stock index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. For example, futures contracts transactions can currently be entered into with respect to the S&P 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Stock Index on the New York Futures Exchange and the Value Line Composite Stock Index on the Kansas City Board of Trade.

Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures contract position, and in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin. Such price movements, however, will be offset all or in part by the price movements of the securities subject to the hedge. Of course, there is no guarantee the price of the securities will correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

2. Hedging Risks. There are several risks in using stock index futures contracts as a hedging device. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions. Because of price distortion in the futures market and because of imperfect correlation between movements in stock indexes and movements in prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a short period.

Another risk arises because of imperfect correlation between movements in the value of the stock index futures contracts and movements in the value of securities subject to the hedge. If this occurred, a fund could lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, the investment manager believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indexes and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indexes whose movements it believes will have a significant correlation with movements in the value of the fund's portfolio securities sought to be hedged. It is also possible that if the Fund has hedged against a decline in the value of the stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stock which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS. Options on stock index futures contracts are similar to options on stock except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. If the option is closed instead of exercised, the holder of the option receives an amount that represents the amount by which the market price of the contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If the option does not appreciate in value prior to the exercise date, the fund will suffer a loss of the premium paid.

OPTIONS ON STOCK INDEXES. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Such options would be used in the same manner as options on futures contracts.

SPECIAL RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON STOCK INDEXES. As with options on stocks, the holder of an option on a stock index futures contract or on a stock index may terminate a position by selling an option covering the same contract or index and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. The funds will not purchase options unless the market for such options has developed sufficiently, so that the risks in connection with options are not greater than the risks in connection with stock index futures contracts transactions themselves. Compared to using futures contracts, purchasing options involves less risk to the funds because the maximum amount at risk is the premium paid for the options (plus transaction costs). There may be circumstances, however, when using an option would result in a greater loss to a fund than using a futures contract, such as when there is no movement in the level of the stock index.

TAX TREATMENT. As permitted under federal income tax laws, each Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and stock indexes is currently unclear, although the Funds' tax advisers currently believe marking to market is not required. Depending on developments, a fund may seek Internal Revenue Service (IRS) rulings clarifying questions concerning such treatment. Certain provisions of the Internal Revenue Code may also limit a fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, a fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

APPENDIX E

OPTIONS AND INTEREST RATE FUTURES CONTRACTS FOR INVESTMENTS OF SPECIAL INCOME AND MANAGED FUNDS

The Funds may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Fund may enter into interest rate futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses. Managed Fund also may enter into stock index futures contracts - see Appendix D.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a stock at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market value of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit a fund and its shareholders by improving the fund's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. They also may be used for investment. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by a fund for investment purposes. Options permit the fund to experience the change in the value of a security with a relatively small initial cash investment. The risk the fund assumes when it buys an option is the loss of the premium. To be beneficial to the fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. A fund will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the fund's goal.

'All options written by the fund will be covered. For covered call options if a decision is made to sell the security, the fund will attempt to terminate the option contract through a closing purchase transaction.

'The fund will write options only as permitted under applicable laws or regulations, such as those that limit the amount of total assets subject to the options.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since a fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the fund. The fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. They have been established by boards of trade which have been designated contract markets by the Commodity Futures Trading Commission (CFTC). Futures contracts trade on these markets in a manner similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through mortgage-backed securities, three-month U.S. Treasury bills and bank certificates of deposit. While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the fund immediately is paid the difference and realizes a gain. If the offsetting purchase price exceeds the sale price, the fund pays the difference and realizes a loss. Similarly, closing out a futures contract purchase is effected by the fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the fund realizes a gain, and if the offsetting sale price is less than the purchase price, the fund realizes a loss. At the time a futures contract is made, a good-faith deposit called initial margin is set up within a segregated account at the fund's custodian bank. The initial margin deposit is approximately 1.5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the fund would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract, in the case of a portfolio holding long-term debt securities, is to gain the benefit of changes in interest rates without actually buying or selling long-term debt securities. For example, if a fund owned long-term bonds and interest rates were expected to increase, it might enter into futures contracts to sell securities which would have much the same effect as selling some of the long-term bonds it owned. Futures contracts are based on types of debt securities referred to above, which have historically reacted to an increase or decline in interest rates in a fashion similar to the debt securities the fund owns. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the fund from declining as much as it otherwise would have. If, on the other hand, the fund held cash reserves and interest rates were expected to decline, the fund might enter into interest rate futures contracts for the purchase of securities. If short-term rates were higher than long-term rates, the ability to continue holding these cash reserves would have a very beneficial impact on the fund's earnings. Even if short-term rates were not higher, the fund would still benefit from the income earned by holding these short-term investments. At the same time, by entering into futures contracts for the purchase of securities, the fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the fund's cash reserves could then be used to buy long-term bonds on the cash market. The fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish the same result more easily and more quickly. Successful use of futures contracts depends on the investment manager's ability to predict the future direction of interest rates. If the investment manager's prediction is incorrect, the fund would have been better off had it not entered into futures contracts.

OPTIONS ON FUTURES CONTRACTS. Options give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the fund.

Risks. There are risks in engaging in each of the management tools described above. The risk a fund assumes when it buys an option is the loss of the premium paid for the option. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

The risk involved in writing options on futures contracts the fund owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The fund could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the fund's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, the fund might not be able to close the option because of insufficient activity in the options market.

A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the fund's portfolio securities. The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

Another risk is that the fund's investment manager could be incorrect in anticipating as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and interest rates declined instead, the fund would lose money on the sale.

TAX TREATMENT. As permitted under federal income tax laws, each fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes is currently unclear, although the funds' tax advisers currently believe marking to market is not required. Depending on developments, a fund may seek Internal Revenue Service (IRS) rulings clarifying questions concerning such treatment.

Certain provisions of the Internal Revenue Code may also limit a fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, a fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

APPENDIX F

MORTGAGE-BACKED SECURITIES AND ADDITIONAL INFORMATION ON INVESTMENT POLICIES FOR ALL FUNDS EXCEPT MONEYSHARE

GNMA Certificates

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. GNMA certificates are mortgage-backed securities of the modified pass-through type, which means that both interest and principal payments (including prepayments) are passed through monthly to the holder of the certificate. Each certificate evidences an interest in a specific pool of mortgage loans insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these certificates. GNMA is empowered to borrow without limitation from the U.S. Treasury, if necessary, to make such payments.

Underlying Mortgages of the Pool. Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of 1-4 member family homes. The terms and characteristics of the mortgage instruments generally are uniform within a pool but may vary among pools. For example, in addition to fixed-rate fixed-term mortgages, the Fund may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types.

All servicers apply standards for qualification to local lending institutions which originate mortgages for the pools. Servicers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Average Life of GNMA Certificates. The average life of GNMA certificates varies with the maturities of the underlying mortgage instruments which have maximum maturities of 30 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments or refinancing of such mortgages. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest.

As prepayment rates vary widely, it is not possible to accurately predict the average life of a particular pool. It is customary in the mortgage industry in quoting yields on a pool of 30-year mortgages to compute the yield as if the pool were a single loan that is amortized according to a 30-year schedule and that is prepaid in full at the end of the 12th year. For this reason, it is standard practice to treat GNMA certificates as 30-year mortgage-backed securities which prepay fully in the 12th year.

Calculation of Yields. Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption.

Actual pre-payment experience may cause the yield to differ from the assumed average life yield. When mortgage rates drop, pre-payments will increase, thus reducing the yield. Reinvestment of pre-payments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a fund. The compounding effect from reinvestments of monthly payments received by the fund will increase the yield to shareholders compared to bonds that pay interest semi-annually. The yield also may be affected if the certificate was issued at a premium or discount, rather than at par. This also applies after issuance to certificates trading in the secondary market at a premium or discount.

"When-Issued" GNMA Certificates. Some U.S. government securities may be purchased on a "when-issued" basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to the fund. Payment and interest terms, however, are fixed at the time the purchaser enters into the commitment. However, the yield on a comparable GNMA certificate when the transaction is consummated may vary from the yield on the GNMA certificate at the time that the when-issued transaction was made. A fund does not pay for the securities or start earning interest on them until the contractual settlement date. When-issued securities are subject to market fluctuations and they may affect the fund's gross assets the same as owned securities.

Market for GNMA Certificates. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA certificates a highly liquid instrument. Prices of GNMA certificates are readily available from securities dealers and depend on, among other things, the level of market interest rates, the certificate's coupon rate and the prepayment experience of the pool of mortgages underlying each certificate.

Stripped mortgage-backed securities. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

Managed and Special Income Funds may invest in securities called "inverse floaters". Inverse floaters are created by underwriters using the interest payments on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. What is left over, less a servicing fee, is paid to holders of the inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

All Funds except Moneyshare may purchase some securities in advance of when they are issued. Price and rate of interest are set on the date the commitments are given but no payment is made or interest earned until the date the securities are issued, usually within two months, but other terms may be negotiated. The commitment requires the Fund to buy the security when it is issued so the commitment is valued daily the same way as owning a security would be valued. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. The Fund may sell the commitment just like it can sell a security. Frequently, the Fund has the opportunity to sell the commitment back to the institution that plans to issue the security and at the same time enter into a new commitment to purchase a when-issued security in the future. For rolling its commitment forward, the portfolio realizes a gain or loss on the sale of the current commitment or receives a fee for entering into the new commitment.

Managed and Special Income Funds may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. MBS spread options are traded in the OTC market and are of short duration, typically one to two months. The portfolio would buy or sell covered MBS call spread options in situations where mortgage-backed securities are expected to under perform like-duration Treasury securities.

APPENDIX G

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the unit value or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more units will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the units lower than the average price of units purchased, although there is no guarantee.

While this technique does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many contract owners who can continue investing through changing market conditions including times when the price of their units falls or the market declines, to accumulate units to meet long term goals.

Dollar-cost averaging

Regular         Market Value of an                               Accumulation
Investment      Accumulation Unit                                Units Acquired

 $100                          $  6                                  16.7
  100                             4                                  25.0
  100                             4                                  25.0
  100                             6                                  16.7
  100                             5                                  20.0
 $500                           $25                                 103.4

Average market price of an accumulation unit over 5 periods:
$5 ($25 divided by 5).
The average price you paid for each accumulation unit:
$4.84 ($500 divided by 103.4).




      Independent auditors' report

      Section start title


      The board and shareholders

      IDS Life Investment Series, Inc.
            IDS Life Capital Resource Fund
            IDS Life International Equity Fund
            IDS Life Aggressive Growth Fund
            IDS Life Growth Dimensions Fund
      IDS Life Special Income Fund, Inc.
            IDS Life Special Income Fund
            IDS Life Global Yield Fund
            IDS Life Income Advantage Fund
      IDS Life Moneyshare Fund, Inc.
      IDS Life Managed Fund, Inc.:

      We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of IDS Life Capital Resource Fund, IDS Life International Equity Fund, IDS Life Aggressive Growth Fund, IDS Life Growth Dimensions Fund, (funds within IDS Life Investment Series, Inc.), IDS Life Special Income Fund, IDS Life Global Yield Fund, IDS Life Income Advantage Fund, (funds within IDS Special Income Fund, Inc.), IDS Life Moneyshare Fund, Inc. and IDS Life Managed Fund, Inc. as of August 31, 1997, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended August 31, 1997 (for the year ended August 31, 1997 and the period from May 1, 1996, commencement of operations, to August 31, 1996 for IDS Life Global Yield Fund, IDS Life Growth Dimensions Fund and IDS Life Income Advantage Fund). We have also audited the financial highlights for each of the periods presented under the caption "financial highlights" in the prospectus. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, and securities on loan, we request confirmations from brokers and, where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of IDS Life Capital Resource Fund, IDS Life International Equity Fund, IDS Life Aggressive Growth Fund, IDS Life Growth Dimensions Fund, IDS Life Special Income Fund, IDS Life Global Yield Fund, IDS Life Income Advantage Fund, IDS Life Moneyshare Fund, Inc., and IDS Life Managed Fund, Inc. at August 31, 1997 and the results of their operations, the changes in their net assets, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

      KPMG Peat Marwick LLP
      Minneapolis, Minnesota
      October 3, 1997

      (This annual report is not part of the prospectus.)


      Financial statements


      Statements of assets and liabilities
      Retirement Annuity Mutual Funds
      Aug. 31, 1997


                                  Assets
                                                                          Capital               Special                 Managed
                                                                         Resource                Income                    Fund
                                                                             Fund                  Fund
Investments in securities, at value (Note 1):
      (identified cost, $3,980,733,551; $1,889,664,358
      and $3,639,926,267, respectively)                            $4,891,433,490        $1,946,572,667          $4,568,716,057
 Cash in bank on demand deposit                                           302,428                    --                      --
 Receivable for investment securities sold                             30,594,896            44,130,752              31,907,719
 Dividends and accrued interest receivable                              3,923,061            28,166,638              22,291,766
 Unrealized appreciation on foreign currency contracts
      held, at value (Notes 1 and 4)                                       61,480                    --                      --
 U.S. government securities held as collateral for
      securities loaned (Note 5)                                               --            24,146,993                 551,386
 Receivable (for capital stock sold) from:
      IDS Life accounts                                                   193,848             6,566,682              15,900,392
      IDS Life of New York accounts                                        35,022               391,520               1,036,150
                                                                           ------               -------               ---------
 Total assets                                                       4,926,544,225         2,049,975,252           4,640,403,470
                                                                    -------------         -------------           -------------
                                  Liabilities
 Disbursements in excess of cash on demand deposit                             --               547,023               1,221,267
 Dividends payable to shareholders (Note 1)                             5,993,053            10,678,759              26,406,711
 Payable for investment securities purchased                           30,675,361            51,578,563              31,461,569
 Accrued investment management and services fee                         2,565,142               997,790               2,237,998
 Payable upon return of securities loaned (Note 5)                     12,875,400            62,764,368             131,622,136
 Payable (for capital stock redeemed) to:
      IDS Life accounts                                                 7,229,054                    --                      --
      IDS Life of New York accounts                                       339,704                    --                      --
 Other accrued expenses                                                   275,434                91,135                 213,352
 Open option contracts written, at value
      (premium received, $1,793,640 for Managed Fund) (Note 8)                 --                    --               2,638,125
                                                                                                                      ---------
 Total liabilities                                                     59,953,148           126,657,638             195,801,158
 Net assets applicable to outstanding capital stock                $4,866,591,077        $1,923,317,614          $4,444,602,312
                                                                   ==============        ==============          ==============

                                  Represented by
 Capital stock -- $.01 par value ($.001 for
      Managed Fund) (Note 1)                                       $    1,739,882        $    1,603,982          $      235,536
 Additional paid-in capital                                         3,893,609,793         1,826,975,405           3,169,484,036
 Undistributed (excess of distributions over)
      net investment income                                             1,511,741             2,658,045              (2,919,030)
 Accumulated net realized gain (loss) (Note 1)                         59,030,297            35,367,126             349,842,639
 Unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign
      currencies (Note 7)                                             910,699,364            56,713,056             927,959,131
                                                                      -----------            ----------             -----------
 Total-- representing net assets applicable to outstanding
      capital stock                                                $4,866,591,077        $1,923,317,614          $4,444,602,312
                                                                   ==============        ==============          ==============
 Shares outstanding                                                   173,988,176           160,398,174             235,535,537
                                                                      -----------           -----------             -----------
 Net asset value per share of outstanding capital stock            $        27.97        $        11.99          $        18.87
                                                                  ---------------        --------------          --------------

See accompanying notes to financial statements.

(This annual report is not part of the prospectus.)


      Financial statements

      Statements of assets and liabilities (continued)
      Retirement Annuity Mutual Funds
      Aug. 31, 1997

                                  Assets
                                                                       Moneyshare        International               Aggressive
                                                                             Fund               Equity                   Growth
                                                                                                  Fund                     Fund
 Investments in securities, at value (Note 1):
 Investments in securities of unaffiliated
      issuers (identified cost, $424,442,329;
      $2,088,502,822 and $1,972,833,122, respectively)               $424,442,329       $2,328,905,486           $2,383,342,188
 Investments in securities of affiliated issuers
      (identified cost, $19,447,426 for Aggressive Growth Fund)                --                   --               26,373,000
 Cash in bank on demand deposit                                            78,871              728,811                   24,059
 Receivable for investment securities sold                                     --           21,351,133               70,658,928
 Dividends and accrued interest receivable                                477,569            8,733,453                  722,925
 Unrealized appreciation on foreign currency contracts
      held, at value (Notes 1 and 4)                                           --                  245                       --
 Receivable (for capital stock sold) from:
      IDS Life accounts                                                 1,273,506            5,339,786                  318,435
      IDS Life of New York accounts                                        67,000              346,078                   27,330
                                                                           ------              -------                   ------
 Total assets                                                         426,339,275        2,365,404,992            2,481,466,865
                                                                      -----------        -------------            -------------
                                  Liabilities
 Dividends payable to shareholders (Note 1)                             1,711,510            9,639,173                  428,574
 Payable for investment securities purchased                                   --              952,778               41,298,250
 Accrued investment management and services fee                           181,283            1,554,698                1,246,731
 Unrealized depreciation on foreign currency
      contracts held, at value (Notes 1 and 4)                                 --              214,557                   24,996
 Payable upon return of securities loaned (Note 5)                             --          247,741,700                5,080,000
 Payable (for capital stock redeemed) to:
      IDS Life accounts                                                 2,702,102                1,498                4,110,458
      IDS Life of New York accounts                                       361,609                   --                  259,319
 Other accrued expenses                                                    33,993              325,356                  183,987
 Open option contracts written, at value
      (premium received, $1,388,808 for Aggressive
      Growth Fund) (Note 8)                                                    --                   --                1,407,125
                                                                                                                      ---------
 Total liabilities                                                      4,990,497           260,429,760              54,039,440
                                                                        ---------           -----------              ----------
 Net assets applicable to outstanding capital stock                  $421,348,778        $2,104,975,232          $2,427,427,425
                                                                     ============        ==============          ==============

                                  Represented by
 Capital stock-- $.01 par value (Note 1)                           $    4,213,830        $    1,494,478          $    1,414,035
 Additional paid-in capital                                           417,135,508         1,835,224,846           1,798,310,205
 Undistributed (excess of distributions over)
      net investment income                                                    80               710,710                      45
 Accumulated net realized gain (loss) (Note 1)                               (640)           27,126,580             210,301,519
 Unrealized appreciation (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies                          --           240,418,618             417,401,621
                                                                                            -----------             -----------
 Total-- representing net assets applicable to outstanding
      capital stock                                                $  421,348,778        $2,104,975,232          $2,427,427,425
                                                                   ==============        ==============          ==============
 Shares outstanding                                                   421,383,025           149,447,811             141,403,480
                                                                      -----------           -----------             -----------
 Net asset value per share of outstanding capital stock            $         1.00        $        14.09          $        17.17
                                                                   --------------        --------------          --------------

See accompanying notes to financial statements.

(This annual report is not part of the prospectus.)


      Statements of assets and liabilities (continued)
      Retirement Annuity Mutual Funds
      Aug. 31, 1997

                                  Assets
                                                                               Global                Growth                  Income
                                                                                Yield            Dimensions               Advantage
                                                                                 Fund                  Fund                    Fund
 Investments in securities, at value (Note 1):
      (identified cost, $117,728,549;
      $1,134,607,460 and $304,285,101, respectively)                     $118,241,227        $1,310,707,304            $313,301,079
 Cash in bank on demand deposit                                             1,060,848               150,145                      --
 Receivable for investment securities sold                                         --             4,186,017                 186,193
 Dividends and accrued interest receivable                                  1,641,436             1,963,661               5,690,732
 Unrealized appreciation on foreign currency
      contracts held, at value (Notes 1 and 4)                                 23,220                    --                      --
 U.S. government securities held as collateral for
      securities loaned (Note 5)                                                   --             6,958,705                      --
 Receivable (for capital stock sold) from:
      IDS Life accounts                                                        87,176             6,351,154               3,271,724
      IDS Life of New York accounts                                         1,059,787               400,423                 230,387
                                                                            ---------               -------                 -------
 Total assets                                                             122,113,694         1,330,717,409             322,680,115
                                                                          -----------         -------------             -----------
                                  Liabilities
 Disbursements in excess of cash on demand deposit                                 --                    --                   7,527
 Dividends payable to shareholders (Note 1)                                   280,313             2,909,732               2,159,728
 Payable for investment securities purchased                                1,273,853            10,010,815                      45
 Accrued investment management and services fee                                82,101               704,144                 161,948
 Unrealized depreciation on foreign currency
      contracts held, at value (Notes 1 and 4)                                 28,162                    --                      --
 Payable upon return of securities loaned (Note 5)                          1,250,000            10,201,705                      --
 Other accrued expenses                                                        21,542                64,029                  33,571
                                                                               ------                ------                  ------
 Total liabilities                                                          2,935,971            23,890,425               2,362,819
                                                                            ---------            ----------               ---------
 Net assets applicable to outstanding capital stock                      $119,177,723        $1,306,826,984            $320,317,296
                                                                         ============        ==============            ============

                                  Represented by
 Capital stock-- $.01 par value (Note 1)                                 $    115,537        $    1,008,870            $    308,199
 Additional paid-in capital                                               118,180,355         1,141,451,120             309,109,278
 Undistributed (excess of distributions over)
      net investment income                                                     6,277                    (8)                (65,666)
 Accumulated net realized gain (loss) (Notes 1 and 9)                         425,883           (11,732,842)              1,949,507
 Unrealized appreciation (depreciation) on investments and on
      translation of assets and liabilities in foreign currencies             449,671           176,099,844               9,015,978
                                                                              -------           -----------               ---------
 Total-- representing net assets applicable to outstanding
      capital stock                                                      $119,177,723        $1,306,826,984            $320,317,296
                                                                         ============        ==============            ============
 Shares outstanding                                                        11,553,714           100,887,023              30,819,905
                                                                           ----------           -----------              ----------
 Net asset value per share of outstanding capital stock                  $      10.32        $        12.95            $      10.39
                                                                         ------------        --------------            ------------

See accompanying notes to financial statements.

(This annual report is not part of the prospectus.)


      Financial statements

      Statements of operations
      Retirement Annuity Mutual Funds
      Year ended Aug. 31, 1997

                 Investment income
                                                                           Capital                Special                 Managed
                                                                          Resource                 Income                    Fund
                                                                              Fund                   Fund
 Income:
 Dividends (including $435,835 and $145,750 earned from affiliates
      for Capital Resource and Managed Fund, respectively)           $   44,674,562         $     474,635           $  34,600,019
 Interest                                                                14,067,291           150,977,479              97,389,698
      Less: Foreign taxes withheld                                         (272,964)              (11,455)                (71,871)
                                                                           --------               -------                 -------
 Total income                                                            58,468,889           151,440,659             131,917,846
                                                                         ----------           -----------             -----------
 Expenses (Note 2):
 Investment management services fee                                      27,562,075            11,582,416              23,778,006
 Administrative services fees and expenses                                1,953,742               940,788               1,169,827
 Custodian fees and expenses                                                604,179               264,656                 295,211
 Compensation of board members and officers                                  40,064                26,687                  26,786
 Printing and postage                                                       478,654               139,786                 372,567
 Audit fees                                                                  21,500                22,500                  20,000
 Other                                                                       71,907                16,433                  66,878
                                                                             ------                ------                  ------
 Total expenses                                                          30,732,121            12,993,266              25,729,275
                                                                         ----------            ----------              ----------
 Investment income (loss)-- net                                          27,736,768           138,447,393             106,188,571
                                                                         ----------           -----------             -----------

                 Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
      Security transactions (including $134,318,039 realized
         loss and $2,894,485 realized gain on sale of
         affiliated issuers for Capital Resource and
         Managed Fund, respectively) (Note 3)                            64,475,744            43,978,029             348,491,781
      Financial futures contracts (Note 7)                                       --            (8,426,777)               (783,611)
      Foreign currency transactions                                             264                17,027                   8,186
      Option contracts written (Note 8)                                          --               821,356               2,007,460
                                                                                                  -------               ---------
 Net realized gain (loss) on investments                                 64,476,008            36,389,635             349,723,816
 Net change in unrealized appreciation (depreciation)
      on investments and on translation of assets and liabilities
      in foreign currencies                                           1,057,213,832            48,544,163             533,911,315
                                                                      -------------            ----------             -----------
 Net gain (loss) on investments and foreign currencies                1,121,689,840            84,933,798             883,635,131
                                                                      -------------            ----------             -----------
 Net increase (decrease) in net assets resulting from
      operations                                                     $1,149,426,608          $223,381,191            $989,823,702
                                                                     ==============          ============            ============

See accompanying notes to financial statements.


(This annual report is not part of the prospectus.)

      Statements of operations (continued)
      Retirement Annuity Mutual Funds
      Year ended Aug. 31, 1997


                Investment income
                                                                        Moneyshare         International              Aggressive
                                                                              Fund                Equity                  Growth
                                                                                                    Fund                    Fund
 Income:
 Dividends                                                         $            --         $  42,877,831          $    7,822,483
 Interest                                                               20,122,843             7,526,377              17,045,569
      Less: Foreign taxes withheld                                              --            (4,207,743)                (14,613)
                                                                                              ----------                 -------
 Total income                                                           20,122,843            46,196,465              24,853,439
                                                                        ----------            ----------              ----------
 Expenses (Note 2):
 Investment management services fee                                      1,845,243            16,844,405              13,049,949
 Administrative services fees and expenses                                 119,266               963,406               1,005,722
 Custodian fees and expenses                                                44,493             1,699,611                 326,936
 Compensation of board members and officers                                 11,878                20,502                  22,594
 Printing and postage                                                       30,410               191,324                 212,633
 Audit fees                                                                 16,000                19,500                  16,500
 Other                                                                      10,149                40,430                  17,015
                                                                            ------                ------                  ------
 Total expenses                                                          2,077,439            19,779,178              14,651,349
                                                                         ---------            ----------              ----------
 Investment income (loss)-- net                                         18,045,404            26,417,287              10,202,090
                                                                        ==========            ==========              ==========

                Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
      Security transactions (including $4,391,759 realized loss
         on investments of affiliated issuers for Aggressive
         Growth Fund) (Note 3)                                                  75            29,339,612             210,634,853
      Foreign currency transactions                                             --            (1,167,393)                    665
      Option contracts written (Note 8)                                         --                    --                 778,910
                                                                                                                         -------
 Net realized gain (loss) on investments                                        75            28,172,219             211,414,428
 Net change in unrealized appreciation (depreciation)
      on investments and on translation of assets and liabilities
      in foreign currencies                                                     --           124,342,284             167,575,911
                                                                                             -----------             -----------
 Net gain (loss) on investments and foreign currencies                          75           152,514,503             378,990,339
                                                                                --           -----------             -----------
 Net increase (decrease) in net assets resulting from operations       $18,045,479          $178,931,790            $389,192,429
                                                                       ===========          ============            ============

See accompanying notes to financial statements.


(This annual report is not part of the prospectus.)

      Financial statements

      Statements of operations (continued)
      Retirement Annuity Mutual Funds
      Year ended Aug. 31, 1997


              Investment income
                                                                Global                Growth                  Income
                                                                 Yield            Dimensions               Advantage
                                                                  Fund                  Fund                    Fund
 Income:
 Dividends                                               $          --        $    7,954,434           $     484,593
 Interest                                                    4,590,818             4,945,738              16,033,475
      Less: Foreign taxes withheld                             (12,536)              (45,109)                     --
                                                               -------               -------
 Total income                                                4,578,282            12,855,063              16,518,068
                                                             ---------            ----------              ----------
 Expenses (Note 2):
 Investment management services fee                            576,997             4,581,562               1,070,942
 Administrative services fees and expenses                      42,185               362,696                  85,830
 Custodian fees and expenses                                    20,296               253,733                     776
 Compensation of board members and officers                     15,225                13,625                  10,090
 Printing and postage                                            3,494                25,275                   4,982
 Audit fees                                                     13,000                15,000                  14,000
 Other                                                           1,791                 4,290                      --
                                                                 -----                 -----
 Total expenses                                                672,988             5,256,181               1,186,620
                                                               -------             ---------               ---------
 Investment income (loss)-- net                              3,905,294             7,598,882              15,331,448
                                                             ---------             ---------              ----------

              Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
      Security transactions (Note 3)                           (76,735)          (11,294,834)              1,950,076
      Foreign currency transactions                           (652,033)                   --                      --
                                                              --------
 Net realized gain (loss) on investments                      (728,768)          (11,294,834)              1,950,076
 Net change in unrealized appreciation (depreciation)
      on investments and on translation of assets and
      liabilities in foreign currencies                        320,947           176,292,119               9,362,691
                                                               -------           -----------               ---------
 Net gain (loss) on investments and foreign currencies        (407,821)          164,997,285              11,312,767
                                                              --------           -----------              ----------
 Net increase (decrease) in net assets resulting from
      operations                                            $3,497,473          $172,596,167             $26,644,215
                                                            ==========          ============             ===========
See accompanying notes to financial statements.


(This annual report is not part of the prospectus.)


      Statements of changes in net assets
      Retirement Annuity Mutual Funds
      Year ended Aug. 31,


              Operations and distributions                          1997                 1996                1997              1996
                                                                   Capital Resource Fund                  Special Income Fund
 Investment income (loss)-- net                           $   27,736,768       $   49,437,780     $   138,447,393    $  140,371,676
 Net realized gain (loss) on investments                      64,476,008          679,462,201          36,389,635        32,869,470
 Net change in unrealized appreciation
      (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies      1,057,213,832         (494,927,652)         48,544,163       (49,126,958)
 Net increase (decrease) in net assets resulting
      from operations                                      1,149,426,608          233,972,329         223,381,191       124,114,188
 Distributions to shareholders from:
      Net investment income                                  (25,649,850)         (47,593,459)       (136,327,556)     (135,814,306)
      Net realized gain                                     (671,576,858)         (10,771,339)        (11,869,083)               --
      Excess distributions of net investment
          income (Note 1)                                     (2,087,182)          (1,869,994)         (1,098,015)               --
 Total distributions                                        (699,313,890)         (60,234,792)       (149,294,654)     (135,814,306)

             Capital share transactions (Note 6)
 Proceeds from sales                                          93,527,775          410,478,022          80,830,509       214,108,604
 Reinvested distributions at net asset value                 699,313,890           60,234,792         149,294,654       135,814,306
 Payments for redemptions                                   (748,232,170)        (117,295,599)       (292,741,712)     (129,574,450)
 Increase (decrease) in net assets from capital
      share transactions                                      44,609,495          353,417,215         (62,616,549)      220,348,460
 Total increase (decrease) in net assets                     494,722,213          527,154,752          11,469,988       208,648,342
 Net assets at beginning of period                         4,371,868,864        3,844,714,112       1,911,847,626     1,703,199,284
 Net assets at end of period                              $4,866,591,077       $4,371,868,864      $1,923,317,614    $1,911,847,626
 Undistributed (excess of distributions over)
      net investment income                               $    1,511,741       $   (2,086,918)     $    2,658,045    $   (2,119,837)
See accompanying notes to financial statements.

(This annual report is not part of the prospectus.)


      Financial statements

      Statements of changes in net assets (continued)
      Retirement Annuity Mutual Funds
      Year ended Aug. 31,

            Operations and distributions                             1997               1996           1997               1996
                                                                      Managed Fund                     Moneyshare Fund
 Investment income (loss)-- net                            $  106,188,571     $   98,305,594  $  18,045,404      $  12,658,921
 Net realized gain (loss) on investments                      349,723,816        275,882,292             75                325
 Net change in unrealized appreciation
      (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies         533,911,315        (34,119,724)            --                 --
                                                              -----------        -----------
 Net increase (decrease) in net assets resulting
      from operations                                         989,823,702        340,068,162     18,045,479         12,659,246
                                                              -----------        -----------     ----------         ----------
 Distributions to shareholders from:
      Net investment income                                  (103,963,520)       (97,692,300)   (18,045,405)       (12,658,921)
      Net realized gain                                      (229,851,535)                --             --                 --
      Excess distributions of net investment
          income (Note 1)                                      (2,233,237)          (784,045)            --                 --
                                                               ----------           --------
 Total distributions                                         (336,048,292)       (98,476,345)   (18,045,405)       (12,658,921)
                                                             ------------        -----------    -----------        -----------

            Capital share transactions (Note 6)
 Proceeds from sales                                          165,143,091        203,558,285    381,728,848        247,288,271
 Reinvested distributions at net asset value                  336,048,292         98,476,345     18,045,405         12,658,921
 Payments for redemptions                                    (192,281,775)      (105,925,809)  (266,545,406)      (198,768,626)
                                                             ------------       ------------   ------------       ------------
 Increase (decrease) in net assets from capital share
      transactions                                            308,909,608        196,108,821    133,228,847         61,178,566
                                                              -----------        -----------    -----------         ----------
 Total increase (decrease) in net assets                      962,685,018        437,700,638    133,228,921         61,178,891
 Net assets at beginning of period                          3,481,917,294      3,044,216,656    288,119,857        226,940,966
                                                            -------------      -------------    -----------        -----------
 Net assets at end of period                               $4,444,602,312     $3,481,917,294   $421,348,778       $288,119,857
                                                           ==============     ==============   ============       ============
 Undistributed (excess of distributions over)
      net investment income                                $   (2,919,030)    $   (2,225,051)  $         80       $       (714)
                                                           --------------     --------------   ------------       ------------

See accompanying notes to financial statements.

(This annual report is not part of the prospectus.)

      Statements of changes in net assets (continued)
      Retirement Annuity Mutual Funds
      Year ended Aug. 31,


            Operations and distributions                              1997              1996               1997             1996
                                                                 International Equity Fund             Aggressive Growth Fund
 Investment income (loss)-- net                            $    26,417,287  $     21,510,160     $   10,202,090   $   11,060,108
 Net realized gain (loss) on investments                        28,172,219        89,338,162        211,414,428      243,201,058
 Net change in unrealized appreciation
      (depreciation) of investments and on translation
      of assets and liabilities in foreign currencies          124,342,284        33,859,236        167,575,911      (79,505,605)
                                                               -----------        ----------        -----------      -----------
 Net increase (decrease) in net assets resulting from
      operations                                               178,931,790       144,707,558        389,192,429      174,755,561
                                                               -----------       -----------        -----------      -----------
 Distributions to shareholders from:
      Net investment income                                    (24,686,010)      (15,453,784)       (10,201,144)     (11,052,242)
      Net realized gain                                        (39,674,522)      (23,947,543)      (213,792,618)              --
      Excess distributions of net investment
          income (Note 1)                                         (611,057)      (18,917,064)                --           (7,244)
                                                                  --------       -----------                              ------
 Total distributions                                           (64,971,589)      (58,318,391)      (223,993,762)     (11,059,486)
                                                               -----------       -----------       ------------      -----------
            Capital share transactions (Note 6)
 Proceeds from sales                                           187,607,054       335,601,053        221,900,102      388,624,475
 Reinvested distributions at net asset value                    64,971,589        58,318,391        223,993,762       11,059,486
 Payments for redemptions                                     (136,014,005)      (47,735,823)      (124,759,988)     (34,177,762)
                                                              ------------       -----------       ------------      -----------
 Increase (decrease) in net assets from capital share
      transactions                                             116,564,638       346,183,621        321,133,876      365,506,199
                                                               -----------       -----------        -----------      -----------
 Total increase (decrease) in net assets                       230,524,839       432,572,788        486,332,543      529,202,274
 Net assets at beginning of period                           1,874,450,393     1,441,877,605      1,941,094,882    1,411,892,608
                                                             -------------     -------------      -------------    -------------
 Net assets at end of period                                $2,104,975,232    $1,874,450,393     $2,427,427,425   $1,941,094,882
                                                            ==============    ==============     ==============   ==============
 Undistributed (excess of distributions over)
      net investment income                                 $      710,710    $   (1,731,277)    $           45   $       (9,476)
                                                            --------------    --------------     --------------   --------------

See accompanying notes to financial statements.

(This annual report is not part of the prospectus.)


      Financial statements

      Statements of changes in net assets (continued)
      Retirement Annuity Mutual Funds


            Operations and distributions
                                                                   Global Yield                   Growth Dimensions Fund
                                                                          For the period                        For the period
                                                           Year ended   from May 1, 1996*        Year ended   from May 1, 1996*
                                                        Aug. 31, 1997   to Aug. 31, 1996      Aug. 31, 1997   to Aug. 31, 1996
 Investment income (loss)-- net                        $    3,905,294      $     154,190    $     7,598,882       $    413,128
 Net realized gain (loss) on investments and
      foreign currencies                                     (728,768)            (3,709)       (11,294,834)          (438,008)
 Net change in unrealized appreciation
      (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies         320,947            128,724        176,292,119           (192,275)
                                                              -------            -------        -----------           --------
 Net increase (decrease) in net assets resulting
      from operations                                       3,497,473            279,205        172,596,167           (217,155)
                                                            ---------            -------        -----------           --------
 Distributions to shareholders from:
      Net investment income                                (2,750,769)          (144,078)        (7,598,890)          (413,128)
                                                           ----------           --------         ----------           --------

            Capital share transactions (Note 6)
 Proceeds from sales                                       95,993,878         20,834,514        971,525,218        171,304,119
 Reinvested distributions at net asset value                2,750,769            144,078          7,598,890            413,128
 Payments for redemptions                                  (1,244,579)          (182,768)        (8,114,944)          (266,421)
                                                           ----------           --------         ----------           --------
 Increase (decrease) in net assets from capital share
      transactions                                         97,500,068         20,795,824        971,009,164        171,450,826
                                                           ----------         ----------        -----------        -----------
 Total increase (decrease) in net assets                   98,246,772         20,930,951      1,136,006,441        170,820,543
 Net assets at beginning of period                         20,930,951                 --        170,820,543                 --
                                                           ----------                           -----------
 Net assets at end of period                             $119,177,723        $20,930,951     $1,306,826,984       $170,820,543
                                                         ============        ===========     ==============       ============
 Undistributed (excess of distributions over)
      net investment income                              $      6,277        $        --     $           (8)      $        --
                                                         ------------        -----------     --------------       ------------

*Commencement of operations.

See accompanying notes to financial statements.

(This annual report is not part of the prospectus.)

      Statements of changes in net assets (continued)
      Retirement Annuity Mutual Funds


            Operations and distributions
                                                                       Income Advantage Fund
                                                                                        For the period
                                                               Year ended             from May 1, 1996*
                                                            Aug. 31, 1997             to Aug. 31, 1996
 Investment income (loss)-- net                             $  15,331,448                $     582,774
 Net realized gain (loss) on investments                        1,950,076                      (66,235)
 Net change in unrealized appreciation
      (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies           9,362,691                     (346,713)
                                                                ---------                     --------
 Net increase (decrease) in net assets
      resulting from operations                                26,644,215                      169,826
                                                               ----------                      -------
 Distributions to shareholders from:
      Net investment income                                   (15,331,448)                    (582,774)
                                                              -----------                     --------

           Capital share transactions (Note 6)
 Proceeds from sales                                          247,490,767                   48,762,664
 Reinvested distributions at net asset value                   15,331,448                      582,774
 Payments for redemptions                                      (2,655,838)                     (94,338)
                                                               ----------                      -------
 Increase (decrease) in net assets from capital share
      transactions                                            260,166,377                   49,251,100
                                                              -----------                   ----------
 Total increase (decrease) in net assets                      271,479,144                   48,838,152
 Net assets at beginning of period                             48,838,152                           --
                                                               ----------
 Net assets at end of period                                 $320,317,296                  $48,838,152
                                                             ============                  ===========
 Undistributed (excess of distributions over)
      net investment income                                  $    (65,666)                 $    (2,641)
                                                             ------------                  -----------

*Commencement of operations.

See accompanying notes to financial statements.


(This annual report is not part of the prospectus.)

      Notes to financial statements

      Retirement Annuity Mutual Funds

  1

Summary of significant
accounting policies

      Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, (non-diversified for Global Yield) open-end management investment company. Each Fund has 10 billion authorized shares of capital stock.

      The investment objectives of each Fund are as follows:

            Capital Resource invests primarily in U.S. common stocks;

            Special Income invests primarily in investment grade bonds;

            Managed invests in stocks, convertible securities, bonds and money market instruments;

            Moneyshare invests in money market securities;

            International Equity invests primarily in common stocks of foreign issuers;

            Aggressive Growth invests primarily in stocks of small- and medium-sized companies;

            Global Yield invests primarily in debt securities of U.S. and foreign issuers;

            Growth Dimensions invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth; and

            Income Advantage invests primarily in long-term, high-yielding, high-risk debt securities below investment grade issued by U.S. and foreign corporations.

      Shares of each Fund are sold through the purchase of an annuity contract offered by IDS Life Insurance Company (IDS Life) or its affiliates.

      The significant accounting policies followed by the Funds are summarized as follows:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities in all Funds, except Moneyshare Fund, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in Moneyshare Fund are valued at amortized cost which approximates market value in order to maintain a constant net asset value of $1 per share.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Funds, except Moneyshare Fund, may buy and sell put and call options and write covered call options on portfolio securities and write cash-secured puts. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

      Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Funds, except Moneyshare Fund, may buy and sell financial futures contracts. The Funds also may buy or write put and call options on futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Funds may be required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

      Foreign currency translations and foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Funds, except Moneyshare Fund, also may enter into forward foreign currency exchange contracts for operational purposes. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete the obligations of the contract.

      Illiquid securities

      At August 31, 1997, investments in securities for Special Income Fund, Managed Fund, and Income Advantage Fund included issues that are illiquid. The Funds currently limit investments in illiquid securities to 10% of the Funds' net assets, at market value, at the time of purchase. The aggregate value of such securities at August 31, 1997, was $14,494,750, $7,015,025, and $5,730,000 representing 0.75%, 0.16% and 1.79% of net assets for Special Income Fund, Managed Fund and Income Advantage Fund respectively. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitations specified above.

      Securities purchased on a when-issued basis

      Delivery and payment for securities that have been purchased by Special Income and Growth Dimensions Funds on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations and they may affect each Fund's net assets the same as owned securities. Each Fund designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of August 31, 1997, each Fund had entered into outstanding when-issued or forward-commitments of $11,289,859 and $1,691,907, respectively.

      Federal taxes

      Since each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the Variable Accounts, no provision for income or excise taxes is required. Each Fund is treated as a separate entity for federal income tax purposes.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the timing and amount of market discount recognized as ordinary income, foreign tax credits and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Funds.

      On the statements of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                         Capital        Special
                                        Resource         Income         Managed

Accumulated net realized gain (loss) $(3,587,374)   $(3,981,721)       $763,957
Undistributed net investment income    3,598,923      3,756,060        (685,793)
                                       ---------      ---------        --------
Additional paid-in capital reduction
 (increase)                          $    11,549    $  (225,661)       $ 78,164


                                                  International      Aggressive
                                      Moneyshare         Equity          Growth

Accumulated net realized gain (loss) $      (795)   $  (833,727)       $ (8,783)
Undistributed net investment income          795      1,321,767           8,575
                                             ---      ---------           -----
Additional paid-in capital reduction
 (increase)                          $        --    $   488,040        $   (208)



                                          Global         Growth          Income
                                           Yield     Dimensions       Advantage

Accumulated net realized gain (loss)  $1,148,248    $        --      $   63,025
Undistributed net investment income   (1,148,248)            --         (63,025)
                                      ----------                        -------
Additional paid-in capital reduction
 (increase)                           $       --    $        --      $       --


(This annual report is not part of the prospectus.)

      Notes to financial statements

      Retirement Annuity Mutual Funds


      Dividends

      At August 31, 1997, dividends declared for each Fund payable September 2, 1997 are as follows:

            Capital Resource                                $0.034
            Special Income                                  $0.067
            Managed                                         $0.113
            Moneyshare                                      $0.004
            International Equity                            $0.065
            Aggressive Growth                               $0.003
            Global Yield                                    $0.025
            Growth Dimensions                               $0.029
            Income Advantage                                $0.073

      Distributions to the Variable Accounts are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and paid monthly for Special Income, Moneyshare, Global Yield and Income Advantage Funds and declared and paid quarterly for Capital Resource, Managed, International Equity, Aggressive Growth and Growth Dimensions Funds. Capital gain distributions, if any, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

      Other

      Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and discount on a level yield basis, is accrued daily.

  2

Investment
management and
services agreement

      The Funds have entered into an agreement with IDS Life for managing investments, record keeping and other services that are based solely on the assets of each Fund. The management fee is a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

            Fund                                            Percentage Range

            Capital Resource                                0.630% to 0.570%
            Special Income                                  0.610% to 0.535%
            Managed                                         0.630% to 0.550%
            Moneyshare                                      0.510% to 0.440%
            International Equity                            0.870% to 0.795%
            Aggressive Growth                               0.650% to 0.575%
            Global Yield                                    0.840% to 0.780%
            Growth Dimensions                               0.630% to 0.570%
            Income Advantage                                0.620% to 0.545%

      IDS Life, in turn, pays to American Express Financial Corporation (AEFC) a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for International Equity Fund and 0.25% for each remaining Fund. In addition to paying its own management fee, brokerage commissions, taxes and costs of certain legal services, each Fund will reimburse IDS Life an amount equal to the cost of certain expenses incurred and paid by IDS Life in connection with each Fund's operations. The Funds also pay custodian fees to American Express Trust Company, an affiliate of IDS Life. The reimbursement paid by Moneyshare Fund will be limited to 0.25% of the Fund's average daily net assets.

      The Funds have also entered into an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

            Fund                                            Percentage Range

            Capital Resource                                0.050% to 0.030%
            Special Income                                  0.050% to 0.025%
            Managed                                         0.040% to 0.020%
            Moneyshare                                      0.030% to 0.020%
            International Equity                            0.060% to 0.035%
            Aggressive Growth                               0.060% to 0.035%
            Global Yield                                    0.060% to 0.040%
            Growth Dimensions                               0.050% to 0.030%
            Income Advantage                                0.050% to 0.025%

      Additional administrative service expenses paid by the Funds are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Funds and approved by the board.

  3

Securities
transactions

      For the year ended August 31, 1997, cost of purchases and proceeds from sales of securities aggregated, respectively, $2,580,671,804 and $2,446,053,427 for Moneyshare Fund. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:

        Fund                         Purchases           Proceeds

        Capital Resource        $4,808,127,134     $5,295,121,224
        Special Income           1,244,414,433      1,417,224,715
        Managed                  2,830,408,146      2,726,080,794
        International Equity     1,915,009,774      1,735,935,615
        Aggressive Growth        4,399,536,393      4,045,793,081
        Global Yield               101,954,398         20,044,688
        Growth Dimensions        1,050,813,720        188,569,293
        Income Advantage           416,789,541        169,597,415

      Net realized gains and losses on investment sales are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with IDS Life for the year ended August 31, 1997 are as follows:

            Capital Resource           $817,190
            Managed                     227,619
            Aggressive Growth           183,327
            Growth Dimensions            20,404

  4

Foreign currency
contracts

      At August 31, 1997, Capital Resource Fund, International Equity Fund, Aggressive Growth Fund and Global Yield Fund had entered into foreign currency exchange contracts that obligate the Funds to deliver currencies at a specified future date. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See Summary of significant accounting policies. The terms of the open contracts are as follows:

Capital Resource Fund

                 Currency to     Currency to      Unrealized      Unrealized
Exchange date   be delivered     be received    appreciation    depreciation

09-03-97          10,443,575       6,997,276         $61,480           $ --
                 Swiss Franc     U.S. Dollar

International Equity Fund

                 Currency to     Currency to      Unrealized     Unrealized
Exchange date   be delivered     be received    appreciation   depreciation

09-02-97          12,725,810      20,419,707            $--        $214,557
               British Pound     U.S. Dollar

09-03-97          85,074,648         704,068            245             --
                Japanese Yen     U.S. Dollar
                                                       $245       $214,557

Aggressive Growth Fund

                 Currency to     Currency to      Unrealized     Unrealized
Exchange date   be delivered     be received    appreciation   depreciation

09-02-97           1,525,282       2,040,511             $--        $24,996


Global Yield Fund

                 Currency to     Currency to      Unrealized     Unrealized
Exchange date   be delivered     be received    appreciation   depreciation

09-18-97           1,023,018     120,000,000         $    --        $28,162
                 U.S. Dollar    Japanese Yen

10-02-97           3,000,000       2,204,550          23,220             --
           Australian Dollar     U.S. Dollar
                                                     $23,220        $28,162


  5

Lending of portfolio
securities

Presented below is information  regarding securities on loan at August 31,1997.

                                                  Capital             Special
                                                 Resource              Income              Managed

Value of securities on loan to brokers        $12,727,175         $61,620,585         $127,419,985

Collateral received for securities loaned:

Cash                                          $12,875,400         $38,617,375         $131,070,750

U.S. government securities, at value                   --          24,146,993              551,386

Total collateral received for securities
   loaned                                     $12,875,400         $62,764,368         $131,622,136


                                            International          Aggressive               Global             Growth
                                                   Equity              Growth                Yield         Dimensions

Value of securities on loan to brokers       $226,233,918          $4,806,050           $1,183,000        $11,655,125

Collateral received for securities loaned:

Cash                                         $247,741,700          $5,080,000           $1,250,000         $3,243,000

U.S. government securities, at value                   --                  --                   --          6,958,705

Total collateral received for securities
   loaned                                    $247,741,700          $5,080,000           $1,250,000        $10,201,705



Income from securities lending amounted to $301,534, $170,821, $823,950, $1,433,414, $139,889, $1,561 and $46,435 for Capital Resource, Special Income,
Managed,  International  Equity,  Aggressive  Growth,  Global  Yield and  Growth
Dimensions, respectively, for the year ended August 31, 1997.

The risks to each Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

(This annual report is not part of the prospectus.)


      Notes to financial statements

      Retirement Annuity Mutual Funds

  6

Capital share
transactions

Transactions in shares of each Fund for the years ended August 31, 1997 and 1996 were as follows:
                                                                                Year ended Aug. 31, 1997
                                 Capital                         Special
                                Resource                          Income                         Managed
 Sold                          3,671,546                       6,809,483                       9,338,045
 Issued for reinvested
    distributions             28,934,823                      12,551,003                      19,555,272
 Redeemed                    (29,616,371)                    (24,673,816)                    (10,968,268)
 Net increase (decrease)       2,989,998                      (5,313,330)                     17,925,049

                                                                                Year ended Aug. 31, 1997
                                                           International                      Aggressive
                              Moneyshare                          Equity                          Growth
 Sold                        381,761,377                      13,555,355                      13,876,397
 Issued for reinvested
    distributions             18,046,948                       4,698,005                      14,394,788
 Redeemed                   (266,568,205)                     (9,718,319)                     (7,863,764)
 Net increase (decrease)     133,240,120                       8,535,041                      20,407,421

                                                                                Year ended Aug. 31, 1997
                                  Global                          Growth                          Income
                                   Yield                      Dimensions                       Advantage
 Sold                          9,330,407                      83,748,124                      24,570,862
 Issued for reinvested
    distributions                267,366                         622,770                       1,512,556
 Redeemed                       (120,645)                       (663,937)                       (261,858)
 Net increase (decrease)       9,477,128                      83,706,957                      25,821,560

                                                                                Year ended Aug. 31, 1996
                                 Capital                         Special
                                Resource                         Income                          Managed
 Sold                         15,763,681                      18,199,129                      13,012,081
 Issued for reinvested
    distributions              2,332,581                      11,583,367                       6,196,744
 Redeemed                     (4,539,063)                    (11,162,609)                     (6,655,268)
 Net increase (decrease)      13,557,199                      18,619,887                      12,553,557

                                                                                Year ended Aug. 31, 1996
                                                           International                      Aggressive
                              Moneyshare                          Equity                          Growth
 Sold                        247,309,082                      25,280,136                      24,647,795
 Issued for reinvested
    distributions             12,659,993                       4,329,590                         675,192
 Redeemed                   (198,785,551)                     (3,581,859)                     (2,123,509)
 Net increase (decrease)      61,183,524                      26,027,867                      23,199,478

                                                                                Year ended Aug. 31, 1996
                                  Global                          Growth                          Income
                                  Yield*                     Dimensions*                      Advantage*
 Sold                          2,080,476                      17,165,340                       4,948,431
 Issued for reinvested
    distributions                 14,337                          41,469                          59,529
 Redeemed                        (18,227)                        (26,743)                         (9,615)
 Net increase (decrease)       2,076,586                      17,180,066                       4,998,345

 *Inception date was May 1, 1996.


  7

Interest rate
futures contracts

At August 31, 1997, investments in securities for Special Income Fund included securities valued at $8,695,620 that were pledged as collateral to cover initial margin deposits on 100 open sales contracts. The market value of the open sales contracts at August 31, 1997 was $10,903,125 with a net unrealized loss of $134,375. See Summary of significant accounting policies.

  8

Options
contracts
written

The number of contracts and premium amounts associated with option contracts written by Special Income Fund during the year ended August 31, 1997 is as follows:
                                  Puts                       Calls
                        Contracts       Premium    Contracts          Premium

Balance Aug. 31, 1996          --      $     --           --       $       --

Opened                      2,250       486,200       79,950        1,082,982

Closed or expired          (2,250)     (486,200)     (78,966)        (778,746)

Exercised                      --            --         (984)        (304,236)
                                                        ----         --------

Balance Aug. 31, 1997          --      $     --           --        $      --

See Summary of significant accounting policies.


The number of contracts and premium amounts associated with option contracts written by Managed Fund during the year ended August 31, 1997 is as follows:

                                  Puts                       Calls
                        Contracts       Premium    Contracts          Premium

Balance Aug. 31, 1996          --      $     --        2,300       $  396,260

Opened                        415       211,206       17,815        5,716,277

Closed or expired            (150)      (88,312)      (6,505)      (2,830,940)

Exercised                    (265)     (122,894)      (7,260)      (1,487,957)

Balance Aug. 31, 1997          --     $      --        6,350       $1,793,640

See Summary of significant accounting policies.

The number of contracts and premium amounts associated with option contracts written by Aggressive Growth Fund during the year ended August 31, 1997 is as follows:

                                            Calls
                                Contracts             Premium

Balance Aug. 31, 1996                 --            $      --

Opened                            13,170             2,863,719

Closed or expired                 (6,800)           (1,474,911)

Exercised                             --                    --

Balance Aug. 31, 1997              6,370            $1,388,808

See Summary of significant accounting policies.

  9

Capital loss
carryover

For federal income tax purposes, Growth Dimensions Fund had a capital loss carryover at August 31, 1997 of $11,186,489 that will expire in 2004 to 2006 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until its capital loss carryover has been offset or expires.


"Financial highlights" showing per share data and selected information are presented on pages 5-13 of the prospectus.

  10

Financial
highlights

"Financial highlights" showing per share data and selected information are presented on pages 5-13 of the prospectus.

(This annual report is not part of the prospectus.)

 Investments in securities

 Notes to financial statements


 Retirement Annuity Mutual Funds
 Capital Resource Fund                          (Percentages represent value of
 Aug. 31, 1997                              investments compared to net assets)


 Common stocks (95.1%)
 Issuer                      Shares         Value(a)

 Aerospace & defense (1.1%)
 Boeing                   1,000,000    $ 54,437,500


 Automotive & related (1.5%)
 Chrysler                   700,000      24,587,500
 General Motors             100,000       6,275,000
 Lear                       876,200(b)   40,140,912
 Total                                   71,003,412

 Banks and savings & loans (6.3%)
 BankBoston                 850,000      70,656,250
 KeyCorp                    800,000      48,500,000
 Norwest                    800,000      45,950,000
 State Street             1,658,400      82,712,700
 Washington Mutual        1,000,000      59,875,000
 Total                                  307,693,950

 Beverages & tobacco (0.4%)
 Coca-Cola                  300,000      17,193,750

 Building materials & construction (3.3%)
 Sherwin-Williams         2,500,000      68,593,750
 Tyco Intl                1,200,000(e)   94,125,000
 Total                                  162,718,750

 Chemicals (2.8%)
 BetzDearborn             1,000,000      65,187,500
 Praxair                  1,300,000      69,468,750
 Total                                  134,656,250

 Communications equipment & services (1.6%)
 Ascend Communications      800,000(b)   33,950,000
 Motorola                   600,000      44,025,000
 Total                                   77,975,000

 Computers & office equipment (9.1%)
 Adaptec                  1,300,000(b)   62,400,000
 Cambridge Technology
 Partners                   700,000(b)   22,575,000
 Cisco Systems              300,000(b)   22,612,500
 Compaq Computer          1,500,000(b)   98,250,000
 First Data                 700,000      28,743,750
 Microsoft                  650,000(b)   85,921,875
 Parametric Technology      782,100(b)   36,318,769
 Solectron                2,000,000(b)   83,750,000
 Total                                  440,571,894

 Electronics (7.3%)
 AMP                        380,000      19,000,000
 Analog Devices           1,500,000(b)   49,687,500
 Intel                      700,000      64,487,500
 KLA-Tencor                 750,000(b)   53,156,250
 Molex                    1,500,000      58,687,500
 Teradyne                 1,000,000(b)   55,687,500
 Thomas & Betts           1,000,000   $  56,000,000
 Total                                  356,706,250

 Energy (5.3%)
 Anadarko Petroleum         369,200      27,113,125
 Exxon                      900,000      55,068,750
 Mobil                      600,000      43,650,000
 Noble Affiliates         1,100,000      51,012,500
 Tosco                    1,500,000      49,593,750
 Unocal                     800,000      31,250,000
 Total                                  257,688,125

 Energy equipment & services (1.1%)
 Transocean Offshore        550,000      52,284,375

 Environmental services (1.8%)
 USA Waste Service        2,100,000(b)   88,200,000

 Financial services (3.6%)
 Associates First Capital
   Cl A                     450,000      26,128,125
 Franklin Resources         500,000      38,687,500
 Morgan Stanley, Dean Witter,
   Discover & Co          1,040,200      50,059,625
 Travelers Group            950,000      60,325,000
 Total                                  175,200,250

 Food (2.0%)
 ConAgra                    800,000      51,450,000
 Quaker Oats              1,000,000      47,000,000
 Total                                   98,450,000

 Health care (7.2%)
 ALZA                     1,000,000(b)   29,000,000
 Baxter Intl              1,200,000      63,825,000
 Boston Scientific          500,000(b)   35,250,000
 Bristol-Myers Squibb       600,000      45,600,000
 Guidant                    730,000      64,103,125
 Lilly (Eli)                350,000      36,618,750
 Merck & Co                 400,000      36,725,000
 Pfizer                     675,000      37,378,125
 Total                                  348,500,000

 Health care services (1.1%)
 Tenet Healthcare         2,000,000(b)   54,500,000

 Household products (2.1%)
 Gillette                   700,000      57,968,750
 Procter & Gamble           350,000      46,571,875
 Total                                  104,540,625

 Industrial equipment & services (4.7%)
 AGCO                     1,200,000      39,000,000
 Deere & Co               1,500,000      84,000,000
 Illinois Tool Works      1,400,000      67,725,000
 UCAR Intl                  800,000(b)   37,750,000
 Total                                  228,475,000

 Insurance (3.3%)
 American Intl Group        600,000      56,625,000
 Progressive Corp Ohio      800,000      79,200,000
 SunAmerica                 500,000      26,937,500
 Total                                  162,762,500

 Leisure time & entertainment (1.8%)
 Carnival Cl A            2,000,000      87,625,000

 Multi-industry conglomerates (5.3%)
 Emerson Electric         1,000,000      54,687,500
 General Electric         1,500,000      93,750,000
 Minnesota Mining & Mfg     500,000      44,937,500
 Westinghouse Electric    2,500,000      64,375,000
 Total                                  257,750,000

 Paper & packaging (3.5%)
 Crown Cork & Seal        1,200,000      61,050,000
 Intl Paper                 600,000      31,650,000
 Sealed Air                 250,000(b)   12,968,750
 Willamette Inds            800,000      63,800,000
 Total                                  169,468,750

 Restaurants & lodging (1.0%)
 Hilton Hotels            1,500,000      46,031,250

 Retail (10.0%)
 American Stores          2,200,000      52,112,500
 AutoZone                 1,000,000(b)   28,250,000
 Circuit City Stores      1,700,000      60,562,500
 CVS                        500,000      28,187,500
 Kohl's                     839,200(b)   57,852,350
 Office Depot             2,000,000(b)   36,875,000
 Pep Boys-Manny,
    Moe & Jack            1,000,000      26,500,000
 Rite Aid                 1,500,000      75,093,750
 Safeway                  1,000,000(b)   50,937,500
 Wal-Mart Stores          2,000,000      71,000,000
 Total                                  487,371,100

 Transportation (0.7%)
 Union Pacific              500,000      32,468,750

 Foreign (7.2%) (f)
 ACE                      1,300,000     108,062,500
 Baan                       300,000(b,e) 18,075,000
 Mid Ocean                  500,000      28,375,000
 Novartis                    20,000      28,320,962
 Royal Dutch Petroleum    1,100,000$     55,825,000
 Schlumberger               800,000      60,950,000
 SmithKline Beecham ADR   1,200,000      51,975,000
 Total                                  351,583,462

 Total common stocks
 (Cost: $3,714,236,431)              $4,625,855,943

 Other (-- %)
 Issuer                      Shares         Value(a)

 Viacom
    Warrants                350,000          $2,734

 Total other
 (Cost: $908,625)                            $2,734

Short-term securities (5.5%)
 Issuer      Annualized         Amount      Value(a)
               yield on     payable at
                date of       maturity
               purchase

 U.S. government agencies (0.5%)
 Federal Home Loan Mtge Corp Disc Nt
      09-11-97     5.42%  $ 11,600,000 $ 11,579,120
 Federal Natl Mtge Assn Disc Nt
      09-16-97     5.46     11,900,000   11,869,430
 Total                                   23,448,550

 Commercial paper (4.5%)
 American General
      09-02-97     5.52     17,200,000(c)17,192,117
 Associates Corp North America
      10-09-97     5.53      9,900,000    9,839,610
 Beneficial
      09-26-97     5.54     17,000,000   16,929,747
 BHP Finance
      09-23-97     5.50      7,900,000    7,871,139
 BOC Group
      09-09-97     5.56      5,900,000(c) 5,890,970
 CAFCO
      09-19-97     5.54      7,200,000(c) 7,177,920
      10-17-97     5.54      7,200,000(c) 7,147,200
 Ciesco LP
      09-04-97     5.53      1,300,000    1,299,005
      10-29-97     5.57     10,100,000(c)10,003,306
 CIT Group Holdings
      09-03-97     5.52      4,500,000    4,497,250
 Commercial Credit
      09-18-97     5.52      2,800,000    2,791,902
      10-03-97     5.55     12,000,000   11,937,553
 Commerzbank U.S. Finance
      09-10-97     5.52        600,000      598,992
      09-11-97     5.53      4,000,000    3,992,667
 Deutsche Bank Financial
      09-15-97     5.52%    12,100,000   12,070,422
      09-18-97     5.52     24,300,000   24,229,462
 Fleet Funding
      10-06-97     5.55      5,000,000(c) 4,971,633
 Gannett
      10-15-97     5.53      5,500,000(c) 5,461,347
 General Electric Capital
      09-10-97     5.52     18,500,000   18,468,966
      09-11-97     5.52      5,000,000    4,990,833
 Household Finance
      09-05-97     5.51      4,500,000    4,495,890
 Kellogg
      10-06-97     5.53      1,600,000    1,590,956
 Lincoln Natl
      10-01-97     5.55     13,000,000(c)12,930,687
 MCI Communications
      10-31-97     5.56      3,572,000(c) 3,536,682
 Merrill Lynch
      10-08-97     5.54      8,400,000    8,349,859
 Natl Bank Detroit
      09-25-97     5.53      5,000,000    4,980,103
 SBC Communications Capital
      09-08-97     5.56      2,800,000    2,795,689
 Toyota Motor Credit
      09-05-97     5.52      4,600,000    4,595,783
 Total                                  220,637,690

 Letters of credit (0.5%)
 Bank of America-
 Formosa Plastics
      10-09-97     5.56%    14,600,000   14,510,291
 First Chicago-
 Commed Fuel
      09-08-97     5.56      6,990,000    6,978,282
 Total                                   21,488,573

 Total short-term securities
 (Cost: $265,588,495)                $  265,574,813

 Total investment in securities
 (Cost: $3,980,733,551) (g)          $4,891,433,490


See accompanying notes to investments in securities.

(This annual report is not part of the prospectus.)


Investments in securities

Retirement Annuity Mutual Funds
Capital Resource Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Commercial paper sold within terms of a private placement memorandum, exempt under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(d) Transactions  with companies that were affiliates during the year ended Aug.
31, 1997 were as follows:

                                     Beginning          Purchase               Sales      Ending      Dividend
Issuer                                    cost              cost                cost        cost        income

Apple Computer                    $351,119,690  $             --     $   351,119,690         $--      $     --
Arbour Health Care                  10,510,400           560,160          11,070,560          --            --
Coram Healthcare                    53,056,518           525,635          53,582,153          --            --
Data Processing Res                  7,191,913         1,980,000           9,171,913          --            --
Fulcrum                             12,349,507                --          12,349,507          --            --
Giddings & Lewis                    35,781,980                --          35,781,980          --        63,000
Highlands Insurance Group           11,771,851                --          11,771,851          --            --
New England Business
     Services                       16,439,262                --          16,439,262          --        52,960
Novell                             271,423,011                --         271,423,011          --            --
Owens & Minor                       36,989,691                --          36,989,691          --       135,000
PRI Automation                              --        14,108,748          14,108,748          --            --
PacifiCare Health Systems Cl B      69,745,990                --          69,745,990          --            --
Primadonna Resorts                  29,029,535                --          29,029,535          --            --
Quality Food Centers                19,161,528                --          19,161,528          --             --
Secure Computing                    16,450,748                --          16,450,748          --            --
Station Casinos                     24,837,880                --          24,837,880          --            --
Tootsie Roll Inds                   31,269,770         1,968,777          33,238,547          --        184,875
                                    ----------         ---------          ----------                    -------

                                  $997,129,274       $74,468,470      $1,071,597,744          $--      $435,835

(e) Security is partially or fully on loan. See Note 5 to the financial statements.

(f) Foreign security values are stated in U.S. dollars.

(g) At Aug. 31, 1997, the cost of securities for federal income tax purposes was $3,983,261,108 and the aggregate gross unrealized appreciation and depreciation based on that cost was:


Unrealized appreciation............................................$936,257,938
Unrealized depreciation.............................................(28,085,556)
                                                                    -----------
Net unrealized appreciation........................................$908,172,382

(This annual report is not part of the prospectus.)


      Retirement Annuity Mutual Funds
      Special Income Fund                       (Percentages represetn value of
      Aug. 31, 1997                         investments compared to net assets)


Bonds (86.0%)

 Issuer                                          Coupon      Maturity         Principal          Value(a)
                                                   rate          year            amount
 U.S. government obligations (14.8%)
 U.S. Treasury
                                                  5.875%         2005       $50,000,000(f)  $  48,401,000
                                                  6.375          2002        10,900,000(f)     10,975,210
                                                  7.00           2006        30,000,000        31,180,200
                                                  7.25           2016        12,700,000(g)     13,478,764
                                                  7.50           2016        40,000,000        43,513,600
                                                  7.50           2002         6,170,000         6,489,483
                                                  7.875          2021         3,700,000         4,210,341
                                                  8.125          2019        42,200,000(g)     49,114,470
    TIPS                                          3.375          2007        17,179,010(m)     16,878,377
                                                  3.625          2002         4,998,400(m)      5,001,499
 Resolution Funding                               8.125          2019        48,059,000        55,526,888
 Total                                                                                        284,769,832

 Mortgage-backed securities (7.8%)
 Federal Home Loan Mtge Corp                      8.00           2024         7,940,284         8,199,000
                                                  8.50        2026-27        26,976,158        28,183,071
                                                  9.00        2007-25        10,881,291        11,392,085
    Collateralized Mtge Obligation                7.00           2022        23,395,000        22,933,109
                                                  8.50           2022        10,000,000        10,747,900
 Federal Natl Mtge Assn                           7.50           2027        19,652,487        19,858,838
                                                  8.00        2021-22         5,241,764         5,423,653
                                                  8.50        2007-23        17,073,552        17,935,439
                                                  9.00           2024         8,396,115         9,023,640
 Govt Natl Mtge Assn                              6.50           2027         9,980,519(h)     10,127,629
                                                  7.00           2024         6,524,519(h)      6,716,177
 Total                                                                                        150,540,541

 Aerospace & defense (0.8%)
 Airplanes GPA                                   10.875          2019         2,750,000         3,128,125
 Alliant Techsystems
    Sr Sub Nts                                   11.75           2003         3,000,000         3,311,250
 BE Aerospace                                     9.875          2006         5,000,000         5,175,000
 L-3 Comm                                        10.375          2007         1,710,000(d)      1,829,700
 Newport News Shipbuilding                        8.625          2006         1,250,000         1,293,750
 Total                                                                                         14,737,825

 Airlines (0.3%)
 AMR                                              9.50           2001         4,500,000         4,901,220

 Automotive & related (2.5%)
 Arvin Inds                                       9.50           2027         5,000,000         5,234,700
 Ford Motor Credit                                7.50           2003         5,000,000         5,170,350
 General Motors Acceptance                        7.85           1997        20,000,000        20,089,800
    Medium-term Nts                               5.95           1998        10,000,000        10,022,000
 Hayes Wheels Intl                                9.125          2007         3,000,000(d)      3,045,000
 Mascotech                                        4.50           2003         3,500,000         3,263,750
 Tower Automotive
    Cv                                            5.00           2004         1,500,000(d)      1,621,875
 Total                                                                                         48,447,475

 Banks and savings & loans (2.4%)
 BankBoston Capital                               8.25           2026         5,000,000         5,093,800
 Crestar Capital Trust                            8.16           2026         5,000,000         5,054,900
 First Nationwide Holdings                       10.625          2003         2,940,000         3,226,650
 Fleet/Norstar Financial                          9.00           2001         5,000,000         5,419,550
                                                  9.90           2001         5,000,000         5,527,350
 Greenpoint Financial                             9.10           2027         2,500,000(d)      2,591,550
 Morgan (JP)
    Sr Sub Nts Series A                           4.00           2012        13,400,000(i)     12,991,300
 US Trust Capital Trust                           8.41           2027         3,500,000(d)      3,578,330
 Washington Mutual                                8.375          2027         3,000,000(d)      3,071,070
 Total                                                                                         46,554,500

 Building materials & construction (0.6%)
 Masco                                            9.00           2001         5,000,000         5,416,650
 McQuay (AAF)
    Sr Nts                                        8.875          2003         6,670,000         6,736,700
 Total                                                                                         12,153,350

 Chemicals (0.4%)
 General Chemical                                 9.25           2003         5,000,000         5,137,500
 ISP Holdings                                     9.75           2002         1,733,000         1,845,645
 Total                                                                                          6,983,145

 Communications equipment & services (0.8%)
 CenCall Communications
    Zero Coupon Cv                               22.79           1999         4,000,000(k)      3,400,000
 Comcast Cellular                                 9.50           2007         3,000,000(d)      3,097,500
 GST Telecommunications
    Zero Coupon                                   2.48           2000         1,745,000(k)      1,396,000
 Intl Cabletel
    Zero Coupon                                  11.48           2001         5,000,000(d,k)    3,675,000
 Price Comm Cellular
    Zero Coupon                                  13.50           2007         6,700,000(d,k)    3,601,250
 Total                                                                                         15,169,750

 Computers & office equipment (0.4%)
 Read-Rite                                        6.50           2004         2,450,000         2,572,500
 Softkey Intl
    Cv                                            5.50           2000         5,000,000(d)      4,400,000
 Total                                                                                          6,972,500

 Electronics (0.2%)
 Thomas & Betts                                   6.50           2006         4,500,000(d)      4,334,085

 Energy (1.8%)
 Forcenergy
    Sr Sub Nts                                    9.50           2006         2,100,000         2,189,250
 Occidental Petroleum
    Medium-term Nts                              10.98           2000         5,000,000         5,547,900
    with attached put                             9.25           2019         8,725,000        10,332,756
 Oryx Energy                                     10.00           2001         5,000,000         5,463,400
 PDV America                                      7.875          2003         7,500,000         7,703,175
 Transamerica Energy                             11.50           2002         1,500,000(d)      1,458,750
    Zero Coupon                                  13.00           2002         2,100,000(d,k)    1,596,000
 Total                                                                                         34,291,231

 Energy equipment & services (0.1%)
 DI Inds                                          8.875          2007         2,250,000(f)      2,244,375

 Financial services (1.1%)
 First Union REIT
    Sub Nts                                       8.875          2003         4,000,000         4,100,000
 GPA Delaware                                     8.75           1998         1,500,000         1,531,875
 Household Finance
    Sr Sub Nts                                    9.55           2000         6,500,000         6,970,470
 Malan Realty REIT
    Cv                                            9.50           2004           170,000(d)        170,850
 Salomon Brothers Holdings
    Medium-term Nts                               6.99           1999         5,000,000         5,054,450
 Sasco                                            6.76           2028         2,500,000         2,507,031
 Total                                                                                         20,334,676

 Food (0.1%)
 Ameriserve Food                                 10.125          2007         2,500,000(d)      2,568,750

 Furniture & appliances (0.3%)
 Interface                                        9.50           2005         5,000,000(d)      5,300,000

 Health care (0.7%)
 Dade Intl
    Sr Sub Nts                                   11.125          2006         3,000,000         3,375,000
 Lilly (Eli)                                      6.77           2036        10,000,000         9,553,300
 Total                                                                                         12,928,300

 Health care services (2.0%)
 Columbia/HCA Healthcare                          7.69           2025         4,260,000         4,182,596
 Magellan Health Services
    Sr Sub Nts                                   11.25           2004         5,000,000(d)      5,543,750
 Merit Behavioral                                11.50           2005         2,000,000(d)      2,175,000
 Novacare
    Sub Deb                                       5.50           2000         3,000,000         2,861,250
 Owens & Minor
    Sr Sub Nts                                   10.875          2006         2,000,000         2,190,000
 Tenet Healthcare
    Sr Nts                                        8.625          2003         4,000,000         4,170,000
    Sr Sub Nts                                   10.125          2005        11,800,000        12,950,500
 Vencor                                           8.625          2007         4,000,000(d)      4,005,000
 Total                                                                                         38,078,096

 Household products (0.5%)
 Revlon Consumer Products                         9.375          2001         2,500,000         2,587,500
 Revlon Worldwide
    Zero Coupon                                  12.00           1998         5,000,000(j)      4,825,000
 Sweetheart Cup
    Sr Sub Nts                                    9.625          2000         2,000,000         2,010,000
 Total                                                                                          9,422,500

 Industrial equipment & services (1.0%)
 AGCO                                             8.50           2006         2,800,000(d)      2,933,000
 Borg-Warner Security                             9.625          2007         2,200,000         2,249,500
 Case                                             7.25           2005         5,475,000         5,526,794
 Clark Equipment                                  9.75           2001         5,000,000         5,420,200
 IDEX                                             9.75           2002         3,000,000         3,116,250
 Total                                                                                         19,245,744

 Insurance (2.0%)
 Americo Life                                     9.25           2005         4,500,000         4,511,250
 Executive Risk Capital Trust                     8.675          2027         3,500,000(d)      3,635,275
 Nationwide Mutual
    Credit Sensitive Nts                          9.875          2025        10,500,000(d)     11,744,145
 New England Mutual
    Credit Sensitive Nts                          7.875          2024         5,000,000(d)      5,058,200
 SAFECO Capital Trust                             8.07           2037        10,000,000(d)      9,953,500
 Zurich Capital Trust                             8.38           2037         3,750,000(d)      3,922,313
 Total                                                                                         38,824,683

 Leisure time & entertainment (1.4%)
 Coast Hotels                                    13.00           2002         1,600,000(d)      1,790,000
 E & S Holdings
    Sr Sub Nts                                   10.375          2006         1,500,000(d)      1,515,000
 Hammons (John Q.) Hotels                         8.875          2004         3,400,000         3,442,500
 HMH Properties                                   8.875          2007         4,600,000(d)      4,680,500
 Plitt Theatres                                  10.875          2004         5,000,000         5,312,500
 Speedway Motorsports                             8.50           2007         4,000,000(d)      4,030,000
 Trump Atlantic City Funding                     11.25           2006         2,500,000         2,440,625
 Trump Holdings
    Sr Nts                                       15.50           2005         2,500,000         2,900,000
 Total                                                                                         26,111,125

 Media (5.1%)
 Ackerley Communications
    Sr Secured Nts                               10.75           2003         2,500,000(d)      2,668,750
 American Telecasting
    Zero Coupon                                   9.66           2000         4,000,000(k)      1,190,000
 Australis Media
    Zero Coupon                                  11.03           2003        10,000,000(k)      7,950,000
 Cablevision Systems                             10.50           2016         5,000,000         5,600,000
 Cox Communications                               7.625          2025        10,000,000        10,027,000
 Heritage Media Services                          8.75           2006         2,000,000         2,140,000
 Lamar Advertising                                9.625          2006         1,350,000         1,427,625
 News America Holdings                           10.125          2012        10,000,000        11,563,600
 People's Choice TV
    Zero Coupon                                  10.43           2000         5,000,000(k)      1,700,000
 Time Warner Entertainment                        7.975          2004         1,500,000         1,569,240
                                                  8.11           2006         3,000,000         3,175,560
                                                  8.18           2007         3,000,000         3,195,120
                                                  8.375          2033         2,500,000(d)      2,634,350
                                                  9.15           2023        17,000,000        19,415,020
 United Artist Theatre                            9.30           2015         4,870,638(d)      4,712,342
 Univision Network
    Zero Coupon Sub Nts                          15.18           2002        14,390,000(k)     14,677,800
 Viacom Intl                                      7.00           2003         2,500,000         2,377,200
                                                  8.00           2006         3,000,000         2,932,500
 Total                                                                                         98,956,107


 Metals (0.5%)
 Bar Technologies                                13.50           2001         4,500,000(d)      4,680,000
 Santa Fe Gold                                    8.375          2005         5,000,000         5,200,000
 Total                                                                                          9,880,000

 Multi-industry conglomerates (1.2%)
 Mark IV Inds                                     8.75           2003         3,500,000         3,640,000
 Pierce Leahy                                    11.125          2006           812,000           913,500
 Prime Succession Acquisition                    10.75           2004         2,125,000(d)      2,342,813
 Tenneco                                          7.625          2007         6,000,000         6,112,980
 USI American Holdings
    Sr Nts                                        7.25           2006         5,000,000(d)      4,868,300
 Westinghouse Electric                            8.875          2001         5,000,000         5,279,500
 Total                                                                                         23,157,093

 Paper & packaging (2.5%)
 APP Intl Finance                                11.75           2005         5,000,000         5,275,000
 Chesapeake                                       9.875          2003         5,000,000         5,651,100
 Crown Cork & Seal                                8.00           2023         5,000,000         4,999,300
 Gaylord Container                                9.75           2007         2,200,000(d)      2,238,500
    Sr Sub Deb                                   12.75           2005         5,500,000         6,015,625
 Owens-Illinois                                   7.85           2004         5,000,000         5,116,300
 Riverwood Intl                                  10.625          2007         3,375,000(d)      3,806,250
 Scotia Pacific Holding                           7.95           2015         6,233,083         6,345,030
 Silgan Holdings                                  9.00           2009         4,125,000(d)      4,197,188
 Stone Container
    Sr Nts                                       12.625          1998         1,500,000         1,571,250
    Sr Sub Nts                                   12.25           2002         3,000,000         3,097,500
 Total                                                                                         48,313,043

 Retail (2.1%)
 Costco
    Zero Coupon Cv                               14.37           2017        10,000,000(d,j)    5,262,500
 Dairy Mart Convenience Stores
    Sr Sub Nts                                   10.25           2004         1,500,000         1,507,500
 Dayton Hudson                                    8.50           2022         3,000,000         3,198,030
 Eye Care Center                                 12.00           2003         3,000,000         3,270,000
 Kroger                                           8.15           2006         3,000,000         3,210,000
                                                  9.25           2005         3,000,000         3,127,500
 Penn Traffic
    Sr Nts                                        8.625          2003         3,500,000         2,913,750
 Pueblo Xtra Intl
    Sr Nts                                        9.50           2003         3,230,000         3,165,400
 Wal-Mart Stores                                  7.00           2006        14,014,294(d)     14,155,978
 Total                                                                                         39,810,658

 Textiles & apparel (0.5%)
 Dominion Textiles                                9.25           2006         1,000,000         1,047,500
 VF                                               9.50           2001         5,000,000         5,470,450
 Westpoint Stevens                                8.75           2001         2,500,000         2,596,875
 Total                                                                                          9,114,825

 Transportation (0.4%)
 CSX
    Medium-term Nts                               9.23           1998         5,000,000         5,068,750
 Navigator Gas Transport                         10.50           2007         3,000,000(d)      3,075,000
 Total                                                                                          8,143,750

 Utilities -- electric (5.2%)
 Boston Edison                                    9.875          2020         5,000,000         5,454,500
 Cleveland Electric Illuminating                  7.19           2000         5,000,000(d)      5,025,800
                                                  7.67           2004         2,000,000         2,033,540
                                                  9.50           2005         6,000,000         6,522,900
 CMS Energy                                       8.125          2002         5,000,000         5,067,800
 Connecticut Lighting & Power                     7.75           2002         5,000,000(d)      5,034,400
 Long Island Lighting                             8.625          2004         3,000,000         3,141,300
                                                  9.625          2024         6,000,000         6,294,180
 Midland Cogeneration Venture                    10.33           2002         1,569,738         1,724,750
                                                 10.33           2002         1,352,214(d)      1,485,746
                                                 11.75           2005         5,000,000         5,868,750
 Niagara Mohawk Power                             7.75           2006        10,500,000        10,570,560
 RGS Funding AEGCO
    Sale Lease-backed Obligation                  9.82           2022         2,484,619         3,027,955
 RGS Funding IME
    Sale Lease-backed Obligation                  9.82           2022         2,484,616         3,027,952
 Sithe Independent Funding                        9.00           2013         7,500,000(d)      8,296,725
 Texas-New Mexico Power
    1st Mtge                                      9.25           2000         3,500,000         3,679,375
 Texas Utilities                                  9.70           2002         6,000,000         6,683,340
 Texas Utilities Electric
    1st Mtge                                      9.75           2021         6,350,000         7,377,112
 Texas Utility Electric Captial                   8.175          2037        10,000,000        10,099,800
 Total                                                                                        100,416,485

 Utilities -- telephone (2.9%)
 Bell Telephone of Pennsylvania                   7.375          2033        10,000,000         9,772,300
 CCPR Services                                   10.00           2007         1,500,000(d)      1,518,750
 Geotek Communications
    Cv                                           12.00           2001         4,135,000(e)      3,514,750
    Zero Coupon                                  18.71           2005         5,000,000(d,k)    3,000,000
 GTE                                             10.25           2020         7,000,000         7,902,230
 New England Tel & Tel                            9.00           2031         7,500,000         8,195,550
 Omnipoint                                       11.625          2006        10,000,000(d)      9,775,000
 U S WEST Communications                          7.20           2026         6,000,000         5,712,300
 Worldcom                                         7.75           2007         7,000,000         7,272,230
 Total                                                                                         56,663,110

 Miscellaneous (0.9%)
 Adams Outdoor Advertising                       10.75           2006         4,500,000         4,893,750
 Outsourcing Solutions
    Nts                                          11.00           2006         1,775,000(d)      1,952,500
 Petersburg
    Zero Coupon                                  14.80           2004         5,000,000(d,j)    4,337,500
 Unifi Communications
    Warrants                                     14.00           2004         7,000,000(d)      6,921,250
 Total                                                                                         18,105,000

 Municipal bonds (0.4%) (n)
 New Jersey Economic Development Authority
    Pension Obligation Revenue Bond
    (MBIA Insured)                                7.425          2029         7,000,000         7,177,100

 Foreign (22.3%)(c)
 Alcan Aluminum
    (U.S. Dollar)                                 8.875          2022         6,750,000         7,265,767
 ALFA Bank
    (U.S. Dollar)                                11.28           1997         5,000,000(i)      5,000,000
 Avtobank
    (U.S. Dollar) Zero Coupon                    10.98           1997         5,000,000(d,j)    5,000,000
 Azteca Holdings
    (U.S. Dollar)                                11.00           2002         3,500,000(d)      3,657,500
 BAA Euro
    (British Pound)                               5.75           2006         2,000,000         3,658,408
 Banca Italy N.Y.
    (U.S. Dollar)                                 8.25           2007         5,000,000         5,349,450
 Celcaribe
    Zero Coupon Cv                                5.96           1998         1,450,000(d,k)    2,320,000
    Zero Coupon Cv                               16.23           1998         1,700,000(k)      1,632,000
 Cia Latino Americana
    (U.S. Dollar)                                11.625          2004         2,350,000(d)      2,496,875
 City of Moscow
    (U.S. Dollar) Zero Coupon                    10.96           1997         5,000,000(j)      4,812,000
 Dao Heng Bank
    (U.S. Dollar) Sub Nts                         7.75           2007         5,500,000(d)      5,506,545
 Deutsche Finance Netherlands
    (U.S. Dollar) Zero Coupon                    18.62           2017         7,440,000(d,j)    3,394,500
 DGS Intl Finance
    (U.S. Dollar)                                10.00           2007         3,750,000(d)      3,675,000
 Dominion Textiles
    (U.S. Dollar)                                 8.875          2003         4,000,000         4,110,000
 Ecuador
    (U.S. Dollar)                                 6.06           2015        14,216,280         9,986,937
 Escelsa
    (U.S. Dollar)                                10.00           2007         3,000,000(d)      2,988,750
 Ford Capital
    (U.S. Dollar)                                 9.875          2002         5,000,000         5,664,150
 FSW Intl
    (U.S. Dollar)                                12.50           2006         2,750,000(d)      2,653,750
 Global Telesystems
    (U.S. Dollar)                                 8.75           2000         5,000,000(d)      5,075,000
 Govt of Algeria
    (U.S. Dollar)                                 7.06           2006         6,000,000         5,310,000
 Govt of Bulgaria
    (U.S. Dollar)                                 6.31           2011         3,000,000(i)      2,302,500
 Govt of Canada
    (Canadian Dollar)                             7.64           2001        17,000,000        14,290,527
 Govt of Poland
    (Polish Zloty)                               12.00           2002        18,900,000        3,942,540
    (U.S. Dollar)                                 2.75           2024        10,000,000(i)      5,750,000
    (U.S. Dollar)                                 4.00           2014         5,000,000(i)      4,231,250
 Govt of Russia
    (Russian Ruble) Zero Coupon                  28.22           1998    37,164,000,000(j)      5,834,748
    (Russian Ruble) Zero Coupon                  19.74           1998    33,189,506,444(j)      5,210,753
    (U.S. Dollar) Zero Coupon                     6.60           2029         4,750,000(j,l)    3,725,805
    (U.S. Dollar) Zero Coupon                    10.82           2020        17,000,000(j,l)   12,091,250
 Greater Beijing
    (U.S. Dollar)                                 9.25           2004          3,500000(d)      3,444,945
    (U.S. Dollar)                                 9.50           2007         5,000,000(d)      4,893,950
 Grupo Industrial Durango                        12.625          2003         4,000,000         4,510,000
 Grupo Iusacell Sa De
    (U.S. Dollar)                                10.00           2004         1,500,000(d)      1,530,000
 Grupo Televisa
    (U.S. Dollar)                                11.375          2003           250,000           274,375
    (U.S. Dollar)                                13.25           2008         4,000,000(k)      2,910,000
 Groupe Videotron
    (U.S. Dollar)                                10.625          2005         2,000,000         2,240,000
 Guangdong Enterprises
    (U.S. Dollar)                                 8.875          2007         3,600,000(d)      3,624,228
 Gulf Canada Resources
    (U.S. Dollar)                                 9.00           1999         5,000,000         5,225,000
 Hidroelec Piedra Aguila
    (U.S. Dollar)                                10.625          2001         5,000,000(d)      5,356,250
 Honam Oil Refinery                               7.125          2005         9,000,000(d)      8,984,160
 Hutchison Whampoa
    (U.S. Dollar)                                 7.50           2027         3,850,000(d)      3,725,145
 Hydro Quebec
    (U.S. Dollar)                                 8.50           2029        20,000,000        22,387,800
 Hyundai Semiconductor
    (U.S. Dollar)                                 8.625          2007        10,000,000(d)     10,176,900
 Imexsa Export Trust
    (U.S. Dollar)                                10.125          2003         5,000,000(d)      5,337,500
 Jasmine Submarine Telecom
    (U.S. Dollar)                                 8.48           2011         7,400,000(d)      7,267,244
 MDC Communications
    (U.S. Dollar)                                10.50           2006         1,700,000         1,823,250
 Mexican Cetes
    (Mexican Peso) Zero Coupon                   20.59           1998        48,250,000(j)      5,214,378
    (Mexican Peso) Zero Coupon                   19.05           1998        42,580,000(j)      4,668,471
    (U.S. Dollar)                                11.50           2026         8,000,000         9,464,000
 Ministry Finance Russia
    (U.S. Dollar)                                 9.25           2001        12,100,000(d)     12,402,500
 Natl Power
    (U.S. Dollar)                                 8.40           2016         7,500,000         7,625,700
 Philippine Long Distance Telephone
    (U.S. Dollar)                                 7.85           2007         3,000,000(d)      2,847,120
    (U.S. Dollar)                                 8.35           2017         3,000,000(d)      2,818,020
 Polysindo Intl Finance                          11.375          2006         2,300,000         2,553,000
 Province of Mendoza
    (U.S. Dollar)                                10.00           2007         4,000,000(d)      3,975,000
 PTC Intl Finance
    (U.S. Dollar) Zero Coupon                    10.75           2007         6,000,000 (d)     3,825,000
 Repap New Brunswick
    (U.S. Dollar)                                 9.875          2000         2,000,000         2,005,000
 Republic of Argentina
    (U.S. Dollar)                                 8.75           2002        11,000,000(d)     10,815,937
 Republic of Brazil
    (U.S. Dollar)                                10.125          2027        10,000,000         9,750,000
 Republic of Italy
    (U.S. Dollar)                                 6.875          2023         7,500,000         7,283,025
 Republic of Panama
    (U.S. Dollar)                                 7.875          2002         2,500,000(d)      2,490,050
 Republic of South Africa
    (South African Rand)                          2.60           2005        48,500,000         9,299,914
 Rogers Cablesystems
    (Canadian Dollar)                             9.65           2014         2,700,000         2,021,962
 Rogers Cantel Mobile
    (U.S. Dollar)                                 9.375          2008         4,650,000         4,987,125
    (U.S. Dollar)                                11.125          2002         1,000,000         1,037,500
 Rostelecom (AO)
    (U.S. Dollar)                                 9.375          2000         5,000,000(e)      5,000,000
 Southern Peru Copper
    (U.S. Dollar)                                 7.90           2007         2,000,000(d)      2,041,760
 State of Isreal
    (U.S. Dollar)                                 6.375          2005         3,700,000         3,562,064
 Taiwan Semiconductor
    (U.S. Dollar) Zero Coupon                     6.39           2002         1,920,000(d,j)    2,054,400
 Tarkett Intl
    (U.S. Dollar)                                 9.00           2002         4,000,000(d)      4,055,000
 Telekom Malaysia
    (U.S. Dollar)                                 7.875          2025        10,000,000(d)     10,256,800
 Telesystem Intl Wireless
    (U.S. Dollar) Zero Coupon                    12.19           2007        11,000,000(d,k)    6,462,500
 Tjiwa Kimia Finance Mauritius
    (U.S. Dollar)                                10.00           2004         4,350,000(d)      4,263,000
 TV Azteca
    (U.S. Dollar)                                10.50           2007         2,500,000         2,625,000
 United Kingdom Treasury
    (British Pound)                               8.00           2003         9,500,000        16,051,266
 Veninfotel
    (U.S. Dollar) Cv Pay-in-kind                 10.00           2002         5,750,000(e,o)    5,980,000
 WMC Finance
    (U.S. Dollar)                                 7.25           2013        10,000,000         9,932,600
 Zhuhai Highway
    (U.S. Dollar)                                12.00           2008        10,000,000(d)     11,300,000
 Total                                                                                        429,314,844

 Total bonds
 (Cost: $1,595,797,923)                                                                    $1,653,965,718

See accompanying notes to investments in securities.

(This annual report is not part of the prospectus.)


      Investments in securities

      Retirement Annuity Mutual Funds           (Percentages represent value of
      Special Income Fund                    investments compared to net assets)


 Common stocks (0.1%)

 Issuer                       Shares        Value(a)

 Celcaribe                 276,420(b,c,d)$1,105,680
 Great Bay Power                  28(b)         228
 Methanex                    200,000(b)   1,675,000
 Specialty Foods              15,000(b)       5,625
 Triangle Wire & Cable        84,444(b,e,p)      --

 Total common stocks
 (Cost: $5,160,744)                      $2,786,533

 Preferred stock and other (0.8%)
 Issuer                       Shares        Value(a)

 American Communications Services
    Warrants                   6,000(d)  $  360,000
 Bar Technologies
    Warrants                   4,500(d)     180,000
 Dairy Mart
    Warrants                  10,000(d)      20,000
 Evergreen Media
    6.00%                     25,000(d)   1,425,000

 Eye Care Center
    Warrants                   3,000(d)      12,375
 First Nationwide Bank
    11.50%                    25,000      2,850,000
 Geotek
    Warrants                 250,000(d)     250,000
 Intermedia Communication
    7.00%                    120,000      3,525,000
 Natl Australia Bank
    7.875%                   124,000      3,541,750
 Paxson Communications
    12.50% Pay-in-kind        36,000      3,888,000
 Price Communications
    Warrants                  23,048            230
 Unifi Communications
    Warrants                   7,000        140,000

 Total preferred stock and other
 (Cost: $15,054,345)                    $16,192,355


 Short-term securities (14.2%)

 Issuer      Annualized         Amount     Value(a)
               yield on     payable at
                date of       maturity
               purchase

 U.S. government agency (0.3%)
 Federal Home Loan Mtge Corp Disc Nt
      09-16-97     5.42%   $ 7,000,000 $  6,982,084

 Commercial paper (13.9%)
 A. I. Credit
      10-14-97     5.48     10,000,000    9,928,198
      10-21-97     5.48      5,000,000    4,958,514
 American General Finance
      09-15-97     5.50     16,500,000   16,459,667
 AT&T
      09-08-97     5.47      3,400,000    3,395,350
 Associates Corp of North America
      10-06-97     5.50     19,300,000   19,183,279
 Barclays U.S. Funding
      10-01-97     5.52      7,700,000    7,662,253
 BBV Finance
      09-25-97     5.48      8,500,000    8,466,359
 Beneficial
      09-26-97     5.51      4,500,000    4,481,404
 BOC Group
      09-23-97     5.50     12,300,000   12,254,900
 Commercial Credit
      09-18-97     5.48     11,900,000   11,865,582
 Fleet Funding
      09-11-97     5.50     13,100,000(q)13,075,983
      10-10-97     5.50        600,000(q)   596,241
 Ford Motor Credit
      09-22-97     5.50     11,800,000   11,758,536
 Gannett
      09-16-97     5.51      5,100,000(q) 5,086,730
 General Electric Capital
      09-26-97     5.50      5,500,000    5,477,313
 Goldman Sachs Group
      09-25-97     5.50      8,100,000    8,067,825
 Household Finance
      09-05-97     5.48     10,000,000    9,990,867
      10-08-97     5.50     11,600,000   11,530,883
 Kredietbank North America Finance
      09-03-97     5.50     10,200,000   10,193,767
 Metlife Funding
      10-17-97     5.50     12,200,000   12,105,876
 Morgan Stanley Group
      10-15-97     5.50      8,300,000    8,241,669
 Natl Australia Funding (Delaware)
      09-15-97     5.54      7,200,000    7,179,729
      10-07-97     5.49      7,000,000    6,959,435
 Natl Bank Detroit
      09-12-97     5.50      4,100,000    4,091,857
 New Center Asset Trust
      09-24-97     5.50     21,600,000   21,517,500
 Northern States Power
      09-22-97     5.55      6,600,000    6,574,143
 Novartis Finance
      09-02-97     5.48      5,900,000(q) 5,897,306
 Pacific Mutual
    09-26-97       5.51      7,800,000    7,767,766
 Reed Elsevier
      11-21-97     5.51      5,200,000(q) 5,133,145
 SBC Communications Capital
      10-23-97     5.50      6,800,000(q) 6,743,900
 Total                                  266,645,977


 Total short-term securities
 (Cost: $273,651,346)                  $273,628,061


 Total investments in securities
 (Cost: $1,889,664,358)(r)           $1,946,572,667


See accompanying notes to investments in securities.

(This annual report is not part of the prospectus.)

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, items identified are in default as to payment of interest or principal.

(c) Foreign securities values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 1997, is as follows:

 Security                                    Acquisition              Purchase
                                                    date                  cost

 Geotek Communications
    12.00% Cv 2001                              03-04-96            $4,135,000
 Rostelecom (AO)
    9.375% 2000                                 04-28-97             5,000,000
 Triangle Wire & Cable
    Common stock                                01-13-92             2,000,018
 Veninfotel
    (U.S. Dollar) 10.00% Cv
    Pay-in-kind 2002              03-05-97 thru 07-23-97             5,750,000

(f) Security is partially or fully on loan. See Note 5 to the financial statements.

(g) Partially pledged as initial margin deposit on the following open interest rate futures contracts (See Note 7 to the financial statements):

 Type of security                                               Notional amount
 Sales contracts
 U.S. Treasury Notes Sept. 1997                                     $10,000,000

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 1997.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 1997.

(j) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(k) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(l) At Aug. 31, 1997, the cost of securities purchased, including interest purchased, on a when-issued basis was $11,289,859.

(m) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(n) The following abbreviation is used in portfolio descriptions to identify the issuer or issue: MBIA--Municipal Bond Investors Assurance

(o) Pay-in-kind securities are securities in which the issuer has the options to make interest or dividend payments in cash or in additional securities. These securities issued as interest or dividends, usually have the same terms, including maturity date, as the pay-in-kind securities.

(p) Negligible market value.

(q) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(r) At Aug. 31, 1997, the cost of securities for federal income tax purposes was $1,885,308,462 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation............................................$78,666,794
Unrealized depreciation............................................(17,402,589)
Net unrealized appreciation........................................$61,264,205

(This annual report is not part of the prospectus.)

      Retirement Annuity Mutual Funds
      Managed Fund                              (Percentages represent value of
      Aug. 31, 1997                          investments compared to net assets)

 Common stocks (67.0%)
 Issuer                      Shares        Value(a)

 Aerospace & defense (3.3%)
 Allied Signal              375,000   $  30,960,938
 Boeing                   1,135,000      61,786,562
 Lockheed Martin            177,802      18,435,845
 United Technologies        450,000      35,128,125
 Total                                  146,311,470

 Airlines (0.5%)
 Southwest Airlines         840,000      23,520,000

 Automotive & related (0.8%)
 Tower Automotive           836,300      37,528,962

 Banks and savings & loans (3.8%)
 Citicorp                   290,000      37,011,250
 KeyCorp                    675,000      40,921,875
 Norwest                    735,000      42,216,562
 Washington Mutual          850,000      50,893,750
 Total                                  171,043,437

 Beverages & tobacco (1.9%)
 Coca-Cola                  730,000      41,838,125
 Philip Morris              945,000      41,225,625
 Total                                   83,063,750

 Building materials & construction (1.9%)

 American Standard          370,000      17,390,000
 Clayton Homes              993,750      16,707,422
 Tyco Intl                  625,000      49,023,437
 Total                                   83,120,859

 Communications equipment & services (0.9%)
 ADC Telecommunications     590,000(b)   21,903,750
 Loral Space Communication1,041,800(b)   18,231,500
 Total                                   40,135,250

 Computers & office equipment (9.9%)
 American Power Conversion1,500,000(b)   39,375,000
 Cisco Systems              300,000(b)   22,612,500
 Compaq Computer          1,705,000(b)  111,677,500
 Computer Associates        650,000      43,468,750
 First Data                 740,000      30,386,250
 First USA Paymentech       361,900(b)   10,992,712
 Hewlett Packard            700,000      42,918,750
 Ikon Office Solutions        1,000(g)       26,000
 Learning                 1,069,500(b,l) 15,574,593
 Microsoft                  375,000(b)   49,570,313
 Oracle Systems             412,500(b)   15,726,563
 Solectron                1,100,000(b)   46,062,500
 3 Com                      250,000(b)   12,484,375
 Total                                  440,875,806

 Electronics (4.9%)
 Analog Devices             800,000      26,500,000
 Intel                    1,240,000     114,235,000
 KLA-Tencor                 435,000(l)   30,830,625
 Maxim Integrated Products  300,000(b)   20,737,500
 Microchip Technology       650,000(l)   26,284,375
 Total                                  218,587,500

 Energy (1.0%)
 Amoco                      115,000      10,874,688
 Anadarko Petroleum         250,000      18,359,375
 Apache                     440,000(g)   17,462,500
 Total                                   46,696,563

 Energy equipment & services (0.8%)
 ENSCO Intl                 551,200      35,001,200

 Financial services (3.9%)
 Federal Natl Mortgage      590,000      25,960,000
 Green Tree Financial       400,000      17,575,000
 Morgan Stanley,
   Dean Witter & Discover 1,300,000      62,562,500
 Travelers Group          1,025,000      65,087,500
 Total                                  171,185,000

 Food (0.4%)
 ConAgra                    270,000      17,364,375

 Health care (4.1%)
 Amgen                      200,000(b)    9,912,500
 Boston Scientific          483,500(b)   34,086,750
 Bristol-Myers Squibb       220,000      16,720,000
 Medtronic                  225,000      20,334,375
 Merck                      800,000      73,450,000
 Pfizer                     520,000      28,795,000
 Total                                  183,298,625

 Health care services (3.6%)
 AmeriSource Health Cl A    600,000      30,037,500
 Cardinal Health            242,500      16,065,625
 HEALTHSOUTH              1,350,000      33,665,625
 Oxford Health Plans        210,000(b)   15,356,250
 Service Corp Intl        1,000,000      32,000,000
 United Healthcare          700,000      34,037,500
 Total                                  161,162,500

 Household products (1.3%)
 Gillette                   250,000      20,703,125
 Proctor & Gamble           283,515      37,725,215
 Total                                   58,428,340

 Industrial equipment & services (1.6%)
 Deere & Co                 700,000      39,200,000
 Illinois Tool Works        660,000      31,927,500
 Total                                   71,127,500

 Insurance (1.7%)
 PennCorp Financial Group   800,000(g)  $25,650,000
 Terra Nova Hldgs           500,000      11,312,500
 Travelers Property Casualty950,000      38,237,500
 UNUM                           200           8,250
 Total                                   75,208,250

 Leisure time & entertainment (1.3%)
 Disney (Walt)              350,000      26,884,375
 Mattel                     900,000      30,093,750
 Total                                   56,978,125

 Media (0.8%)
 CS Wireless Systems            550(b,o)         --
 Time Warner                675,000      34,762,500
 Total                                   34,762,500

 Metals (1.1%)
 Freeport Copper Cl B       250,000       7,000,000
 Martin Marietta Materials1,144,622      39,990,231
 Total                                   46,990,231

 Multi-industry conglomerates (2.3%)
 Emerson Electric           475,000      25,976,563
 General Electric         1,200,000      75,000,000
 Total                                  100,976,563

 Paper & packaging (1.1%)
 Crown Cork & Seal          117,350       5,970,181
 Kimberly-Clark             500,000      23,718,750
 Owens-Illinois             505,000(b)   17,580,313
 Total                                   47,269,244

 Restaurants & lodging (0.6%)
 Extended Stay America    2,064,000      27,606,000

 Retail (2.4%)
 CUC Intl                   650,000(b)   15,275,000
 Dollar General             265,375      10,996,477
 Home Depot                 697,500      32,913,281
 Office Max               1,287,300      19,068,131
 Wal-Mart Stores            830,000      29,465,000
 Total                                  107,717,889

 Transportation (0.3%)
 Union Pacific              175,000      11,364,063

 Utilities -- gas (0.5%)
 Sonat                      485,000      24,159,062

 Utilities -- telephone (1.6%)
 AirTouch Communications  1,121,500(b)   37,920,719
 MCI Communications         600,000      17,100,000
 WorldCom                   500,000      14,968,750
 Total                                   69,989,469

 Foreign (8.7%)(c)
 BCE                      1,380,000(g)   39,071,250
 Belle                   33,000,000(b)    5,176,446
 Companhia Paranaense
      de Energia ADR        830,500      11,938,437
 Elan ADR                   537,200(b,g) 24,442,600
 Ericsson Cl B            1,175,000      48,982,813
 Kimberly-Clark de Mexico 2,000,000       8,956,566
 Nokia ADR                  130,000      10,075,000
 Northern Telecom           560,000      55,510,000
 Novartis                    10,000(b)   14,160,481
 Petroleo Brasileiro-
      Petrobras ADR         540,000(b)   14,310,000
 Republic Inds            1,699,915(b)   41,754,162
 Royal Dutch Petroleum      700,000      35,525,000
 SmithKline Beecham         950,000      41,146,875
 Telecomunicacoes
      Brasileiras-Telebras  145,000      17,110,000
 Telecel-Communicacaoes
      Pessoais              129,000(b)    9,401,038
 Uniao de Bancos
      Brasileriros ADR      300,000(b,g) 10,500,000
 Total                                  388,060,668

 Total common stocks
 (Cost: $2,084,370,889)              $2,979,533,201


 Preferred stock & other (2.5%)
 First Nationwide
      $11.50                 20,000       2,280,000
 Globalstar Telecom
      6.50% Cv              170,000(b)   11,645,000
 IKON Office Solutions
      $5.04% Cv             349,250      24,294,703
 Loral Space Communication
      6.00% Cv              400,000(b,d) 21,750,000
 Mexico Value
      Rights                  1,000(o)           --
 Pinto Totta Intl Finance
      7.77%                  50,000(b,d)  4,969,850
 Sinclair Capital
      11.625%                30,000       3,292,500
 Time Warner
      10.25% Pay-in-kind      6,785(k)    7,717,938
 Unifi Communications
      Warrants                2,000(d)       40,000
 UNUM
      $2.34 Cv              450,000(b)   34,593,750

 Total preferred stock & other
 (Cost: $102,546,757)                  $110,583,741

(This annual report is not part of the prospectus.)


Bonds (27.3%)

Issuer                                                 Coupon     Maturity         Principal           Value(a)
                                                         rate         year            amount





 U.S. government obligations (6.0%)
 U.S. Treasury                                         5.375%      1997-98       $58,000,000     $  57,919,100
                                                       5.75           2003        35,300,000        34,398,085
                                                       5.875          2004        12,500,000(g)     12,234,250
                                                       5.875          1999        50,000,000        50,010,000
                                                       6.375          2001        70,000,000        70,471,800
                                                       6.50           2005         9,000,000         9,069,210
                                                       7.25           2022        15,000,000        15,992,700
                                                       7.875          2004         5,000,000         5,437,600
    Zero Coupon                                        6.46           2005        18,000,000(f)     11,046,600
 Total                                                                                             266,579,345

 Mortgage-backed securities (5.2%)
 Federal Home Loan Mtge Corp                           6.50           2025         8,577,844         8,327,200
                                                       8.00           2024         4,305,050         4,446,901
                                                       8.50           2026         8,767,734         9,160,002
 Collateralized Mtge Obligation
    Trust Series Z                                     6.50           2023         5,927,377(i)      5,248,514
 Federal Natl Mtge Assn                                5.50           2009        24,788,728        23,757,021
                                                       6.00           2024         6,080,975         5,758,501
                                                       6.50        2010-25        16,891,894        16,606,022
                                                       7.00        2003-26         9,511,936         9,419,354
                                                       7.40           2004        10,000,000        10,483,100
                                                       7.50        2025-27        27,492,669        27,803,548
                                                       8.00           2022         4,967,861         5,140,246
                                                       8.50        2023-25        16,615,234        17,415,554
                                                       8.50           2011        10,000,000        10,467,000
                                                       9.00           2024         3,251,021         3,494,002
 Collateralized Mtge Obligation
    Trust Series Z                                     6.00           2024         7,398,196(i)      5,926,029
                                                       7.00           2022        14,893,378(i)     14,539,693
 Govt Natl Mtge Assn                                   7.00        2008-24        39,340,087        39,457,628
 Merrill Lynch Mtge Investors                          6.96           2028         7,500,000         7,313,672
                                                       8.21           2021         1,722,325         1,704,026
 Standard Credit Card                                  5.95           2004         3,000,000         2,902,620
 Total                                                                                             229,370,633


 Aerospace & defense (0.2%)
 Airplanes GPA                                        10.875          2019         1,750,000         1,990,625
 Alliant Techsystems
    Sr Sub Nts                                        11.75           2003           700,000           772,625
 BE Aerospace                                          9.875          2006         2,500,000         2,587,500
 L-3 Communications                                   10.375          2007           690,000(d)        738,300
 Newport News Shipbuilding
    Sr Nts                                             8.625          2006         1,000,000         1,035,000
 Northrup-Grumman                                      7.00           2006         3,750,000         3,712,237
 Total                                                                                              10,836,287


 Airlines (0.2%)
 Continental Airlines                                  6.94           2015         5,000,000         4,923,950
 Northwest Airlines                                    8.07           2015         1,982,925         2,067,001
                                                       8.97           2015           982,308         1,039,065
 Total                                                                                               8,030,016

 Automotive & related (0.2%)
 Arvin Inds                                            9.50           2027         3,000,000         3,140,820

 General Motors Acceptance
    Medium-term Nts                                    5.95           1998         7,000,000         7,009,870
 Total                                                                                              10,150,690

 Banks and savings & loans (1.2%)
 BankAmerica                                           7.70           2026         3,700,000(d)      3,594,809
 Crestar Capital Trust                                 8.16           2026         7,000,000         7,076,860
 First Empire                                          8.23           2027         4,000,000         4,068,320
 First Nationwide Holdings
    Sr Sub Nts                                        10.625          2003         3,970,000         4,357,075
 Firststar Capital Trust                               8.32           2026         3,000,000         3,096,930
 Greenpoint Financial                                  9.10           2027         2,000,000(d)      2,073,240
 Mellon Capital                                        7.72           2026         1,800,000         1,764,900
 Morgan (JP)
    Medium-term Nts                                    4.00           2012         5,000,000         4,847,500
 Norwest
    Sr Nts                                             6.375          2002         5,800,000         5,783,818
 Riggs Natl
    Sub Nts                                            8.50           2006         4,900,000         5,077,625

 Union Planters Trust                                  8.20           2026         5,000,000         4,993,450
 U.S. Trust Capital Trust                              8.41           2027         3,000,000(d)      3,067,140
 Washington Mutual                                     8.375          2027         2,900,000(d)      2,968,701
 Total                                                                                              52,770,368

 Building materials & construction (0.1%)
 McQuay (AAF)
    Sr Nts                                             8.875          2003         3,000,000         3,030,000
 Owens Corning Fiberglass                              9.375          2012         1,500,000         1,687,530
 Southdown                                            10.00           2006         1,400,000         1,522,500
 Total                                                                                               6,240,030


 Communications equipment & services (0.1%)
 Geotek Communications
    Cv                                                12.00           2001         1,655,000(m)      1,406,750
 GST Telecommunications
    Zero Coupon Cv                                     5.25           2000           550,000(h)        440,000
 Jordan Inds                                           9.875          2007         1,600,000(d)      1,592,000
    Zero Coupon                                       11.75           2007         2,000,000(d)      1,447,500
 Unifi                                                14.00           2004         2,000,000(d)      1,977,500
 Total                                                                                               6,863,750

 Computers & office equipment (0.3%)
 Softkey
    Cv                                                 5.50           2000        15,000,000        13,200,000

 Electronics (0.1%)
 Advanced Micro Devices                               11.00           2003         3,000,000(g)      3,375,000


 Energy (0.2%)
 Forcenergy
    Sr Sub Nts                                         9.50           2006         1,000,000         1,042,500
 Parker & Parsley Petroleum                            8.25           2007         4,200,000         4,537,007
 UNC
    Sr Nts                                             9.125          2003         2,300,000         2,409,250
 Total                                                                                               7,988,757


 Energy equipment & services (0.2%)
 DI Inds                                               8.875          2007         1,500,000         1,496,250
 Foster Wheeler                                        6.75           2005         6,100,000         5,990,322
 Total                                                                                               7,486,572


 Financial services (0.9%)
 Associates Corp North America                         6.375          2002        10,000,000         9,936,800
 AVCO Financial Services                               7.25           1999         4,750,000         4,846,853
 Bat-Crave-800                                         6.68           2000         5,000,000(d)      4,990,500
                                                       6.86           2000         3,000,000         2,994,300
 Corporate Property Investors                          7.18           2013         2,200,000(d)      2,127,488
 DVI
    Sr Nts                                             9.875          2004         3,000,000         3,060,000
 GPA Delaware                                          8.75           1998         1,000,000         1,021,250
 Homeside                                             11.25           2003         1,625,000         1,909,375
 KFW Intl Finance                                      8.00           2010         4,000,000         4,397,480
 Salomon                                               6.75           2006         4,000,000         3,905,000
 Total                                                                                              39,189,046

 Food ( --%)
 Ameriserv Food
    Sr Sub Nts                                        10.125          2007         1,750,000(d)      1,798,125

 Furniture & appliances (0.2%)
 Interface                                             9.50           2005         3,500,000         3,710,000
 Life Style Furnishings                               10.875          2006         3,150,000         3,484,687
 Total                                                                                               7,194,687


 Health care (--%)
 IMED                                                  9.75           2006         1,600,000(d)      1,646,000


 Health care services (0.6%)
 Columbia/HCA Healthcare                               7.69           2025         2,300,000         2,258,209
 La Petite Holdings                                    9.625          2001         2,185,000         2,223,238
 Magellan Health Services
    Sr Sub Nts Cl A                                   11.25           2004         2,000,000         2,217,500
 Manor Care                                            7.50           2006         6,000,000         6,165,660
 Merit Behavioral                                     11.50           2005         1,300,000         1,413,750
 Owens & Minor                                        10.875          2006         1,200,000         1,314,000
 Paracelsus Healthcare
    Sr Sub Nts                                        10.00           2006         2,000,000         2,030,000
 Tenet Healthcare
    Sr Nts                                             8.625          2003         2,500,000         2,606,250
    Sr Sub Nts                                        10.125          2005         2,000,000         2,195,000
 Vencor
    Sr Sub Nts                                         8.625          2007         3,500,000(d)      3,504,375
 Total                                                                                              25,927,982


 Household products (--%)
 Sweetheart Cup
    Sr Sub Nts                                         9.625          2000         2,000,000         2,010,000

 Industrial equipment & services (0.2%)
 AGCO                                                  8.50           2006         2,200,000         2,304,500
 Borg-Warner Security                                  9.625          2007         1,300,000         1,329,250
 Case                                                  7.25           2005         5,000,000         5,047,300
 Total                                                                                               8,681,050

 Insurance (1.3%)
 American United Life                                  7.75           2026         2,500,000(m)      2,408,275
 Americo Life                                          9.25           2005         1,600,000         1,604,000
 Arkwright                                             9.625          2026         3,000,000(d)      3,396,780
 Conseco Finance Trust                                 8.70           2026         3,800,000         3,935,318
 Executive Risk Capital Trust                          8.675          2027         3,000,000         3,115,950
 Leucadia Nat'l
    Sr Sub Nts                                         7.875          2006         5,000,000         5,039,650
 Met Life                                              7.80           2025         6,900,000(d)      6,922,356
 Minnesota Mutual Life                                 8.25           2025         2,700,000(d)      2,895,669
 Nationwide Mutual
    Credit Sensitive Nts                               9.875          2025         9,000,000(d)     10,066,410
 New England Mutual
    Credit Sensitive Nts                               7.875          2024         2,000,000(d)      2,023,280
 Principal Mutual                                      8.00           2044         2,500,000(d)      2,530,750
 SAFECO Capital Trust                                  8.07           2037         5,000,000(d)      4,976,750
 SunAmerica
    Medium term Nts                                    7.34           2005         5,000,000         5,102,600
 Zurich Capital Trust                                  8.38           2037         3,750,000(d)      3,922,313
 Total                                                                                              57,940,101


 Leisure time & entertainment (0.3%)
 AMC Entertainment                                     9.50           2009         2,000,000(d)      2,017,500
 Plitt Theatres                                       10.875          2004         3,000,000         3,187,500
    Riviera Holdings                                  10.00           2004         2,250,000         2,221,875

 Time Warner                                           9.15           2023         5,000,000         5,710,300
 Total                                                                                              13,137,175


 Media (1.2%)
 Cablevision Systems                                   9.25           2005         3,000,000         3,127,500
 Cox Communications                                    7.25           2015         5,000,000         4,890,700
                                                       7.625          2025         5,000,000         5,013,500
 CS Wireless Systems                                  11.38           2006         2,000,000           535,000
 Lamar Advertising                                     9.625          2006         1,100,000         1,163,250
 MDC Communications
    Sr Sub Nts                                        10.50           2006         1,350,000         1,447,875
 News American Holdings                                7.50           2000         4,000,000         4,089,680
                                                       7.75           2045        10,000,000         9,645,400
 Outdoor Systems
    Sr Sub Nts                                         9.375          2006         2,500,000         2,618,750
 Tele-Communications                                   8.75           2023         3,500,000         3,568,180
 Time Warner Entertainment                             8.375          2033         5,000,000         5,268,700
 United Artist Theatre                                 9.30           2015         1,948,255         1,884,937
 Universal Outdoor
    Sr Sub Nts                                         9.75           2006         2,500,000         2,668,750
 Viacom Intl                                           7.00           2003         2,000,000         1,901,760
                                                       8.00           2006         4,000,000         3,910,000
 Total                                                                                              51,733,982


 Metals (0.1%)
 Bayou Steel                                          10.25           2001         2,750,000         2,842,813
 Ryerson Tull                                          8.50           2001         4,000,000         4,150,000
 Total                                                                                               6,992,813


 Multi-industry conglomerates (0.4%)
 Crane                                                 7.25           1999         2,000,000         2,034,280
 Pierce Leahy                                         11.125          2006           812,000(d)        913,500
 Prime Succession                                     10.75           2004         1,275,000         1,405,687
 USI American Holdings
    Sr Nts                                             7.25           2006         3,350,000         3,261,761
 Westinghouse Electric                                 8.875          2001         9,750,000        10,295,025
 Total                                                                                              17,910,253


 Paper & packaging (0.3%)
 Gaylord Container                                    12.75           2005         2,150,000         2,351,563
                                                       9.75           2007         1,750,000(d)      1,780,625
 Owens-Illinois                                        8.10           2007         4,350,000         4,508,601
 Riverwood Intl
    Sr Nts                                            10.25           2006         2,000,000         2,000,000
 Silgan Holdings                                       9.00           2009         1,650,000(d)      1,678,875
 Total                                                                                              12,319,664


 Retail (0.2%)
 Bruno's
    Sr Sub Nts                                        10.50           2005           200,000           173,000
 Pep Boys - Manny,
    Moe & Jack                                         7.00           2005         4,200,000         4,194,414
 Wal-Mart Stores                                       7.00           2006         4,671,431(d)      4,718,659
 Total                                                                                               9,086,073

 Textiles & apparel (--%)
 Dominion Textiles                                     9.25           2006         2,000,000         2,095,000


 Utilities -- electric (1.9%)
 Alabama Power                                         9.00           2024         2,200,000         2,400,222
 Arizona Public Service
    Sale Lease-backed Obligation                       8.00           2015         3,600,000         3,781,188
 Cal Energy
    Sr Nts                                             9.50           2006         1,325,000         1,417,750
 California Energy
    Sr Nts                                             9.875          2003         1,000,000         1,072,500
 Cleveland Electric Illuminating                       7.67           2004         6,500,000         6,609,005
                                                       9.50           2005         7,000,000         7,610,050
 CMS Energy                                            8.125          2002         5,000,000         5,067,800
 Connecticut Light & Power                             7.75           2002         5,000,000(d)      5,034,400
 El Paso Electric                                      8.90           2006         2,750,000         2,942,500
 First Palo Verde Funding                             10.15           2016         1,413,000         1,497,780
 Jersey Central Power & Light                          6.75           2025         7,200,000         6,522,984
 Long Island Lighting                                  9.75           2021         2,500,000         2,655,350
 Niagara Mohawk Power                                  7.75           2006         5,500,000         5,536,960
 Public Services Electric & Gas                        6.75           2016         2,600,000         2,504,580
 Salton Sea                                            7.84           2010         1,325,000         1,363,504
 Sithe Independent Funding                             9.00           2013         1,500,000         1,659,345
 TU Electric                                           8.175          2037         5,000,000         5,049,900

 Utilities -- electric (continued)
 Texas Utilities Electric                              5.875          1998         5,000,000         5,000,700
                                                       7.17           2007         5,000,000         4,950,750
 Virginia Electric Power                               6.75           2007         5,000,000         4,934,700
 Western Massachusetts Electric                        7.375          2001         2,750,000         2,721,318
 Wisconsin Electric Power                              6.875          2095         2,800,000         2,594,060
 Total                                                                                              82,927,346

 Utilities -- gas (0.3%)
 Columbia Gas Systems                                  7.32           2010         7,000,000         7,007,350
 Transcontinental Energy                               9.375          2001         5,000,000         5,458,650
 Total                                                                                              12,466,000


 Utilities -- telephone (0.4%)
 360 Communications                                    7.60           2009         3,000,000         3,064,560
 Primus Telecommunications Group
    with Warrants                                     11.75           2004         2,300,000         2,380,500
 U S WEST Communications                               7.20           2026         5,000,000         4,760,250
 Worldcom                                              7.75           2007         4,000,000         4,155,560
                                                       9.375          2004         2,614,800         2,804,373
 Total                                                                                              17,165,243


 Miscellaneous (0.6%)
 Adams Outdoor Advertising                            10.75           2006         3,000,000         3,262,500
 American General                                      7.57           2045         4,350,000(d)      4,146,072
 Coty                                                 10.25           2005         1,500,000         1,597,500
 Hyperion Telecommunication                           12.25           2004         1,500,000(d)      1,545,000
 Marshall & Ilsley Capital Trust                       7.65           2026         5,700,000         5,562,630
 Norcal Waste Systems
    Sr Nts                                            13.25           2005         2,000,000         2,237,500
 Outsourcing Solutions                                11.00           2006         1,125,000         1,237,500
 SC Intl Services                                      9.25           2007         4,000,000(d)      4,010,000
 Talton Holdings                                      11.00           2007         2,000,000(d)      2,100,000
 Total                                                                                              25,698,702


 Foreign (4.4%)(c)
 ALFA Bank
   (U.S. Dollar)                                      11.28           1997         3,000,000(j)      3,000,000
 Antenna TV
    (U.S. Dollar)                                      9.00           2007         3,000,000(d)      2,925,000
 Banco General
    (U.S. Dollar)                                      7.70           2004         3,750,000(d)      3,715,050
 CAF
    (U.S. Dollar)                                      7.10           2003         5,200,000         5,231,408
 Celcaribe
    (U.S. Dollar) Zero Coupon Cv                      10.31           1998         1,450,000(d,h)    2,320,000
 China Light & Power
    (U.S. Dollar)                                      7.50           2006         7,000,000         7,154,700
 CIA Latino Americana
    (U.S. Dollar)                                     11.625          2004           875,000(d)        929,688
 City of Moscow
    (U.S. Dollar)                                      9.50           2000         5,000,000(d)      5,143,750
    (U.S. Dollar) Zero coupon                         11.00           1997         2,000,000(f)      1,924,800
 Comp Paranaense de Energ
    (U.S. Dollar)                                      9.75           2005         2,000,000(d)      2,067,500
 Dao Heng Bank
    (U.S. Dollar)                                      7.75           2007         3,900,000(d)      3,904,641
 DGS Intl Finance
    (U.S. Dollar)                                     10.00           2007         1,200,000(d)      1,176,000
 Espirito Santos Centrais
    (U.S. Dollar)                                     10.00           2007         2,400,000(d)      2,391,000
 Govt Certificates of Israel
    (U.S. Dollar)                                      9.25           2001         2,513,492         2,643,289
 Govt of Algeria
    (U.S. Dollar)                                      7.06           2006         2,000,000         1,770,000
 Govt of Poland
    (U.S. Dollar)                                      6.94           2024         3,000,000(j)      2,926,890
    (U.S. Dollar)                                      3.75           2014         9,950,000(j)      8,420,187
 Greater Beijing
    (U.S. Dollar)                                      9.25           2004         4,500,000(d)      4,429,215
    (U.S. Dollar)                                      9.50           2007         2,500,000(d)      2,446,975
 Grupo Iusacell Sa De
    (U.S. Dollar)                                     10.00           2004         1,250,000(d)      1,275,000
 Grupo Televisa
    Sr Nts                                            11.875          2006         1,250,000(d)      1,409,375
 Guangdong Enterprises
    (U.S. Dollar)                                      8.875          2007         2,000,000(d)      2,013,460
 Honam Oil Refinery
    (U.S. Dollar)                                      7.125          2005         5,750,000(d)      5,739,880
 Hutchinson Whampo
    (U.S. Dollar)                                      7.50           2027         5,500,000(d)      5,321,635
 Hyundai Semiconductor
    (U.S. Dollar)                                      8.625          2007         4,000,000(d)      4,070,760
 Imexsa Export Trust
    (U.S. Dollar)                                     10.125          2003         3,000,000(d)      3,202,500
 Israel Electric
    (U.S. Dollar)                                      7.25           2006         2,700,000         2,710,584
 Jasmine Submarine Telecom
    (U.S. Dollar)                                      8.48           2011         2,900,000(d)      2,847,974
 Lloyds Bank
    (U.S. Dollar)                                      6.00           2049         9,250,000(j)      8,529,888
 Mexican Cetes
    (Mexican Peso) Zero Coupon                        20.44           1998        17,030,000(f)      1,867,169
 Midland Bank
    (U.S. Dollar)                                      6.06           2049         9,250,000(j)      8,556,250
 Ministry Finance Russia
    (U.S. Dollar)                                      9.25           2001         2,050,000 (d)     2,101,250
 Peoples Republic of China
    (U.S. Dollar)                                      7.375          2001         2,000,000         2,042,500
    (U.S. Dollar)                                      9.00           2096         2,500,000         2,826,025
 Petronas
    (U.S. Dollar) Cv                                   7.75           2015         6,000,000         6,164,160
 Petrozuata Finance
    (U.S. Dollar)                                      8.22           2017         7,000,000(d)      7,327,950
 Philippine Long Distance Telephone
    (U.S. Dollar)                                      7.85           2007         1,500,000(d)      1,423,560
    (U.S. Dollar)                                      8.35           2017         1,500,000(d)      1,409,010
 Pohang Iron & Steel
    (U.S. Dollar)                                      7.125          2006         8,000,000         7,838,800
 Polysindo Intl Finance
    (U.S. Dollar)                                     11.375          2006         1,825,000         2,025,750
 Pt Indah Kiat
    (U.S. Dollar)                                     10.00           2007         3,600,000(d)      3,465,000
 Quno Corp
    (U.S. Dollar)                                      9.125          2005         2,500,000         2,612,500
 Ras Laffan
    (U.S. Dollar)                                      8.29           2014         6,000,000(d)      6,318,300
 Repap New Brunswick
    (U.S. Dollar)                                     10.625          2005         3,000,000         2,850,000
 Republic of Argentina
    (U.S. Dollar)                                      5.50           2023         5,000,000(j)      3,668,750
    (U.S. Dollar)                                      8.75           2002         3,500,000(d)      3,441,434
 Republic of Israel
    (U.S. Dollar)                                      6.375          2005         1,850,000         1,781,032
 Republic of Panama
    (U.S.Dollar)                                       7.875          2002         1,000,000(d)        996,020
 Rogers Cable System
    (Canadian Dollar)                                  9.65           2014         5,000,000         3,744,375
 Rogers Cantel Mobile
    (U.S. Dollar)                                      9.375          2008         2,800,000         3,003,000
 Rostelecom (AO)
    (U.S. Dollar)                                      9.375          2000         3,200,000(m)      3,200,000
 Telekom Malaysia
    (U.S. Dollar)                                      7.875          2025         3,000,000(d)      3,077,040
 United Mexican States
    (U.S. Dollar)                                      6.25           2019         4,000,000         3,205,000
 Veritas Holdings
    (U.S. Dollar)                                      9.625          2003         3,750,000(d)      3,918,750
 Zhuhai Highway
    (U.S. Dollar)                                     12.00           2008         5,000,000(d)      5,650,000
 Total                                                                                             196,154,774

 Total bonds
 (Cost: $1,189,338,495)                                                                         $1,214,965,464


See accompanying notes to investments in securities.

(This annual report is not part of the prospectus.)


 Short-term securities (5.9%)

 Issuer      Annualized         Amount     Value(a)
               yield on     payable at
                date of       maturity
               purchase

 U.S. government agency (0.1%)
 Federal Home Loan Mtge Corp Disc Nt
      10-07-97     5.46%   $ 3,000,000 $  2,982,805

 Certificate of deposit (0.7%)
 ABN Yankee
      04-21-98     6.22     30,000,000   29,991,419

 Commercial paper (5.0%)
 ABB Treasury Center USA
      10-07-97     5.55      2,700,000(e) 2,683,684
 A. I. Credit
      10-09-97     5.66      10,00,000    9,936,248
 AIG Funding
      11-18-97     5.55      8,450,000    8,342,579
 American General Capital
      09-03-97     5.54     13,900,000(e)13,891,505
 American General Finance
      09-16-97     5.54     11,000,000   10,971,275
 Ameritech
      10-20-97     5.65     10,000,000    9,918,768
 BBV Finance (Delaware)
      09-25-97     5.50      5,300,000    5,279,024
 BellSouth Telecommunications
      10-09-97     5.53      4,900,000    4,870,056
 Beneficial
      10-10-97     5.54     10,000,000    9,937,247
 CAFCO
      09-29-97     5.53      2,300,000(e) 2,289,439
 CIT Group Holdings
      09-18-97     5.54      4,900,000    4,885,776
      10-24-97     5.55     10,500,000   10,411,611
 Campbell Soup
      11-18-97     5.54      5,950,000(e) 5,874,361
 Cargill Global
      09-09-97     5.55      2,200,000(e) 2,196,639
      11-03-97     5.56     10,000,000(e) 9,896,417
 Commerical Credit
      09-12-97     5.52      7,300,000    7,285,554
 Commerzbank U.S. Finance
      09-11-97     5.53      6,400,000    6,388,267
 Deutsche Bank Financial
      09-16-97     5.51      4,700,000    4,687,815
 Goldman Sachs Group
      09-25-97     5.52      3,900,000    3,884,508
 Household Finance
      09-04-97     5.53      1,300,000    1,299,007
 MCI Communications
    09-22-97       5.73      5,400,000(e) 5,378,328
      09-23-97     5.63      5,000,000(e) 4,979,228
 May Department Stores
      09-22-97     5.53      5,400,000    5,381,025
 Morgan Stanley Group
      10-08-97     5.55      5,100,000    5,066,876
 Natl Australia Funding (Delaware)
      10-07-97     5.52      4,600,000    4,573,343
 Paccar Financial
      10-01-97     5.53      4,800,000    4,776,491
 Pacific Mutual
      09-26-97     5.53      7,900,000    7,867,353
 Pfizer
      09-02-97     5.50      7,500,000(e) 7,496,575
      09-08-97     5.51      6,700,000(e) 6,690,821
 Reed Elsevier
      11-05-97     5.56      5,400,000(e) 5,342,370
 SBC Communications Capital
      09-04-97     5.57     15,100,000(e)15,085,835
      09-24-97     5.51      8,200,000    8,168,737
 USAA Capital
      10-01-97     5.64      8,000,000    7,957,869
 Total                                  223,694,631


 Letters of credit (0.1%)
 Bank of America-
 AES Barbers Point
      10-17-97     5.53      3,100,000    3,077,308
 Federal Home Loan Bank
      09-18-97     5.61      3,900,000    3,887,488
 Total                                    6,964,796

 Total short-term securities
 (Cost: $263,670,126)               $   263,633,651


 Total investments in securities
 (Cost: $3,639,926,267)(p)           $4,568,716,057


See accompanying notes to investments in securities.

(This annual report is not part of the prospectus.)

      Investments in securities

      Retirement Annuity Mutual Funds
      Managed Fund


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield from the date of acquisition.

(g) Security is partially or fully on loan. See Note 5 to the financial statements.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(i) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 1997.

(k) Pay-in-kind securities are securities in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

(l) At Aug. 31, 1997, securities valued at $24,611,875 were held to cover open call options written as follows:

Issuer                  Shares    Exercise  Expiration          Value(a)
                                     price        date
KLA-Tencor             135,000         $65  Sept. 1997        $ 978,750
Learning               200,000          10  Oct. 1997           900,000
Microchip Technology   300,000          40  Sept. 1997          759,375

Total                                                        $2,638,125

(m) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 1997 is as follows:

 Security                      Aquisition         Purchase
                                     date            cost
 American United Life*
      7.75% 2026                 02-13-96      $2,500,000
 Geotek Communications
      12.00% Cv 2001             03-04-96       2,000,000
 Rostelecom (AO)
      9.375% 2000                08-14-97       3,200,000

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(n) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that were affiliates during the year ended Aug. 31, 1997 are as follows:

Issuer            Beginning       Purchase          Sales   Ending  Dividend
                       cost           cost           cost     cost    income

Advanta Cl A*            $--   $64,584,408    $64,584,408      $--  $145,750

*Issuer was not an affiliate for the entire period ended Aug. 31, 1997.

(o) Negligible market value.

(p) At Aug. 31, 1997, the cost of securities for federal income tax purposes was $3,642, 177,685 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation...........................................$974,283,074
Unrealized depreciation............................................(47,744,702)
                                                                   -----------
Net unrealized appreciation.......................................$926,538,372

(This annual report is not part of the prospectus.)

      Investments in securities

      Retirement Annuity Mutual Funds
      Moneyshare Fund                           (Percentages represent value of
      Aug. 31, 1997                          investments compared to net assets)

 Issuer      Annualized         Amount     Value(a)
               yield on     payable at
                date of       maturity
               purchase

 U.S. government agency (0.5%)
 Federal Home Loan Bank
      01-28-98     5.78%   $ 2,000,000  $ 2,000,000

 Total U.S. government agency
 (Cost: $2,000,000)                       2,000,000


 Certificates of deposit (7.3%)
 ABN Amro Yankee
      09-23-97     5.53      6,000,000    5,999,953
      05-15-98     6.08      1,000,000      999,865
 Bank of New York
      03-03-98     5.83      3,000,000    2,999,563
 Canadian Imperial Bank Yankee
      09-02-97     5.54      3,300,000    3,300,003
      11-03-97     5.57     10,300,000   10,300,000
 Societe Generale
      12-16-97     5.73      3,000,000    3,000,000
      12-24-97     5.54      4,000,000    3,999,110

 Total certificates of deposit
 (Cost: $30,598,494)                     30,598,494

 Commercial paper (73.9%)

 Banks and savings and loans (5.8%)
 Commerzbank U.S. Finance
      10-24-97     5.55      8,200,000    8,131,473
 First Bank Minneapolis
      10-24-97     5.53      3,000,000(c) 2,999,738
      03-06-98     5.55      2,000,000(c) 1,999,602
 Harris Trust
      09-10-97     5.52      4,300,000    4,300,000
 Morgan Guaranty Trust
      06-22-98     6.01      2,000,000    1,999,458
 NBD Bancorp
      09-16-97     5.57      5,000,000    4,986,967
 Total                                   24,417,238

 Commercial finance (7.8%)
 CAFCO
      09-19-97     5.55      5,000,000(b) 4,984,667
      09-29-97     5.54        600,000(b)   597,245
      11-07-97     5.60      2,000,000(b) 1,978,802
 Ciesco LP
      09-16-97     5.57      7,300,000(b) 7,280,971
      10-17-97     5.59     10,000,000(b) 9,926,266
      10-28-97     5.59      4,000,000(b) 3,963,748
 New Center Asset Trust
      09-08-97     5.55      4,000,000    3,994,500
 Total                                   32,726,199

 Financial services (25.6%)
 Associates Corp North America
      09-18-97     5.63      5,000,000    4,985,354
      10-09-97     5.53      5,400,000    5,367,060
 Commercial Credit
      09-12-97     5.52      7,000,000    6,986,148
      09-18-97     5.52      7,900,000    7,877,151
 Goldman Sachs Group
      09-03-97     5.64      6,500,000    6,495,977
      09-19-97     5.54      8,000,000    7,975,511
      09-26-97     5.53      5,000,000    4,979,375
 Household Finance
      09-04-97     5.56      5,000,000    4,996,181
      09-05-97     5.52      6,500,000    6,494,063
      10-28-97     5.56      3,000,000    2,972,958
 Merrill Lynch
      09-30-97     5.57      2,000,000    1,990,493
      10-16-97     5.60      2,500,000(c) 2,500,000
      10-20-97     5.58      6,300,000    6,250,734
      11-04-97     5.59      6,500,000    6,434,220
      05-26-98     5.58      2,000,000(c) 2,000,000
 Morgan Stanley Group
      10-06-97     5.57      5,000,000    4,971,685
      10-08-97     5.56      4,400,000    4,373,831
      10-14-97     5.55      4,900,000    4,866,251
      10-15-97     5.56      8,000,000    7,943,676
      10-20-97     5.55      2,800,000    2,778,183
 Paccar Financial
      09-10-97     5.53      4,700,000    4,692,102
 Total                                  107,930,953

 Food (6.3%)
 CPC Intl
      10-20-97     5.57      6,500,000(b) 6,449,446
      11-05-97     5.60     13,600,000(b)13,460,283
 Campbell Soup
      11-17-97     5.50      4,000,000(b) 3,953,653
      11-18-97     5.55      2,600,000(b) 2,568,396
 Total                                   26,431,778

 Household products (2.4%)
 Clorox
      09-09-97     5.57      7,160,000    7,149,021
 Kimberly Clark
      09-29-97     5.54      3,200,000(b) 3,185,333
 Total10,334,354

 Industrial equipment & services (0.9%)
 ABB Treasury Center (USA)
      09-04-97     5.63      3,700,000(b) 3,697,138

 Insurance (7.4%)
 A.I. Credit
      09-17-97     5.55      3,100,000    3,091,475
 AIG Funding
      11-18-97     5.56      7,700,000    7,606,231
 American General Finance
      09-17-97     5.64      5,000,000    4,986,100
 Lincoln Natl
      09-09-97     5.58      5,000,000(b) 4,992,320
      10-01-97     5.54      2,700,000(b) 2,686,824
      10-02-97     5.55      5,800,000    5,770,758
 St. Paul Companies
      09-15-97     5.52      2,000,000    1,995,120
 Total                                   31,128,828

 Media (3.4%)
 Gannett
      10-14-97     5.56      5,470,000(b) 5,432,325
 Reed Elsevier
      09-16-97     5.63      4,600,000(b) 4,587,944
      11-21-97     5.58      4,400,000(b) 4,344,104
 Total                                   14,364,373

 Multi-industry conglomerates (4.0%)
 BOC Group
      09-23-97     5.55      6,100,000    6,077,593
 General Electric
      09-25-97     5.50      5,800,000    5,776,961
 General Electric Capital
      09-19-97     5.64      5,000,000    4,984,556
 Total                                   16,839,110

 Retail (2.4%)
 May Department Stores
      10-21-97     5.60     10,400,000   10,317,228

 Miscellaneous (7.9%)
 Beneficial
      10-10-97     5.54      6,300,000    6,260,538
 CIT Group Holdings
      09-18-97     5.54      7,100,000    7,079,390
      10-24-97     5.56      5,000,000    4,957,910
 Fleet Funding
      09-10-97     5.54      3,900,000(b) 3,893,434
      09-11-97     5.53      5,900,000(b) 5,889,183
      09-23-97     5.55      5,100,000(b) 5,081,232
 Total                                   33,161,687

 Total commercial paper
 (Cost: $311,348,886)                   311,348,886

 Letters of credit (19.1%)

 ABN Amro-
 Formosa Plastics
      09-02-97     5.70      5,000,000    4,997,658
 Bank of America-
 AES Barbers Point
      10-10-97     5.55      2,300,000    2,285,593
 Bank of America-
 Formosa Plastics
      10-09-97     5.57      2,000,000    1,987,711
      10-16-97     5.57      5,000,000    4,963,967
 Bank of America-
 Minmetals
      09-03-97     5.55     10,000,000    9,993,867
      11-06-97     5.60      1,900,000    1,880,153
 Bank of New York-
 River Fuel Trust 2
      10-03-97     5.58      9,400,000(b) 9,350,906
 Barclays-
 Banco Real
      09-08-97     5.56      6,900,000    6,890,461
      10-06-97     5.91      2,000,000    1,988,181
 Barclays-
 Banco Serfin
      10-20-97     5.63      5,000,000    4,960,758
      10-16-97     5.58      5,000,000    4,963,967
 Credit Suisse-
 Chinatex
      10-21-97     5.57      5,000,000    4,960,133
 Credit Suisse-
 COFCO
      09-11-97     5.65      6,500,000    6,487,932
 Credit Suisse-
 Sunkyong America
      10-27-97     5.58      5,000,000    4,955,694
 First Chicago-
 Commed Fuel
      10-17-97     5.56      4,900,000    4,864,001
 Societe Generale-
 Nafinsa
      10-16-97     5.56      5,000,000    4,963,967

 Total letters of credit
 (Cost: $80,494,949)                     80,494,949


 Total investments in securities
 (Cost: $424,442,329)(d)               $424,442,329


See accompanying notes to investments in securities.

(This annual report is not part of the prospectus.)

      Investments in securities

      Retirement Annuity Mutual Funds
      Moneyshare Fund


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 1997.

(d) Also represents the cost of securities for federal income tax purposes at Aug. 31, 1997.


(This annual report is not part of the prospectus.)

      Retirement Annuity Mutual Funds
      International Equity Fund                 (Percentages represent value of
      Aug. 31, 1997                          investments compared to net assets)


Common stocks (93.5%)
Issuer                       Shares        Value(a)


 Argentina (0.3%)
 Utilities -- telephone
 Telfonica de Argentina ADR  159,000(c)$  5,515,313

 Australia (4.1%)
 Banks and savings & loans (1.3%)
 Westpac Banking           4,592,000(c)  26,638,784

 Building materials & construction (0.5%)
 Pacific Dunlop            4,363,000     11,227,648

 Metals (2.0%)
 MIM Holdings             11,369,625(b)  13,626,017
 Pasminco                 10,647,382(b)  19,281,578
 WMC Limited               1,962,743      9,957,447
 Total                                   42,865,042

 Paper & packaging (0.3%)
 Amcor                       925,000(c)   5,604,082

 Austria (0.4%)

 Machinery
 Boehler-Uddeholm            107,600(d)   8,421,275

 Brazil (1.5%)
 Communications equipment & services (0.5%)
 Telecomunicacoes
    Brasileiras-Telebras ADR  95,000     11,210,000

 Energy (0.6%)
 Petroleo Brasileiro ADR     480,000(b,c)12,720,000

 Utilities -- electric (0.4%)
 Centrais Eletricas
    Brasileiras              366,000(b,c) 7,842,869

 Canada (2.8%)
 Aerospace & defense (0.5%)
 Bombardier Cl B             600,800(b)  11,659,089

 Communications equipment & services (0.6%)
 BCE Mobile                  350,300(b)  12,712,958

 Electronics (1.2%)
 Northern Telecom            250,000     24,781,250

 Energy (0.5%)
 Petro-Canada                590,000(b)  10,196,220

 Chili (0.2%)
 Utilities -- telephone
 Cia de
    Telecomunicaciones
    de Chile                 150,000      4,509,375

 Finland (1.2%)
 Communications equipment & services
 Nokia Cl A                  340,400(b)  26,272,430

 France (8.6%)
 Banks and savings & loans (1.9%)
 Banque Nationale de Paris   957,990     40,834,635

 Building materials & construction (1.0%)
 Lafarge                     330,251(b)  21,305,815

 Energy (2.0%)
 Societe Nationale
    Elf Aquitaine            197,303(b)  21,918,226
 Total Petroleum Cl B        231,310(b)  21,660,806
 Total                                   43,579,032

 Industrial equipment & services (1.3%)
 Michelin                    481,996(c)  27,049,905

 Leisure time & entertainment (1.3%)
 Accor                       178,153     26,681,023

 Utilities -- electric (1.1%)
 SGS THOMSON
    Microelectronics         242,730(b)  22,410,640

 Germany (4.7%)
 Automotive & related (1.1%)
 Daimler-Benz                304,000(b)  22,730,545

 Chemicals (0.7%)
 Hoechst                     386,500     15,295,167

 Communications equipment & services (0.9%)
 Deutsche Telekom            930,676(b,c)18,556,819

 Leisure time & entertainment (1.0%)
 Adidas                    176,647       21,279,824

 Miscellaneous (1.0%)
 SGL Carbon                  161,434(b)  20,028,367

 Hong Kong (7.7%)
 Banks and savings & loans (2.2%)
 HSBC Holdings             1,532,800     46,679,243

 Multi-industry conglomerates (2.5%)
 Guangdong Investment      4,860,000(b)   5,863,731
 Hutchison Whampoa         1,449,000     12,060,197
 Shanghai Industrial
    Holdings               3,995,000(b,c)26,291,371
 Swire Pacific Cl A        1,200,000      9,174,785
 Total                                   53,390,084

 Real estate (2.4%)
 Cheung Kong Holdings      3,624,000(b)  38,346,729
 New World Development     1,920,000     11,966,707
 Total                                   50,313,436

 Retail (0.6%)
 China Merchants
    Holdings Intl          3,800,000(b)  12,013,677

 Israel (0.2%)
 Health care
 Teva Pharmaceutical Inds     95,000(c)   4,975,625

 Italy (8.4%)
 Banks and savings & loans (2.7%)
 Credito Italiano         15,010,000(b,c)31,036,102
 Instituto Bancario
    San Paolo di Torino    3,671,146(b,c)25,579,998
 Total                                   56,616,100

 Communications equipment & services (2.8%)
 Telecom Italia            2,920,000     17,335,561
 Telecom Italia Risp      11,760,400     41,505,333
 Total                                   58,840,894

 Energy (2.9%)
 Ente Nazionale Idrocarburi10,837,802(c) 60,474,350

 Japan (14.1%)
 Automotive & related (0.7%)
 Mitsubishi Motors         2,477,000(b)  14,344,570

 Banks and savings & loans (0.7%)
 Sanwa Bank                  603,000(b)   7,482,936
 Sumitomo Bank               500,000(b)   7,362,978
 Total                                   14,845,914

 Communications equipment & services (0.7%)
 DDI  2,800(b)            14,593,588

 Electronics (4.9%)
 Casio Computer            2,415,000(b,c)20,978,282
 Mitsumi Electric          1,050,000(b,c)22,672,182
 NEC                       2,700,000(b)  30,155,117
 Sony                        330,000(b,c)28,665,977
 Total                                  102,471,558

 Health care (0.6%)
 Eisai                       645,000(b,c)12,219,648

 Industrial equipment & services (2.4%)
 DAI Nippon Printing       1,070,000(b)  22,307,342
 Secom400,000(b)          28,359,876
 Total                                   50,667,218

 Machinery (0.9%)
 Kurita Water Inds           774,000(b)  20,362,523

 Metals (0.9%)
 Fujikura                  2,290,000(b)  19,134,642

 Real estate (1.4%)
 Sumitomo Realty &
    Development            3,733,000(b)  29,616,931

 Retail (0.9%)
 Takashimaya               1,670,000(b)  18,513,339

 Malaysia (1.7%)
 Automotive & related (0.1%)
 Perushaan Otomobil
    Nasional                 729,000(b)   2,119,367

 Banks and savings & loans (0.4%)
 Malayan Banking           1,371,000(b)   9,097,016

 Utilities -- electric (1.2%)
 Tenega Nasional             543,000(b)   1,615,767
 Tokyo Electron              435,000(b)  23,571,871
 Total                                   25,187,638

 Mexico (1.5%)
 Beverages & tobacco (0.7%)
 Formento Economico
   Mexicano Series B       1,225,000      8,500,385
 Panamerican Beverages       180,000      5,411,250
 Total                                   13,911,635

 Communications equipment & services (0.8%)
 Telefonos de Mexico
    Series L ADR             387,500     17,776,563

 Netherlands (9.6%)
 Chemicals (1.1%)
 Akzo Nobel                  155,340(b)  24,078,273

 Energy (1.3%)
 Royal Dutch Petroleum       520,626(b)  26,421,737

 Financial services (1.7%)
 ING Groep                   814,427     35,444,695

 Furniture & appliances (4.6%)
 Philips Electronics       1,363,933(b)  97,054,882

 Retail (0.9%)
 Vendex Intl                 382,523(b)  19,149,664

 Peru (0.3%)
 Communications equipment & services (0.1%)
 Telefonica del Peru ADR      82,000(b)   1,916,750

 Financial services (0.2%)
 Credicorp                 235,000(c)     4,949,688

 Philippines (0.7%)
 Electronics (0.1%)
 Manila Electric             806,000(b)   2,713,006

 Utilities -- telephone (0.6%)
 Philippines Long Distance
    Telephone ADR            435,800(c)  11,003,950

 Russia (1.1%)
 Energy (0.5%)
 Lukoil ADR                  125,000(b,c)11,321,250

 Utilities -- electric (0.6%)
 Mosenergo ADR               275,000(b)  12,337,302

 Singapore (2.4%)
 Banks and savings & loan (1.0%)
 Oversea -- Chinese Banking  906,000(b)   7,072,974
 United Overseas Bank      1,685,000(b)  13,043,002
 Total                                   20,115,976

 Real estate (1.3%)
 City Developments         2,145,000(b)  13,552,595
 Keppel Land               5,420,000(b)  14,128,216
 Total                                   27,680,811

 Transportation (0.1%)
 Singapore Airlines          390,000(b)   2,838,240

 Spain (1.0%)
 Communications equipment & services
 Telefonica de Espana        847,087(c)  21,952,458

 Sweden (3.4%)
 Industrial equipment & services
 ABB AB Class B Shaes      1,500,000(b)  21,802,878
 Ericsson (LM) B Free      1,196,080     49,802,502
 Total                                   71,605,380

 Switzerland (5.8%)
 Financial services (1.1%)
 Credit Suisse Group         188,892(b)  22,681,251

 Health care (4.7%)
 Novartis                     34,630(b)  49,037,746
 Roche Holding                 5,833     49,174,856
 Total                                   98,212,602

 Taiwan (0.6%)
 Chemicals (0.3%)
 Nan Ya Plastics           1,971,360(b)   5,148,049

 Electronics (0.3%)
 Compal Electronics        1,340,000(b)   6,438,717

 United Kingdom (11.1%)
 Banks and savings & loans (0.7%)
 Lloyds TSB                1,268,186(b)  14,867,097

 Communications equipment & services (1.0%)
 British
    Telecommmunications    3,159,638     20,467,228

 Energy (1.4%)
 Shell Transport & Trading 4,431,460(b)  29,963,171

 Food (1.3%)
 Unilever                    999,973(b)  27,701,812

 Health care (2.8%)
 Glaxo Wellcome            1,864,046     37,327,465
 SmithKline Beecham Cl A   2,389,862(b)  20,750,914
 Total                                   58,078,379

 Multi-industry conglomerates (0.1%)
 Framlington Maghreb
    Fund Units                29,400(b)   1,958,040

 Retail (1.1%)
 Great Universal Stores    2,265,040(b)  23,027,581

 Transportation (0.9%)
 British Airways             629,025      6,558,187
 NFC                       5,774,420     12,499,552
 Total                                   19,057,739

 Utilities -- electric (1.8%)
 BG                        8,864,369(b)  38,807,569

 Venezuela (0.1%)
 Communications equipment & services
 Compania Anonima Nacional Telefonos
    de Venezuela ADR          51,000(b)   2,103,750

 Total common stocks
 (Cost: $1,733,257,501)              $1,969,190,713


 Preferred stock & other (1.4%)
 Issuer                       Shares        Value(a)

 BNP
    Warrants                 347,900   $  3,746,883
 Henkel KGaA                 529,920(c)  26,738,140

 Total preferred stock & other
 (Cost: $25,956,890)                    $30,485,023


 Short-term securities (15.6%)
 Issuer      Annualized          Amount     Value(a)
               yield on      payable at
                date of        maturity
               purchase

 Commercial paper (14.5%)
 AIG Funding
      11-18-97     5.55%  $  7,200,000 $  7,108,470
 Alabama Power
      10-15-97     5.57      8,800,000    8,735,296
 American General
      09-03-97     5.54     11,800,000(e)11,792,789
 AT&T
      09-08-97     5.50      2,200,000    2,196,991
 Ameritech
      09-12-97     5.60     10,000,000    9,978,903
      10-20-97     5.65      5,000,000    4,959,384
 Ameritech Capital Funding
      10-24-97     5.55     11,800,000(e)11,695,235
 Associates Corp North America
      09-12-97     5.54      5,200,000    5,189,672
      10-09-97     5.53      9,000,000    8,945,100
 Avco Financial
      09-29-97     5.64      4,700,000    4,676,881
 BOC Group
      09-15-97     5.55     10,000,000    9,975,555
 Beneficial
      10-10-97     5.53      4,100,000    4,074,318
 CAFCO
      11-04-97     5.57     15,000,000(e)14,842,271
 Campbell Soup
      11-17-97     5.49     10,200,000(e)10,071,933
 Cargill Global
      09-09-97     5.52      1,400,000(e) 1,397,869
      11-03-97     5.56      9,800,000(e) 9,698,488
 Ciesco LP
      09-18-97     5.54     15,000,000(e)14,956,379
 Commercial Credit
      09-17-97     5.54      7,400,000    7,379,613
      09-18-97     5.52     12,000,000   11,965,293
 Commerzbank U.S. Finance
    09-10-97       5.52      5,700,000    5,690,421
 Fleet Funding
      09-11-97     5.53     18,700,000(e)18,665,717
 Gannett
      09-16-97     5.53     11,500,000(e)11,470,078
 General Electric Capital Services
      09-19-97     5.53      1,800,000    1,794,500
 Household Finance
      09-09-97     5.52      3,400,000    3,394,806
 Kredietbank North America Finance
      09-17-97     5.52      1,400,000    1,396,157
 Lincoln Natl
      09-22-97     5.53      3,700,000(e) 3,687,022
 May Department Stores
      09-22-97     5.53      7,600,000    7,573,294
 Metlife Funding
      09-17-97     5.53     14,300,000   14,260,603
 Morgan Stanley Group
      10-08-97     5.55      6,800,000    6,755,835
      10-15-97     5.55      7,900,000    7,844,380
      10-22-97     5.55      4,500,000    4,463,496
 Natl Australia Funding (Delaware)
      09-15-97     5.61     11,300,000   11,268,186
      10-07-97     5.52      7,700,000    7,655,378
 Natl Bank Detroit
      10-24-97     5.56      7,600,000    7,531,326
 New Center
      09-04-97     5.50     10,000,000    9,992,403
 Paccar Financial
      09-11-97     5.52      1,700,000    1,696,883
 Pitney Bowes
      10-20-97     5.75        800,000      793,383
 Reed Elsevier
      09-05-97     5.61     12,100,000(e)12,086,423
 Siemens Capital
      09-10-97     5.52      7,500,000    7,487,396
 Total                                  305,148,127

 Letters of credit (1.1%)
 Bank of America-
 AES Barbers Point
      10-10-97     5.55      6,400,000    6,356,547
      10-17-97     5.53      7,200,000    7,147,296
 Barclays Bank-
 Banco Real
      09-08-97     5.53      2,100,000    2,097,097
 Credit Suisse-
 COFCO
      09-11-97     5.57      8,500,000    8,480,683
 Total                                   24,081,623

 Total short-term securities
 (Cost: $329,288,431)                $  329,229,750


 Total investments in securities
 (Cost: $2,088,502,822)(f)           $2,328,905,486


See accompanying notes to investments in securities.

(This annual report is not part of the prospectus.)

      Investments in securities

      Retirement Annuity Mutual Funds
      International Equity Fund


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 5 to the financial statements.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) At Aug. 31, 1997, the cost of securities for federal income tax purposes was $2,089,705,426 and the aggregate gross unrealized appreciation and depreciation based on that cost was:


Unrealized appreciation...........................................$322,558,404
Unrealized depreciation............................................(83,358,344)
                                                                   -----------
Net unrealized appreciation.......................................$239,200,060

(This annual report is not part of the prospectus.)

      Retirement Annuity Mutual Funds
      Aggressive Growth Fund                    (Percentages represent value of
      Aug. 31, 1997                         investements compared to net assets)

 Investments in securities of unaffiliated issuers

 Common stocks (90.1%)
 Issuer                       Shares        Value(a)

 Aerospace & defense (1.8%)
 AAR                         185,500   $  6,225,843
 Hexcel                      426,550(b)  11,863,422
 Kellstrom Inds              195,000(b)   2,998,125
 Precision Castparts         193,000     12,472,625
 Rohr                        348,000(b)   9,417,750
 Total                                   42,977,765

 Automotive & related (0.8%)
 Budget Group Cl A           330,000(b)   9,693,750
 Cummins Engine              140,000     10,771,250
 Tota                                   l20,465,000

 Banks and savings & loans (1.3%)
 SouthTrust                  200,000      8,950,000
 TCF Financial               170,000      9,063,125
 Washington Mutual           220,000     13,172,500
 Total                                   31,185,625

 Beverages & tobacco (0.4%)
 JR Cigar                    310,000      9,920,000

 Building materials & construction (1.6%)
 Tyco Intl                   500,000     39,218,750

 Chemicals (2.4%)
 Crompton & Knowles          520,000     13,130,000
 Morton Intl                 380,000     12,635,000
 Praxair                     225,000     12,023,438
 USA Waste Service           500,000(b)  21,000,000
 Total                                   58,788,438

 Communications equipment & services (1.6%)
 ADC Telecommunications      350,000(b)  12,993,750
 Brightpoint                 232,800(b)   8,730,000
 DSC Communications          550,000(b)  16,018,750
 Total                                   37,742,500

 Computers & office equipment (13.6%)
 3Com                        229,000(b)  11,435,688
 Adaptec                     241,000(b)  11,568,000
 America Online              105,000(b)   6,772,500
 Bay Networks                400,000(b)  14,150,000
 BEA Systems                 320,000(b)   5,880,000
 BMC Inds                    162,000      5,042,250
 BMC Software                240,000(b)  15,030,000
 Cadence Design Systems      271,000(b)  12,889,438
 Cambridge Technology
    Partners                  35,000(b)   1,128,750
 Cisco Systems               200,000(b)  15,075,000
 Computer Horizons           300,000(b)  11,925,000
 Data General                375,000(b)  13,476,562
 E Trade Group               325,000(b)  10,440,625
 Fiserv                      350,000(b)  15,750,000
 Galileo Intl                440,000(b)  11,632,500
 Keane                        97,000(b,c) 5,698,750
 Legato Systems              155,000(b)   4,417,500
 Lycos                       200,000(b)   6,262,500
 McAfee Associates           225,000(b)  12,740,625
 Oracle                      358,500(b)  13,667,812
 PLATINUM Technology         420,000(b)   9,975,000
 Quantum                     206,000(b)   7,222,875
 Sanmina                     160,000(b,g)12,680,000
 Security Dynamics
    Technologies             300,000(b)  11,793,750
 Sequent  Computer  Systems  300,000(b)   8,456,250
 Solectron                   260,000(b)  10,887,500
 Sterling  Commerce          333,000(b)  11,009,812
 Storage  Technology         250,000(b)  12,734,375
 Structural  Dynamics
    Research                 500,000(b)  13,281,250
 Transition Systems          481,000(b)   9,199,125
 Veritas Software            235,000(b)  14,834,375
 Vestcom  Intl               180,000(b)   2,925,000
 Total                                  329,982,812

 Electronics (9.4%)
 Advanced Lighting
    Technologies             220,000(b)   5,280,000
 Analog Devices              500,000(b)  16,562,500
 Applied Materials           140,000     13,212,500
 CIENA                       300,000(b,c)14,325,000
 Credence Systems            375,000(b)  17,648,438
 Cymer                       100,000      9,087,500
 Integrated Silicon Solution  55,000(b)     804,375
 Kent Electronics            400,000(b)  14,975,000
 KLA-Tencor                  500,000(b,c)35,437,500
 Kulicke & Soffa Inds         65,000(b)   2,985,938
 Lattice Semiconductor       170,000(b)  10,826,875
 Linear Technology           155,000     10,162,188
 Maxim Integrated Products   300,000(b)  20,737,500
 Photronics                  100,000(b)   5,900,000
 PRI Automation              220,000(b,c)11,770,000
 Tektronix                    67,000      3,722,688
 Teradyne                    300,000(b)  16,706,250
 Transcrypt Intl             295,000(b)   5,457,500
 Xilinx                      253,000(b)  12,017,500
 Total                                  227,619,252

 Energy (1.2%)
 Anadarko Petroleum           86,100      6,322,969
 Newfield Exploration         52,350(b)   1,344,741
 Pogo Producing              300,000     13,012,500
 Sun                         250,000      9,718,750
 Total                                   30,398,960

 Energy equipment & services (7.3%)
 Baker Hughes                273,000     11,568,375
 Camco Intl                  200,000     13,775,000
 Coflexip                    225,000     11,235,938
 Cooper Cameron              330,000(b)  21,408,750
 Diamond Offshore Drilling   350,000     19,118,750
 EVI                         250,000(b)  13,140,625
 Falcon Drilling             450,000(b)  14,175,000
 Key Energy Group            300,000(b)   7,762,500
 Lone Star Technologies      500,000(b)  20,406,250
 Marine Drilling             600,000(b)  14,400,000
 Parker Drilling             978,000(b)  12,897,375
 Santa Fe Intl               208,400(b)   9,325,900
 Smith Intl                  120,000      8,730,000
 Total                                  177,944,463

 Financial services (3.3%)
 Associates First
     Capital Cl A            205,000     11,902,812
 Franklin Resources          160,000     12,380,000
 Paychex                     295,000     10,103,750
 PMT Services                688,000(b)  11,610,000
 Providian Financial         475,000     17,693,750
 Schwab (Charles)            400,000     16,975,000
 Total                                   80,665,312

 Food (0.5%)
 Delta & Pine Land           300,000     11,025,000

 Furniture & appliances (1.1%)
 Furniture Brands Intl       569,000(b)  10,028,625
 Leggett & Platt             375,000     16,125,000
 Total                                   26,153,625

 Health care (4.6%)
 ALZA                        450,000(b)  13,050,000
 Arterial Vascular
    Engineering              270,000(b)   9,990,000
 Biogen                      300,000(b)  11,812,500
 ChiRex                      378,000(b)   7,418,250
 Dura Pharmaceuticals         97,000(b)   3,455,625
 Guidant                     140,000     12,293,750
 IDEXX Laboratories          861,000(b)  16,197,562
 Stryker                     300,000     11,981,250
 Tecnol Medical Products     412,500(b)   8,868,750
 Watson Pharmaceuticals      300,000(b)  15,768,750
 Total                                  110,836,437

 Health care services (5.6%)
 Access Health               442,000(b)  13,812,500
 American Oncology Resources 750,000(b)  10,265,625
 FPA Medical Management      460,100(b)  13,342,900
 HBO & Co                    729,000     52,214,625
 Health Management
    Associates Cl A          600,000(b)  17,737,500
 Healthcare Recoveries        75,000(b)   1,321,875
 HEALTHSOUTH                 250,000(b)   6,234,375
 Henry Schein                294,000(b)  10,473,750
 Stewart Enterprises         275,000     10,862,500
 Total                                  136,265,650

 Household products (0.8%)
 Action Performance Cos      355,000(b)  11,581,875
 Premark Intl                246,000      7,318,500
 Total                                   18,900,375

 Industrial equipment & services (1.7%)
 AGCO                        324,000     10,530,000
 Integrated Process
    Equipment                250,000(b)   8,250,000
 Terex                       476,000(b)  10,293,500
 UCAR Intl                   250,000(b)  11,796,875
 Total                                   40,870,375

 Insurance (1.0%)
 Frontier Insurance Group    360,000     12,600,000
 Nationwide Financial
    Services Cl A             47,200      1,309,800
 SunAmerica                  200,000     10,775,000
 Total                                   24,684,800

 Leisure time & entertainment (1.0%)
 Carnival Cl A               240,000     10,515,000
 Galoob Toys                 427,000(b)   8,860,250
 Imax                        175,000(b)   4,178,125
 Total                                   23,553,375

 Media (2.2%)
 Clear Channel
    Communications           206,000(b)  13,995,125
 Evergreen Media Cl A        350,000(b)  16,756,250
 Outdoor Systems             900,000(b)  23,793,750
 Total                                   54,545,125

 Metals (0.5%)
 Reynolds Metals             175,000     12,370,313

 Multi-industry conglomerates (3.3%)
 Corrections Corporation
    of America               300,000(b)  11,100,000
 Crane                       260,000     11,472,500
 Electronics for Imaging     235,000(b)  12,572,500
 Mayne Nickless              675,000      3,861,169
 NCO Group                   217,500(b)   8,156,250
 Registry                    198,600(b)   9,110,775
 Staffmark                    25,000(b)     703,125
 Westinghouse Electric       900,000     23,175,000
 Total                                   80,151,319

 Restaurants & lodging (1.2%)
 CapStar Hotel               600,000(b)  19,650,000
 Papa John's Intl            158,200(b)   5,398,575
 Ryan's Family Steak Houses  512,000(b)   4,736,000
 Total                                   29,784,575

 Retail (9.9%)
 Barnes & Noble              200,000(b)   9,287,500
 Bed Bath & Beyond           300,000(b)   9,300,000
 Cole Natl Cl A              150,000(b)   6,684,375
 Costco Cos                  600,000(b)  21,637,500
 Dayton Hudson               113,000      6,441,000
 Family Dollar Stores      1,000,000     21,250,000
 Jostens                     156,400      3,773,150
 Kohl's                      325,000(b)  22,404,687
 Kroger                      372,000(b)  11,206,500
 Men's Wearhouse             429,000(b)  15,578,062
 Michaels Stores             590,000(b)  14,418,125
 Office Depot                709,000(b)  13,072,187
 Pier 1 Imports              750,000     12,750,000
 Rexall Sundown              345,000(b)  11,988,750
 Rite Aid                    350,000     17,521,875
 Safeway                     250,000(b)  12,734,375
 Stein Mart                  214,000(b)   5,992,000
 Tiffany & Co                200,000      9,050,000
 Walgreen                    360,000      9,697,500
 Williams-Sonoma             150,000(b)   6,712,500
 Total                                  241,500,086

 Textiles & apparel (0.5%)
 Jones Apparel Group         225,000(b)  11,292,188

 Transportation (3.8%)
 Airborne Freight            180,000(c)   8,865,000
 American Freightways        463,000(b)   7,408,000
 Caliber System              300,000     12,525,000
 CNF Transportation          450,000     16,256,250
 Expeditors Intl of
    Washington               247,000      9,046,375
 Hvide Marine Cl A           300,000(b)   9,262,500
 Kansas City Southern Inds   150,000     11,231,250
 Keppel                    1,000,000      2,606,682
 US Xpress Enterprises       307,000(b)   5,890,562
 Yellow                      259,400(b)   8,138,675
 Total                                   91,230,294

 Utilities -- telephone (3.4%)
 Brooks Fiber Properties     350,000(b)  11,768,750
 General Cable               273,000(b)   9,452,625
 LCI Intl                    750,000(b)  18,000,000
 Nextel Communications Cl A  520,000(b)  13,032,500
 Omnipoint                   400,000(b)   8,375,000
 USLD Communications         500,000(b,c) 7,687,500
 WorldCom                    450,000(b)  13,471,875
 Total                                   81,788,250

 Foreign (4.3%) (h)
 ASM Lithography Holding     184,400(b)  15,674,000
 Banco de Galicia-Buenos
    Aires ADR                252,000(g)   7,500,937
 BioChem Pharmaceuticals     400,000(b)  10,375,000
 CBT Group ADR               100,000(b,c) 6,500,000
 Check Point Software
    Technologies             266,550(b)   6,863,663
 Creative Technology         550,000(b)  10,587,500
 Elan ADR                    300,000(b,g)13,650,000
 Millicom Intl Cellular      228,000(b)  11,628,000
 Newbridge Networks          280,000(b)  12,740,000
 Teledata Communications     250,000(b)   8,625,000
 Total                                  104,144,100

 Total common stocks of unaffiliated issuers
 (Cost: $1,776,013,994)              $2,186,004,764

 Bonds (0.4%)

 Issuer                    Principal        Value(a)
                              amount
 Level One Communications
    4% 2004              $ 5,500,000(d) $ 6,008,750
 Thermolase
    4.375% 2004            2,500,000(d)   2,590,625

 Total bonds
 (Cost: $8,074,895)                      $8,599,375


 Short-term securities (7.8%)
 Issuer      Annualized         Amount     Value(a)
               yield on     payable at
                date of       maturity
               purchase

 Commercial paper (7.4%)
 Albertson's
      09-08-97     5.50      9,100,000    9,087,533
 American General
      09-15-97     5.53      1,600,000    1,596,089
 AT&T
      09-19-97     5.52     10,000,000    9,969,444
 Avco Financial Services
      09-15-97     5.56      2,600,000    2,593,067
 Barclays U.S. Funding
      09-16-97     5.53     10,500,000   10,472,680
 Beneficial
      09-10-97     5.53      5,200,000    5,191,261
      09-26-97     5.54     11,500,000   11,452,476
 CAFCO
      09-15-97     5.54      3,000,000(e) 2,992,653
 Commercial Credit
      10-03-97     5.55     10,000,000    9,947,961
 Deutsche Bank Financial
      09-16-97     5.51      4,200,000    4,189,112
 Fleet Funding
      09-09-97     5.52        700,000(e)   698,931
 Ford Motor Credit
      09-22-97     5.53      6,300,000    6,277,862
 General Electric Capital
      09-10-97     5.52     12,000,000   11,979,870
 Lincoln Natl
      09-19-97     5.53      9,200,000(e) 9,171,889
 Merrill Lynch
      10-08-97     5.54      6,200,000    6,162,991
 New Center Asset Trust
      09-24-97     5.53     13,400,000   13,348,819
 Pacific Mutual Life Insurance
      09-18-97     5.50      7,400,000    7,378,597
 Pfizer
      09-12-97     5.52      6,500,000(e) 6,487,114
 Pioneer Hi-Bred Intl
      09-09-97     5.52      3,600,000    3,594,500
      09-12-97     5.52      6,000,000    5,988,083
 Reed Elsevier
      09-05-97     5.61      4,500,000(e) 4,494,951
 SBC Communications Capital
      09-04-97     5.49      2,300,000(e) 2,298,256
 Societe Generale North America
      09-04-97     5.52      4,200,000    4,196,792
 Southern California Gas
      09-19-97     5.53      9,700,000(e) 9,670,307
 St. Paul Companies
      09-29-97     5.52      1,300,000(e) 1,294,053
 Sysco
      09-16-97     5.53      4,700,000(e) 4,687,793
 Toyota Motor Credit
      09-02-97     5.50%    $6,100,000$   6,097,219
      09-16-97     5.50      7,100,000    7,081,627
 Total                                  178,401,930

 Letters of credit (0.4%)
 Bank of America-
 AES Barbers Point
      10-10-97     5.55      9,000,000    8,938,894

 Bank of America-
 Formosa Plastics
      09-12-97     5.51      1,400,000    1,397,225
 Total                                   10,336,119


 Total short-term securities
 (Cost: $188,744,233)                $  188,738,049


 Total investments in securities of unaffiliated issuers
 (Cost: $1,972,833,122)              $2,383,342,188

 Investments in securities of affiliated issuers(f)

 Common stock (1.1%)
 Issuer                     Shares        Value(a)

 Dave & Buster's             378,000(b)$ 12,190,500
 Steiner Leisure             465,000(b)  14,182,500

 Total investments in securities of affiliated issuer
 (Cost: $19,447,426)                 $   26,373,000


 Total investments in securities
 (Cost: $1,992,280,548)(i)           $2,409,715,188


See accompanying notes to investments in securities.

(This annual report is not part of the prospectus.)



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) At Aug. 31, 1997, securities valued at $29,883,750 were held to cover open call options written as follows:

Issuer                Shares  Exercise    Expiration             Value (a)
                                 price          date

Airborne Freight     180,000       $50     Oct. 1997           $  405,000
CBT Group ADR         10,000        70     Oct. 1997               37,500
CIENA                100,000        50     Oct. 1997              337,500
Keane                 27,000        65     Oct. 1997               97,875
KLA-Tencor           150,000        75    Sept. 1997              314,250
PRI Automation        20,000        60     Oct. 1997               65,000
USLD Communications  150,000        15    Sept. 1997              150,000
Total                                                          $1,407,125

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration  under the  Securities  Act of 1933, as amended.  This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(f) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the year ended Aug. 31, 1997 are as follows:

 Issuer                         Beginning       Purchases         Sales       Ending   Dividend
                                     cost            cost          cost         cost     income

 Emisphere Technologies*      $        --   $  9,453,520    $ 9,453,520  $        --       $--
 Heftel Broadcasting*          12,266,622             --     12,266,622           --        --
 Dave & Busters*                       --     11,941,176             --   11,941,176        --
 Steiner Leisure*                      --      7,961,250        455,000    7,506,250        --
 Total                        $12,266,622     $29,355,946   $22,175,142  $19,447,426       $--

*Issuer was not an affiliate for the entire year.

(g) Security is partially or fully on loan. See Note 5 to the financial statements.

(h) Foreign security values are stated in U.S. dollars.

(i) At Aug. 31, 1997, the cost of securities for federal income tax purposes was $1,994,417,821 and the aggregate gross unrealized appreciation and depreciation based on that cost was:


Unrealized appreciation...........................................$431,844,358
Unrealized depreciation............................................(16,546,991)
                                                                   -----------
Net unrealized appreciation.......................................$415,297,367

(This annual report is not part of the prospectus.)

      Investments in securities

      Retirement Annuity Mutual Funds
      Global Yield Fund                         (Percentages represent value of
      August 31, 1997                        investments compared to net assets)


 Bonds (82.6%) (b)

 Issuer                                              Coupon       Maturity         Principal           Value(a)
                                                       rate           year            amount
 Argentina (5.9%)
 Argentina Republic
    (Argentine Peso)                                   8.75 %         2002     $   1,500,000(c)     $1,474,900
    (Japenese Yen)                                     5.50           2001       110,000,000           959,200
    (U.S. Dollar)                                      6.75           2005         1,455,000(d)      1,384,069
    (U.S. Dollar)                                     11.375          2017         1,000,000         1,167,000
 Perez Companc
    (U.S. Dollar)                                      9.00           2004         1,000,000(c)      1,043,750
 Providence of Mendoza
    (U.S. Dollar)                                     10.00           2007         1,000,000(c)        993,750
 Total                                                                                               7,022,669

 Australia (2.1%)
 Govt of Australia
    (Australian Dollar)                               10.00           2007           680,000           620,464

 Queensland Tresury
    (Australian Dollar)                                8.00           2003         2,410,000         1,913,711
 Total                                                                                               2,534,175

 Brazil (0.8%)
 Espirito Santo Centrais
    (U.S. Dollar)                                     10.00           2007         1,000,000(c)        996,250

 Canada (4.2%)
 Govt of Canada
    (Canadian Dollar)                                  8.00           2023         4,200,000         3,560,693
 Rogers Communication
    (Canandian Dollar)                                 8.75           2007         2,000,000         1,432,943
 Total                                                                                               4,993,636

 Denmark (2.1%)
 Govt of Denmark
    (Danish Krone)                                     8.00        2003-06        15,200,000         2,481,640

 France (0.4%)
 Govt of France
    (European Currency Unit)                           7.50           2005           400,000           483,840

 Germany (3.7%)
 Federal Republic of Germany
    (Deutsche Mark)                                    6.00           2016         4,300,000         2,330,169
    (Deutsche Mark)                                    7.50           2004         3,430,000         2,140,639
 Total                                                                                               4,470,808

 Hong Kong (0.8%)
 Dao Heng Bank
    (U.S. Dollar) Sub Nts                              7.75           2007         1,000,000(c)      1,001,190

 Indonesia (1.1%)
 Tjiwi Kimia
    (U.S. Dollar)                                     10.00           2004         1,300,000(c)      1,274,000

 Israel (0.9%)
 Israel Electric
    (U.S. Dollar) Sr Nts                               7.875          2026         1,000,000(c)      1,020,840

 Italy (3.2%)
 Govt of Italy
    (Italian Lira)                                     7.75           2001     2,450,000,000         1,460,053
    (Italian Lira)                                     8.50           2004     3,820,000,000         2,374,970
 Total                                                                                               3,835,023

 Mexico (3.3%)
 BNCE
    (U.S. Dollar)                                      7.25           2004         2,000,000         1,865,000
 United Mexican States
    (Japanese Yen)                                     5.00           1998        30,000,000           256,200
    (U.S. Dollar)                                     11.375          2016           550,000           635,938
    (U.S. Dollar)                                     11.50           2026         1,050,000         1,242,150
 Total                                                                                               3,999,288

 Panama (0.8%)
 Banco General
    (U.S. Dollar)                                      7.70           2002         1,000,000(c)        990,680

 Peru (0.9%)
 Southern Peru Copper
    (U.S. Dollar)                                      7.90           2007         1,000,000(c)      1,020,880

 Philippines (1.0%)
 Philippine Long Distance
   Telephone (U.S. Dollar)                             7.85           2007         1,200,000(c)      1,138,848

 Russia (0.9%)
 Ministry Finance Russia
    (U.S. Dollar)                                      9.25           2001         1,000,000(c)      1,025,000

 South Korea (1.2%)
 Korea Development Bank
    (U.S. Dollar)                                      7.25           2006         1,500,000         1,475,175

 Spain (1.1%)
 Govt of Spain
    (Spanish Peseta)                                   8.00           2004       179,000,000         1,305,506

 Supra National (0.6%)
 Asian Development Bank
    (Japanese Yen)                                     5.00           2003        69,000,000           670,734

 Sweden (2.8%)
 Govt of Sweden
    (Swedish Krona)                                    8.00           2007        16,600,000         2,318,993
 Paulson Enteprenad
    (Swedish Krona)                                    8.29           2000         9,000,000         1,029,568
 Total                                                                                               3,348,561

 United Kingdom (8.7%)
 United Kingdom Treasury
    (British Pound)                                    7.00           2002         1,000,000         1,620,948
    (British Pound)                                    7.75           2006         1,500,000         2,529,470
    (British Pound)                                    8.00           2003         2,100,000         3,548,175
    (British Pound)                                    8.50           2005         1,500,000         2,638,918
 Total                                                                                              10,337,511

 United States (33.7%)
 EES Coke Battery
    (U.S. Dollar) Series A                             7.125          2002         1,500,000(c)      1,501,170
 Federal Natl Mtge Assn
    (U.S. Dollar)                                      7.50           2027         4,934,839         4,986,655
 Federal Natl Mtge Assn Global
    (Australian Dollar)                                6.50           2002         2,730,000         2,043,616
 First Union--
 Lehman Brothers Commercial Mortgage Trust
    (U.S. Dollar) Obligation Series 1997--C1           7.50           2029         1,150,000         1,171,832
 Firstar Capital Trust
    (U.S. Dollar)                                      8.32           2026         1,000,000(c)      1,032,310
 Nationwide Trust
    (U.S. Dollar) Credit Sensitive Nts                 9.875          2025         1,500,000(c)      1,677,735
 New York Life Insurance
    (U.S. Dollar)                                      7.50           2023         1,000,000(c)        973,030
 Morgan (JP)
    (U.S. Dollar) Sr Sub Nts Series A                  4.00           2012         1,000,000(d)        969,500
 Railcar Leasing
    (U.S. Dollar) Series A2                            7.125          2013         3,000,000(c)      3,037,890
 Texas Electric Utility
    (U.S. Dollar)                                      7.17           2007         2,000,000         1,980,300
 TU Electric Capital
    (U.S. Dollar)                                      8.175          2037         1,000,000(d)      1,009,980
 U.S. Treasury
    (U.S. Dollar)                                      5.875          2000         4,500,000         4,483,125
    (U.S. Dollar)                                      7.50        2001-16        10,525,000        11,327,275
    (U.S. Dollar) TIPS                                 3.375          2007         3,031,590(e)      2,978,537
 Zurich Capital Trust
    (U.S. Dollar)                                      8.38           2037         1,000,000(c)      1,045,950
 Total                                                                                              40,218,905

 Venezuela (2.4%)
 Govt of Venezuela
    (U.S. Dollar) Series DM                            4.19           2007         3,000,627(d)      1,508,115
    (U.S. Dollar) Series B                             6.75           2007           476,190(d)        445,833
    (U.S. Dollar) Series A                             6.75           2007           952,381(d)        891,667
 Total                                                                                               2,845,615


 Total bonds
 (Cost: $97,978,096)                                                                               $98,490,774


 Short-term securities (16.6%)
 Issuer      Annualized        Amount      Value(a)
               yield on    payable at
                date of      maturity
               purchase

 U.S. government agency (4.7%)
 Federal Home Loan Mtge Corp Disc Nt
      9-19-97      5.42%   $2,600,000    $2,592,200
      9-12-97      5.45     3,000,000     2,994,117
 Total                                    5,586,317

 Commercial paper (11.9%)
 Albertson's
      9-18-97      5.52     3,600,000     3,589,531
 Bell Atlantic
      9-19-97      5.53     1,500,000     1,495,400
 Campbell Soup
      9-18-97      5.49     1,500,000     1,495,670
 Commerzbank U.S. Finance
      9-10-97      5.52     4,400,000     4,392,605
 Deutsche Bank Financial
      9-11-97      5.52     1,700,000     1,696,878
 Siemens Capital
      9-25-97      5.52     1,500,000     1,494,052
 Total                                   14,164,136

 Total short-term securities
 (Cost: $19,750,453)                   $ 19,750,453

 Total investments in securities
 (Cost: $117,728,549) (f)              $118,241,227


See accompanying notes to investments in securities.

(This annual report is not part of the prospectus.)


      Investments in securities

      Retirement Annuity Mutual Funds
      Global Yield Fund


      Notes to  investments  in  securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Foreign securities values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(c)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(d) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 1997.

(e) U.S. Treasury inflation--protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation--adjusted principal amount.

(f) At Aug. 31, 1997, the cost of securities for federal income tax purposes was $117,832,581 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.............................................$1,782,376
Unrealized depreciation.............................................(1,373,730)
                                                                    ----------
Net unrealized appreciation (depreciation).. ...................... $  408,646

(This annual report is not part of the prospectus.)

      Retirement Annuity Mutual Funds
      Growth Dimensions Fund                    (Percentages represent value of
      August 31, 1997                        investments compared to net assets)


 Common stocks (89.1%)
 Issuer                       Shares        Value(a)

 Aerospace & defense (3.5%)
 Boeing                      469,100  $  25,536,631
 Rockwell Intl                82,200      4,932,000
 United Technologies         195,400     15,253,413
 Total                                   45,722,044

 Airlines (1.5%)
 AMR                         190,600(c)  19,202,950

 Automotive & related (0.2%)
 Chrysler                     68,500      2,406,062

 Banks and savings & loans (7.6%)
 BankAmerica                  97,800      6,436,462
 Barnett Banks               136,800(b)   9,319,500
 Citicorp                    293,200     37,419,650
 Norwest                     488,700     28,069,706
 State Street                361,700     18,039,788
 Total                                   99,285,106

 Beverages & tobacco (1.3%)
 Coca-Cola                   300,900     17,245,331

 Building materials & construction (1.2%)
 Tyco Intl                   205,336     16,106,042

 Chemicals (3.3%)
 Monsanto                    594,100     23,986,788
 Solutia                      86,720(c,f) 1,642,260
 Praxair                     127,000      6,786,563
 USA Waste Service           244,300(c)  10,260,600
 Total                                   42,676,211

 Communications equipment & services (1.8%)
 ADC Telecommunications      214,900(c)   7,978,163
 Motorola                     56,700      4,160,362
 Tellabs                     195,400(c)  11,662,938
 Total                                   23,801,463

 Computers & office equipment (13.3%)
 Cisco Systems               371,300(c)  27,986,738
 Compaq Computer             537,450(c)  35,202,975
 Computer Associates Intl    156,400     10,459,250
 Computer Sciences            97,800(c)   7,273,875
 Data General                 39,100(c)   1,405,156
 First Data                  198,600      8,155,012
 Hewlett-Packard             332,300     20,374,144
 Intl Business Machines       48,900      4,932,787
 Microsoft                   218,400(c)  28,869,750
 Oracle                      439,900(c)  16,771,188
 Parametric Technology       180,100(c)   8,363,394
 Western Digital              97,700(c)   4,701,812
 Total                                  174,496,081

 Electronics (3.8%)
 AMP                          39,100      1,955,000
 Applied Materials            29,300(c)   2,765,187
 Intel                       436,800     40,240,200
 Texas Instruments            39,100      4,442,738
 Total                                   49,403,125

 Energy (2.1%)
 Exxon                       195,500     11,962,156
 Mobil                       195,400     14,215,350
 Unocal                       46,900      1,832,031
 Total                                   28,009,537

 Energy equipment & services (0.8%)
 Schlumberger                136,800     10,422,450

 Financial services (4.1%)
 Associates First Capital Cl A58,600      3,402,462
 Household Intl               26,500      2,939,844
 MBNA                        352,200     13,537,688
 Morgan Stanley Group        293,090     14,104,956
 Travelers Group             302,900     19,234,150
 Total                                   53,219,100

 Food (2.4%)
 ConAgra                     420,300     27,030,544
 Pioneer Hi-Bred Intl         48,930      4,192,689
 Total                                   31,223,233

 Health care (8.0%)
 Amgen                       151,200      7,493,850
 Boston Scientific           112,400(c)   7,924,200
 Johnson & Johnson           371,800     21,076,412
 Lilly (Eli)                  63,600      6,654,150
 Medtronic                   171,000     15,454,125
 Merck & Co                  195,500     17,949,344
 Pfizer                      503,400     27,875,775
 Total                                  104,427,856

 Health care services (2.8%)
 Cardinal Health             166,100     11,004,125
 HBO & Co                    136,800      9,798,300
 HEALTHSOUTH                 215,200(c)   5,366,550
 Service Corp Intl           136,700      4,374,400
 United Healthcare           136,900      6,656,763
 Total                                   37,200,138

 Household products (2.5%)
 Gillette                    224,100     18,558,281
 Procter & Gamble            101,500     13,505,844
 Total                                   32,064,125

 Industrial equipment & services (2.8%)
 Deere & Co                  518,000     29,008,000
 Illinois Tool Works         146,500      7,086,938
 Total                                   36,094,938

 Insurance (1.8%)
 American Intl Group         146,575     13,833,016
 SunAmerica                   83,000      4,471,625
 UNUM                        117,200      4,834,500
 Total                                   23,139,141

 Leisure time & entertainment (1.7%)
 Marriott Intl               254,200     16,920,187
 Mirage Resorts              195,733(c)   5,248,091
 Total                                   22,168,278

 Media (0.4%)
 Belo (AH) Cl A               28,400      1,217,650
 Gannett                      43,943      4,281,696
 Total                                    5,499,346

 Metals (1.2%)
 Aluminum Co of America      195,500     16,079,875

 Multi-industry conglomerates (6.8%)
 AccuStaff                   136,900(c)   3,636,406
 Emerson Electric            371,300     20,305,469
 General Electric            742,700     46,418,750
 Minnesota Mining & Mfg      138,100     12,411,738
 Westinghouse Electric       254,140      6,544,105
 Total                                   89,316,468

 Restaurants & lodging (0.8%)
 HFS                          97,800(c)   5,446,237
 Promus Hotel                127,100(c)   4,933,069
 Total                                   10,379,306

 Retail (2.6%)
 CUC Intl                    136,900(c)   3,217,150
 CVS                         117,300      6,612,787
 Kroger                      117,400(c)   3,536,675
 Safeway                     332,200(c)  16,921,438
 Wal-Mart Stores              97,800      3,471,900
 Total                                   33,759,950

 Utilities -- electric (0.7%)
 CMS Energy                  273,600      9,832,500

 Utilities -- gas (0.5%)
 El Paso Natural Gas         112,400      6,322,500

 Utilities -- telephone (2.2%)
 AirTouch Communications     134,600(c)   4,551,163
 BellSouth                   391,000     17,204,000
 WorldCom                    215,200(c)   6,442,550
 Total                                   28,197,713

 Foreign (7.4%)(d)
 ACE                         195,400     16,242,625
 Elan ADR                     88,100(b,c) 4,008,550
 Ericsson (LM) ADR Cl B      420,300     17,521,256
 Northern Telecom            195,400     19,369,025
 Royal Dutch Petroleum       390,900     19,838,175
 SmithKline Beecham ADR      448,900     19,442,981
 Total                                   96,422,612

 Total common stocks
 (Cost: $988,022,644)                $1,164,123,481

 Short-term securities (11.2%)
 Issuer      Annualized         Amount     Value(a)
               yield on     payable at
                date of       maturity
               purchase

 U.S. government agency (0.7%)
 Federal Home Loan Mtge Corp Disc Nts
      09-16-97     5.44%  $  4,600,000  $ 4,588,227
      09-19-97     5.42      5,000,000    4,985,000
 Total                                    9,573,227

 Commercial paper (10.5%)
 AT&T
      09-08-97     5.51      1,365,000    1,363,133
 Bell Atlantic Network Funding
      09-19-97     5.54      1,500,000    1,495,400
 BellSouth
      10-09-97     5.53      5,600,000    5,565,778
 BOC Group
      09-23-97     5.54     12,000,000   11,956,000
 Cargill Global Funding
      09-09-97     5.55      7,900,000(e) 7,887,930
 Ciesco LP
      09-12-97     5.56     11,700,000   11,676,720
      09-22-97     5.52      5,700,000    5,680,007
      09-25-97     5.53      5,200,000    5,179,307
 CIT Group
      09-02-97     5.53      4,600,000    4,597,892
 Commerzbank U.S. Finance
      09-10-97     5.53      4,900,000    4,891,765
 Duke Power
      09-12-97     5.53      3,800,000    3,792,453
 Fleet Funding
      09-09-97     5.53      3,600,000(e) 3,594,500
      10-10-97     5.56      2,300,000(e) 2,285,541
 Gannett
      10-03-97     5.52      5,000,000(e) 4,974,122
      10-15-97     5.54      6,500,000(e) 6,454,319
 Kellogg
      09-03-97     5.50      6,200,000    6,196,232
      10-02-97     5.53      5,500,000    5,472,271
 Lincoln Natl
      10-01-97     5.55      3,900,000(e) 3,880,933
      10-10-97     5.61        600,000(e)   595,848
 Morgan Stanley Group
      10-20-97     5.55      1,200,000    1,190,650
      10-22-97     5.56      5,300,000    5,257,007
 Pacific Mutual Life
      09-18-97     5.50      3,500,000    3,489,877
 Pfizer
      09-05-97     5.48      3,000,000(e) 2,997,275
 SBC Communications Capital
      09-04-97     5.50      3,600,000(e) 3,597,270
      09-24-97     5.52      7,500,000(e) 7,471,406
 Siemens Capital
      09-26-97     5.51      3,500,000    3,485,615
 Southern California Gas
      09-10-97     5.56      2,700,000(e) 2,694,835
 Toyota Motor Credit
      09-05-97     5.53      6,800,000    6,793,767
 USAA Capital
      09-18-97     5.53      2,500,000    2,492,743
 Total                                  137,010,596

 Total short-term securities
 (Cost: $146,584,816)               $   146,583,823


 Total investments in securities
 (Cost: $1,134,607,460)(g)          $1,310,707,304

See accompanying notes to investments in securities.

(This annual report is not part of the prospectus.)

      Investments in securities

      Retirement Annuity Mutual Funds
      Growth Dimensions Fund


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Security is partially or fully on loan. See Note 5 to the financial statements.

(c) Non-income producing.

(d) Foreign security values are stated in U.S. dollars.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) At Aug. 31, 1997, the cost of securities purchased on a when-issued basis was $1,691,907.

(g) At Aug. 31, 1997, the cost of securities for federal income tax purposes was $1,135,114,579 and the aggregate gross unrealized appreciation and depreciation based on that cost was:


Unrealized appreciation............................................$183,312,791
Unrealized depreciation..............................................(7,720,066)
                                                                     ----------
Net unrealized appreciation (depreciation).........................$175,592,725

(This annual report is not part of the prospectus.)



      Retirement Annuity Mutual Funds
      Income Advantage Fund                    (Percentages represent value of
      Aug. 31, 1997                         investments compared to net assets)


 Bonds (87.3%)

Issuer                                               Coupon      Maturity          Principal          Value(a)
                                                       rate          year             amount

 U. S. government obligations (0.7%)
 Resolution Funding Corp                               5.42  %       2019        $10,000,000        $2,322,400

 Aerospace & defense (0.3%)
 L-3 Communications
    Sr Sub Nts                                        10.375          2007         1,010,000(d)      1,080,700

 Automotive & related (1.0%)
 Hayes Wheels                                          9.125          2007         1,000,000(d)      1,015,000
 Oxford Auto
    Sr Sub Nts                                        10.125          2007         2,000,000(d)      2,055,000
 Total                                                                                               3,070,000

 Banks and savings & loans (1.5%)
 First Nationwide Holdings
    Sr Sub Nts                                        10.625          2003         2,930,000(i)      3,215,675
 Wilshire Financial Services                          13.00           2004         1,500,000         1,486,875
 Total                                                                                               4,702,550

 Beverages & tobacco (1.1%)
 Stroh Brewery
    Sr Sub Nts                                        11.10           2006         3,261,000         3,387,364

 Chemicals (0.3%)
 Freedom Chemical
    Sr Sub Nts                                        10.625          2006           900,000           949,500

 Communications equipment & services (15.5%)
 CCPR Services                                        10.00           2007         1,750,000         1,771,875
 Clearnet Communications
    Zero Coupon Sr Disc Nts                           11.23           2000         3,750,000(f)      2,812,500
 Comcast Cellular
    Sr Nts                                             9.50           2007         3,000,000(d)      3,097,500
 Geotek Communications
    Zero Coupon Series B                              11.75           2000         1,250,000(f)        750,000
 Globalstar
    Sr Nts                                            11.25           2004         1,250,000         1,246,875
 Globalstar
    Sr Nts                                            11.375          2004         1,500,000(d)      1,507,500
 GST Equipment Funding
    Sr Nts                                            13.25           2007           750,000(d)        823,125
 GST Telecommunications
    Zero Coupon Sr Disc Nt                            13.03           2000         1,000,000(f)        665,000
 Hyperion Telecommunications
    Sr Nts                                            12.25           2004           500,000(d)        515,000
 Intermedia Communications of Florida
    Zero Coupon Sr Disc Nts                           11.34           2002         2,000,000(d,f)    1,245,000
 Intl Cabletel
    Zero Coupon Sr Nts                                10.82           2001         1,500,000(f)      1,102,500
 Ionica
    Zero Coupon with Warrants                         15.00           2002         2,500,000(f)      1,362,500
 ITC Deltacom
    Sr Nts                                            11.00           2007         2,350,000(d)      2,479,250
 Jordan Telecommunications Products                    9.875          2007           800,000(d)        796,000
    Zero Coupon Sr Sub Deb                            11.75           2007         1,000,000(f)        723,750
 Metrocall
    Sr Sub Nts                                        10.375          2007         1,750,000         1,732,500
 Metronet Communications
    Sr Nts with Warrants                              12.00           2007           500,000           535,000
 Nextlink Communications
    Sr Nts                                            12.50           2006         1,000,000         1,107,500
 NTL
    Sr Nts                                            10.00           2007         2,000,000         2,072,500
 Omnipoint                                            11.625          2006         3,250,000        3,176,875
 Optel
    Sr Nts                                            13.00           2005         2,250,000         2,165,625
    Pagemart Nationwide
    Zero Coupon                                       12.51           2000         2,500,000(f)      1,975,000
 Peoples Telephone                                    12.25           2002           750,000           782,812
 Phonetel Technologies
    Sr Nts                                            12.00           2006         1,880,000         1,912,900
 Price Communications Cellular
    Zero Coupon with Warrants                         11.18           2002         1,300,000(d,f)      698,750
 Primus Telecommunications Group
    with Warrants                                     11.75           2004         1,175,000         1,216,125
 Pronet
    Sr Sub Nts                                        11.875          2005         2,000,000         2,090,000
 RSL Communications
    Sr Nts with Warrants                              12.25           2006         1,750,000         1,824,375
 Teleport Communications
    Zero Coupon Sr Disc Nts                            7.58           2001         4,250,000(f)      3,166,250
 Unifi Communications
    with Rights                                       14.00           2004         1,000,000(d)        988,750
 Winstar Equipment                                    12.50           2004         1,500,000(d)      1,522,500
 Worldcom
    Sr Nts                                             9.375          2004         1,699,620         1,822,842
 Total                                                                                              49,688,679

 Computers & office equipment (1.5%)
 Anacomp
    Sr Sub Nts                                        10.875          2004         2,000,000         2,076,040
 Unisys
    Sr Nts                                            11.75           2004         2,525,000         2,790,125
 Total                                                                                               4,866,165

 Electronics (0.5%)
 Advanced Micro Devices
    Sr Nts                                            11.00           2003         1,400,000         1,575,000

 Energy (3.0%)
 Costilla Energy
    Sr Nts                                            10.25           2006         2,250,000         2,345,625
 Energy Corp of America
    Sr Sub Nts                                         9.50           2007         1,000,000(d)        997,500
 Forcenergy
    Sr Sub Nts                                         8.50           2007         1,500,000         1,483,125
    Sr Sub Nts                                         9.50           2006           500,000           521,250
 Harcor Energy
    Sr Nts Series B                                   14.875          2002           500,000           592,500
 Rayovac                                              10.25           2006         1,750,000         1,850,625
 Statia Terminals
    1st Mtge                                          11.75           2003           325,000           343,687
 Transamerica Energy                                  11.50           2002         1,400,000(d)      1,361,500
 Total                                                                                               9,495,812

 Energy equipment & services (0.7%)
 Dailey Petroleum
    Sr Nts                                             9.75           2007           500,000(d)        510,000
 Plains Resource                                      10.25           2006         1,000,000(d)      1,067,500
 Pride Petroleum Services
    Sr Nts                                             9.375          2007           750,000           791,250
 Total                                                                                               2,368,750

 Financial services (0.5%)
 Gemini                                               13.50           2001         1,500,000(i,j)    1,500,000

 Food (2.1%)
 Ameriserv Food                                       10.125          2007           800,000(d)        822,000
 Aurora Foods                                          9.875          2007         2,000,000(d)      2,045,000
 Gorges/Quik to Fix Food
    Sr Sub Nts Series B                               11.50           2006         2,250,000         2,348,438
 MBW Foods
    Sr Sub Nts                                         9.875          2007           400,000(d)        407,000
       Specialty Foods
    Sr Nts                                            10.25           2001         1,100,000         1,082,125
 Total                                                                                               6,704,563

 Furniture & appliances (0.3%)
 Lifestyle Furnishings                                10.875          2006         1,000,000         1,106,250

 Health care (0.3%)
 La Petite Holdings                                    9.625          2001         1,100,000         1,119,250

 Health care services (3.8%)
 Magellan Health Services
    Sr Sub Nts Cl A                                   11.25           2004         2,000,000         2,217,500
 Merit Behavioral                                     11.50           2005           910,000           989,625
 Paracelsus Healthcare
    Sr Sub Nts                                        10.00           2006         3,250,000         3,298,750
 Regency Health Services                               9.875          2002         1,000,000         1,102,500
                                                      12.25           2003           500,000           575,000
 Tenet Healthcare
    Sr Sub Nts                                        10.125          2005           500,000          548,750
    Sr Sub Nts                                         8.625          2007         1,500,000        1,565,430
 Vencor                                                8.625          2007         1,750,000(d)      1,752,188
 Total                                                                                              12,049,743

 Household products (0.6%)
 Revlon Worldwide
    Zero Coupon Sr Disc Nts                           14.43           2001         1,500,000(e)      1,063,125
 Syratech
    Sr Nts                                            11.00           2007           750,000           806,250
 Total                                                                                               1,869,375

 Industrial equipment & services (1.5%)
 Borg-Warner Security
    Sr Sub Nts                                         9.625          2007         1,900,000         1,942,750
 Clark Materials Handling
    Sr Nts                                            10.75           2006         1,500,000         1,578,750
 Motors & Gears
    Sr Nts                                            10.75           2006         1,250,000         1,312,500
 Total                                                                                               4,834,000

 Insurance (0.8%)
 Integon Capital                                      10.75           2027         1,000,000         1,220,000
 Reliance Group Holdings                               9.00           2000         1,250,000         1,303,125
 Total                                                                                               2,523,125

 Leisure time & entertainment (7.2%)
 Affinity Group
    Sr Nts                                            11.00           2007         1,000,000         1,075,000
 AMC Entertainment
    Sr Sub Nts                                         9.50           2009         2,500,000(d)      2,521,875
 Coast Hotels & Casino
    1st Mtge                                          13.00           2002         1,400,000         1,566,250
 Coleman Escrow-1
    Zero Coupon Sr Disc Nts                           14.99           2001         2,500,000(d,e)    1,650,000
 Coleman Escrow-2
    Zero Coupon Sr Disc Nts                           17.37           2001           750,000(d,e)      451,875
 HMH Properties                                        8.875          2007           700,000(d)        712,250
 Hollywood Theatres                                   10.625          2007           600,000(d)        621,000
 Icon Fitness
    Zero Coupon Sr Disc Nts                           14.22           2001         2,000,000(f)      1,087,500
 Lodgenet Entertainment
    Sr Nts with Rights                                10.25           2006         2,000,000         2,035,000
 Plitt Theatres                                       10.875          2004         2,250,000         2,390,625
 PRT Funding
    Sr Nts                                            11.625          2004         1,000,000           825,000
 Riviera                                              10.00           2004         1,250,000         1,234,375
 Trump Atlantic City Funding
    1st Mtge                                          11.25           2006         2,550,000         2,489,437
 Trump Holdings
    Sr Nts                                            15.50           2005         1,200,000         1,392,000
 United Artist Theatre
    Pass Thru Certificates                             9.30           2015         1,704,730         1,649,327
 Waterford Gaming
    Sr Nts                                            12.75           2003         1,300,000         1,436,500
 Total                                                                                              23,138,014

 Media (10.8%)
 Adams Outdoor Advertising
    Sr Nts                                            10.75           2006         2,000,000         2,175,000
 Adelphia Communications
    Sr Nts Pay-in-kind                                 9.50           2004         2,618,750(g)      2,527,094
 American Telecasting
    Zero Coupon Sr Disc Nts                           60.63           1999         2,000,000(f)        660,000
 Benedek Communications
    Zero Coupon Sr Disc Nts                           11.89           2001         1,250,000(f)        800,000
 CBS8.875                                           2022           750,000           774,743
 Echostar Satellite Broadcasting                       8.25           2001             7,045             6,834
    Zero Coupon Sr Disc Nts                           12.18           2000         2,150,000(f)      1,612,500
 Echostar DBS                                         12.50           2002         2,000,000(d)      2,045,000
 Heritage Media Services
    Sr Sub Nts                                         8.75           2006         3,250,000         3,477,500
 Jacor Communications                                  9.75           2006         2,250,000         2,390,625
 James Cable                                          10.75           2004         2,000,000(d)      2,035,000
 Marcus Cable
    Zero Coupon Sr Disc Nts                            6.57           1999         1,000,000(f)        890,000
 Outdoor Systems
    Sr Nts                                             8.875          2007         1,000,000(d)      1,020,000
 Paxson Communications
    Sr Sub Nts                                        11.625          2002         1,750,000         1,907,500
 Pegasus Media & Communications
    Cl B                                              12.50           2005         1,500,000         1,665,000
 People's Choice TV
    Zero Coupon Cv with Warrants                      15.20           2000         3,100,000(f)      1,054,000
 Price Communications Wireless                        11.75           2007         2,500,000(d)      2,606,250
 United Intl Holdings
    Zero Coupon Sr Disc Nts Series A                  10.94           1999         2,850,000(e)      2,258,625
 Universal Outdoor
    Sr Sub Nts Series B                                9.75           2006         3,000,000         3,202,500
 Viacom Intl
    Sub Deb                                            8.00           2006         1,500,000         1,466,250
 Total                                                                                              34,574,421

 Metals (1.3%)
 Envirosource
    Sr Nts                                             9.75           2003         3,000,000         2,996,250
 Maxxam Group Holdings
    Sr Nts Series B                                   12.00           2003         1,000,000         1,072,500
 Total                                                                                               4,068,750

 Multi-industry conglomerates (1.6%)
 Poindexter (JB)                                      12.50           2004           750,000           793,125
 Jordan Inds                                          11.75           2002         1,608,386(d,i)      876,570
 Prime Succession                                     10.75           2004         2,675,000         2,949,188
 Westinghouse Electric                                 8.625          2012           500,000           523,750
 Total                                                                                               5,142,633

 Paper & packaging (6.0%)
 BPC Holding
    Sr Nts Pay-in-kind                                12.50           2006           600,000(g)        657,000
 Bway
    Sr Sub Nts                                        10.25           2007           500,000(d)        535,625
 Crown Paper
    Sr Sub Nts                                        11.00           2005         3,250,000         3,436,875
 Gaylord Container                                     9.75           2007           800,000(d)        814,000
    Sr Sub Disc Deb                                   12.75           2005         3,525,000         3,855,469
 Repap Wisconsin
    Sr Nts                                             9.25           2002         2,000,000         2,100,000
 Riverwood Intl
    Sr Nts                                            10.25           2006         2,250,000         2,250,000
    Sr Nts                                            10.625         2006            500,000(d)        507,500
 Silgan
    Sr Sub Nts                                         9.00           2009           825,000(d)        839,438
 Stone Container                                      11.875          2016         1,000,000         1,091,250
 Sweetheart Cup
    Sr Sub Nts                                        10.50           2003         2,000,000         1,975,000
 Warren (SD)
    Sr Nts                                            12.00           2004         1,000,000        1,125,000
 Total                                                                                              19,187,157

 Restaurants & lodging (0.5%)
 Prime Hospitality
    Sr Sub Nts                                         9.75           2007         1,550,000         1,639,125

 Retail (3.0%)
 Dairy Mart Convenience Stores
    Sr Sub Nts Series A                               10.25           2004         1,000,000         1,005,000
 Penn Traffic
    Sr Nts                                             8.625          2003         1,750,000         1,456,875
 Pathmark Stores
    Sub Nts                                           11.625          2002         3,500,000         3,517,500
 Pueblo Xtra Intl
    Sr Nts                                             9.50           2003         2,100,000(d)      2,058,000
 Ralphs Grocery
    Sr Nts                                            10.45           2004         1,500,000         1,631,250
 Total                                                                                               9,668,625

 Textiles & apparel (0.5%)
 Anvil Knitwear
    Sr Nts                                            10.875          2007         1,500,000(d)      1,522,500

 Utilities -- electric (1.2%)
 California Energy
    Sr Nts                                             9.50           2006         2,200,000         2,354,000
 Cleveland Electric\Toledo Edison                      7.67           2004         1,500,000(d)      1,525,155
 Total                                                                                               3,879,155

 Utilities -- gas (0.2%)
 Empire Gas                                            7.00           2004           750,000(i)        720,000

 Miscellaneous (6.8%)
 Deeptech Intl
    Sr Nts                                            12.00           2000         1,000,000         1,065,000
 Dyersburg
    Sr Sub Nts                                         9.75           2007           250,000(d)        252,500
 Global Ocean Carriers
    Sr Nts                                            10.25           2007         2,500,000         2,487,500
 Iridium LLC Capital
    Sr Nts with Warrants                              13.00           2005         1,700,000         1,895,500
 Isle of Capri Capital                                13.00           2004         1,250,000(d)      1,264,062
 Norcal Waste Systems
    Sr Nts                                            13.25           2005         2,475,000(i)      2,768,906
 North Atlantic Trading                               11.00           2004         1,500,000(d)      1,578,750
 Outsourcing Solutions                                11.00           2006         2,075,000         2,282,500
 Precise Technology                                   11.125          2007           500,000(d)        490,000
 Resource America                                     12.00           2004         1,000,000(d)      1,017,500
 SC Intl                                               9.25           2007         2,000,000(d)      2,005,000
 Talton Holdings                                      11.00           2007           750,000(d)        787,500
    Viasystems
    Sr Sub Nts                                         9.75           2007           600,000(d)        615,000
 Wells Aluminum
    Sr Nts                                            10.125          2005         2,250,000(d)      2,317,500
 XCL
    with Warrants                                     13.50           2004         1,000,000(d)      1,020,000
 Total                                                                                              21,847,218

 Foreign (12.2%)(c)
 Australis Holdings
    (U.S. Dollar) Zero Coupon                         14.99           2002         1,760,000(f)      1,381,600
 Australis Media
    (U.S. Dollar) Zero Coupon with Warrants           14.80           2003         4,500,000(f,h)    3,577,500
 Australis Media
    (U.S. Dollar) Zero Coupon with Warrants           10.00           2003            10,851(f,h)        8,545
 Autopistas Delsol
    (U.S. Dollar) Sr Nts                              10.25           2009         1,500,000(d)      1,533,750
 Call-Net Enterprises
    (U.S. Dollar) Zero Coupon Sr Disc Nts              9.34           2007           500,000(f)        325,000
 CEI Citicorp Holdings
    (Argentine Peso) Series B                         11.25           2007           500,000(d)        513,750
 City of Moscow
    (U.S. Dollar)                                      9.50           2000         1,000,000(d)      1,028,750
    (U.S. Dollar)                                     10.50           1997         1,000,000           962,400
 Doman Inds
    (U.S. Dollar) Zero Coupon                          8.75           2004         1,000,000(f)        985,000
 Espirito Santo Centrais
    (U.S. Dollar) Sr Nts                              10.00           2007           900,000(d)        896,625
 Fresh Del Monte Produce
    (U.S. Dollar)                                     10.00           2003         3,100,000         3,282,125
 Greater Beijing
    (U.S. Dollar) Sr Nts                               9.25           2004           350,000(d)        344,494
    (U.S. Dollar) Sr Nts                               9.50           2007           500,000(d)        489,395
 Grupo Iusacell
    (U.S. Dollar) Sr Nts                              10.00           2004           600,000(d)        612,000
 Grupo Televisa
    (U.S. Dollar) Sr Nts                              11.875          2006         2,250,000         2,536,875
 Guangdong Enterprises
    (U.S. Dollar) Sr Nts                               8.875          2007           400,000(d)        402,692
 Gulf Canada Resources
    (U.S. Dollar)                                      9.25           2004         1,000,000         1,057,500
 Hyundai Semiconductor
    (U.S. Dollar)                                      8.625          2007         1,500,000(d)      1,526,535
 MDC Communications Corp
    (U.S. Dollar)                                     10.50           2006         1,750,000         1,876,875
 Mexican Cetes
    (Mexican Peso)                                     9.25           1998         8,520,800           934,221
 Newsquest Capital
    (U.S. Dollar) Series B                            11.00           2006         1,500,000         1,627,500
 Philippine Long Distance Telephone
    (U.S. Dollar)                                      7.85           2007           750,000(d)        711,780
    (U.S. Dollar)                                      8.35           2017           750,000(d)        704,505
 PLD Telekom
    (U.S. Dollar)
    Zero Coupon with Warrants                          3.85           2004           100,000(f)         86,750
 Repap New Brunswick
    (U.S. Dollar)                                      9.875          2000         1,200,000         1,203,000
 Repap New Brunswick
    (U.S. Dollar)                                     10.625          2005           750,000           712,500
 Republic of Argentina
    (Argentine Peso) Zero Coupon                       8.75           2002         1,000,000(d,f)      983,267
 Telewest
    (U.S. Dollar)                                      9.625          2006         1,500,000         1,575,000
 Stone Container
    (U.S. Dollar)                                     11.50           2006         1,500,000(d)      1,567,500
 Tjiwi Kimia Finance
    (U.S. Dollar)                                     10.00           2004         1,000,000(d)        980,000
 Veninfotel
    Cv Pay-in-kind                                    10.00           2002         2,000,000(j,k)    2,080,000
 Veritas Holdings
    (U.S. Dollar)                                      9.625          2003         2,500,000(d)      2,612,500
 Total                                                                                              39,119,934

 Total bonds
 (Cost: $272,221,019)                                                                             $279,720,758

 Common stocks (0.1%)
 Issuer                        Shares       Value(a)

 Globalstar                    7,000(b)    $271,687
 HarCor Energy                20,000(b)     101,250
 Optel                         2,250(d)          23

 Total common stocks
 (Cost: $312,916)                          $372,960


 Preferred stock & other (6.9%)
 Issuer                        Shares       Value(a)

 American Communications Services
    Warrants                     350    $    21,000
 American Radio Systems
    11.375% Pay-in-kind       10,237(b,g) 1,197,729
 APP Intl Finance
    12.00% Series B            2,250(b,i) 2,238,750
 Australis Holdings
    Warrants                   1,760(f,j)        53
 Cablevision Systems
    11.125% Pay-in-kind       32,811(b,g) 3,592,804
 Clark-Schwebel
    12.50%                       110(b,d,g) 541,502
 Communications & Power Inds
    14.00% Pay-in-kind        25,000(b,g) 2,500,000
 Fairfield Manufacturing
    11.25% Pay-in-kind         1,000(b,g) 1,050,000
 Geotek Communications
    Warrants                  40,000         40,000
 Globalstar Communications
    Warrants                   1,500(d)     133,125
 Intermedia Communications
    13.50% Pay-in-kind        10,430(b,g) 1,183,805
 IXC Communications
    12.50% Pay-in-kind           500(g)     527,500
 Jordan Telecommunications Products
    13.25% Cv Pay-in-kind        200(d,g)   206,000
 North Atlantic Trading
    12.00% Pay-in-kind        15,000(b,d,g) 397,500
 NS Group
    Warrants                     575        149,674
 NTL
    12.00% Pay-in-kind           500(d,g)   575,000
 Paxson Communications
    12.50% Pay-in-kind         4,280(b,g)   462,240
 Pegasus Media & Communications
    12.75%                    14,950(b)   1,562,275
 Price Communications
    Warrants                   4,472             45
 RSL Communications
    Warrants                   1,250         68,750
 SDW Holdings
    15.00%                    50,000(b,j) 2,150,000
 SFX Broadcasting
    12.625%                    2,500(b)     280,000
 SGW Holdings
    12.50% Pay-in-kind           250(b,d)   250,000
    12.75%                     9,677(b,d)   100,002
 Sig Capital Trust I
    9.50%                        500(b,d)   500,000
 Sinclair Capital
    11.625%                   20,000      2,195,000
 Unifi Communications
    Warrants                   1,000         20,000


 Total preferred stock & other
 (Cost: $20,486,559)                    $21,942,754

 Short-term securities (3.5%)
 Issuer      Annualized         Amount     Value(a)
               yield on     payable at
                date of       maturity
               purchase

 U. S. government agency (1.7%)
 Federal Home Loan Mtge Corp Disc Nt
      09-11-97     5.44%    $2,300,000   $2,295,845
      10-07-97     5.46      3,000,000    2,982,805
 Total                                    5,278,650

 Commercial paper (1.4%)
 Lincoln Natl
      09-19-97     5.53        900,000(k)   897,250

 Paccar Financial
      09-05-97     5.52%     1,700,000    1,698,442
      09-09-97     5.52      2,000,000    1,996,944
 Total                                    4,592,636

 Letter of credit (0.4%)
 Student Loan Marketing Assn
      09-30-97     5.56      1,400,000    1,393,321

 Total short-term securities
 (Cost: $11,264,607)                  $  11,264,607


 Total investments in securities
 (Cost: $304,285,101)(l)               $313,301,079


See accompanying notes to investments in securities.

(This annual report is not part of the prospectus.)

Notes to  investments  in  securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) Represents a security sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(g) Pay-in-kind securities are securities in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

(h) Pay-in-kind securities are securities in which the issuer makes interest payments in additional securities. These securities usually have the same terms as the original holdings.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 1997.

(j) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 1997, is as follows:

 Security                          Acquisition                  Purchase
                                          date                      cost
 Gemini
    13.50% 2001                       12-23-96                 1,500,000
 SDW Holdings*
    15.00% Preferred                  03-04-97                 1,787,500
 Veninfotel
    10.00% 2002         03-05-97 thru 07-23-97                 2,000,000


*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(k) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(l) At Aug. 31, 1997, the cost of securities for federal income tax purposes was $303,994,808 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation...........................................$11,447,685
Unrealized depreciation............................................(2,141,414)
                                                                   ----------
Net unrealized depreciation........................................$9,306,271

(This annual report is not part of the prospectus.)

Retirement Annuity Mutual Funds
IDS Tower 10
Minneapolis, MN 55440-0010

PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) List of Financial Statements filed as part of this Post-Effective Amendment to the Registration Statement:

                  Independent Auditor's Report dated Oct. 3, 1997
                  Statements:
                  Statements of Assets and Liabilities, Aug. 31, 1997. Statements of Operations for the year ended Aug. 31, 1997. Statements of Changes in Net Assets for the year ended Aug. 31, 1997 and the year ended Aug. 31, 1996.
                  Notes to financial Statements.

(b)  Exhibits:

(1) Articles of Incorporation as amended October 13, 1989, filed electronically as Exhibit No. 1 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 2-72584, is incorporated herein by reference.

(2) By-Laws as amended January 12, 1989, filed electronically as Exhibit No. 2 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 2-72584, is incorporated herein by reference.

(3)  Not Applicable.

(4) Form of stock certificate for common shares, is on file at the Registrant's headquarters.

(5)(a) Investment Management Services Agreement between Registrant and IDS Life Insurance Company dated March 20, 1995, filed electronically as Exhibit No. 5(a) to Registrant's Post-Effective Amendment No. 26 to Registration Statement No. 2-72584, is incorporated herein by reference.

(5)(b) Investment Advisory Agreement between IDS Life and IDS/American Express Inc. (IDS) dated July 11, 1984, and copy of Addendum to the Investment Advisory Agreement for IDS Life International Equity Fund, dated Jan. 8, 1992, filed electronically as Exhibit No. 5(b) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 2-72584, is incorporated herein by reference.

(5)(c) Addendum to Investment Advisory Agreement between IDS Life and American Express Financial Corporation for IDS Life International Equity Fund, dated January 1, 1995, filed electronically as Exhibit 5(c) to Registrant's Post-Effective Amendment No. 30 to Registration Statement No. 2-72584, is incorporated herein by reference.

(5)(d) Administrative Services Agreement, dated March 20, 1995, between IDS Life Moneyshare Fund, Inc. and American Express Financial Corporation, filed electronically as Exhibit No. 5(c) to Registrant's Post-Effective Amendment No. 26 to Registration Statement No. 2-72584, is incorporated herein by reference.

(6)  Not Applicable.

(7) All employees who have attained age 21 and completed one year of service are eligible to participate in a thrift plan. Entry into the plan is Jan. 1 or July 2 following completion of the age and service requirements. The Fund contributes each year an amount equal to l5 percent of their annual salaries, the maximum amount permitted under Section 404 (a) of the Internal Revenue Code, or up to a maximum of 0.08 of 1 percent of the Fund's net income before income taxes and other adjustments. Employees of the Registrant become eligible to participate in a retirement plan on Jan. 1 or July 1 following completion one year employment and attainment of age
     21. Contributions to the retirement plan cease no later than the time at which the participant reaches the normal retirement age of 65.

(8) Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit No. 8 to Registrant's Post-Effective Amendment No. 26 to Registration Statement No. 2-72584, is incorporated herein by reference.

(9)(a) Plan and Agreement of Merger, dated April 10, 1986, filed electronically as Exhibit No. 9(a) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 2-72584, is incorporated herein by reference.

(9)(b) License Agreement between Registrant and IDS Financial Corporation, dated January 25, 1988, filed electronically as Exhibit No. 9(b) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 2-72584, is incorporated herein by reference.

(10) Opinion and Consent of Counsel as the legality of the securities being registered, is filed electronically herewith.

(11)  Independent Auditors' Consent, filed electronically herewith.

(12)  None.

(13) Investment Letter of IDS Life Insurance Company, dated October 13, 1981, filed electronically as Exhibit No. 13 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 2-72584, is incorporated herein by reference.

(14)  Not Applicable.

(15)  Not Applicable.

(16) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 filed as Exhibit 16 to Post-Effective Amendment No. 17 to Registration Statement No. 2-72584 is incorporated herein by reference. Addendum to the schedule for computation of each performance quotation filed as Exhibit 16 to Post-Effective Amendment No. 20 to Registration Statement No. 2-72584 is incorporated herein by reference.

(17)  Financial Data Schedule, is filed electronically herewith.

(18)(a) Directors' Power of Attorney, dated January 8, 1997, to sign Amendments to this Registration Statement, filed electronically herewith.

(18)(b) Officers' Power of Attorney, dated November 1, 1995, to sign Amendments to this Registration Statement, filed electronically as Exhibit No. 18(b) to Registrant's Post-Effective Amendment No. 28 to Registration Statement No. 2-72584, is incorporated herein by reference.

Item 25.  Persons Controlled by or under Common Control with Registrant

IDS Life and its subsidiaries are the record holders of all outstanding shares of IDS Life Investment Series, Inc., IDS Life Special Income Fund, Inc., IDS Life Moneyshare Fund, Inc. and IDS Life Managed Fund, Inc. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial ownership of all shares of each fund.

Item 26.  Number of Holders of Securities

           (1)                           (2)

                               Number of Record
                               Holders as of
     Title of Class            October 1, 1997

     Capital Stock                    Eight
       ($.01 par)

Item 27.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 28. Business and Other Connections of Investment Advisor (IDS Life Insurance Company) (IDS Life).

Directors and officers of IDS Life who are directors and/or officers of one or more other companies:

Timothy V. Bechtold, Vice President--Risk Management Products

American Express Financial Advisors              IDS Tower 10                  Vice President-Risk
                                                 Minneapolis, MN  55440           Management Products
American Express Financial Corporation                                         Vice President-Risk
                                                                                  Management Products

David J. Berry, Vice President

Robert M. Elconin, Vice President
American Express Financial Advisors              IDS Tower 10                  Vice President-Risk
                                                 Minneapolis, MN  55440           Government Relations
American Express Financial Corporation                                         Vice President-Risk
                                                                                  Government Relations

Morris Goodwin Jr., Vice President and Treasurer
American Centurion Life Assurance Co.            20 Madison Ave. Ext.          Vice President and
                                                 Albany, NY  12203                Treasurer
American Enterprise Investment                   IDS Tower 10                  Vice President and
   Services Inc.                                 Minneapolis, MN  55440           Treasurer
American Enterprise Life Insurance Co.                                         Vice President and
                                                                                  Treasurer
American Express Financial Advisors                                            Vice President and
                                                                                  Corporate Treasurer
American Express Financial Corporation                                         Vice President and
                                                                                  Corporate Treasurer
American Express Insurance Agency of                                           Vice President and
   Nevada Inc.                                                                    Treasurer
American Express Minnesota Foundation                                          Vice President and
                                                                                  Treasurer
American Express Tax & Business                                                Vice President and
   Services Inc.                                                                  Treasurer

American Partners Life Insurance Co.                                           Vice President and
                                                                                  Treasurer
AMEX Assurance Co.                                                             Vice President and
                                                                                  Treasurer





Item 28. Business and Other Connections of Investment Advisor (IDS Life)(cont'd)

IDS Advisory Group Inc.                                                        Vice President and
                                                                                  Treasurer
IDS Aircraft Services Corporation                                              Vice President and
                                                                                  Treasurer
IDS Cable Corporation                                                          Director, Vice President and
                                                                                  Treasurer
IDS Cable II Corporation                                                       Director, Vice President and
                                                                                  Treasurer
IDS Capital Holdings Inc.                                                      Vice President and
                                                                                  Treasurer
IDS Certificate Company                                                        Vice President and
                                                                                  Treasurer
IDS Deposit Corp.                                                              Director, President and
                                                                                  Treasurer
IDS Futures Corporation                                                        Director
IDS Futures III Corporation                                                    Director
IDS Insurance Agency of Alabama Inc.                                           Vice President and
                                                                                  Treasurer
IDS Insurance Agency of Arkansas Inc.                                          Vice President and
                                                                                  Treasurer
IDS Insurance Agency of Massachusetts Inc.                                     Vice President and
                                                                                  Treasurer
IDS Insurance Agency of New Mexico Inc.                                        Vice President and
                                                                                  Treasurer
IDS Insurance Agency of North Carolina Inc.                                    Vice President and
                                                                                  Treasurer
IDS Insurance Agency of Ohio Inc.                                              Vice President and
                                                                                  Treasurer
IDS Insurance Agency of Wyoming Inc.                                           Vice President and
                                                                                  Treasurer
IDS International, Inc.                                                        Vice President and
                                                                                  Treasurer
IDS Life Series Fund, Inc.                                                     Vice President and
                                                                                  Treasurer
IDS Life Variable Annuity Funds A&B                                            Director, Vice President
                                                                                  and Treasurer
IDS Management Corporation                                                     Director, Vice President
                                                                                  and Treasurer
IDS Partnership Services Corporation                                           Director, Vice President
                                                                                  and Treasurer
IDS Plan Services of California, Inc.                                          Vice President and
                                                                                  Treasurer
IDS Property Casualty Insurance Co.                                            Vice President and
                                                                                  Treasurer




Item 28. Business and Other Connections of Investment Advisor (IDS Life)(cont'd)

IDS Real Estate Services, Inc.                                                 Vice President and
                                                                                  Treasurer
IDS Realty Corporation                                                         Director, Vice President
                                                                                  and Treasurer
IDS Sales Support Inc.                                                         Director, Vice President
                                                                                  and Treasurer
IDS Securities Corporation                                                     Vice President and
                                                                                  Treasurer
Investors Syndicate Development Corp.                                          Vice President and
                                                                                  Treasurer
National Computer Systems, Inc.                  11000 Prairie Lakes Drive     Director
                                                 Minneapolis, MN  55440

NCM Capital Management Group, Inc.               2 Mutual Plaza                Director
                                                 501 Willard Street
                                                 Durham, NC  27701

Sloan Financial Group, Inc.                                                    Director

Lorraine R. Hart, Vice President--Investments
American Entrerprise Life Insurance Co.          IDS Tower 10                  Vice President-Investments
                                                 Minneapolis, MN  55440
American Express Financial Advisors                                            Vice President-Insurance
                                                                                  Investments
American Express Financial Corporation                                         Vice President-Insurance
                                                                                  Investments
American Partners Life Insurance Co.                                           Director and Vice
                                                                                  President-Investments
AMEX Assurance Co.                                                             Vice President-Investments
IDS Certificate Company                                                        Vice President-Investments
IDS Life Variable Annuity Funds A&B                                            Vice President-Investments
IDS Property Casualty Insurance Co.                                            Vice President-Investment
                                                                                  Officer
Investors Syndicate Development Corp.                                          Director and Vice
                                                                                  President-Investments





Item 28. Business and Other Connections of Investment Advisor (IDS Life)(cont'd)

David R. Hubers, Director
American Express Financial Advisors              IDS Tower 10                  Chairman, Chief Executive
                                                 Minneapolis, MN  55440           Officer and President
American Express Financial Corporation                                         Director, President and
                                                                                  Chief Executive Officer
American Express Service Corporation                                           Director and Executive
                                                                                  Vice President
AMEX Assurance Co.                                                             Director
IDS Aircraft Services Corporation                                              Director
IDS Certificate Company                                                        Director
IDS Plan Services of California                                                Director and President
IDS Property Casualty Insurance Co.                                            Director

James M. Jensen, Vice President--Insurance Product Development
American Express Financial Advisors              IDS Tower 10                  Vice President - Life
                                                 Minneapolis, MN  55440           Products
American Express Financial Corporation                                         Vice President - Life
                                                                                  Products

Richard W. Kling, Director and President
American Centurion Life Assurance Co.            20 Madison Ave. Ext.          Director
                                                 Albany, NY  12203
American Enterprise Life Insurance Co.           IDS Tower 10                  Director and Chairman of
                                                 Minneapolis, MN  55440           the Board
American Express Financial Advisors                                            Senior Vice President -
                                                                                  Products
American Express Financial Corporation                                         Director and Senior Vice
                                                                                  President-Products
American Express Insurance Agency of                                           Director and President
   Nevada Inc.
American Express Service Corporation                                           Vice President
American Partners Life Insurance Co.                                           Director and Chairman of
                                                                                  the Board
AMEX Assurance Co.                                                             Director and Chairman of
                                                                                  the Board
IDS Certificate Company                                                        Director and Chairman of
                                                                                  the Board
IDS Insurance Agency of Alabama Inc.                                           Director and President




Item 28. Business and Other Connections of Investment Advisor (IDS Life)(cont'd)

IDS Insurance Agency of Arkansas Inc.                                          Director and President
IDS Insurance Agency of Massachusetts Inc.                                     Director and President
IDS Insurance Agency of New Mexico Inc.                                        Director and President
IDS Insurance Agency of North Carolina Inc.                                    Director and President
IDS Insurance Agency of Ohio Inc.                                              Director and President
IDS Insurance Agency of Wyoming Inc.                                           Director and President
IDS Life Series Fund, Inc.                                                     Director and President
IDS Life Variable Annuity Funds A&B                                            Chairman of the Board of
                                                                                  Managers and President
IDS Property Casualty Insurance Co.                                            Director and Chairman of
                                                                                  the Board
IDS Life Insurance Company of New York           P.O. Box 5144                 Director, Chairman of the
                                                 Albany, NY  12205                Board and President

Paul F. Kolkman, Director and Executive Vice President
American Express Financial Advisors              IDS Tower 10                  Vice President -
                                                 Minneapolis, MN  55440           Actuarial Finance
American Express Financial Corporation                                         Vice President -
                                                                                  Actuarial Finance
IDS Life Series Fund, Inc.                                                     Vice President and Chief
                                                                                  Actuary
IDS Property Casualty Insurance Co.                                            Director

Ryan R. Larson, Vice President
American Centurion Life Assurance Co.            20 Madison Ave. Ext.          Director and Vice
                                                 Albany, NY  12203                President-Product
                                                                                  Development
American Express Financial Advisors              IDS Tower 10                  Vice President-IPG
                                                 Minneapolis, MN  55440           Product Development
American Express Financial Corporation                                         Vice President-IPG
                                                                                  Product Development

James A. Mitchell, Director, Chairman of the Board and Chief Executive Officer
American Enterprise Investment                   IDS Tower 10                  Director
   Services Inc.                                 Minneapolis, MN  55440




Item 28. Business and Other Connections of Investment Advisor (IDS Life)(cont'd)

American Express Financial Advisors                                            Executive Vice President -
                                                                                  Marketing and Products
American Express Financial Corporation                                         Director and Executive
                                                                                  Vice President -
                                                                                  Marketing and Products
American Express Service Corporation.                                          Senior Vice President
American Express Tax & Business                                                Director
   Services Inc.
AMEX Assurance Co.                                                             Director
IDS Certificate Company                                                        Director
IDS Plan Services of California, Inc.                                          Director
IDS Property Casualty Insurance Co.                                            Director

Barry J. Murphy, Director and Executive Vice President--Client Service
American Express Financial Advisors              IDS Tower 10                  Senior Vice President -
                                                 Minneapolis, MN  55440           Client Service
American Express Financial Corporation                                         Director and Senior Vice
                                                                                  President-Client Service

James R. Palmer, Vice President--Taxes
American Express Financial Advisors              IDS Tower 10                  Vice President-Taxes
                                                 Minneapolis, MN  55440
American Express Financial Corporation                                         Vice President-Taxes
IDS Aircraft Services Corporation                                              Vice President

Stuart A. Sedlacek, Director and Executive Vice President--Assured Assets
American Centurion Life Assurance Co.            IDS Tower 10                  Director, Chairman of the
                                                 Minneapolis, MN  55440           Board and President
American Enterprise Life Insurance Co.                                         Director and Executive
                                                                                  Vice President, Assured
                                                                                  Assets
American Express Financial Advisors                                            Vice President -
                                                                                  Assured Assets
American Express Financial Corporation                                         Vice President -
                                                                                  Assured Assets
American Partners Life Insurance Co.                                           Director and President
IDS Certificate Company                                                        Director and President
Investors Syndicate Development Corp.                                          Chairman of the Board
                                                                                  and President




Item 28. Business and Other Connections of Investment Advisor (IDS Life)(cont'd)

F. Dale Simmons, Vice President--Real Estate Loan Management and Assistant Treasurer
American Enterprise Life Insurance Co.           IDS Tower 10                  Vice President - Real
                                                 Minneapolis, MN  55440           Estate Loan Management
American Express Financial Advisors                                            Vice President - Senior
                                                                                  Portfolio Manager,
                                                                                  Insurance Investments
American Express Financial Corporation                                         Vice President - Senior
                                                                                  Portfolio Manager,
                                                                                  Insurance Investments
American Partners Life Insurance Co.                                           Vice President - Real
                                                                                  Estate Loan Management
AMEX Assurance Company                                                         Vice President
IDS Certificate Company                                                        Vice President - Real
                                                                                  Estate Loan Management
IDS Partnership Services Corporation                                           Vice President
IDS Real Estate Services Inc.                                                  Director and Vice President
IDS Realty Corporation                                                         Vice President
IDS Life Insurance Company of New York           Box 5144                      Vice President and
                                                 Albany, NY  12205                Assistant Treasurer

William A. Stoltzmann, Vice President, General Counsel and Secretary
American Enterprise Life Insurance Co.           IDS Tower 10                  Director, Vice President,
                                                 Minneapolis, MN  55440           General Counsel and
                                                                                  Secretary
American Express Financial Advisors                                            Vice President and
                                                                                  Assistant General
                                                                                  Counsel
American Express Financial Corporation                                         Vice President and
                                                                                  Assistant General
                                                                                  Counsel
American Partners Life Insurance Co.                                           Director, Vice President,
                                                                                  General Counsel and
                                                                                  Secretary

Melinda S. Urion, Director, Executive Vice President and Controller
American Enterprise Life Insurance Co.           IDS Tower 10                  Vice President and
                                                 Minneapolis, MN  55440           Controller
American Express Financial Advisors                                            Senior Vice President and
                                                                                  Chief Financial Officer




Item 28. Business and Other Connections of Investment Advisor (IDS Life)(cont'd)

American Express Financial Corporation                                         Senior Vice President and
                                                                                  Chief Financial Officer
American Express Trust Company                                                 Director
American Partners Life Insurance Co.                                           Director and Vice President

Item 29.              The Fund has no principal underwriter.

Item 30.              Location of Accounts and Records

                      American Express Financial Corporation
                      IDS Tower 10
                      Minneapolis, MN  55440-0010

Item 31.              Management Services

                      Not Applicable.

Item 32.              Undertakings

(a)  Not Applicable.

(b)  The  Registrant  undertakes  to  file  a  post-effective   amendment  using
     financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

(c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Life Moneyshare Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 29th day of October, 1997.

IDS LIFE MONEYSHARE FUND, INC.

By   /s/ Melinda S. Urion
         Melinda S. Urion, Treasurer

By   /s/ William R. Pearce**
         William R. Pearce, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of October, 1997.

Signature                              Capacity

/s/  William R. Pearce*                Chief Executive Officer
     William R. Pearce                 and Chairman of the Board

/s/  John R. Thomas*                   President and Director
     John R. Thomas

/s/  H. Brewster Atwater, Jr.*         Director
     H. Brewster Atwater, Jr.

/s/  Lynne V. Cheney*                  Director
     Lynne V. Cheney

/s/  Robert F. Froehlke*               Director
     Robert F. Froehlke

/s/  David R. Hubers*                  Director
     David R. Hubers

/s/  Heinz F. Hutter*                  Director
     Heinz F. Hutter

/s/  Anne P. Jones*                    Director
     Anne P. Jones

/s/  James A. Mitchell*                Director
     James A. Mitchell

Signature                              Capacity

/s/  Alan K. Simpson*                  Director
     Alan K. Simpson

/s/  Edson W. Spencer*                 Director
     Edson W. Spencer

/s/  Wheelock Whitney*                 Director
     Wheelock Whitney

/s/  C. Angus Wurtele*                 Director
     C. Angus Wurtele

*Signed pursuant to Directors' Power of Attorney dated January 8, 1997, filed electronically herewith.



----------------------------
Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney dated November 1, 1995, filed electronically as Exhibit 18(b) to Registrant's Post-Effective Amendment No. 28 by:



----------------------------
Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 31
TO REGISTRATION STATEMENT NO. 2-72584

This post-effective amendment contains the following papers and documents:

The facing sheet.

Cross reference sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

     Financial Statements

Part C.

     Other information.

The signatures.